Schedule of Investments(a)
Invesco BulletShares 2022 Corporate Bond ETF (BSCM)
November 30, 2022
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-89.04%
U.S. Treasury Bills-89.04%(b)
2.91%–3.45%, 12/15/2022	$872,000,000	$870,933,073
3.59%–3.63%, 12/13/2022	483,000,000	482,430,562
Total U.S. Treasury Securities (Cost $1,353,291,995)		1,353,363,635
U.S. Dollar Denominated Bonds & Notes-8.84%
Banks-1.63%
MUFG Union Bank N.A., 2.10%, 12/09/2022	8,700,000	8,695,459
NatWest Group PLC (United Kingdom), 6.13%, 12/15/2022	16,000,000	15,998,197
		24,693,656
Consumer Finance-1.07%
American Express Co., 2.65%, 12/02/2022	16,296,000	16,296,000
Entertainment-0.84%
TWDC Enterprises 18 Corp., 2.35%, 12/01/2022	12,790,000	12,790,000
Food & Staples Retailing-1.04%
Walmart, Inc., 2.35%, 12/15/2022	15,750,000	15,740,856
	Principal Amount	Value
Health Care Providers & Services-1.13%
Elevance Health, Inc., 2.95%, 12/01/2022	$9,453,000	$9,453,000
Humana, Inc., 3.15%, 12/01/2022	7,668,000	7,668,000
		17,121,000
IT Services-1.89%
Visa, Inc., 2.80%, 12/14/2022	28,770,000	28,756,491
Semiconductors & Semiconductor Equipment-1.24%
Intel Corp., 2.70%, 12/15/2022	18,900,000	18,889,720
Total U.S. Dollar Denominated Bonds & Notes (Cost $134,360,409)		134,287,723
	Shares
Money Market Funds-2.13%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(c)(d) (Cost $32,413,253)	32,413,253	32,413,253
TOTAL INVESTMENTS IN SECURITIES-100.01% (Cost $1,520,065,657)		1,520,064,611
OTHER ASSETS LESS LIABILITIES-(0.01)%		(202,961)
NET ASSETS-100.00%		$1,519,861,650

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$13,104,346	$1,580,493,663	$(1,561,184,756)	$-	$-	$32,413,253	$309,009

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2023 Corporate Bond ETF (BSCN)
November 30, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.11%
Aerospace & Defense-2.49%
Boeing Co. (The)
1.17%, 02/04/2023	$11,560,000	$11,473,295
4.51%, 05/01/2023(b)	26,170,000	26,077,984
General Dynamics Corp.
3.38%, 05/15/2023	6,546,000	6,503,108
1.88%, 08/15/2023	4,366,000	4,276,576
Northrop Grumman Corp., 3.25%, 08/01/2023	9,163,000	9,062,768
Precision Castparts Corp., 2.50%, 01/15/2023	8,720,000	8,686,820
		66,080,551
Air Freight & Logistics-0.33%
United Parcel Service, Inc., 2.50%, 04/01/2023	8,727,000	8,662,485
Automobiles-6.75%
American Honda Finance Corp.
2.05%, 01/10/2023	6,545,000	6,528,056
1.95%, 05/10/2023	7,414,000	7,326,629
0.88%, 07/07/2023	10,901,000	10,635,980
3.45%, 07/14/2023	4,277,000	4,235,167
0.65%, 09/08/2023	6,540,000	6,335,318
General Motors Co.
4.88%, 10/02/2023	13,087,000	13,027,819
5.40%, 10/02/2023(b)	8,741,000	8,753,668
General Motors Financial Co., Inc.
3.25%, 01/05/2023	7,414,000	7,401,337
3.70%, 05/09/2023	10,473,000	10,407,549
4.25%, 05/15/2023	6,400,000	6,377,926
4.15%, 06/19/2023	8,726,000	8,668,581
1.70%, 08/18/2023	10,909,000	10,621,302
Stellantis N.V., 5.25%, 04/15/2023	12,870,000	12,836,731
Toyota Motor Corp. (Japan), 3.42%, 07/20/2023	6,410,000	6,358,127
Toyota Motor Credit Corp.
2.63%, 01/10/2023	6,104,000	6,091,112
2.70%, 01/11/2023	5,127,000	5,115,770
2.90%, 03/30/2023	15,272,000	15,184,379
0.40%, 04/06/2023(b)	8,740,000	8,613,811
0.50%, 08/14/2023	12,261,000	11,898,045
1.35%, 08/25/2023	8,740,000	8,529,709
2.25%, 10/18/2023	4,366,000	4,273,237
		179,220,253
Banks-16.82%
Banco Santander S.A. (Spain), 3.85%, 04/12/2023	10,700,000	10,644,372
Bank of America Corp.
3.30%, 01/11/2023	37,083,000	37,022,492
4.10%, 07/24/2023(b)	17,089,000	17,022,499
Bank of Montreal (Canada), 0.45%, 12/08/2023(b)	7,694,000	7,353,861
Bank of Nova Scotia (The) (Canada), 0.40%, 09/15/2023(b)	9,780,000	9,445,429
Canadian Imperial Bank of Commerce (Canada), 3.50%, 09/13/2023(b)	8,541,000	8,449,499
Citigroup, Inc.
3.50%, 05/15/2023	10,681,000	10,613,772
3.88%, 10/25/2023(b)	8,330,000	8,267,862
Citizens Bank N.A., 3.70%, 03/29/2023	4,304,000	4,287,089
Comerica, Inc., 3.70%, 07/31/2023	7,420,000	7,352,088
	Principal Amount	Value
Banks-(continued)
Cooperatieve Rabobank U.A. (Netherlands)
2.75%, 01/10/2023	$9,650,000	$9,633,616
4.63%, 12/01/2023(b)	4,650,000	4,612,764
Fifth Third Bancorp, 1.63%, 05/05/2023	4,275,000	4,213,856
Fifth Third Bank N.A., 1.80%, 01/30/2023(b)	5,545,000	5,517,790
HSBC Holdings PLC (United Kingdom), 3.60%, 05/25/2023	17,090,000	16,970,054
Huntington National Bank (The), 3.55%, 10/06/2023	6,180,000	6,104,529
JPMorgan Chase & Co.
3.20%, 01/25/2023	23,995,000	23,943,359
3.38%, 05/01/2023	17,453,000	17,339,848
2.70%, 05/18/2023	17,086,000	16,935,804
KeyBank N.A.
3.38%, 03/07/2023	4,260,000	4,241,562
1.25%, 03/10/2023	6,220,000	6,162,343
M&T Bank Corp., 3.55%, 07/26/2023	4,270,000	4,227,813
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.46%, 03/02/2023	12,814,000	12,770,733
3.76%, 07/26/2023	18,760,000	18,587,330
2.53%, 09/13/2023	4,462,000	4,363,214
Mizuho Financial Group, Inc. (Japan), 3.55%, 03/05/2023	7,460,000	7,434,071
NatWest Group PLC (United Kingdom)
3.88%, 09/12/2023(b)	9,328,000	9,216,803
6.00%, 12/19/2023(b)	5,640,000	5,636,157
PNC Bank N.A.
2.95%, 01/30/2023	6,390,000	6,374,852
3.50%, 06/08/2023	6,400,000	6,354,148
3.80%, 07/25/2023	6,410,000	6,372,421
Royal Bank of Canada (Canada), 0.50%, 10/26/2023(b)	10,681,000	10,272,925
Santander Holdings USA, Inc., 3.40%, 01/18/2023	8,885,000	8,875,930
Sumitomo Mitsui Banking Corp. (Japan)
3.00%, 01/18/2023	4,266,000	4,254,053
3.95%, 07/19/2023	5,970,000	5,921,885
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.10%, 01/17/2023	12,814,000	12,785,695
3.75%, 07/19/2023(b)	6,546,000	6,474,847
Toronto-Dominion Bank (The) (Canada), 3.50%, 07/19/2023(b)	13,673,000	13,549,151
Truist Bank
3.00%, 02/02/2023	4,270,000	4,256,073
1.25%, 03/09/2023	11,210,000	11,104,563
2.75%, 05/01/2023	5,111,000	5,061,841
U.S. Bank N.A.
1.95%, 01/09/2023	6,970,000	6,953,068
2.85%, 01/23/2023	6,640,000	6,625,904
3.40%, 07/24/2023	10,930,000	10,826,353
Wells Fargo & Co.
4.13%, 08/15/2023	12,816,000	12,764,421
Series M, 3.45%, 02/13/2023(b)	9,363,000	9,333,518
		446,532,257
Beverages-1.73%
Diageo Capital PLC (United Kingdom)
2.63%, 04/29/2023	11,774,000	11,667,138
3.50%, 09/18/2023	4,473,000	4,434,712
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Beverages-(continued)
Keurig Dr Pepper, Inc., 3.13%, 12/15/2023(b)	$4,277,000	$4,191,593
PepsiCo, Inc.
2.75%, 03/01/2023	10,903,000	10,852,898
0.75%, 05/01/2023	8,724,000	8,586,797
0.40%, 10/07/2023	6,514,000	6,283,214
		46,016,352
Biotechnology-1.61%
AbbVie, Inc., 2.85%, 05/14/2023	8,726,000	8,641,084
Amgen, Inc., 2.25%, 08/19/2023(b)	6,545,000	6,425,203
Gilead Sciences, Inc.
2.50%, 09/01/2023	6,543,000	6,423,765
0.75%, 09/29/2023	13,084,000	12,629,128
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/2023	8,723,000	8,558,283
		42,677,463
Capital Markets-8.71%
Ameriprise Financial, Inc., 4.00%, 10/15/2023(b)	6,411,000	6,362,580
Ares Capital Corp., 3.50%, 02/10/2023(b)	6,600,000	6,574,262
Bank of New York Mellon Corp. (The)
1.85%, 01/27/2023	6,511,000	6,485,567
2.95%, 01/29/2023	8,741,000	8,714,876
3.50%, 04/28/2023	6,504,000	6,470,844
3.45%, 08/11/2023	6,508,000	6,441,163
2.20%, 08/16/2023	10,881,000	10,687,627
0.35%, 12/07/2023	6,669,000	6,374,035
Charles Schwab Corp. (The), 2.65%, 01/25/2023	6,837,000	6,815,392
Credit Suisse AG (Switzerland)
1.00%, 05/05/2023	17,512,000	16,809,731
0.52%, 08/09/2023	12,240,000	11,665,001
Goldman Sachs Group, Inc. (The)
3.63%, 01/22/2023	19,630,000	19,597,122
3.20%, 02/23/2023	15,270,000	15,212,079
0.52%, 03/08/2023	5,984,000	5,918,108
1.22%, 12/06/2023	16,230,000	15,648,549
Jefferies Financial Group, Inc., 5.50%, 10/18/2023	3,770,000	3,755,701
Morgan Stanley
3.13%, 01/23/2023	21,812,000	21,770,985
3.75%, 02/25/2023	21,810,000	21,755,488
4.10%, 05/22/2023	17,450,000	17,394,260
State Street Corp.
3.10%, 05/15/2023	8,540,000	8,472,996
3.70%, 11/20/2023(b)	8,540,000	8,443,038
		231,369,404
Chemicals-0.91%
Ecolab, Inc., 0.90%, 12/15/2023(b)	4,362,000	4,189,117
Linde, Inc., 2.70%, 02/21/2023(b)	4,366,000	4,361,188
LYB International Finance B.V., 4.00%, 07/15/2023	3,629,000	3,597,907
Mosaic Co. (The), 4.25%, 11/15/2023(b)	7,854,000	7,777,152
Nutrien Ltd. (Canada), 1.90%, 05/13/2023	4,361,000	4,293,965
		24,219,329
Commercial Services & Supplies-0.16%
Waste Management, Inc., 2.40%, 05/15/2023(b)	4,360,000	4,310,680
	Principal Amount	Value
Communications Equipment-0.40%
Cisco Systems, Inc.
2.60%, 02/28/2023(b)	$4,269,000	$4,245,790
2.20%, 09/20/2023(b)	6,408,000	6,295,270
		10,541,060
Construction Materials-0.22%
Martin Marietta Materials, Inc., 0.65%, 07/15/2023	5,985,000	5,816,128
Consumer Finance-3.15%
Ally Financial, Inc.
3.05%, 06/05/2023	6,840,000	6,749,452
1.45%, 10/02/2023	10,254,000	9,903,411
American Express Co.
3.40%, 02/27/2023	13,963,000	13,926,507
0.75%, 11/03/2023	6,839,000	6,586,036
Capital One Financial Corp.
3.20%, 01/30/2023	10,881,000	10,852,385
2.60%, 05/11/2023	8,740,000	8,646,193
3.50%, 06/15/2023	7,325,000	7,269,403
Capital One N.A., 3.38%, 02/15/2023	12,660,000	12,618,324
Discover Bank, 3.35%, 02/06/2023	7,090,000	7,067,423
		83,619,134
Diversified Financial Services-2.35%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.30%, 01/23/2023	5,272,000	5,256,367
4.13%, 07/03/2023	5,261,000	5,214,851
4.50%, 09/15/2023	10,883,000	10,750,401
1.15%, 10/29/2023	15,350,000	14,670,686
Berkshire Hathaway, Inc.
3.00%, 02/11/2023(b)	4,270,000	4,258,427
2.75%, 03/15/2023	17,490,000	17,410,381
Jackson Financial, Inc., 1.13%, 11/22/2023	5,108,000	4,898,591
		62,459,704
Electric Utilities-3.32%
Duke Energy Carolinas LLC
2.50%, 03/15/2023	4,363,000	4,335,390
3.05%, 03/15/2023(b)	4,366,000	4,346,574
Entergy Louisiana LLC, 0.62%, 11/17/2023	5,800,000	5,559,171
Florida Power & Light Co., 2.75%, 06/01/2023	4,277,000	4,229,978
Georgia Power Co., Series A, 2.10%, 07/30/2023	6,107,000	5,982,245
NextEra Energy Capital Holdings, Inc., 0.65%, 03/01/2023	17,449,000	17,269,965
OGE Energy Corp., 0.70%, 05/26/2023	4,365,000	4,274,397
Oklahoma Gas and Electric Co., 0.55%, 05/26/2023	4,365,000	4,272,306
Pacific Gas and Electric Co.
4.25%, 08/01/2023(b)	4,376,000	4,323,432
1.70%, 11/15/2023	7,856,000	7,537,883
Southern California Edison Co., Series C, 3.50%, 10/01/2023	5,238,000	5,165,268
Southern Co. (The), 2.95%, 07/01/2023	10,882,000	10,762,358
Virginia Electric & Power Co., Series C, 2.75%, 03/15/2023	5,979,000	5,943,520
Xcel Energy, Inc., 0.50%, 10/15/2023	4,360,000	4,183,249
		88,185,736

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Electrical Equipment-0.36%
Emerson Electric Co., 2.63%, 02/15/2023	$4,365,000	$4,356,300
Rockwell Automation, Inc., 0.35%, 08/15/2023	5,236,000	5,071,791
		9,428,091
Energy Equipment & Services-0.69%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 1.23%, 12/15/2023	5,552,000	5,346,981
Schlumberger Investment S.A., 3.65%, 12/01/2023	13,085,000	12,922,904
		18,269,885
Entertainment-0.23%
RELX Capital, Inc. (United Kingdom), 3.50%, 03/16/2023	6,110,000	6,083,046
Equity REITs-1.31%
American Tower Corp.
3.50%, 01/31/2023	8,725,000	8,700,302
3.00%, 06/15/2023	6,106,000	6,031,227
Boston Properties L.P., 3.13%, 09/01/2023	4,270,000	4,182,609
Crown Castle, Inc., 3.15%, 07/15/2023	6,544,000	6,469,298
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 11/01/2023	4,441,000	4,400,853
Simon Property Group L.P., 2.75%, 06/01/2023	5,130,000	5,068,015
		34,852,304
Food & Staples Retailing-1.77%
Kroger Co. (The), 3.85%, 08/01/2023	5,130,000	5,092,556
Walgreens Boots Alliance, Inc., 0.95%, 11/17/2023	7,418,000	7,130,584
Walmart, Inc.
2.55%, 04/11/2023(b)	15,252,000	15,130,282
3.40%, 06/26/2023	19,891,000	19,742,446
		47,095,868
Food Products-0.82%
Campbell Soup Co., 3.65%, 03/15/2023	4,836,000	4,815,064
Conagra Brands, Inc.
3.20%, 01/25/2023	3,730,000	3,721,729
0.50%, 08/11/2023	4,271,000	4,134,169
Hershey Co. (The), 3.38%, 05/15/2023(b)	4,275,000	4,244,086
Kellogg Co., 2.65%, 12/01/2023	4,894,000	4,779,652
		21,694,700
Gas Utilities-0.70%
Atmos Energy Corp., 0.63%, 03/09/2023	9,600,000	9,497,834
CenterPoint Energy Resources Corp., 0.70%, 03/02/2023	6,110,000	6,040,733
National Fuel Gas Co., 3.75%, 03/01/2023	3,095,000	3,083,339
		18,621,906
Health Care Equipment & Supplies-0.77%
Abbott Laboratories, 3.40%, 11/30/2023(b)	9,175,000	9,043,082
Baxter International, Inc., 0.87%, 12/01/2023(b)	6,830,000	6,554,008
Stryker Corp., 0.60%, 12/01/2023	5,126,000	4,898,152
		20,495,242
Health Care Providers & Services-3.28%
Aetna, Inc., 2.80%, 06/15/2023	11,340,000	11,203,819
AmerisourceBergen Corp., 0.74%, 03/15/2023	5,893,000	5,821,435
Cardinal Health, Inc., 3.20%, 03/15/2023	4,798,000	4,771,583
	Principal Amount	Value
Health Care Providers & Services-(continued)
Cigna Corp.
3.00%, 07/15/2023	$7,428,000	$7,333,221
3.75%, 07/15/2023	10,351,000	10,280,453
CVS Health Corp., 4.00%, 12/05/2023	3,676,000	3,646,559
Elevance Health, Inc.
3.30%, 01/15/2023	8,722,000	8,705,003
0.45%, 03/15/2023	4,360,000	4,310,483
Humana, Inc., 0.65%, 08/03/2023(b)	13,090,000	12,704,401
UnitedHealth Group, Inc.
2.75%, 02/15/2023	5,450,000	5,430,471
2.88%, 03/15/2023(b)	6,540,000	6,507,899
3.50%, 06/15/2023	6,540,000	6,497,433
		87,212,760
Hotels, Restaurants & Leisure-1.28%
Booking Holdings, Inc., 2.75%, 03/15/2023	4,360,000	4,340,284
Hyatt Hotels Corp., 1.30%, 10/01/2023(b)	6,112,000	5,904,276
McDonald’s Corp., 3.35%, 04/01/2023	8,745,000	8,704,353
Starbucks Corp.
3.10%, 03/01/2023	8,746,000	8,711,935
3.85%, 10/01/2023	6,409,000	6,350,809
		34,011,657
Household Products-0.48%
Colgate-Palmolive Co., 1.95%, 02/01/2023(b)	4,268,000	4,246,329
Procter & Gamble Co. (The), 3.10%, 08/15/2023	8,740,000	8,626,751
		12,873,080
Industrial Conglomerates-0.58%
3M Co.
1.75%, 02/14/2023	4,360,000	4,330,660
2.25%, 03/15/2023	5,667,000	5,629,259
General Electric Co., 3.10%, 01/09/2023	5,400,000	5,373,018
		15,332,937
Insurance-0.82%
Allstate Corp. (The), 3.15%, 06/15/2023	4,358,000	4,319,263
Lincoln National Corp., 4.00%, 09/01/2023	4,360,000	4,315,109
Loews Corp., 2.63%, 05/15/2023	4,440,000	4,395,534
MetLife, Inc., Series D, 4.37%, 09/15/2023(b)	8,725,000	8,704,014
		21,733,920
Internet & Direct Marketing Retail-1.22%
Amazon.com, Inc.
2.40%, 02/22/2023	8,723,000	8,681,865
0.25%, 05/12/2023	8,727,000	8,558,884
0.40%, 06/03/2023(b)	8,728,000	8,536,620
eBay, Inc., 2.75%, 01/30/2023	6,546,000	6,525,632
		32,303,001
IT Services-1.22%
Fidelity National Information Services, Inc., 0.38%, 03/01/2023	6,410,000	6,336,853
Global Payments, Inc.
3.75%, 06/01/2023(b)	4,800,000	4,760,577
4.00%, 06/01/2023	4,800,000	4,763,942

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
IT Services-(continued)
International Business Machines Corp., 3.38%, 08/01/2023	$13,087,000	$12,956,795
PayPal Holdings, Inc., 1.35%, 06/01/2023(b)	3,620,000	3,578,150
		32,396,317
Life Sciences Tools & Services-0.74%
Illumina, Inc., 0.55%, 03/23/2023	4,362,000	4,300,468
PerkinElmer, Inc., 0.55%, 09/15/2023	4,071,000	3,920,919
Thermo Fisher Scientific, Inc., 0.80%, 10/18/2023(b)	11,774,000	11,363,269
		19,584,656
Machinery-3.24%
Caterpillar Financial Services Corp.
0.25%, 03/01/2023(b)	8,721,000	8,629,453
3.45%, 05/15/2023	4,360,000	4,332,546
0.65%, 07/07/2023	8,893,000	8,679,594
0.45%, 09/14/2023(b)	8,725,000	8,445,993
3.75%, 11/24/2023	4,365,000	4,319,214
CNH Industrial Capital LLC, 1.95%, 07/02/2023	5,127,000	5,026,052
CNH Industrial N.V. (United Kingdom), 4.50%, 08/15/2023	5,222,000	5,185,710
Cummins, Inc., 3.65%, 10/01/2023	4,367,000	4,328,626
John Deere Capital Corp.
2.70%, 01/06/2023	4,366,000	4,358,420
0.25%, 01/17/2023(b)	5,234,000	5,203,226
2.80%, 01/27/2023(b)	4,367,000	4,353,159
2.80%, 03/06/2023	8,722,000	8,681,955
1.20%, 04/06/2023	4,360,000	4,305,763
0.40%, 10/10/2023	4,360,000	4,200,827
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/2023	6,105,000	6,086,253
		86,136,791
Media-0.59%
Discovery Communications LLC, 2.95%, 03/20/2023(b)	6,803,000	6,758,157
Time Warner Cable Enterprises LLC, 8.38%, 03/15/2023	8,742,000	8,807,309
		15,565,466
Metals & Mining-0.49%
Freeport-McMoRan, Inc., 3.88%, 03/15/2023	8,703,000	8,677,196
Reliance Steel & Aluminum Co., 4.50%, 04/15/2023(b)	4,360,000	4,349,698
		13,026,894
Multi-Utilities-1.16%
Black Hills Corp., 4.25%, 11/30/2023	4,584,000	4,540,262
Consolidated Edison, Inc., Series A, 0.65%, 12/01/2023	5,666,000	5,429,531
Delmarva Power & Light Co., 3.50%, 11/15/2023(b)	4,364,000	4,306,330
Public Service Electric & Gas Co., 2.38%, 05/15/2023	4,360,000	4,310,424
Public Service Enterprise Group, Inc., 0.84%, 11/08/2023(b)	6,548,000	6,280,360
WEC Energy Group, Inc., 0.55%, 09/15/2023	6,108,000	5,892,554
		30,759,461
	Principal Amount	Value
Oil, Gas & Consumable Fuels-7.78%
Canadian Natural Resources Ltd. (Canada), 2.95%, 01/15/2023	$8,740,000	$8,732,925
Chevron Corp., 1.14%, 05/11/2023	10,474,000	10,319,142
Chevron USA, Inc., 0.43%, 08/11/2023	4,272,000	4,143,609
Continental Resources, Inc., 4.50%, 04/15/2023(b)	5,433,000	5,416,049
Enbridge, Inc. (Canada)
4.00%, 10/01/2023	6,838,000	6,761,688
0.55%, 10/04/2023	4,275,000	4,109,546
Energy Transfer L.P.
3.60%, 02/01/2023	6,837,000	6,815,701
Series 5Y, 4.20%, 09/15/2023	4,268,000	4,237,660
Energy Transfer L.P./Regency Energy Finance Corp., 4.50%, 11/01/2023	5,129,000	5,077,887
Enterprise Products Operating LLC, 3.35%, 03/15/2023	10,910,000	10,860,237
EOG Resources, Inc., 2.63%, 03/15/2023	10,903,000	10,833,412
Exxon Mobil Corp.
2.73%, 03/01/2023	10,881,000	10,833,087
1.57%, 04/15/2023	23,994,000	23,716,196
Kinder Morgan Energy Partners L.P.
3.45%, 02/15/2023	5,338,000	5,319,059
3.50%, 09/01/2023	5,128,000	5,060,306
Kinder Morgan, Inc., 3.15%, 01/15/2023	8,740,000	8,723,384
MPLX L.P., 4.50%, 07/15/2023	8,627,000	8,576,466
ONEOK, Inc., 7.50%, 09/01/2023	4,269,000	4,315,334
Phillips 66, 3.70%, 04/06/2023	4,272,000	4,261,973
Pioneer Natural Resources Co., 0.55%, 05/15/2023	6,413,000	6,293,041
Plains All American Pipeline L.P./PAA Finance Corp., 3.85%, 10/15/2023	6,106,000	6,025,111
Sabine Pass Liquefaction LLC, 5.63%, 04/15/2023	9,940,000	9,939,330
Shell International Finance B.V. (Netherlands), 0.38%, 09/15/2023(b)	8,891,000	8,573,196
TotalEnergies Capital Canada Ltd. (France), 2.75%, 07/15/2023	8,724,000	8,613,977
TotalEnergies Capital International S.A. (France), 2.70%, 01/25/2023	8,723,000	8,696,179
TransCanada PipeLines Ltd. (Canada), 3.75%, 10/16/2023	5,345,000	5,272,638
Williams Cos., Inc. (The), 4.50%, 11/15/2023	5,129,000	5,089,467
		206,616,600
Personal Products-0.34%
Unilever Capital Corp. (United Kingdom)
3.13%, 03/22/2023	4,800,000	4,780,620
0.38%, 09/14/2023	4,373,000	4,221,878
		9,002,498
Pharmaceuticals-4.85%
AstraZeneca PLC (United Kingdom)
0.30%, 05/26/2023(b)	12,215,000	11,950,282
3.50%, 08/17/2023	7,415,000	7,347,060
Bristol-Myers Squibb Co.
3.25%, 11/01/2023	4,365,000	4,304,677
0.54%, 11/13/2023	13,082,000	12,558,610
GlaxoSmithKline Capital PLC (United Kingdom), 0.53%, 10/01/2023	11,108,000	10,699,978

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Pharmaceuticals-(continued)
Johnson & Johnson
2.05%, 03/01/2023(b)	$4,271,000	$4,244,178
3.38%, 12/05/2023(b)	6,831,000	6,780,850
Merck & Co., Inc., 2.80%, 05/18/2023	15,266,000	15,126,483
Mylan, Inc., 4.20%, 11/29/2023(b)	4,270,000	4,217,727
Pfizer, Inc.
3.00%, 06/15/2023(b)	8,741,000	8,680,593
3.20%, 09/15/2023	9,000,000	8,896,283
Royalty Pharma PLC, 0.75%, 09/02/2023(b)	8,723,000	8,420,317
Sanofi (France), 3.38%, 06/19/2023	8,742,000	8,669,092
Takeda Pharmaceutical Co. Ltd. (Japan), 4.40%, 11/26/2023	5,038,000	5,000,448
Zoetis, Inc., 3.25%, 02/01/2023	11,776,000	11,742,434
		128,639,012
Professional Services-0.19%
Thomson Reuters Corp. (Canada), 4.30%, 11/23/2023	5,126,000	5,079,756
Road & Rail-0.90%
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	6,109,000	6,073,947
3.85%, 09/01/2023	6,979,000	6,935,148
Norfolk Southern Corp., 2.90%, 02/15/2023	5,200,000	5,182,000
Union Pacific Corp., 3.50%, 06/08/2023	5,670,000	5,630,661
		23,821,756
Semiconductors & Semiconductor Equipment-1.36%
Microchip Technology, Inc., 2.67%, 09/01/2023	8,720,000	8,527,316
NVIDIA Corp., 0.31%, 06/15/2023	11,110,000	10,837,441
QUALCOMM, Inc., 2.60%, 01/30/2023	8,250,000	8,226,958
Skyworks Solutions, Inc., 0.90%, 06/01/2023	4,270,000	4,172,547
Texas Instruments, Inc., 2.25%, 05/01/2023(b)	4,270,000	4,232,899
		35,997,161
Software-4.04%
Adobe, Inc., 1.70%, 02/01/2023(b)	4,270,000	4,246,984
Intuit, Inc., 0.65%, 07/15/2023	4,361,000	4,253,727
Microsoft Corp.
2.38%, 05/01/2023	8,720,000	8,641,977
2.00%, 08/08/2023	13,089,000	12,864,182
3.63%, 12/15/2023(b)	13,120,000	13,001,346
Oracle Corp.
2.63%, 02/15/2023	10,910,000	10,864,969
3.63%, 07/15/2023	8,890,000	8,838,817
2.40%, 09/15/2023	21,810,000	21,367,331
Roper Technologies, Inc., 3.65%, 09/15/2023	6,108,000	6,035,645
salesforce.com, inc., 3.25%, 04/11/2023	8,740,000	8,713,807
VMware, Inc., 0.60%, 08/15/2023	8,740,000	8,465,193
		107,293,978
Specialty Retail-1.30%
AutoZone, Inc., 3.13%, 07/15/2023	4,366,000	4,316,373
Dell International LLC/EMC Corp., 5.45%, 06/15/2023	8,630,000	8,634,491
Home Depot, Inc. (The), 2.70%, 04/01/2023	8,725,000	8,668,774
Leidos, Inc., 2.95%, 05/15/2023(b)	4,270,000	4,226,102
	Principal Amount	Value
Specialty Retail-(continued)
Lowe’s Cos., Inc., 3.88%, 09/15/2023	$4,271,000	$4,242,194
TJX Cos., Inc. (The), 2.50%, 05/15/2023	4,358,000	4,305,906
		34,393,840
Technology Hardware, Storage & Peripherals-3.90%
Apple, Inc.
2.40%, 01/13/2023	6,410,000	6,392,750
2.85%, 02/23/2023	13,090,000	13,041,680
2.40%, 05/03/2023	47,980,000	47,507,331
0.75%, 05/11/2023	17,450,000	17,156,546
Hewlett Packard Enterprise Co.
2.25%, 04/01/2023	8,723,000	8,639,955
4.45%, 10/02/2023	10,909,000	10,853,299
		103,591,561
Textiles, Apparel & Luxury Goods-0.16%
NIKE, Inc., 2.25%, 05/01/2023	4,272,000	4,221,587
Tobacco-0.93%
Philip Morris International, Inc.
2.63%, 03/06/2023	5,130,000	5,095,948
1.13%, 05/01/2023	6,411,000	6,312,448
2.13%, 05/10/2023	4,270,000	4,209,583
3.60%, 11/15/2023(b)	4,270,000	4,212,448
Reynolds American, Inc. (United Kingdom), 4.85%, 09/15/2023	4,800,000	4,786,086
		24,616,513
Trading Companies & Distributors-0.60%
Air Lease Corp.
2.75%, 01/15/2023	5,126,000	5,106,356
3.88%, 07/03/2023	4,364,000	4,313,697
3.00%, 09/15/2023	6,548,000	6,420,328
		15,840,381
Wireless Telecommunication Services-2.06%
Rogers Communications, Inc. (Canada)
3.00%, 03/15/2023	4,360,000	4,333,680
4.10%, 10/01/2023	7,414,000	7,335,359
Sprint LLC, 7.88%, 09/15/2023	37,110,000	37,847,079
Vodafone Group PLC (United Kingdom), 2.95%, 02/19/2023	5,327,000	5,306,605
		54,822,723
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,669,272,306)		2,631,125,884
	Shares
Money Market Funds-0.57%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(c)(d) (Cost $15,191,456)	15,191,456	15,191,456
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.68% (Cost $2,684,463,762)		2,646,317,340
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.64%
Invesco Private Government Fund, 3.83%(c)(d)(e)	19,612,350	19,612,350

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Corporate Bond ETF (BSCN)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.15%(c)(d)(e)	50,408,598	$50,418,678
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $70,022,173)		70,031,028
TOTAL INVESTMENTS IN SECURITIES-102.32% (Cost $2,754,485,935)		2,716,348,368
OTHER ASSETS LESS LIABILITIES-(2.32)%		(61,514,742)
NET ASSETS-100.00%		$2,654,833,626

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2022.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$23,958,894	$82,256,003	$(91,023,441)	$-	$-	$15,191,456	$160,070
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,560,182	42,124,553	(43,072,385)	-	-	19,612,350	212,921*
Invesco Private Prime Fund	52,869,041	90,318,532	(92,772,262)	5,258	(1,891)	50,418,678	568,230*
Total	$97,388,117	$214,699,088	$(226,868,088)	$5,258	$(1,891)	$85,222,484	$941,221

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2024 Corporate Bond ETF (BSCO)
November 30, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.05%
Aerospace & Defense-1.72%
Boeing Co. (The)
1.95%, 02/01/2024(b)	$11,349,000	$10,905,324
1.43%, 02/04/2024	34,038,000	32,514,334
General Dynamics Corp., 2.38%, 11/15/2024	5,675,000	5,420,802
Howmet Aerospace, Inc., 5.13%, 10/01/2024(b)	12,370,000	12,273,513
		61,113,973
Air Freight & Logistics-0.15%
United Parcel Service, Inc., 2.80%, 11/15/2024	5,675,000	5,483,819
Airlines-0.27%
Delta Air Lines, Inc., 2.90%, 10/28/2024(b)	10,210,000	9,693,425
Auto Components-0.23%
Magna International, Inc. (Canada), 3.63%, 06/15/2024	8,512,000	8,330,685
Automobiles-4.84%
American Honda Finance Corp.
2.90%, 02/16/2024(b)	5,675,000	5,538,966
2.40%, 06/27/2024	5,675,000	5,460,590
0.55%, 07/12/2024	10,216,000	9,523,467
0.75%, 08/09/2024	11,349,000	10,610,088
2.15%, 09/10/2024(b)	8,512,000	8,117,900
General Motors Financial Co., Inc.
1.05%, 03/08/2024	9,645,000	9,124,165
3.95%, 04/13/2024(b)	14,184,000	13,943,603
1.20%, 10/15/2024(b)	9,645,000	8,901,603
3.50%, 11/07/2024	8,512,000	8,215,188
PACCAR Financial Corp., 3.15%, 06/13/2024	5,675,000	5,550,854
Toyota Motor Corp. (Japan)
0.68%, 03/25/2024(b)	14,187,000	13,432,365
2.36%, 07/02/2024	5,675,000	5,471,402
Toyota Motor Credit Corp.
0.45%, 01/11/2024	11,349,000	10,813,951
2.50%, 03/22/2024(b)	13,615,000	13,226,782
2.90%, 04/17/2024(b)	5,675,000	5,533,897
0.50%, 06/18/2024	9,645,000	9,021,281
0.63%, 09/13/2024(b)	11,349,000	10,559,930
4.40%, 09/20/2024	14,187,000	14,093,373
2.00%, 10/07/2024	5,675,000	5,402,893
		172,542,298
Banks-17.69%
Banco Santander S.A. (Spain), 3.89%, 05/24/2024	17,118,000	16,769,752
Bank of America Corp.
4.13%, 01/22/2024	28,363,000	28,170,913
4.00%, 04/01/2024(b)	26,153,000	25,950,926
4.20%, 08/26/2024	34,038,000	33,556,888
Bank of Montreal (Canada)
2.15%, 03/08/2024	14,187,000	13,709,939
Series H, 4.25%, 09/14/2024(b)	17,024,000	16,800,284
Bank of Nova Scotia (The) (Canada), 2.44%, 03/11/2024(b)	10,216,000	9,897,430
Barclays Bank PLC (United Kingdom), 3.75%, 05/15/2024(b)	6,680,000	6,558,636
	Principal Amount	Value
Banks-(continued)
Barclays PLC (United Kingdom), 4.38%, 09/11/2024(b)	$14,100,000	$13,732,677
BNP Paribas S.A. (France), 4.25%, 10/15/2024(b)	11,350,000	11,077,269
BPCE S.A. (France), 4.00%, 04/15/2024	17,130,000	16,837,222
Canadian Imperial Bank of Commerce (Canada), 1.00%, 10/18/2024(b)	7,371,000	6,858,412
Citigroup, Inc.
3.75%, 06/16/2024(b)	7,073,000	6,970,844
4.00%, 08/05/2024(b)	8,339,000	8,178,020
Cooperatieve Rabobank U.A. (Netherlands)
0.38%, 01/12/2024(b)	8,500,000	8,080,271
3.88%, 08/22/2024(b)	11,300,000	11,106,908
Fifth Third Bancorp, 4.30%, 01/16/2024	8,512,000	8,429,235
HSBC Holdings PLC (United Kingdom), 4.25%, 03/14/2024(b)	22,690,000	22,314,587
HSBC USA, Inc.
3.75%, 05/24/2024(b)	11,350,000	11,125,804
3.50%, 06/23/2024	8,510,000	8,309,265
Intesa Sanpaolo S.p.A. (Italy), 5.25%, 01/12/2024(b)	7,304,000	7,203,565
JPMorgan Chase & Co.
3.88%, 02/01/2024	17,024,000	16,865,875
3.63%, 05/13/2024(b)	22,689,000	22,325,432
3.88%, 09/10/2024	34,038,000	33,449,163
Lloyds Banking Group PLC (United Kingdom), 4.50%, 11/04/2024(b)	11,150,000	10,880,107
Mitsubishi UFJ Financial Group, Inc. (Japan), 2.80%, 07/18/2024(b)	11,151,000	10,705,568
National Bank of Canada (Canada), 0.75%, 08/06/2024(b)	5,600,000	5,200,977
NatWest Group PLC (United Kingdom), 5.13%, 05/28/2024(b)	9,524,000	9,413,845
PNC Bank N.A.
2.50%, 08/27/2024(b)	6,850,000	6,577,897
3.30%, 10/30/2024(b)	5,805,000	5,642,450
PNC Financial Services Group, Inc. (The)
3.90%, 04/29/2024(b)	8,512,000	8,399,451
2.20%, 11/01/2024(b)	7,379,000	7,022,876
Royal Bank of Canada (Canada)
3.97%, 07/26/2024	17,024,000	16,748,544
0.65%, 07/29/2024(b)	9,645,000	8,990,028
5.66%, 10/25/2024(b)	730,000	738,917
Santander UK PLC (United Kingdom), 4.00%, 03/13/2024(b)	11,349,000	11,168,217
Sumitomo Mitsui Banking Corp. (Japan)
3.95%, 01/10/2024(b)	5,702,000	5,619,714
3.40%, 07/11/2024(b)	5,633,000	5,464,817
Sumitomo Mitsui Financial Group, Inc. (Japan)
0.51%, 01/12/2024	5,640,000	5,355,728
2.70%, 07/16/2024	22,740,000	21,797,181
2.45%, 09/27/2024(b)	11,350,000	10,791,906
Toronto-Dominion Bank (The) (Canada)
2.35%, 03/08/2024(b)	17,024,000	16,475,588
4.29%, 09/13/2024(b)	16,844,000	16,628,541
1.25%, 12/13/2024(b)	5,529,000	5,136,376
Truist Bank, 2.15%, 12/06/2024(b)	14,190,000	13,493,001
Truist Financial Corp., 2.85%, 10/26/2024(b)	11,349,000	10,928,160
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Banks-(continued)
U.S. Bancorp
3.70%, 01/30/2024(b)	$8,512,000	$8,413,596
3.60%, 09/11/2024(b)	11,349,000	11,162,088
Wells Fargo & Co.
4.48%, 01/16/2024(b)	8,204,000	8,165,883
3.30%, 09/09/2024(b)	25,526,000	24,856,276
		630,057,049
Beverages-1.40%
Coca-Cola Co. (The), 1.75%, 09/06/2024(b)	11,349,000	10,885,600
Constellation Brands, Inc., 3.60%, 05/09/2024(b)	6,236,000	6,113,190
Diageo Capital PLC (United Kingdom), 2.13%, 10/24/2024(b)	6,900,000	6,566,424
Keurig Dr Pepper, Inc., 0.75%, 03/15/2024	13,054,000	12,357,135
PepsiCo, Inc., 3.60%, 03/01/2024	14,187,000	14,010,782
		49,933,131
Biotechnology-2.13%
AbbVie, Inc., 2.60%, 11/21/2024	42,428,000	40,631,359
Amgen, Inc., 3.63%, 05/22/2024(b)	15,881,000	15,627,302
Gilead Sciences, Inc., 3.70%, 04/01/2024	19,861,000	19,539,443
		75,798,104
Capital Markets-9.59%
Ameriprise Financial, Inc., 3.70%, 10/15/2024(b)	6,400,000	6,246,374
Bank of New York Mellon Corp. (The)
0.50%, 04/26/2024	6,813,000	6,422,017
3.40%, 05/15/2024(b)	5,676,000	5,569,267
3.25%, 09/11/2024	5,623,000	5,477,557
2.10%, 10/24/2024	11,202,000	10,673,129
Series 12, 3.65%, 02/04/2024(b)	8,512,000	8,398,394
Series J, 0.85%, 10/25/2024	7,941,000	7,371,464
BlackRock, Inc., 3.50%, 03/18/2024(b)	11,500,000	11,336,434
Brookfield Finance, Inc. (Canada), 4.00%, 04/01/2024(b)	8,800,000	8,644,832
Charles Schwab Corp. (The), 0.75%, 03/18/2024(b)	17,200,000	16,334,020
Credit Suisse AG (Switzerland)
0.50%, 02/02/2024	11,150,000	10,184,567
4.75%, 08/09/2024(b)	14,100,000	13,289,521
3.63%, 09/09/2024	33,700,000	31,003,596
Deutsche Bank AG (Germany)
3.70%, 05/30/2024(b)	8,630,000	8,362,662
3.70%, 05/30/2024	8,799,000	8,618,650
FS KKR Capital Corp., 1.65%, 10/12/2024	5,675,000	5,189,615
Goldman Sachs Group, Inc. (The)
4.00%, 03/03/2024(b)	34,038,000	33,606,342
3.00%, 03/15/2024(b)	26,097,000	25,421,652
3.85%, 07/08/2024	25,516,000	25,097,629
5.70%, 11/01/2024	5,000,000	5,059,397
Moody’s Corp., 4.88%, 02/15/2024(b)	5,800,000	5,786,306
Morgan Stanley
3.70%, 10/23/2024(b)	34,038,000	33,254,353
Series F, 3.88%, 04/29/2024	34,038,000	33,487,048
State Street Corp., 3.30%, 12/16/2024(b)	11,229,000	10,972,943
Stifel Financial Corp., 4.25%, 07/18/2024	6,000,000	5,888,802
		341,696,571
	Principal Amount	Value
Chemicals-1.39%
Celanese US Holdings LLC, 5.90%, 07/05/2024(b)	$22,689,000	$22,554,175
LyondellBasell Industries N.V., 5.75%, 04/15/2024	8,900,000	8,929,096
Nutrien Ltd. (Canada), 5.90%, 11/07/2024	5,620,000	5,687,039
Sherwin-Williams Co. (The)
3.13%, 06/01/2024(b)	5,800,000	5,643,240
4.05%, 08/08/2024	6,808,000	6,698,427
		49,511,977
Communications Equipment-0.32%
Cisco Systems, Inc., 3.63%, 03/04/2024(b)	11,400,000	11,275,794
Construction & Engineering-0.15%
Quanta Services, Inc., 0.95%, 10/01/2024	5,800,000	5,311,359
Consumer Finance-2.53%
Ally Financial, Inc., 5.13%, 09/30/2024	7,740,000	7,678,854
American Express Co.
3.38%, 05/03/2024	22,689,000	22,239,510
3.00%, 10/30/2024(b)	18,600,000	18,014,761
3.63%, 12/05/2024	6,811,000	6,659,572
Capital One Financial Corp., 3.75%, 04/24/2024	8,512,000	8,345,222
Discover Bank, 2.45%, 09/12/2024	8,460,000	7,994,420
Discover Financial Services, 3.95%, 11/06/2024	5,610,000	5,456,017
Synchrony Financial, 4.25%, 08/15/2024(b)	14,187,000	13,837,621
		90,225,977
Containers & Packaging-0.24%
Berry Global, Inc., 0.95%, 02/15/2024(b)	9,073,000	8,615,376
Diversified Financial Services-1.90%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.15%, 02/15/2024	10,250,000	9,886,669
1.65%, 10/29/2024	36,880,000	33,928,940
Series 3NC1, 1.75%, 10/29/2024	11,346,000	10,414,654
National Rural Utilities Cooperative Finance Corp., 0.35%, 02/08/2024	5,675,000	5,378,813
ORIX Corp. (Japan), 3.25%, 12/04/2024(b)	8,200,000	7,908,903
		67,517,979
Diversified Telecommunication Services-1.53%
AT&T, Inc., 0.90%, 03/25/2024(b)	25,526,000	24,227,891
Bell Canada (Canada), Series US-3, 0.75%, 03/17/2024	6,808,000	6,451,020
Verizon Communications, Inc.
0.75%, 03/22/2024(b)	11,341,000	10,779,592
3.50%, 11/01/2024(b)	13,180,000	12,919,294
		54,377,797
Electric Utilities-3.21%
Avangrid, Inc., 3.15%, 12/01/2024(b)	6,738,000	6,459,691
Duke Energy Corp., 3.75%, 04/15/2024	11,349,000	11,180,131
Edison International, 3.55%, 11/15/2024	5,675,000	5,461,570
Entergy Louisiana LLC, 0.95%, 10/01/2024	11,349,000	10,544,145
Evergy, Inc., 2.45%, 09/15/2024	9,073,000	8,605,613
Eversource Energy, 4.20%, 06/27/2024	10,216,000	10,075,676

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Florida Power & Light Co., 3.25%, 06/01/2024	$5,675,000	$5,556,518
Interstate Power and Light Co., 3.25%, 12/01/2024	5,675,000	5,473,313
MidAmerican Energy Co., 3.50%, 10/15/2024(b)	5,675,000	5,554,912
NextEra Energy Capital Holdings, Inc.
2.94%, 03/21/2024	12,480,000	12,122,445
4.20%, 06/20/2024	8,512,000	8,393,573
Pacific Gas and Electric Co., 3.25%, 02/16/2024	11,229,000	10,888,807
Southern California Edison Co., 1.10%, 04/01/2024	7,941,000	7,532,342
Southern Co. (The), Series 21-A, 0.60%, 02/26/2024	6,808,000	6,439,024
		114,287,760
Electronic Equipment, Instruments & Components-0.73%
Arrow Electronics, Inc., 3.25%, 09/08/2024	5,650,000	5,427,114
CDW LLC/CDW Finance Corp., 5.50%, 12/01/2024	6,600,000	6,598,977
Keysight Technologies, Inc., 4.55%, 10/30/2024(b)	6,800,000	6,709,059
TD SYNNEX Corp., 1.25%, 08/09/2024	8,000,000	7,400,854
		26,136,004
Entertainment-0.76%
Take-Two Interactive Software, Inc., 3.30%, 03/28/2024(b)	11,349,000	11,047,299
Walt Disney Co. (The), 1.75%, 08/30/2024(b)	17,024,000	16,174,841
		27,222,140
Equity REITs-2.00%
American Tower Corp.
0.60%, 01/15/2024(b)	5,675,000	5,402,484
5.00%, 02/15/2024	11,349,000	11,333,559
Boston Properties L.P., 3.80%, 02/01/2024	7,900,000	7,740,701
Brixmor Operating Partnership L.P., 3.65%, 06/15/2024	5,775,000	5,595,210
Crown Castle, Inc., 3.20%, 09/01/2024(b)	8,512,000	8,257,856
Simon Property Group L.P.
3.75%, 02/01/2024	6,808,000	6,706,146
2.00%, 09/13/2024	11,349,000	10,750,657
3.38%, 10/01/2024	10,210,000	9,897,963
W.P. Carey, Inc., 4.60%, 04/01/2024(b)	5,675,000	5,640,765
		71,325,341
Food & Staples Retailing-1.49%
Costco Wholesale Corp., 2.75%, 05/18/2024(b)	11,349,000	11,083,110
Kroger Co. (The), 4.00%, 02/01/2024(b)	5,675,000	5,620,711
Walgreens Boots Alliance, Inc., 3.80%, 11/18/2024	13,130,000	12,880,704
Walmart, Inc.
3.30%, 04/22/2024	17,024,000	16,741,809
2.65%, 12/15/2024(b)	7,146,000	6,883,282
		53,209,616
Food Products-1.20%
General Mills, Inc., 3.65%, 02/15/2024	5,675,000	5,605,890
	Principal Amount	Value
Food Products-(continued)
Hormel Foods Corp., 0.65%, 06/03/2024(b)	$10,778,000	$10,135,888
McCormick & Co., Inc., 3.15%, 08/15/2024	7,941,000	7,687,938
Mondelez International, Inc., 2.13%, 03/17/2024(b)	5,675,000	5,458,368
Tyson Foods, Inc., 3.95%, 08/15/2024(b)	14,187,000	13,947,135
		42,835,219
Gas Utilities-0.55%
Eastern Energy Gas Holdings LLC, Series A, 2.50%, 11/15/2024	6,808,000	6,470,487
ONE Gas, Inc., 1.10%, 03/11/2024	7,800,000	7,421,614
Southern California Gas Co., 3.15%, 09/15/2024(b)	5,800,000	5,623,869
		19,515,970
Health Care Equipment & Supplies-1.64%
Baxter International, Inc., 1.32%, 11/29/2024	15,718,000	14,618,551
Becton, Dickinson and Co.
3.36%, 06/06/2024	11,324,000	11,063,620
3.73%, 12/15/2024	9,926,000	9,684,305
DH Europe Finance II S.a.r.l., 2.20%, 11/15/2024	7,941,000	7,547,604
Stryker Corp., 3.38%, 05/15/2024	6,808,000	6,655,985
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024(b)	9,645,000	8,950,961
		58,521,026
Health Care Providers & Services-3.70%
Aetna, Inc., 3.50%, 11/15/2024(b)	8,512,000	8,298,111
AmerisourceBergen Corp., 3.40%, 05/15/2024	5,675,000	5,547,874
Cardinal Health, Inc., 3.08%, 06/15/2024	8,512,000	8,256,673
Cigna Corp.
0.61%, 03/15/2024(b)	5,615,000	5,313,239
3.50%, 06/15/2024(b)	8,092,000	7,917,631
CommonSpirit Health, 2.76%, 10/01/2024	8,737,000	8,356,782
CVS Health Corp., 3.38%, 08/12/2024(b)	7,379,000	7,211,175
Elevance Health, Inc.
3.50%, 08/15/2024	9,073,000	8,877,528
3.35%, 12/01/2024(b)	9,645,000	9,354,475
HCA, Inc., 5.00%, 03/15/2024	22,689,000	22,595,545
Humana, Inc., 3.85%, 10/01/2024	6,808,000	6,682,101
Laboratory Corp. of America Holdings, 3.25%, 09/01/2024(b)	6,808,000	6,581,025
McKesson Corp., 3.80%, 03/15/2024(b)	10,419,000	10,260,055
UnitedHealth Group, Inc.
0.55%, 05/15/2024(b)	11,349,000	10,693,578
5.00%, 10/15/2024	5,620,000	5,650,339
		131,596,131
Hotels, Restaurants & Leisure-0.38%
Hyatt Hotels Corp., 1.80%, 10/01/2024	8,470,000	7,936,362
McDonald’s Corp., 3.25%, 06/10/2024(b)	5,675,000	5,567,639
		13,504,001
Household Durables-0.36%
D.R. Horton, Inc., 2.50%, 10/15/2024(b)	5,675,000	5,409,994
Lennar Corp., 4.50%, 04/30/2024	7,379,000	7,272,027
		12,682,021

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Household Products-0.16%
Colgate-Palmolive Co., 3.25%, 03/15/2024(b)	$5,675,000	$5,581,102
Insurance-1.58%
American International Group, Inc., 4.13%, 02/15/2024	5,208,000	5,144,720
Aon Global Ltd., 3.50%, 06/14/2024	6,808,000	6,655,498
Brown & Brown, Inc., 4.20%, 09/15/2024(b)	5,615,000	5,527,894
Chubb INA Holdings, Inc., 3.35%, 05/15/2024(b)	7,941,000	7,787,961
CNA Financial Corp., 3.95%, 05/15/2024	6,240,000	6,124,386
Marsh & McLennan Cos., Inc., 3.50%, 06/03/2024	6,808,000	6,664,530
MetLife, Inc., 3.60%, 04/10/2024(b)	11,400,000	11,209,218
Willis North America, Inc., 3.60%, 05/15/2024(b)	7,379,000	7,175,454
		56,289,661
Interactive Media & Services-0.28%
Alphabet, Inc., 3.38%, 02/25/2024(b)	9,800,000	9,775,896
Internet & Direct Marketing Retail-2.46%
Amazon.com, Inc.
2.73%, 04/13/2024(b)	17,024,000	16,618,133
0.45%, 05/12/2024(b)	28,363,000	26,772,735
2.80%, 08/22/2024	22,689,000	22,043,177
3.80%, 12/05/2024(b)	14,187,000	13,967,653
eBay, Inc., 3.45%, 08/01/2024	8,512,000	8,309,625
		87,711,323
IT Services-2.32%
Fidelity National Information Services, Inc., 0.60%, 03/01/2024(b)	8,600,000	8,135,506
Fiserv, Inc., 2.75%, 07/01/2024	22,690,000	21,839,877
Global Payments, Inc., 1.50%, 11/15/2024(b)	5,700,000	5,278,085
International Business Machines Corp., 3.63%, 02/12/2024	22,700,000	22,380,983
Mastercard, Inc., 3.38%, 04/01/2024	11,400,000	11,219,913
PayPal Holdings, Inc., 2.40%, 10/01/2024(b)	14,200,000	13,603,874
		82,458,238
Leisure Products-0.15%
Hasbro, Inc., 3.00%, 11/19/2024	5,675,000	5,430,610
Life Sciences Tools & Services-0.98%
PerkinElmer, Inc., 0.85%, 09/15/2024(b)	8,983,000	8,301,132
Thermo Fisher Scientific, Inc., 1.22%, 10/18/2024(b)	28,363,000	26,533,684
		34,834,816
Machinery-4.33%
Caterpillar Financial Services Corp.
0.95%, 01/10/2024(b)	13,615,000	13,070,592
0.45%, 05/17/2024	12,482,000	11,739,845
0.60%, 09/13/2024	8,422,000	7,839,448
2.15%, 11/08/2024(b)	11,349,000	10,835,350
3.25%, 12/01/2024(b)	6,966,000	6,771,411
Caterpillar, Inc., 3.40%, 05/15/2024	11,349,000	11,168,012
CNH Industrial Capital LLC, 4.20%, 01/15/2024(b)	5,675,000	5,609,880
Illinois Tool Works, Inc., 3.50%, 03/01/2024(b)	7,940,000	7,836,189
	Principal Amount	Value
Machinery-(continued)
John Deere Capital Corp.
0.90%, 01/10/2024(b)	$5,700,000	$5,471,104
0.45%, 01/17/2024(b)	9,073,000	8,660,815
0.45%, 06/07/2024	6,808,000	6,393,781
3.35%, 06/12/2024(b)	5,675,000	5,564,232
2.65%, 06/24/2024	6,808,000	6,603,705
0.63%, 09/10/2024	5,675,000	5,293,132
4.55%, 10/11/2024	6,808,000	6,796,861
Parker-Hannifin Corp.
3.65%, 06/15/2024	15,881,000	15,521,962
3.30%, 11/21/2024	5,675,000	5,488,453
Trane Technologies Luxembourg Finance S.A., 3.55%, 11/01/2024	5,615,000	5,459,485
Wabtec Corp., 4.40%, 03/15/2024	8,232,000	8,098,334
		154,222,591
Media-0.81%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.50%, 02/01/2024	12,482,000	12,339,371
Omnicom Group, Inc./Omnicom Capital, Inc., 3.65%, 11/01/2024	8,512,000	8,298,779
WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	8,512,000	8,224,355
		28,862,505
Metals & Mining-0.23%
Freeport-McMoRan, Inc., 4.55%, 11/14/2024	8,290,000	8,201,214
Multiline Retail-0.55%
Dollar General Corp., 4.25%, 09/20/2024	8,512,000	8,384,274
Target Corp., 3.50%, 07/01/2024	11,349,000	11,167,950
		19,552,224
Multi-Utilities-0.36%
Black Hills Corp., 1.04%, 08/23/2024	6,738,000	6,272,921
WEC Energy Group, Inc., 0.80%, 03/15/2024(b)	6,808,000	6,437,080
		12,710,001
Oil, Gas & Consumable Fuels-8.43%
Boardwalk Pipelines L.P., 4.95%, 12/15/2024	6,808,000	6,742,510
Canadian Natural Resources Ltd. (Canada), 3.80%, 04/15/2024(b)	5,615,000	5,522,893
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/2024(b)	14,180,000	14,377,090
Chevron Corp., 2.90%, 03/03/2024(b)	11,349,000	11,113,991
Chevron USA, Inc., 3.90%, 11/15/2024(b)	7,089,000	6,997,138
ConocoPhillips, 3.35%, 11/15/2024	4,831,000	4,706,629
ConocoPhillips Co., 2.13%, 03/08/2024	10,216,000	9,884,659
Continental Resources, Inc., 3.80%, 06/01/2024(b)	10,139,000	9,864,512
Enbridge, Inc. (Canada), 3.50%, 06/10/2024(b)	5,675,000	5,527,098
Energy Transfer L.P.
4.25%, 04/01/2024	5,675,000	5,561,811
3.90%, 05/15/2024	6,803,000	6,650,530
Enterprise Products Operating LLC, 3.90%, 02/15/2024	9,645,000	9,483,653
Equinor ASA (Norway), 3.70%, 03/01/2024	11,500,000	11,355,732

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Exxon Mobil Corp.
3.18%, 03/15/2024(b)	$11,349,000	$11,166,545
2.02%, 08/16/2024(b)	11,349,000	10,887,127
Kinder Morgan Energy Partners L.P.
4.15%, 02/01/2024	7,380,000	7,283,089
4.30%, 05/01/2024	6,808,000	6,718,647
4.25%, 09/01/2024	7,379,000	7,268,506
Marathon Petroleum Corp., 3.63%, 09/15/2024(b)	8,512,000	8,301,105
MPLX L.P., 4.88%, 12/01/2024	12,952,000	12,839,634
Phillips 66, 0.90%, 02/15/2024	9,073,000	8,646,107
Plains All American Pipeline L.P./PAA Finance Corp., 3.60%, 11/01/2024	8,512,000	8,210,858
Sabine Pass Liquefaction LLC, 5.75%, 05/15/2024	22,689,000	22,722,428
Shell International Finance B.V. (Netherlands), 2.00%, 11/07/2024(b)	14,180,000	13,527,741
Spectra Energy Partners L.P., 4.75%, 03/15/2024	11,349,000	11,286,788
TotalEnergies Capital International S.A. (France)
3.70%, 01/15/2024	11,349,000	11,216,874
3.75%, 04/10/2024(b)	14,187,000	14,008,457
TransCanada PipeLines Ltd. (Canada), 1.00%, 10/12/2024	14,187,000	13,160,185
Williams Cos., Inc. (The)
4.30%, 03/04/2024	11,349,000	11,215,304
4.55%, 06/24/2024	14,187,000	14,038,336
		300,285,977
Paper & Forest Products-0.16%
Georgia-Pacific LLC, 8.00%, 01/15/2024(b)	5,675,000	5,853,762
Personal Products-0.82%
Estee Lauder Cos., Inc. (The), 2.00%, 12/01/2024	5,675,000	5,389,082
GSK Consumer Healthcare Capital US LLC, 3.02%, 03/24/2024	2,000,000	1,941,373
Unilever Capital Corp. (United Kingdom)
3.25%, 03/07/2024(b)	5,720,000	5,626,162
2.60%, 05/05/2024	11,353,000	11,025,925
0.63%, 08/12/2024	5,720,000	5,346,776
		29,329,318
Pharmaceuticals-1.63%
Astrazeneca Finance LLC (United Kingdom), 0.70%, 05/28/2024(b)	18,157,000	17,093,858
Novartis Capital Corp. (Switzerland), 3.40%, 05/06/2024	24,393,000	24,012,301
Pfizer, Inc., 3.40%, 05/15/2024(b)	11,349,000	11,167,857
Wyeth LLC, 6.45%, 02/01/2024	5,675,000	5,780,211
		58,054,227
Professional Services-0.23%
Equifax, Inc., 2.60%, 12/01/2024(b)	8,600,000	8,195,606
Road & Rail-0.99%
Burlington Northern Santa Fe LLC
3.75%, 04/01/2024(b)	5,675,000	5,600,062
3.40%, 09/01/2024	7,941,000	7,758,222
	Principal Amount	Value
Road & Rail-(continued)
Canadian Pacific Railway Co. (Canada), 1.35%, 12/02/2024(b)	$17,024,000	$15,852,475
CSX Corp., 3.40%, 08/01/2024	6,296,000	6,149,857
		35,360,616
Semiconductors & Semiconductor Equipment-2.24%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/2024	9,510,000	9,342,884
Intel Corp.
2.88%, 05/11/2024(b)	14,200,000	13,859,111
2.70%, 06/17/2024	590,000	572,711
KLA Corp., 4.65%, 11/01/2024(b)	9,000,000	8,968,688
Microchip Technology, Inc., 0.97%, 02/15/2024	15,910,000	15,051,976
NVIDIA Corp., 0.58%, 06/14/2024(b)	14,200,000	13,349,674
QUALCOMM, Inc., 2.90%, 05/20/2024(b)	10,400,000	10,144,575
Xilinx, Inc., 2.95%, 06/01/2024	8,600,000	8,362,307
		79,651,926
Software-2.76%
Microsoft Corp., 2.88%, 02/06/2024(b)	25,530,000	25,067,793
Oracle Corp.
3.40%, 07/08/2024(b)	22,690,000	22,146,946
2.95%, 11/15/2024(b)	22,690,000	21,814,473
Roper Technologies, Inc., 2.35%, 09/15/2024(b)	5,675,000	5,431,150
salesforce.com, inc., 0.63%, 07/15/2024(b)	11,400,000	10,692,241
VMware, Inc., 1.00%, 08/15/2024	14,200,000	13,221,754
		98,374,357
Specialty Retail-0.66%
Dell International LLC/EMC Corp., 4.00%, 07/15/2024(b)	11,400,000	11,180,703
Home Depot, Inc. (The), 3.75%, 02/15/2024(b)	12,482,000	12,367,316
		23,548,019
Technology Hardware, Storage & Peripherals-2.42%
Apple, Inc.
3.00%, 02/09/2024	20,010,000	19,656,179
3.45%, 05/06/2024(b)	28,370,000	27,942,323
2.85%, 05/11/2024	19,860,000	19,390,948
1.80%, 09/11/2024(b)	8,600,000	8,220,142
Hewlett Packard Enterprise Co., 1.45%, 04/01/2024	11,400,000	10,870,733
		86,080,325
Tobacco-0.78%
Altria Group, Inc., 4.00%, 01/31/2024	8,807,000	8,701,162
BAT Capital Corp. (United Kingdom), 2.79%, 09/06/2024	11,349,000	10,847,606
Philip Morris International, Inc., 3.25%, 11/10/2024	8,512,000	8,225,731
		27,774,499
Trading Companies & Distributors-0.56%
Air Lease Corp.
0.70%, 02/15/2024	8,512,000	8,009,805
0.80%, 08/18/2024(b)	6,738,000	6,198,957
4.25%, 09/15/2024(b)	5,675,000	5,575,043
		19,783,805

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Corporate Bond ETF (BSCO)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Wireless Telecommunication Services-1.06%
Sprint LLC, 7.13%, 06/15/2024	$28,363,000	$29,000,023
Vodafone Group PLC (United Kingdom), 3.75%, 01/16/2024(b)	8,812,000	8,717,524
		37,717,547
Total U.S. Dollar Denominated Bonds & Notes (Cost $3,652,183,580)		3,527,960,708
	Shares
Money Market Funds-0.23%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(c)(d) (Cost $8,376,978)	8,376,978	8,376,978
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.28% (Cost $3,660,560,558)		3,536,337,686
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.82%
Invesco Private Government Fund, 3.83%(c)(d)(e)	77,979,540	$77,979,540
Invesco Private Prime Fund, 4.15%(c)(d)(e)	200,426,852	200,466,930
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $278,406,437)		278,446,470
TOTAL INVESTMENTS IN SECURITIES-107.10% (Cost $3,938,966,995)		3,814,784,156
OTHER ASSETS LESS LIABILITIES-(7.10)%		(252,813,626)
NET ASSETS-100.00%		$3,561,970,530

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2022.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,400,109	$41,984,535	$(40,007,666)	$-	$-	$8,376,978	$70,919
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	28,975,256	154,381,006	(105,376,722)	-	-	77,979,540	578,069*
Invesco Private Prime Fund	75,151,379	363,128,487	(237,836,210)	35,330	(12,056)	200,466,930	1,576,586*
Total	$110,526,744	$559,494,028	$(383,220,598)	$35,330	$(12,056)	$286,823,448	$2,225,574

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2025 Corporate Bond ETF (BSCP)
November 30, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.99%
Aerospace & Defense-2.53%
Boeing Co. (The), 4.88%, 05/01/2025	$15,720,000	$15,565,808
General Dynamics Corp.
3.25%, 04/01/2025	3,366,000	3,271,967
3.50%, 05/15/2025(b)	3,368,000	3,295,979
Howmet Aerospace, Inc., 6.88%, 05/01/2025(b)	2,698,000	2,759,671
L3Harris Technologies, Inc., 3.83%, 04/27/2025	2,699,000	2,640,204
Lockheed Martin Corp., 4.95%, 10/15/2025	2,250,000	2,277,776
Northrop Grumman Corp., 2.93%, 01/15/2025	6,739,000	6,469,870
Precision Castparts Corp., 3.25%, 06/15/2025	3,818,000	3,710,331
Raytheon Technologies Corp., 3.95%, 08/16/2025(b)	6,737,000	6,624,123
		46,615,729
Air Freight & Logistics-0.24%
United Parcel Service, Inc., 3.90%, 04/01/2025(b)	4,463,000	4,403,090
Airlines-0.34%
Southwest Airlines Co., 5.25%, 05/04/2025	6,267,000	6,299,203
Auto Components-0.27%
BorgWarner, Inc., 3.38%, 03/15/2025(b)	2,249,000	2,168,569
Magna International, Inc. (Canada), 4.15%, 10/01/2025	2,923,000	2,868,143
		5,036,712
Automobiles-5.23%
American Honda Finance Corp.
1.50%, 01/13/2025(b)	5,000,000	4,680,243
1.20%, 07/08/2025(b)	3,347,000	3,056,009
1.00%, 09/10/2025	3,368,000	3,048,704
General Motors Co.
4.00%, 04/01/2025(b)	2,231,000	2,172,400
6.13%, 10/01/2025	8,978,000	9,092,720
General Motors Financial Co., Inc.
4.00%, 01/15/2025	4,494,000	4,372,524
2.90%, 02/26/2025	5,612,000	5,302,121
3.80%, 04/07/2025(b)	4,940,000	4,772,954
4.35%, 04/09/2025(b)	4,487,000	4,390,802
2.75%, 06/20/2025	5,563,000	5,236,035
4.30%, 07/13/2025(b)	3,588,000	3,483,236
6.05%, 10/10/2025(b)	5,580,000	5,627,320
Honda Motor Co. Ltd. (Japan), 2.27%, 03/10/2025	4,490,000	4,262,370
PACCAR Financial Corp., 3.55%, 08/11/2025	2,690,000	2,623,225
Toyota Motor Credit Corp.
1.45%, 01/13/2025(b)	5,160,000	4,833,725
1.80%, 02/13/2025	6,284,000	5,917,162
3.00%, 04/01/2025	5,616,000	5,412,000
3.40%, 04/14/2025(b)	2,250,000	2,186,350
3.95%, 06/30/2025(b)	5,840,000	5,738,286
3.65%, 08/18/2025(b)	3,370,000	3,281,632
0.80%, 10/16/2025	4,488,000	4,027,753
5.40%, 11/10/2025	2,920,000	2,970,368
		96,487,939
	Principal Amount	Value
Banks-16.70%
Banco Santander S.A. (Spain)
3.50%, 03/24/2025(b)	$5,600,000	$5,385,625
2.75%, 05/28/2025	6,800,000	6,389,415
5.15%, 08/18/2025(b)	7,800,000	7,748,116
Bank of America Corp.
4.00%, 01/22/2025	11,222,000	11,002,454
3.88%, 08/01/2025(b)	8,049,000	7,934,300
Series L, 3.95%, 04/21/2025	11,169,000	10,913,033
Bank of Montreal (Canada)
1.50%, 01/10/2025(b)	6,030,000	5,621,729
3.70%, 06/07/2025(b)	5,810,000	5,647,906
Bank of Nova Scotia (The) (Canada)
1.45%, 01/10/2025(b)	6,060,000	5,642,151
3.45%, 04/11/2025(b)	7,820,000	7,564,089
Canadian Imperial Bank of Commerce (Canada)
3.30%, 04/07/2025	6,060,000	5,838,779
3.95%, 08/04/2025	6,030,000	5,864,817
Citigroup, Inc.
3.88%, 03/26/2025	4,491,000	4,390,089
3.30%, 04/27/2025(b)	6,673,000	6,462,772
4.40%, 06/10/2025	11,167,000	10,977,672
5.50%, 09/13/2025	6,377,000	6,465,834
Citizens Bank N.A., 2.25%, 04/28/2025(b)	3,350,000	3,117,752
Cooperatieve Rabobank U.A. (Netherlands)
1.38%, 01/10/2025(b)	4,430,000	4,123,126
4.38%, 08/04/2025	6,770,000	6,577,699
Fifth Third Bancorp, 2.38%, 01/28/2025	3,364,000	3,175,603
Fifth Third Bank N.A., 3.95%, 07/28/2025(b)	3,450,000	3,381,488
HSBC Holdings PLC (United Kingdom), 4.25%, 08/18/2025(b)	6,710,000	6,439,604
Huntington Bancshares, Inc., 4.00%, 05/15/2025	2,229,000	2,171,764
JPMorgan Chase & Co.
3.13%, 01/23/2025	11,169,000	10,848,407
3.90%, 07/15/2025(b)	11,224,000	11,056,269
KeyBank N.A.
3.30%, 06/01/2025(b)	3,260,000	3,140,682
4.15%, 08/08/2025	5,570,000	5,448,885
Lloyds Banking Group PLC (United Kingdom), 4.58%, 12/10/2025(b)	5,930,000	5,680,994
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.19%, 02/25/2025	11,570,000	10,864,671
3.78%, 03/02/2025	3,336,000	3,242,946
1.41%, 07/17/2025	7,850,000	7,121,469
PNC Bank N.A., 3.25%, 06/01/2025	4,425,000	4,275,487
Regions Financial Corp., 2.25%, 05/18/2025(b)	3,366,000	3,149,867
Royal Bank of Canada (Canada)
1.60%, 01/21/2025(b)	4,470,000	4,174,352
3.38%, 04/14/2025(b)	6,250,000	6,050,210
Santander Holdings USA, Inc.
3.45%, 06/02/2025	4,448,000	4,230,456
4.50%, 07/17/2025	4,895,000	4,798,425
Sumitomo Mitsui Banking Corp. (Japan), 3.65%, 07/23/2025	2,110,000	2,026,265
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.35%, 01/15/2025(b)	5,600,000	5,286,520
1.47%, 07/08/2025	10,500,000	9,567,706
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Banks-(continued)
Toronto-Dominion Bank (The) (Canada)
1.45%, 01/10/2025(b)	$3,560,000	$3,313,464
3.77%, 06/06/2025(b)	7,370,000	7,169,266
Truist Bank
1.50%, 03/10/2025	5,600,000	5,188,454
3.63%, 09/16/2025	5,600,000	5,369,468
Truist Financial Corp.
4.00%, 05/01/2025(b)	3,813,000	3,742,129
3.70%, 06/05/2025(b)	4,490,000	4,365,323
1.20%, 08/05/2025(b)	3,342,000	3,031,211
U.S. Bancorp, 1.45%, 05/12/2025(b)	6,734,000	6,250,807
U.S. Bank N.A., 2.05%, 01/21/2025(b)	4,430,000	4,192,322
Wells Fargo & Co.
3.00%, 02/19/2025(b)	11,166,000	10,756,069
3.55%, 09/29/2025	11,129,000	10,779,101
		307,957,042
Beverages-1.16%
Diageo Capital PLC (United Kingdom)
1.38%, 09/29/2025	3,360,000	3,075,984
5.20%, 10/24/2025	2,250,000	2,280,660
Keurig Dr Pepper, Inc., 3.40%, 11/15/2025	2,249,000	2,172,937
PepsiCo, Inc.
2.25%, 03/19/2025	6,732,000	6,421,271
2.75%, 04/30/2025(b)	4,492,000	4,308,570
3.50%, 07/17/2025	3,146,000	3,078,300
		21,337,722
Biotechnology-2.26%
AbbVie, Inc., 3.60%, 05/14/2025	16,838,000	16,371,941
Amgen, Inc.
1.90%, 02/21/2025	2,249,000	2,120,020
3.13%, 05/01/2025(b)	4,488,000	4,337,656
Baxalta, Inc., 4.00%, 06/23/2025	3,595,000	3,533,261
Biogen, Inc., 4.05%, 09/15/2025	7,860,000	7,656,562
Gilead Sciences, Inc., 3.50%, 02/01/2025	7,860,000	7,670,856
		41,690,296
Building Products-0.12%
Fortune Brands Home & Security, Inc., 4.00%, 06/15/2025	2,242,000	2,172,696
Capital Markets-7.99%
Ameriprise Financial, Inc., 3.00%, 04/02/2025	2,249,000	2,159,560
Ares Capital Corp.
4.25%, 03/01/2025	2,800,000	2,659,917
3.25%, 07/15/2025	5,615,000	5,139,085
Bank of New York Mellon Corp. (The)
1.60%, 04/24/2025	5,588,000	5,188,230
3.35%, 04/25/2025	4,230,000	4,099,237
Series G, 3.00%, 02/24/2025(b)	3,367,000	3,251,156
Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025	2,230,000	2,184,599
Charles Schwab Corp. (The)
4.20%, 03/24/2025	2,700,000	2,679,126
3.85%, 05/21/2025(b)	3,400,000	3,341,647
CME Group, Inc., 3.00%, 03/15/2025(b)	3,372,000	3,261,997
Credit Suisse AG (Switzerland)
3.70%, 02/21/2025	9,350,000	8,571,900
2.95%, 04/09/2025	6,675,000	5,938,967
	Principal Amount	Value
Capital Markets-(continued)
Deutsche Bank AG (Germany)
4.50%, 04/01/2025(b)	$6,670,000	$6,323,204
4.16%, 05/13/2025(b)	2,240,000	2,187,500
Goldman Sachs Group, Inc. (The)
3.50%, 01/23/2025	11,224,000	10,914,955
3.50%, 04/01/2025	15,639,000	15,128,680
3.75%, 05/22/2025(b)	10,048,000	9,758,510
4.25%, 10/21/2025(b)	8,935,000	8,758,176
Moody’s Corp., 3.75%, 03/24/2025	3,145,000	3,064,251
Morgan Stanley
4.00%, 07/23/2025(b)	13,404,000	13,117,471
5.00%, 11/24/2025	8,978,000	8,993,157
Nomura Holdings, Inc. (Japan)
5.10%, 07/03/2025	3,510,000	3,491,107
1.85%, 07/16/2025	6,720,000	6,136,113
Northern Trust Corp., 3.95%, 10/30/2025	3,351,000	3,293,852
Owl Rock Capital Corp., 3.75%, 07/22/2025	2,249,000	2,095,191
State Street Corp., 3.55%, 08/18/2025(b)	5,834,000	5,676,294
		147,413,882
Chemicals-1.06%
Air Products and Chemicals, Inc., 1.50%, 10/15/2025	2,459,000	2,254,293
Celanese US Holdings LLC, 6.05%, 03/15/2025	7,860,000	7,818,307
Eastman Chemical Co., 3.80%, 03/15/2025	3,146,000	3,069,079
EI du Pont de Nemours and Co., 1.70%, 07/15/2025	2,300,000	2,130,496
LYB International Finance III LLC, 1.25%, 10/01/2025	2,189,000	1,948,294
Nutrien Ltd. (Canada), 5.95%, 11/07/2025	2,250,000	2,293,677
		19,514,146
Commercial Services & Supplies-0.33%
Republic Services, Inc., 3.20%, 03/15/2025	2,247,000	2,157,992
Waste Management, Inc.
3.13%, 03/01/2025	1,890,000	1,825,731
0.75%, 11/15/2025(b)	2,248,000	2,010,890
		5,994,613
Communications Equipment-0.12%
Cisco Systems, Inc., 3.50%, 06/15/2025(b)	2,244,000	2,196,972
Consumer Finance-2.78%
Ally Financial, Inc.
4.63%, 03/30/2025	2,229,000	2,188,143
5.80%, 05/01/2025(b)	3,352,000	3,365,559
5.75%, 11/20/2025(b)	4,694,000	4,628,109
American Express Co.
2.25%, 03/04/2025	7,820,000	7,386,340
3.95%, 08/01/2025	10,100,000	9,886,166
Capital One Financial Corp.
3.20%, 02/05/2025	4,472,000	4,293,850
4.25%, 04/30/2025	3,349,000	3,279,461
4.20%, 10/29/2025	6,700,000	6,494,145
Discover Financial Services, 3.75%, 03/04/2025(b)	2,237,000	2,149,551
Synchrony Financial
4.88%, 06/13/2025(b)	3,340,000	3,234,562
4.50%, 07/23/2025	4,491,000	4,299,226
		51,205,112

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Containers & Packaging-0.26%
Amcor Flexibles North America, Inc., 4.00%, 05/17/2025	$2,245,000	$2,179,136
WRKCo, Inc., 3.75%, 03/15/2025	2,700,000	2,602,609
		4,781,745
Distributors-0.11%
Genuine Parts Co., 1.75%, 02/01/2025	2,250,000	2,099,434
Diversified Consumer Services-0.12%
Yale University, Series 2020, 0.87%, 04/15/2025	2,300,000	2,117,675
Diversified Financial Services-1.22%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.50%, 01/15/2025(b)	3,600,000	3,433,123
6.50%, 07/15/2025(b)	5,551,000	5,607,514
4.45%, 10/01/2025	2,653,000	2,545,529
Blackstone Private Credit Fund, 4.70%, 03/24/2025(b)	3,990,000	3,899,033
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/2025(b)	2,245,000	2,160,688
1.88%, 02/07/2025	2,699,000	2,532,097
5.45%, 10/30/2025	2,250,000	2,282,614
		22,460,598
Diversified Telecommunication Services-0.62%
Verizon Communications, Inc.
3.38%, 02/15/2025(b)	5,974,000	5,832,163
0.85%, 11/20/2025	6,300,000	5,649,276
		11,481,439
Electric Utilities-2.64%
Avangrid, Inc., 3.20%, 04/15/2025	3,369,000	3,218,595
Berkshire Hathaway Energy Co., 4.05%, 04/15/2025(b)	5,597,000	5,542,334
Constellation Energy Generation LLC, 3.25%, 06/01/2025	4,038,000	3,875,979
Duke Energy Corp., 0.90%, 09/15/2025(b)	2,915,000	2,629,293
Duke Energy Progress LLC, 3.25%, 08/15/2025(b)	2,231,000	2,153,852
Entergy Corp., 0.90%, 09/15/2025(b)	3,595,000	3,203,897
Exelon Corp., 3.95%, 06/15/2025	3,620,000	3,544,991
Florida Power & Light Co.
2.85%, 04/01/2025	4,940,000	4,740,593
3.13%, 12/01/2025	2,677,000	2,569,806
NextEra Energy Capital Holdings, Inc., 4.45%, 06/20/2025(b)	4,490,000	4,460,537
Pacific Gas and Electric Co., 3.45%, 07/01/2025	3,909,000	3,698,723
Pinnacle West Capital Corp., 1.30%, 06/15/2025(b)	2,230,000	2,012,071
Southern Co. (The), 5.15%, 10/06/2025	2,250,000	2,263,977
Southern Power Co., 4.15%, 12/01/2025	2,243,000	2,209,525
Xcel Energy, Inc., 3.30%, 06/01/2025(b)	2,698,000	2,590,591
		48,714,764
Electrical Equipment-0.12%
Emerson Electric Co., 3.15%, 06/01/2025	2,238,000	2,160,554
Electronic Equipment, Instruments & Components-0.14%
CDW LLC/CDW Finance Corp., 4.13%, 05/01/2025	2,694,000	2,587,398
	Principal Amount	Value
Energy Equipment & Services-0.21%
Halliburton Co., 3.80%, 11/15/2025	$1,799,000	$1,759,522
Schlumberger Finance Canada Ltd., 1.40%, 09/17/2025	2,248,000	2,057,849
		3,817,371
Entertainment-0.93%
Netflix, Inc., 5.88%, 02/15/2025(b)	3,600,000	3,641,567
Take-Two Interactive Software, Inc., 3.55%, 04/14/2025	2,690,000	2,593,486
TWDC Enterprises 18 Corp., 3.15%, 09/17/2025	3,363,000	3,235,247
Walt Disney Co. (The), 3.35%, 03/24/2025(b)	7,861,000	7,654,788
		17,125,088
Equity REITs-3.17%
Alexandria Real Estate Equities, Inc., 3.45%, 04/30/2025(b)	2,690,000	2,597,164
American Tower Corp.
2.40%, 03/15/2025	3,363,000	3,158,166
4.00%, 06/01/2025	3,363,000	3,261,437
1.30%, 09/15/2025(b)	2,250,000	2,024,107
AvalonBay Communities, Inc., 3.45%, 06/01/2025	2,356,000	2,273,652
Boston Properties L.P., 3.20%, 01/15/2025	3,821,000	3,664,095
Brixmor Operating Partnership L.P., 3.85%, 02/01/2025	3,145,000	3,016,475
Crown Castle, Inc., 1.35%, 07/15/2025	2,248,000	2,039,793
Equinix, Inc., 1.00%, 09/15/2025	3,142,000	2,802,657
Essex Portfolio L.P., 3.50%, 04/01/2025	2,228,000	2,147,052
GLP Capital L.P./GLP Financing II, Inc., 5.25%, 06/01/2025	3,694,000	3,620,011
Healthpeak Properties, Inc., 4.00%, 06/01/2025(b)	2,018,000	1,965,692
Host Hotels & Resorts L.P., Series E, 4.00%, 06/15/2025	2,228,000	2,132,701
Kimco Realty Corp., 3.30%, 02/01/2025	2,250,000	2,163,770
Realty Income Corp.
3.88%, 04/15/2025(b)	2,247,000	2,199,119
4.63%, 11/01/2025	2,447,000	2,430,057
Simon Property Group L.P., 3.50%, 09/01/2025	4,940,000	4,751,156
SITE Centers Corp., 3.63%, 02/01/2025	2,054,000	1,938,212
Ventas Realty L.P., 3.50%, 02/01/2025	2,690,000	2,579,851
VICI Properties L.P., 4.38%, 05/15/2025	2,230,000	2,145,744
Welltower, Inc., 4.00%, 06/01/2025(b)	5,612,000	5,476,673
		58,387,584
Food & Staples Retailing-0.81%
Sysco Corp., 3.75%, 10/01/2025(b)	3,365,000	3,260,358
Walmart, Inc.
3.55%, 06/26/2025(b)	3,930,000	3,876,422
3.90%, 09/09/2025	7,862,000	7,763,957
		14,900,737
Food Products-1.11%
Bunge Ltd. Finance Corp., 1.63%, 08/17/2025(b)	2,695,000	2,454,013
Campbell Soup Co., 3.95%, 03/15/2025(b)	3,818,000	3,740,295
General Mills, Inc., 4.00%, 04/17/2025	3,576,000	3,517,401
JM Smucker Co. (The), 3.50%, 03/15/2025	4,470,000	4,342,425

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Food Products-(continued)
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	$3,369,000	$3,319,450
Mondelez International, Inc., 1.50%, 05/04/2025(b)	3,365,000	3,122,416
		20,496,000
Health Care Equipment & Supplies-0.87%
Abbott Laboratories, 2.95%, 03/15/2025(b)	4,500,000	4,361,494
Boston Scientific Corp., 1.90%, 06/01/2025(b)	2,243,000	2,092,785
Stryker Corp.
1.15%, 06/15/2025(b)	2,891,000	2,644,996
3.38%, 11/01/2025	3,372,000	3,257,866
Zimmer Biomet Holdings, Inc., 3.55%, 04/01/2025(b)	3,879,000	3,746,297
		16,103,438
Health Care Providers & Services-4.32%
AmerisourceBergen Corp., 3.25%, 03/01/2025	2,249,000	2,170,769
Cardinal Health, Inc., 3.75%, 09/15/2025	2,232,000	2,165,492
Cigna Corp.
3.25%, 04/15/2025	3,398,000	3,284,968
4.13%, 11/15/2025	9,880,000	9,709,146
CVS Health Corp.
4.10%, 03/25/2025	4,268,000	4,224,616
3.88%, 07/20/2025(b)	12,700,000	12,476,007
Elevance Health, Inc., 2.38%, 01/15/2025	5,586,000	5,322,574
HCA, Inc.
5.38%, 02/01/2025	11,680,000	11,656,965
5.25%, 04/15/2025(b)	6,230,000	6,216,070
Humana, Inc., 4.50%, 04/01/2025	2,679,000	2,649,517
Laboratory Corp. of America Holdings, 3.60%, 02/01/2025	4,493,000	4,359,283
McKesson Corp., 0.90%, 12/03/2025	2,250,000	2,004,200
Quest Diagnostics, Inc., 3.50%, 03/30/2025	2,682,000	2,592,493
UnitedHealth Group, Inc.
3.75%, 07/15/2025	9,000,000	8,835,033
5.15%, 10/15/2025(b)	2,000,000	2,030,913
		79,698,046
Hotels, Restaurants & Leisure-1.13%
Booking Holdings, Inc., 3.65%, 03/15/2025	2,245,000	2,202,293
Las Vegas Sands Corp., 2.90%, 06/25/2025(b)	2,223,000	2,036,954
Marriott International, Inc., Series EE, 5.75%, 05/01/2025	2,694,000	2,736,031
McDonald’s Corp.
3.38%, 05/26/2025(b)	3,146,000	3,061,166
3.30%, 07/01/2025(b)	3,364,000	3,271,393
1.45%, 09/01/2025(b)	2,250,000	2,077,832
Starbucks Corp., 3.80%, 08/15/2025(b)	5,567,000	5,472,013
		20,857,682
Household Durables-0.35%
DR Horton, Inc., 2.60%, 10/15/2025(b)	2,249,000	2,097,551
Lennar Corp., 4.75%, 05/30/2025	2,232,000	2,187,449
Newell Brands, Inc., 4.88%, 06/01/2025	2,248,000	2,174,951
		6,459,951
	Principal Amount	Value
Household Products-0.34%
Colgate-Palmolive Co., 3.10%, 08/15/2025	$2,230,000	$2,166,641
Procter & Gamble Co. (The), 0.55%, 10/29/2025	4,488,000	4,031,179
		6,197,820
Industrial Conglomerates-0.70%
3M Co.
2.00%, 02/14/2025(b)	3,368,000	3,197,303
2.65%, 04/15/2025	2,242,000	2,147,936
3.00%, 08/07/2025(b)	2,471,000	2,378,265
Honeywell International, Inc., 1.35%, 06/01/2025	5,610,000	5,199,999
		12,923,503
Insurance-1.31%
Allstate Corp. (The), 0.75%, 12/15/2025	2,679,000	2,368,436
American International Group, Inc., 2.50%, 06/30/2025	6,676,000	6,302,624
Aon Global Ltd., 3.88%, 12/15/2025	3,343,000	3,246,052
Chubb INA Holdings, Inc., 3.15%, 03/15/2025	3,572,000	3,452,050
CNO Financial Group, Inc., 5.25%, 05/30/2025	2,235,000	2,222,540
Marsh & McLennan Cos., Inc., 3.50%, 03/10/2025	2,300,000	2,240,782
MetLife, Inc.
3.00%, 03/01/2025(b)	2,230,000	2,157,201
3.60%, 11/13/2025	2,232,000	2,174,138
		24,163,823
Interactive Media & Services-0.22%
Alphabet, Inc., 0.45%, 08/15/2025(b)	4,490,000	4,052,957
Internet & Direct Marketing Retail-1.03%
Amazon.com, Inc.
3.00%, 04/13/2025	6,740,000	6,528,444
0.80%, 06/03/2025(b)	5,611,000	5,149,864
5.20%, 12/03/2025(b)	3,917,000	4,008,641
eBay, Inc., 1.90%, 03/11/2025(b)	3,592,000	3,370,236
		19,057,185
IT Services-2.60%
Automatic Data Processing, Inc., 3.38%, 09/15/2025	4,469,000	4,348,806
Fidelity National Information Services, Inc., 4.50%, 07/15/2025	3,343,000	3,289,027
Fiserv, Inc., 3.85%, 06/01/2025	4,037,000	3,917,329
International Business Machines Corp.
4.00%, 07/27/2025(b)	4,500,000	4,433,668
7.00%, 10/30/2025	2,699,000	2,868,239
Mastercard, Inc., 2.00%, 03/03/2025	3,335,000	3,168,005
PayPal Holdings, Inc., 1.65%, 06/01/2025	4,491,000	4,176,045
VeriSign, Inc., 5.25%, 04/01/2025	2,244,000	2,253,727
Visa, Inc., 3.15%, 12/14/2025	17,966,000	17,290,148
Western Union Co. (The), 2.85%, 01/10/2025	2,250,000	2,140,817
		47,885,811
Life Sciences Tools & Services-0.12%
Danaher Corp., 3.35%, 09/15/2025(b)	2,248,000	2,183,081

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Machinery-2.70%
Caterpillar Financial Services Corp.
3.40%, 05/13/2025	$5,580,000	$5,436,284
1.45%, 05/15/2025(b)	2,697,000	2,506,585
3.65%, 08/12/2025	3,600,000	3,524,628
0.80%, 11/13/2025	4,495,000	4,039,926
CNH Industrial Capital LLC, 3.95%, 05/23/2025	2,250,000	2,187,993
Cummins, Inc., 0.75%, 09/01/2025	2,245,000	2,026,354
Deere & Co., 2.75%, 04/15/2025(b)	3,148,000	3,026,741
John Deere Capital Corp.
2.05%, 01/09/2025	2,471,000	2,351,077
1.25%, 01/10/2025(b)	3,595,000	3,360,122
3.45%, 03/13/2025(b)	4,037,000	3,942,385
3.40%, 06/06/2025	4,490,000	4,379,879
4.05%, 09/08/2025	3,370,000	3,327,112
Otis Worldwide Corp., 2.06%, 04/05/2025	5,834,000	5,464,410
Stanley Black & Decker, Inc., 2.30%, 02/24/2025	2,242,000	2,128,213
Wabtec Corp., 3.20%, 06/15/2025	2,249,000	2,110,697
		49,812,406
Media-2.13%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	20,183,000	19,857,569
Comcast Corp.
3.38%, 02/15/2025	4,500,000	4,378,562
3.38%, 08/15/2025(b)	6,737,000	6,530,395
5.25%, 11/07/2025	3,370,000	3,425,425
Fox Corp., 3.05%, 04/07/2025(b)	2,690,000	2,572,383
Paramount Global, 4.75%, 05/15/2025	2,500,000	2,476,482
		39,240,816
Metals & Mining-0.24%
Nucor Corp.
3.95%, 05/23/2025	2,300,000	2,251,482
2.00%, 06/01/2025	2,250,000	2,099,131
		4,350,613
Multiline Retail-0.70%
Dollar General Corp., 4.15%, 11/01/2025	2,223,000	2,175,027
Dollar Tree, Inc., 4.00%, 05/15/2025	4,500,000	4,408,019
Target Corp., 2.25%, 04/15/2025(b)	6,731,000	6,400,778
		12,983,824
Multi-Utilities-1.05%
Dominion Energy, Inc., 3.90%, 10/01/2025(b)	3,370,000	3,281,130
DTE Energy Co., Series F, 1.05%, 06/01/2025	3,588,000	3,250,441
NiSource, Inc., 0.95%, 08/15/2025(b)	5,697,000	5,136,089
Public Service Enterprise Group, Inc., 0.80%, 08/15/2025	2,447,000	2,188,469
Sempra Energy, 3.30%, 04/01/2025	3,400,000	3,279,428
WEC Energy Group, Inc., 5.00%, 09/27/2025	2,250,000	2,259,215
		19,394,772
Oil, Gas & Consumable Fuels-8.38%
Canadian Natural Resources Ltd. (Canada)
3.90%, 02/01/2025(b)	2,692,000	2,634,191
2.05%, 07/15/2025(b)	2,693,000	2,511,771
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/2025	$6,699,000	$6,728,924
Chevron Corp.
1.55%, 05/11/2025(b)	11,222,000	10,488,925
3.33%, 11/17/2025(b)	3,363,000	3,260,517
Chevron USA, Inc., 0.69%, 08/12/2025	3,363,000	3,046,347
Columbia Pipeline Group, Inc., 4.50%, 06/01/2025	4,458,000	4,389,528
ConocoPhillips Co., 2.40%, 03/07/2025	4,040,000	3,839,763
DCP Midstream Operating L.P., 5.38%, 07/15/2025	3,705,000	3,661,584
Devon Energy Corp., 5.85%, 12/15/2025	2,181,000	2,229,589
Enbridge Energy Partners L.P., 5.88%, 10/15/2025	2,250,000	2,297,927
Enbridge, Inc. (Canada)
2.50%, 01/15/2025(b)	2,247,000	2,130,077
2.50%, 02/14/2025	2,237,000	2,116,194
Energy Transfer L.P., 4.05%, 03/15/2025	4,487,000	4,356,083
Enterprise Products Operating LLC, 3.75%, 02/15/2025(b)	5,168,000	5,050,413
EOG Resources, Inc., 3.15%, 04/01/2025	2,246,000	2,172,290
EQT Corp., 5.68%, 10/01/2025	2,250,000	2,246,535
Equinor ASA (Norway), 2.88%, 04/06/2025	5,700,000	5,481,288
Exxon Mobil Corp.
2.71%, 03/06/2025	7,862,000	7,557,018
2.99%, 03/19/2025(b)	12,348,000	11,958,252
Kinder Morgan, Inc., 4.30%, 06/01/2025	6,733,000	6,631,430
Marathon Petroleum Corp., 4.70%, 05/01/2025	5,609,000	5,560,376
MPLX L.P.
4.00%, 02/15/2025	2,226,000	2,160,958
4.88%, 06/01/2025	5,343,000	5,270,192
ONEOK Partners L.P., 4.90%, 03/15/2025	2,249,000	2,220,118
Phillips 66, 3.85%, 04/09/2025	2,923,000	2,860,122
Plains All American Pipeline L.P./PAA Finance Corp., 4.65%, 10/15/2025	4,500,000	4,429,701
Sabine Pass Liquefaction LLC, 5.63%, 03/01/2025	8,980,000	8,999,459
Shell International Finance B.V. (Netherlands), 3.25%, 05/11/2025(b)	12,351,000	12,000,585
Spectra Energy Partners L.P., 3.50%, 03/15/2025	2,250,000	2,170,682
TotalEnergies Capital International S.A. (France), 2.43%, 01/10/2025	4,494,000	4,304,945
Western Midstream Operating L.P., 3.35%, 02/01/2025	3,260,000	3,128,948
Williams Cos., Inc. (The)
3.90%, 01/15/2025	3,364,000	3,284,867
4.00%, 09/15/2025	3,365,000	3,279,853
		154,459,452
Personal Products-0.34%
GSK Consumer Healthcare Capital UK PLC (United Kingdom), 3.13%, 03/24/2025	4,250,000	4,070,924
Unilever Capital Corp. (United Kingdom), 3.10%, 07/30/2025(b)	2,239,000	2,158,588
		6,229,512
Pharmaceuticals-3.42%
AstraZeneca PLC (United Kingdom), 3.38%, 11/16/2025	8,984,000	8,698,916

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Pharmaceuticals-(continued)
Bristol-Myers Squibb Co., 0.75%, 11/13/2025	$4,491,000	$4,046,210
Eli Lilly and Co., 2.75%, 06/01/2025	2,517,000	2,414,125
GlaxoSmithKline Capital, Inc. (United Kingdom), 3.63%, 05/15/2025(b)	4,492,000	4,403,477
Johnson & Johnson
2.63%, 01/15/2025	3,372,000	3,252,410
0.55%, 09/01/2025	4,494,000	4,083,792
Merck & Co., Inc., 2.75%, 02/10/2025	11,226,000	10,815,039
Novartis Capital Corp. (Switzerland)
1.75%, 02/14/2025(b)	4,488,000	4,248,630
3.00%, 11/20/2025(b)	7,855,000	7,575,474
Pfizer, Inc., 0.80%, 05/28/2025	3,369,000	3,106,806
Royalty Pharma PLC, 1.20%, 09/02/2025	4,490,000	4,020,527
Viatris, Inc., 1.65%, 06/22/2025	3,370,000	3,050,037
Zoetis, Inc., 4.50%, 11/13/2025	3,354,000	3,323,569
		63,039,012
Professional Services-0.21%
Verisk Analytics, Inc., 4.00%, 06/15/2025	4,040,000	3,933,464
Road & Rail-0.65%
Burlington Northern Santa Fe LLC, 3.00%, 04/01/2025	2,235,000	2,152,189
Canadian Pacific Railway Co. (Canada), 2.90%, 02/01/2025(b)	3,124,000	2,989,519
CSX Corp., 3.35%, 11/01/2025	2,677,000	2,578,459
Union Pacific Corp.
3.75%, 07/15/2025	2,232,000	2,193,480
3.25%, 08/15/2025(b)	2,235,000	2,158,675
		12,072,322
Semiconductors & Semiconductor Equipment-2.08%
Applied Materials, Inc., 3.90%, 10/01/2025	3,114,000	3,065,147
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.13%, 01/15/2025(b)	2,225,000	2,152,877
Intel Corp.
3.40%, 03/25/2025(b)	6,739,000	6,575,630
3.70%, 07/29/2025(b)	10,102,000	9,905,016
Lam Research Corp., 3.80%, 03/15/2025(b)	2,244,000	2,207,068
Microchip Technology, Inc., 4.25%, 09/01/2025	5,386,000	5,238,162
QUALCOMM, Inc., 3.45%, 05/20/2025(b)	6,131,000	5,988,165
Texas Instruments, Inc., 1.38%, 03/12/2025(b)	3,370,000	3,150,240
		38,282,305
Software-3.67%
Adobe, Inc.
1.90%, 02/01/2025(b)	2,249,000	2,134,755
3.25%, 02/01/2025	4,488,000	4,388,046
Intuit, Inc., 0.95%, 07/15/2025	2,250,000	2,056,191
Microsoft Corp.
2.70%, 02/12/2025(b)	10,100,000	9,764,043
3.13%, 11/03/2025(b)	13,472,000	13,093,349
Oracle Corp.
2.50%, 04/01/2025(b)	15,716,000	14,860,127
2.95%, 05/15/2025	11,230,000	10,695,523
5.80%, 11/10/2025(b)	4,490,000	4,592,933
Roper Technologies, Inc., 1.00%, 09/15/2025(b)	3,145,000	2,828,415
VMware, Inc., 4.50%, 05/15/2025(b)	3,371,000	3,337,521
		67,750,903
	Principal Amount	Value
Specialty Retail-1.78%
AutoZone, Inc., 3.63%, 04/15/2025(b)	$2,249,000	$2,187,267
Dell International LLC/EMC Corp., 5.85%, 07/15/2025	4,500,000	4,569,806
Home Depot, Inc. (The)
2.70%, 04/15/2025	2,242,000	2,154,469
3.35%, 09/15/2025(b)	4,491,000	4,363,060
4.00%, 09/15/2025	3,370,000	3,341,118
Leidos, Inc., 3.63%, 05/15/2025	2,250,000	2,168,375
Lowe`s Cos., Inc., 4.40%, 09/08/2025	4,490,000	4,456,558
Lowe’s Cos., Inc.
4.00%, 04/15/2025	3,372,000	3,322,892
3.38%, 09/15/2025	3,365,000	3,241,750
Ross Stores, Inc., 4.60%, 04/15/2025	3,111,000	3,096,996
		32,902,291
Technology Hardware, Storage & Peripherals-2.73%
Apple, Inc.
2.75%, 01/13/2025(b)	6,733,000	6,511,108
2.50%, 02/09/2025(b)	6,737,000	6,471,580
1.13%, 05/11/2025	10,100,000	9,329,036
3.20%, 05/13/2025	8,984,000	8,730,896
0.55%, 08/20/2025(b)	5,618,000	5,077,023
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025(b)	11,193,000	11,166,896
NetApp, Inc., 1.88%, 06/22/2025	3,364,000	3,100,441
		50,386,980
Textiles, Apparel & Luxury Goods-0.40%
NIKE, Inc., 2.40%, 03/27/2025	4,500,000	4,308,778
VF Corp., 2.40%, 04/23/2025(b)	3,367,000	3,154,148
		7,462,926
Thrifts & Mortgage Finance-0.13%
Radian Group, Inc., 6.63%, 03/15/2025	2,350,000	2,329,837
Tobacco-1.11%
Altria Group, Inc., 2.35%, 05/06/2025	3,352,000	3,144,691
Philip Morris International, Inc.
1.50%, 05/01/2025(b)	3,370,000	3,117,120
3.38%, 08/11/2025	3,366,000	3,228,708
Reynolds American, Inc. (United Kingdom), 4.45%, 06/12/2025	11,226,000	11,022,975
		20,513,494
Trading Companies & Distributors-0.65%
Air Lease Corp.
2.30%, 02/01/2025	3,370,000	3,136,522
3.25%, 03/01/2025	3,200,000	3,032,784
3.38%, 07/01/2025	3,900,000	3,679,680
WW Grainger, Inc., 1.85%, 02/15/2025	2,242,000	2,109,828
		11,958,814
Water Utilities-0.14%
American Water Capital Corp., 3.40%, 03/01/2025	2,600,000	2,526,014
Wireless Telecommunication Services-0.90%
Rogers Communications, Inc. (Canada), 3.63%, 12/15/2025(b)	3,125,000	2,972,402

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Corporate Bond ETF (BSCP)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Wireless Telecommunication Services-(continued)
Sprint LLC, 7.63%, 02/15/2025	$6,680,000	$6,928,760
Vodafone Group PLC (United Kingdom), 4.13%, 05/30/2025	6,737,000	6,649,127
		16,550,289
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,917,992,834)		1,825,218,884
	Shares
Money Market Funds-0.17%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(c)(d) (Cost $3,212,746)	3,212,746	3,212,746
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.16% (Cost $1,921,205,580)		1,828,431,630
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.65%
Invesco Private Government Fund, 3.83%(c)(d)(e)	60,148,062	$60,148,062
Invesco Private Prime Fund, 4.15%(c)(d)(e)	154,594,274	154,625,188
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $214,744,756)		214,773,250
TOTAL INVESTMENTS IN SECURITIES-110.81% (Cost $2,135,950,336)		2,043,204,880
OTHER ASSETS LESS LIABILITIES-(10.81)%		(199,341,269)
NET ASSETS-100.00%		$1,843,863,611

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2022.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,647,174	$26,759,101	$(30,193,529)	$-	$-	$3,212,746	$37,492
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	40,188,628	118,793,165	(98,833,731)	-	-	60,148,062	653,306*
Invesco Private Prime Fund	103,342,189	268,101,101	(216,838,795)	23,433	(2,740)	154,625,188	1,771,533*
Total	$150,177,991	$413,653,367	$(345,866,055)	$23,433	$(2,740)	$217,985,996	$2,462,331

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)
November 30, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.08%
Aerospace & Defense-2.41%
Boeing Co. (The)
2.75%, 02/01/2026(b)	$5,380,000	$4,980,315
2.20%, 02/04/2026	21,150,000	19,214,897
General Dynamics Corp.
1.15%, 06/01/2026(b)	1,925,000	1,715,565
2.13%, 08/15/2026(b)	1,920,000	1,769,487
Lockheed Martin Corp., 3.55%, 01/15/2026(b)	3,840,000	3,751,229
Raytheon Technologies Corp., 2.65%, 11/01/2026	2,766,000	2,560,830
		33,992,323
Air Freight & Logistics-0.32%
FedEx Corp., 3.25%, 04/01/2026	2,880,000	2,746,231
United Parcel Service, Inc., 2.40%, 11/15/2026	1,910,000	1,773,742
		4,519,973
Airlines-0.24%
Delta Air Lines, Inc., 7.38%, 01/15/2026(b)	3,299,000	3,412,568
Automobiles-2.14%
American Honda Finance Corp.
1.30%, 09/09/2026	2,888,000	2,559,662
2.30%, 09/09/2026	1,922,000	1,756,115
General Motors Financial Co., Inc.
1.25%, 01/08/2026	5,768,000	5,054,182
5.25%, 03/01/2026	4,803,000	4,746,680
1.50%, 06/10/2026(b)	4,810,000	4,164,622
4.00%, 10/06/2026	2,880,000	2,701,370
Toyota Motor Corp. (Japan), 1.34%, 03/25/2026	3,846,000	3,462,801
Toyota Motor Credit Corp.
0.80%, 01/09/2026	2,688,000	2,396,303
1.13%, 06/18/2026(b)	3,846,000	3,416,219
		30,257,954
Banks-17.82%
Bank of America Corp.
4.45%, 03/03/2026	7,689,000	7,557,164
3.50%, 04/19/2026	9,612,000	9,212,546
4.25%, 10/22/2026	7,687,000	7,519,947
Bank of Nova Scotia (The) (Canada)
1.05%, 03/02/2026(b)	3,653,000	3,233,389
1.35%, 06/24/2026(b)	2,867,000	2,547,919
1.30%, 09/15/2026(b)	3,464,000	3,042,235
Barclays PLC (United Kingdom), 5.20%, 05/12/2026	7,930,000	7,683,644
BPCE S.A. (France), 3.38%, 12/02/2026	2,360,000	2,189,308
Citigroup, Inc.
3.70%, 01/12/2026	7,692,000	7,379,020
4.60%, 03/09/2026	5,764,000	5,680,091
3.40%, 05/01/2026	7,694,000	7,328,695
3.20%, 10/21/2026	11,534,000	10,767,680
4.30%, 11/20/2026	3,843,000	3,746,047
Cooperatieve Rabobank U.A. (Netherlands), 3.75%, 07/21/2026	5,780,000	5,417,823
Fifth Third Bank N.A., 3.85%, 03/15/2026	2,825,000	2,697,867
HSBC Holdings PLC (United Kingdom)
4.30%, 03/08/2026	11,515,000	11,178,270
4.38%, 11/23/2026(b)	5,767,000	5,530,906
	Principal Amount	Value
Banks-(continued)
JPMorgan Chase & Co.
3.30%, 04/01/2026	$9,616,000	$9,174,326
3.20%, 06/15/2026(b)	6,733,000	6,399,056
2.95%, 10/01/2026(b)	11,455,000	10,797,601
7.63%, 10/15/2026	1,923,000	2,122,404
4.13%, 12/15/2026(b)	7,690,000	7,505,683
KeyBank N.A., 3.40%, 05/20/2026(b)	2,360,000	2,210,745
Lloyds Banking Group PLC (United Kingdom), 4.65%, 03/24/2026	5,660,000	5,379,787
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.85%, 03/01/2026(b)	9,160,000	8,794,839
2.76%, 09/13/2026(b)	3,890,000	3,553,922
Mizuho Financial Group, Inc. (Japan), 2.84%, 09/13/2026	3,890,000	3,529,271
NatWest Group PLC (United Kingdom), 4.80%, 04/05/2026	5,660,000	5,513,940
PNC Financial Services Group, Inc. (The), 1.15%, 08/13/2026	2,690,000	2,361,556
Royal Bank of Canada (Canada), 1.15%, 07/14/2026	2,862,000	2,512,482
Sumitomo Mitsui Financial Group, Inc. (Japan)
0.95%, 01/12/2026	3,890,000	3,428,456
3.78%, 03/09/2026(b)	5,763,000	5,550,951
2.63%, 07/14/2026(b)	8,598,000	7,877,501
1.40%, 09/17/2026(b)	7,545,000	6,555,137
3.01%, 10/19/2026	5,767,000	5,337,831
SVB Financial Group, 1.80%, 10/28/2026(b)	2,450,000	2,127,139
Truist Bank
3.30%, 05/15/2026	2,820,000	2,642,441
3.80%, 10/30/2026(b)	3,240,000	3,067,770
U.S. Bancorp
Series V, 2.38%, 07/22/2026(b)	5,191,000	4,799,297
Series W, 3.10%, 04/27/2026(b)	3,843,000	3,647,475
Wells Fargo & Co.
3.00%, 04/22/2026	13,457,000	12,629,637
4.10%, 06/03/2026(b)	9,369,000	9,087,609
3.00%, 10/23/2026(b)	13,460,000	12,559,432
		251,878,839
Beverages-1.11%
Constellation Brands, Inc., 3.70%, 12/06/2026	2,308,000	2,211,804
Molson Coors Beverage Co., 3.00%, 07/15/2026	7,641,000	7,161,797
PepsiCo, Inc.
2.85%, 02/24/2026(b)	2,880,000	2,764,700
2.38%, 10/06/2026	3,843,000	3,604,436
		15,742,737
Biotechnology-3.34%
AbbVie, Inc.
3.20%, 05/14/2026	7,690,000	7,305,257
2.95%, 11/21/2026	15,348,000	14,359,565
Amgen, Inc., 2.60%, 08/19/2026	4,810,000	4,485,412
Gilead Sciences, Inc., 3.65%, 03/01/2026	10,603,000	10,262,448
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/2026(b)	11,531,000	10,857,077
		47,269,759
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Building Products-0.13%
Johnson Controls International PLC, 3.90%, 02/14/2026	$1,870,000	$1,825,269
Capital Markets-7.78%
Ameriprise Financial, Inc., 2.88%, 09/15/2026	1,920,000	1,790,869
Ares Capital Corp.
3.88%, 01/15/2026	4,420,000	4,062,068
2.15%, 07/15/2026	3,848,000	3,286,117
Bank of New York Mellon Corp. (The)
0.75%, 01/28/2026(b)	2,689,000	2,389,587
2.80%, 05/04/2026(b)	2,887,000	2,722,779
2.45%, 08/17/2026	2,880,000	2,666,209
1.05%, 10/15/2026	1,907,000	1,659,557
Blackstone Secured Lending Fund
3.63%, 01/15/2026	3,070,000	2,855,972
2.75%, 09/16/2026(b)	2,689,000	2,382,876
Brookfield Finance, Inc. (Canada), 4.25%, 06/02/2026	1,923,000	1,870,832
Charles Schwab Corp. (The)
0.90%, 03/11/2026(b)	4,810,000	4,283,525
1.15%, 05/13/2026	3,846,000	3,422,343
Credit Suisse AG (Switzerland), 1.25%, 08/07/2026	6,410,000	5,077,535
Deutsche Bank AG (Germany), 1.69%, 03/19/2026(b)	3,000,000	2,653,778
FS KKR Capital Corp., 3.40%, 01/15/2026	3,840,000	3,491,866
Goldman Sachs BDC, Inc., 2.88%, 01/15/2026	1,910,000	1,759,837
Goldman Sachs Group, Inc. (The)
3.75%, 02/25/2026	6,724,000	6,483,117
3.50%, 11/16/2026	10,574,000	10,049,207
Morgan Stanley
3.88%, 01/27/2026	11,531,000	11,166,779
3.13%, 07/27/2026	11,538,000	10,818,911
6.25%, 08/09/2026(b)	2,550,000	2,671,500
4.35%, 09/08/2026	8,655,000	8,418,571
Nasdaq, Inc., 3.85%, 06/30/2026	1,920,000	1,858,161
Nomura Holdings, Inc. (Japan), 1.65%, 07/14/2026	4,800,000	4,183,042
Owl Rock Capital Corp.
4.25%, 01/15/2026(b)	1,920,000	1,782,967
3.40%, 07/15/2026	3,840,000	3,370,050
State Street Corp., 2.65%, 05/19/2026(b)	2,867,000	2,706,265
		109,884,320
Chemicals-0.87%
Ecolab, Inc., 2.70%, 11/01/2026	2,880,000	2,689,462
FMC Corp., 3.20%, 10/01/2026(b)	1,910,000	1,783,154
Linde, Inc., 3.20%, 01/30/2026	2,790,000	2,697,282
PPG Industries, Inc., 1.20%, 03/15/2026	2,670,000	2,368,719
Westlake Corp., 3.60%, 08/15/2026(b)	2,878,000	2,701,663
		12,240,280
Commercial Services & Supplies-0.13%
Republic Services, Inc., 2.90%, 07/01/2026(b)	1,905,000	1,780,947
	Principal Amount	Value
Communications Equipment-0.78%
Cisco Systems, Inc.
2.95%, 02/28/2026	$2,880,000	$2,763,998
2.50%, 09/20/2026(b)	5,765,000	5,459,204
Hughes Satellite Systems Corp., 5.25%, 08/01/2026	2,880,000	2,753,100
		10,976,302
Consumer Finance-1.02%
American Express Co., 1.65%, 11/04/2026(b)	4,233,000	3,760,186
Capital One Financial Corp., 3.75%, 07/28/2026(b)	5,764,000	5,448,309
Discover Bank, 3.45%, 07/27/2026	3,790,000	3,489,890
Synchrony Financial, 3.70%, 08/04/2026	1,921,000	1,749,215
		14,447,600
Containers & Packaging-0.37%
Berry Global, Inc., 1.57%, 01/15/2026	5,860,000	5,221,483
Diversified Financial Services-2.33%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
1.75%, 01/30/2026	3,775,000	3,327,683
2.45%, 10/29/2026	14,470,000	12,713,715
Berkshire Hathaway, Inc., 3.13%, 03/15/2026(b)	9,545,000	9,206,890
Blackstone Private Credit Fund, 2.63%, 12/15/2026(b)	4,740,000	4,026,447
National Rural Utilities Cooperative Finance Corp., 1.00%, 06/15/2026	2,307,000	2,039,534
Voya Financial, Inc., 3.65%, 06/15/2026	1,710,000	1,620,901
		32,935,170
Diversified Telecommunication Services-1.68%
AT&T, Inc., 1.70%, 03/25/2026	11,530,000	10,377,958
Verizon Communications, Inc.
1.45%, 03/20/2026(b)	7,365,000	6,655,136
2.63%, 08/15/2026(b)	7,190,000	6,681,471
		23,714,565
Electric Utilities-3.37%
Cleco Corporate Holdings LLC, 3.74%, 05/01/2026	2,059,000	1,940,409
Commonwealth Edison Co., 2.55%, 06/15/2026	1,927,000	1,799,440
Duke Energy Carolinas LLC, 2.95%, 12/01/2026(b)	2,293,000	2,170,462
Duke Energy Corp., 2.65%, 09/01/2026(b)	5,764,000	5,352,102
Emera US Finance L.P. (Canada), 3.55%, 06/15/2026	2,884,000	2,703,186
Entergy Arkansas LLC, 3.50%, 04/01/2026(b)	2,309,000	2,228,788
Entergy Corp., 2.95%, 09/01/2026	2,886,000	2,692,176
Exelon Corp., 3.40%, 04/15/2026	2,886,000	2,757,203
Fortis, Inc. (Canada), 3.06%, 10/04/2026(b)	4,300,000	4,000,939
Pacific Gas and Electric Co., 3.15%, 01/01/2026(b)	7,505,775	6,943,262
PPL Capital Funding, Inc., 3.10%, 05/15/2026	2,502,000	2,335,256
Southern Co. (The), 3.25%, 07/01/2026	6,730,000	6,387,515
Southwestern Electric Power Co., Series N, 1.65%, 03/15/2026	1,925,000	1,727,032

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Virginia Electric & Power Co., Series A, 3.15%, 01/15/2026	$2,866,000	$2,726,522
Xcel Energy, Inc., 3.35%, 12/01/2026	1,918,000	1,813,546
		47,577,838
Electrical Equipment-0.18%
Emerson Electric Co., 0.88%, 10/15/2026	2,879,000	2,508,483
Electronic Equipment, Instruments & Components-0.78%
Avnet, Inc., 4.63%, 04/15/2026	2,110,000	2,033,400
CDW LLC/CDW Finance Corp., 2.67%, 12/01/2026	3,846,000	3,415,958
Jabil, Inc., 1.70%, 04/15/2026(b)	1,920,000	1,701,767
TD SYNNEX Corp., 1.75%, 08/09/2026(b)	2,683,000	2,289,400
Vontier Corp., 1.80%, 04/01/2026	1,908,000	1,612,260
		11,052,785
Energy Equipment & Services-0.15%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 2.06%, 12/15/2026(b)	2,295,000	2,065,784
Entertainment-1.36%
Activision Blizzard, Inc., 3.40%, 09/15/2026	3,273,000	3,134,496
Netflix, Inc., 4.38%, 11/15/2026(b)	3,820,000	3,692,957
TWDC Enterprises 18 Corp.
3.00%, 02/13/2026	3,840,000	3,663,587
1.85%, 07/30/2026	3,840,000	3,490,919
Walt Disney Co. (The), 1.75%, 01/13/2026(b)	5,764,000	5,296,629
		19,278,588
Equity REITs-4.91%
American Tower Corp.
4.40%, 02/15/2026(b)	1,925,000	1,878,143
1.60%, 04/15/2026(b)	2,690,000	2,387,095
1.45%, 09/15/2026(b)	2,310,000	2,008,453
3.38%, 10/15/2026(b)	3,840,000	3,576,352
Boston Properties L.P.
3.65%, 02/01/2026	3,840,000	3,650,266
2.75%, 10/01/2026	3,844,000	3,484,719
Brixmor Operating Partnership L.P., 4.13%, 06/15/2026	2,294,000	2,153,319
CBRE Services, Inc., 4.88%, 03/01/2026(b)	2,309,000	2,308,614
Crown Castle, Inc.
4.45%, 02/15/2026	3,460,000	3,380,967
3.70%, 06/15/2026(b)	2,880,000	2,741,102
1.05%, 07/15/2026(b)	3,840,000	3,320,527
Equinix, Inc., 1.45%, 05/15/2026(b)	2,690,000	2,362,455
ERP Operating L.P., 2.85%, 11/01/2026	1,922,000	1,781,421
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 04/15/2026	3,746,000	3,636,167
Healthpeak Properties, Inc., 3.25%, 07/15/2026	2,504,000	2,364,551
Kimco Realty Corp., 2.80%, 10/01/2026(b)	1,890,000	1,731,172
LifeStorage L.P., 3.50%, 07/01/2026	2,303,000	2,172,549
MPT Operating Partnership L.P./MPT Finance Corp., 5.25%, 08/01/2026(b)	1,910,000	1,711,656
Omega Healthcare Investors, Inc., 5.25%, 01/15/2026	2,307,000	2,251,472
Public Storage
0.88%, 02/15/2026	1,920,000	1,695,398
1.50%, 11/09/2026(b)	2,504,000	2,242,580
	Principal Amount	Value
Equity REITs-(continued)
Realty Income Corp.
4.88%, 06/01/2026	$2,294,000	$2,304,574
4.13%, 10/15/2026(b)	2,495,000	2,418,680
Sabra Health Care L.P., 5.13%, 08/15/2026	1,893,000	1,784,975
Simon Property Group L.P.
3.30%, 01/15/2026	3,075,000	2,928,145
3.25%, 11/30/2026	2,880,000	2,707,915
Ventas Realty L.P., 4.13%, 01/15/2026	1,921,000	1,856,315
Welltower, Inc., 4.25%, 04/01/2026	2,675,000	2,599,018
		69,438,600
Food & Staples Retailing-1.25%
Kroger Co. (The)
3.50%, 02/01/2026	1,921,000	1,844,280
2.65%, 10/15/2026	2,880,000	2,647,582
Sysco Corp., 3.30%, 07/15/2026	3,844,000	3,642,391
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026(b)	5,560,000	5,314,315
Walmart, Inc., 1.05%, 09/17/2026(b)	4,805,000	4,264,994
		17,713,562
Food Products-1.47%
Archer-Daniels-Midland Co., 2.50%, 08/11/2026(b)	3,846,000	3,581,682
Bunge Ltd. Finance Corp., 3.25%, 08/15/2026(b)	2,671,000	2,502,851
Hershey Co. (The), 2.30%, 08/15/2026	1,913,000	1,768,291
Ingredion, Inc., 3.20%, 10/01/2026	1,898,000	1,775,294
Kellogg Co., 3.25%, 04/01/2026(b)	2,867,000	2,737,901
Kraft Heinz Foods Co. (The), 3.00%, 06/01/2026	7,210,000	6,781,839
McCormick & Co., Inc., 0.90%, 02/15/2026	1,910,000	1,677,640
		20,825,498
Gas Utilities-0.26%
National Fuel Gas Co., 5.50%, 01/15/2026	1,913,000	1,916,053
Southern California Gas Co., Series TT, 2.60%, 06/15/2026	1,924,000	1,786,431
		3,702,484
Health Care Equipment & Supplies-0.90%
Abbott Laboratories, 3.75%, 11/30/2026(b)	6,536,000	6,439,698
Baxter International, Inc., 2.60%, 08/15/2026(b)	2,840,000	2,615,154
Stryker Corp., 3.50%, 03/15/2026	3,847,000	3,727,524
		12,782,376
Health Care Providers & Services-3.24%
Cigna Corp.
4.50%, 02/25/2026	4,741,000	4,718,956
1.25%, 03/15/2026	3,072,000	2,749,000
CVS Health Corp., 2.88%, 06/01/2026(b)	6,733,000	6,330,339
Elevance Health, Inc., 1.50%, 03/15/2026	2,860,000	2,572,751
HCA, Inc.
5.88%, 02/15/2026(b)	5,767,000	5,811,845
5.25%, 06/15/2026	5,770,000	5,721,630
5.38%, 09/01/2026(b)	3,842,000	3,823,129
Laboratory Corp. of America Holdings, 1.55%, 06/01/2026	1,910,000	1,690,852
McKesson Corp., 1.30%, 08/15/2026(b)	1,920,000	1,687,212
Quest Diagnostics, Inc., 3.45%, 06/01/2026	1,907,000	1,821,628

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Health Care Providers & Services-(continued)
UnitedHealth Group, Inc.
1.25%, 01/15/2026(b)	$1,910,000	$1,729,031
3.10%, 03/15/2026	3,820,000	3,654,253
1.15%, 05/15/2026(b)	3,816,000	3,431,957
		45,742,583
Hotels, Restaurants & Leisure-1.25%
Booking Holdings, Inc., 3.60%, 06/01/2026(b)	3,845,000	3,710,146
Expedia Group, Inc., 5.00%, 02/15/2026(b)	2,880,000	2,870,468
Marriott International, Inc., Series R, 3.13%, 06/15/2026	2,880,000	2,693,417
McDonald’s Corp., 3.70%, 01/30/2026(b)	6,733,000	6,597,494
Starbucks Corp., 2.45%, 06/15/2026	1,913,000	1,787,065
		17,658,590
Household Durables-0.78%
DR Horton, Inc., 1.30%, 10/15/2026	2,307,000	1,979,697
Newell Brands, Inc., 4.45%, 04/01/2026	7,630,000	7,212,334
PulteGroup, Inc., 5.50%, 03/01/2026	1,882,000	1,890,459
		11,082,490
Household Products-0.62%
Procter & Gamble Co. (The)
2.70%, 02/02/2026	2,307,000	2,205,209
1.00%, 04/23/2026	3,840,000	3,448,450
2.45%, 11/03/2026	3,366,000	3,155,605
		8,809,264
Independent Power and Renewable Electricity Producers-0.19%
AES Corp. (The), 1.38%, 01/15/2026	3,065,000	2,721,057
Industrial Conglomerates-0.54%
3M Co., 2.25%, 09/19/2026(b)	2,480,000	2,296,240
Honeywell International, Inc., 2.50%, 11/01/2026	5,770,000	5,390,811
		7,687,051
Insurance-2.15%
Allstate Corp. (The), 3.28%, 12/15/2026(b)	2,087,000	1,983,548
American International Group, Inc., 3.90%, 04/01/2026(b)	5,727,000	5,560,740
Arch Capital Finance LLC, 4.01%, 12/15/2026	1,897,000	1,822,118
Chubb INA Holdings, Inc., 3.35%, 05/03/2026(b)	5,728,000	5,529,508
CNA Financial Corp., 4.50%, 03/01/2026	1,892,000	1,868,255
Loews Corp., 3.75%, 04/01/2026	1,907,000	1,852,555
Manulife Financial Corp. (Canada), 4.15%, 03/04/2026	3,820,000	3,755,990
Marsh & McLennan Cos., Inc., 3.75%, 03/14/2026	2,272,000	2,212,010
Old Republic International Corp., 3.88%, 08/26/2026	2,103,000	2,010,616
Prudential Financial, Inc., 1.50%, 03/10/2026	1,893,000	1,712,914
Trinity Acquisition PLC, 4.40%, 03/15/2026	2,080,000	2,021,347
		30,329,601
Interactive Media & Services-0.51%
Alphabet, Inc., 2.00%, 08/15/2026(b)	7,691,000	7,154,065
	Principal Amount	Value
Internet & Direct Marketing Retail-0.85%
Amazon.com, Inc., 1.00%, 05/12/2026(b)	$10,569,000	$9,415,217
eBay, Inc., 1.40%, 05/10/2026(b)	2,880,000	2,567,081
		11,982,298
IT Services-2.86%
Broadridge Financial Solutions, Inc., 3.40%, 06/27/2026	1,927,000	1,810,643
CGI, Inc. (Canada), 1.45%, 09/14/2026	2,305,000	2,029,295
DXC Technology Co., 1.80%, 09/15/2026(b)	2,690,000	2,365,736
Fidelity National Information Services, Inc., 1.15%, 03/01/2026	4,802,000	4,233,723
Fiserv, Inc., 3.20%, 07/01/2026(b)	7,685,000	7,230,862
Global Payments, Inc.
1.20%, 03/01/2026	4,231,000	3,686,966
4.80%, 04/01/2026(b)	2,888,000	2,820,900
International Business Machines Corp., 3.45%, 02/19/2026(b)	5,190,000	4,989,775
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	2,510,000	2,051,681
Mastercard, Inc., 2.95%, 11/21/2026(b)	2,880,000	2,744,721
PayPal Holdings, Inc., 2.65%, 10/01/2026(b)	4,810,000	4,466,612
Western Union Co. (The), 1.35%, 03/15/2026	2,302,000	2,005,761
		40,436,675
Leisure Products-0.17%
Hasbro, Inc., 3.55%, 11/19/2026(b)	2,591,000	2,434,246
Machinery-1.84%
Caterpillar Financial Services Corp.
0.90%, 03/02/2026(b)	2,880,000	2,582,252
1.15%, 09/14/2026(b)	1,926,000	1,708,869
CNH Industrial Capital LLC
1.88%, 01/15/2026	1,885,000	1,706,201
1.45%, 07/15/2026(b)	2,289,000	2,012,206
Fortive Corp., 3.15%, 06/15/2026	3,437,000	3,228,164
Illinois Tool Works, Inc., 2.65%, 11/15/2026(b)	3,817,000	3,561,839
John Deere Capital Corp.
0.70%, 01/15/2026(b)	3,464,000	3,083,701
2.65%, 06/10/2026	1,920,000	1,804,842
1.05%, 06/17/2026(b)	2,118,000	1,885,221
Wabtec Corp., 3.45%, 11/15/2026(b)	2,840,000	2,631,116
Xylem, Inc., 3.25%, 11/01/2026	1,914,000	1,795,322
		25,999,733
Media-1.33%
Comcast Corp., 3.15%, 03/01/2026	8,460,000	8,080,151
Discovery Communications LLC, 4.90%, 03/11/2026(b)	2,691,000	2,614,351
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	5,380,000	5,176,219
Paramount Global, 4.00%, 01/15/2026	3,079,000	2,946,853
		18,817,574
Multiline Retail-0.26%
Target Corp., 2.50%, 04/15/2026	3,849,000	3,623,470
Multi-Utilities-0.54%
CenterPoint Energy, Inc., 1.45%, 06/01/2026	1,910,000	1,700,596
Dominion Energy, Inc., Series A, 1.45%, 04/15/2026	2,170,000	1,948,799

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Multi-Utilities-(continued)
DTE Energy Co., 2.85%, 10/01/2026	$2,310,000	$2,138,650
San Diego Gas & Electric Co., 2.50%, 05/15/2026	1,926,000	1,789,191
		7,577,236
Oil, Gas & Consumable Fuels-6.78%
Boardwalk Pipelines L.P., 5.95%, 06/01/2026	2,099,000	2,139,365
Chevron Corp., 2.95%, 05/16/2026	8,593,000	8,185,656
Diamondback Energy, Inc., 3.25%, 12/01/2026(b)	2,976,000	2,787,496
Enbridge, Inc. (Canada)
1.60%, 10/04/2026	1,883,000	1,654,549
4.25%, 12/01/2026	2,900,000	2,810,130
Energy Transfer L.P.
4.75%, 01/15/2026	3,840,000	3,766,040
3.90%, 07/15/2026	2,099,000	1,979,388
Enterprise Products Operating LLC, 3.70%, 02/15/2026	3,360,000	3,247,582
EOG Resources, Inc., 4.15%, 01/15/2026(b)	2,900,000	2,859,000
Equinor ASA (Norway), 1.75%, 01/22/2026(b)	2,880,000	2,639,443
Exxon Mobil Corp.
3.04%, 03/01/2026	9,550,000	9,135,782
2.28%, 08/16/2026	3,816,000	3,563,685
HF Sinclair Corp., 5.88%, 04/01/2026	3,000,000	3,017,499
Kinder Morgan, Inc., 1.75%, 11/15/2026	1,910,000	1,685,953
Magellan Midstream Partners L.P., 5.00%, 03/01/2026	2,464,000	2,467,137
MPLX L.P., 1.75%, 03/01/2026	5,727,000	5,109,453
ONEOK, Inc., 5.85%, 01/15/2026	2,276,000	2,306,719
Ovintiv Exploration, Inc., 5.38%, 01/01/2026	2,235,000	2,222,123
Phillips 66, 1.30%, 02/15/2026	1,906,000	1,710,264
Pioneer Natural Resources Co., 1.13%, 01/15/2026	2,862,000	2,552,870
Plains All American Pipeline L.P./PAA Finance Corp., 4.50%, 12/15/2026	2,900,000	2,791,874
Sabine Pass Liquefaction LLC, 5.88%, 06/30/2026(b)	5,732,000	5,811,740
Shell International Finance B.V. (Netherlands)
2.88%, 05/10/2026	6,679,000	6,356,950
2.50%, 09/12/2026(b)	3,841,000	3,598,143
Spectra Energy Partners L.P., 3.38%, 10/15/2026	2,303,000	2,153,772
TransCanada PipeLines Ltd. (Canada), 4.88%, 01/15/2026(b)	3,300,000	3,275,627
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/2026	3,815,000	4,100,427
Valero Energy Corp., 3.40%, 09/15/2026	1,921,000	1,819,619
		95,748,286
Personal Products-0.17%
Unilever Capital Corp. (United Kingdom), 2.00%, 07/28/2026(b)	2,683,000	2,459,002
Pharmaceuticals-2.70%
Astrazeneca Finance LLC (United Kingdom), 1.20%, 05/28/2026	4,810,000	4,292,868
AstraZeneca PLC (United Kingdom), 0.70%, 04/08/2026	4,609,000	4,077,239
Johnson & Johnson, 2.45%, 03/01/2026	7,691,000	7,293,601
Merck & Co., Inc., 0.75%, 02/24/2026	3,844,000	3,439,556
	Principal Amount	Value
Pharmaceuticals-(continued)
Pfizer, Inc.
2.75%, 06/03/2026(b)	$4,805,000	$4,564,963
3.00%, 12/15/2026	6,682,000	6,380,021
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026(b)	8,637,000	8,088,896
		38,137,144
Professional Services-0.13%
Thomson Reuters Corp. (Canada), 3.35%, 05/15/2026	1,923,000	1,827,397
Road & Rail-0.87%
Canadian National Railway Co. (Canada), 2.75%, 03/01/2026	1,920,000	1,814,043
Canadian Pacific Railway Co. (Canada), 1.75%, 12/02/2026(b)	3,840,000	3,428,876
CSX Corp., 2.60%, 11/01/2026(b)	2,690,000	2,506,401
Norfolk Southern Corp., 2.90%, 06/15/2026(b)	2,290,000	2,153,403
Union Pacific Corp., 2.75%, 03/01/2026(b)	2,480,000	2,357,352
		12,260,075
Semiconductors & Semiconductor Equipment-1.11%
Analog Devices, Inc., 3.50%, 12/05/2026	3,461,000	3,318,534
Intel Corp., 2.60%, 05/19/2026(b)	3,844,000	3,619,056
Marvell Technology, Inc., 1.65%, 04/15/2026(b)	1,923,000	1,696,820
NVIDIA Corp., 3.20%, 09/16/2026	3,849,000	3,696,305
Skyworks Solutions, Inc., 1.80%, 06/01/2026	1,907,000	1,664,169
Texas Instruments, Inc., 1.13%, 09/15/2026	1,923,000	1,706,285
		15,701,169
Software-3.10%
Fortinet, Inc., 1.00%, 03/15/2026	1,909,000	1,678,795
Microsoft Corp., 2.40%, 08/08/2026	15,380,000	14,454,048
Oracle Corp.
1.65%, 03/25/2026(b)	10,570,000	9,472,228
2.65%, 07/15/2026(b)	11,535,000	10,611,688
Roper Technologies, Inc., 3.80%, 12/15/2026	2,670,000	2,567,017
VMware, Inc., 1.40%, 08/15/2026	5,770,000	5,064,625
		43,848,401
Specialty Retail-3.14%
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	17,220,000	17,551,622
4.90%, 10/01/2026(b)	6,627,000	6,537,710
Home Depot, Inc. (The)
3.00%, 04/01/2026	4,998,000	4,788,956
2.13%, 09/15/2026	3,840,000	3,535,379
Lowe’s Cos., Inc., 2.50%, 04/15/2026	5,194,000	4,863,865
O’Reilly Automotive, Inc., 3.55%, 03/15/2026	1,927,000	1,862,814
Ross Stores, Inc., 0.88%, 04/15/2026	1,925,000	1,692,327
TJX Cos., Inc. (The), 2.25%, 09/15/2026	3,844,000	3,562,161
		44,394,834

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Technology Hardware, Storage & Peripherals-3.54%
Apple, Inc.
0.70%, 02/08/2026(b)	$9,610,000	$8,572,687
3.25%, 02/23/2026	12,493,000	12,073,691
2.45%, 08/04/2026(b)	8,647,000	8,098,884
2.05%, 09/11/2026(b)	7,694,000	7,079,964
Hewlett Packard Enterprise Co., 1.75%, 04/01/2026(b)	2,883,000	2,609,055
HP, Inc., 1.45%, 06/17/2026	3,788,000	3,322,335
Western Digital Corp., 4.75%, 02/15/2026(b)	8,788,000	8,329,091
		50,085,707
Textiles, Apparel & Luxury Goods-0.25%
NIKE, Inc., 2.38%, 11/01/2026	3,848,000	3,579,110
Tobacco-1.11%
Altria Group, Inc., 2.63%, 09/16/2026(b)	1,897,000	1,741,388
B.A.T Capital Corp. (United Kingdom), 3.22%, 09/06/2026(b)	3,844,000	3,561,771
BAT International Finance PLC (United Kingdom), 1.67%, 03/25/2026	5,732,000	5,077,565
Philip Morris International, Inc.
2.75%, 02/25/2026(b)	2,887,000	2,706,417
0.88%, 05/01/2026(b)	2,879,000	2,530,216
		15,617,357
Trading Companies & Distributors-0.65%
Air Lease Corp.
2.88%, 01/15/2026(b)	5,570,000	5,127,468
1.88%, 08/15/2026	4,614,000	4,031,457
		9,158,925
Wireless Telecommunication Services-1.30%
Rogers Communications, Inc. (Canada), 2.90%, 11/15/2026	1,919,000	1,761,621
Sprint LLC, 7.63%, 03/01/2026(b)	5,770,000	6,075,542
	Principal Amount	Value
Wireless Telecommunication Services-(continued)
T-Mobile USA, Inc.
2.25%, 02/15/2026	$6,880,000	$6,267,448
2.63%, 04/15/2026	4,610,000	4,232,540
		18,337,151
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,485,569,180)		1,400,256,578
	Shares
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(c)(d) (Cost $1,258,608)	1,258,608	1,258,608
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.17% (Cost $1,486,827,788)		1,401,515,186
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.88%
Invesco Private Government Fund, 3.83%(c)(d)(e)	50,967,434	50,967,434
Invesco Private Prime Fund, 4.15%(c)(d)(e)	131,004,132	131,030,329
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $181,970,978)		181,997,763
TOTAL INVESTMENTS IN SECURITIES-112.05% (Cost $1,668,798,766)		1,583,512,949
OTHER ASSETS LESS LIABILITIES-(12.05)%		(170,316,638)
NET ASSETS-100.00%		$1,413,196,311

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2022.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,406,597	$16,517,056	$(17,665,045)	$-	$-	$1,258,608	$30,602
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)—(continued)
November 30, 2022
(Unaudited)
	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$24,753,126	$103,634,353	$(77,420,045)	$-	$-	$50,967,434	$502,991*
Invesco Private Prime Fund	63,650,897	258,061,505	(190,706,673)	23,723	877	131,030,329	1,368,764*
Total	$90,810,620	$378,212,914	$(285,791,763)	$23,723	$877	$183,256,371	$1,902,357

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
November 30, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.83%
Aerospace & Defense-2.04%
Boeing Co. (The), 5.04%, 05/01/2027(b)	$3,562,000	$3,525,008
General Dynamics Corp.
3.50%, 04/01/2027	1,335,000	1,280,952
2.63%, 11/15/2027	889,000	813,578
Howmet Aerospace, Inc., 5.90%, 02/01/2027	1,109,000	1,099,296
Huntington Ingalls Industries, Inc., 3.48%, 12/01/2027	1,068,000	977,850
Lockheed Martin Corp., 5.10%, 11/15/2027	1,330,000	1,366,597
Northrop Grumman Corp., 3.20%, 02/01/2027	1,332,000	1,253,244
Raytheon Technologies Corp., 3.13%, 05/04/2027(b)	1,959,000	1,833,176
		12,149,701
Air Freight & Logistics-0.28%
United Parcel Service, Inc., 3.05%, 11/15/2027(b)	1,782,000	1,698,767
Airlines-0.54%
Southwest Airlines Co., 5.13%, 06/15/2027(b)	3,182,000	3,198,810
Auto Components-0.45%
BorgWarner, Inc., 2.65%, 07/01/2027(b)	1,943,000	1,742,579
Lear Corp., 3.80%, 09/15/2027	1,003,000	936,410
		2,678,989
Automobiles-3.65%
American Honda Finance Corp., 2.35%, 01/08/2027	888,000	808,946
General Motors Co.
4.20%, 10/01/2027(b)	1,331,000	1,265,521
6.80%, 10/01/2027	1,771,000	1,849,529
General Motors Financial Co., Inc.
4.35%, 01/17/2027	2,210,000	2,103,706
2.35%, 02/26/2027(b)	1,780,000	1,566,182
5.00%, 04/09/2027(b)	2,220,000	2,169,509
2.70%, 08/20/2027	1,823,000	1,606,057
Honda Motor Co. Ltd. (Japan), 2.53%, 03/10/2027	1,778,000	1,632,011
Toyota Motor Credit Corp.
3.20%, 01/11/2027(b)	1,339,000	1,267,129
1.90%, 01/13/2027	1,337,000	1,200,535
3.05%, 03/22/2027(b)	2,494,000	2,341,631
1.15%, 08/13/2027	1,059,000	904,536
4.55%, 09/20/2027	1,780,000	1,765,297
5.45%, 11/10/2027	1,240,000	1,273,735
		21,754,324
Banks-13.17%
Banco Santander S.A. (Spain)
4.25%, 04/11/2027(b)	1,800,000	1,690,729
5.29%, 08/18/2027	3,200,000	3,107,694
Bank of America Corp.
3.25%, 10/21/2027	4,454,000	4,098,355
Series L, 4.18%, 11/25/2027	3,564,000	3,392,043
Bank of Montreal (Canada)
2.65%, 03/08/2027(b)	2,227,000	2,042,668
Series H, 4.70%, 09/14/2027(b)	1,786,000	1,765,422
Bank of Nova Scotia (The) (Canada)
1.95%, 02/02/2027(b)	1,333,000	1,187,262
2.95%, 03/11/2027	1,251,000	1,152,603
	Principal Amount	Value
Banks-(continued)
Canadian Imperial Bank of Commerce (Canada), 3.45%, 04/07/2027	$1,770,000	$1,666,362
Citigroup, Inc., 4.45%, 09/29/2027(b)	6,858,000	6,599,407
Fifth Third Bancorp, 2.55%, 05/05/2027	1,264,000	1,137,783
Fifth Third Bank N.A., 2.25%, 02/01/2027(b)	1,000,000	900,541
JPMorgan Chase & Co.
8.00%, 04/29/2027	880,000	987,391
4.25%, 10/01/2027	2,673,000	2,606,751
3.63%, 12/01/2027	1,956,000	1,835,191
KeyCorp, 2.25%, 04/06/2027(b)	1,397,000	1,234,822
Lloyds Banking Group PLC (United Kingdom), 3.75%, 01/11/2027(b)	2,250,000	2,090,724
Manufacturers and Traders Trust Co., 3.40%, 08/17/2027	1,000,000	922,651
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.68%, 02/22/2027(b)	1,767,000	1,660,584
3.29%, 07/25/2027	1,773,000	1,623,492
Mizuho Financial Group, Inc. (Japan)
3.66%, 02/28/2027	800,000	742,079
3.17%, 09/11/2027	1,900,000	1,713,298
PNC Bank N.A., 3.10%, 10/25/2027(b)	1,900,000	1,783,304
PNC Financial Services Group, Inc. (The), 3.15%, 05/19/2027(b)	1,332,000	1,234,130
Royal Bank of Canada (Canada)
2.05%, 01/21/2027(b)	886,000	790,246
3.63%, 05/04/2027(b)	2,142,000	2,032,402
4.24%, 08/03/2027(b)	2,230,000	2,159,734
6.00%, 11/01/2027	2,000,000	2,078,890
Santander Holdings USA, Inc., 4.40%, 07/13/2027	1,763,000	1,691,382
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.45%, 01/11/2027(b)	2,226,000	2,084,711
2.17%, 01/14/2027	800,000	710,093
3.36%, 07/12/2027	3,115,000	2,887,245
3.35%, 10/18/2027	1,332,000	1,225,284
Toronto-Dominion Bank (The) (Canada)
1.95%, 01/12/2027(b)	1,337,000	1,194,071
2.80%, 03/10/2027(b)	1,964,000	1,802,442
4.11%, 06/08/2027(b)	2,676,000	2,583,505
4.69%, 09/15/2027(b)	2,670,000	2,639,561
Truist Financial Corp., 1.13%, 08/03/2027(b)	1,245,000	1,049,929
U.S. Bancorp, Series X, 3.15%, 04/27/2027(b)	2,317,000	2,190,623
Wells Fargo & Co., 4.30%, 07/22/2027(b)	4,449,000	4,285,182
		78,580,586
Beverages-1.93%
Coca-Cola Co. (The)
3.38%, 03/25/2027(b)	1,781,000	1,723,241
2.90%, 05/25/2027	893,000	843,759
1.45%, 06/01/2027	2,677,000	2,378,675
Constellation Brands, Inc.
3.50%, 05/09/2027	893,000	840,275
4.35%, 05/09/2027	1,050,000	1,025,538
Diageo Capital PLC (United Kingdom), 5.30%, 10/24/2027	1,330,000	1,368,736
PepsiCo, Inc.
2.63%, 03/19/2027(b)	893,000	831,912
3.00%, 10/15/2027(b)	2,671,000	2,521,104
		11,533,240
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Biotechnology-1.28%
Amgen, Inc.
2.20%, 02/21/2027	$3,071,000	$2,789,054
3.20%, 11/02/2027	1,786,000	1,679,734
Gilead Sciences, Inc.
2.95%, 03/01/2027(b)	2,211,000	2,063,641
1.20%, 10/01/2027	1,335,000	1,134,537
		7,666,966
Building Products-0.17%
Carlisle Cos., Inc., 3.75%, 12/01/2027(b)	1,072,000	1,004,027
Capital Markets-6.29%
Ares Capital Corp., 2.88%, 06/15/2027(b)	895,000	766,418
Bank of New York Mellon Corp. (The)
2.05%, 01/26/2027(b)	1,500,000	1,352,192
3.25%, 05/16/2027(b)	1,540,000	1,461,577
BlackRock, Inc., 3.20%, 03/15/2027	1,253,000	1,201,526
Blackstone Secured Lending Fund, 2.13%, 02/15/2027(b)	1,094,000	913,660
Cboe Global Markets, Inc., 3.65%, 01/12/2027	1,156,000	1,103,866
Charles Schwab Corp. (The)
3.20%, 03/02/2027	1,162,000	1,097,908
2.45%, 03/03/2027(b)	2,675,000	2,452,724
3.30%, 04/01/2027(b)	1,326,000	1,260,550
Credit Suisse AG (Switzerland), 5.00%, 07/09/2027	2,230,000	1,984,024
FactSet Research Systems, Inc., 2.90%, 03/01/2027	886,000	807,570
FS KKR Capital Corp., 3.25%, 07/15/2027	875,000	742,843
Goldman Sachs Group, Inc. (The)
5.95%, 01/15/2027	1,442,000	1,498,491
3.85%, 01/26/2027	5,342,000	5,129,018
Jefferies Financial Group, Inc., 4.85%, 01/15/2027(b)	1,323,000	1,279,971
Morgan Stanley
3.63%, 01/20/2027	5,306,000	5,037,541
3.95%, 04/23/2027	3,562,000	3,426,033
Nomura Holdings, Inc. (Japan)
2.33%, 01/22/2027(b)	2,200,000	1,927,635
5.39%, 07/06/2027(b)	800,000	789,624
Northern Trust Corp., 4.00%, 05/10/2027	1,780,000	1,742,073
Owl Rock Capital Corp., 2.63%, 01/15/2027	895,000	740,937
S&P Global, Inc., 2.95%, 01/22/2027	882,000	827,047
		37,543,228
Chemicals-2.03%
Air Products and Chemicals, Inc., 1.85%, 05/15/2027(b)	1,153,000	1,027,398
Albemarle Corp., 4.65%, 06/01/2027(b)	1,160,000	1,133,845
Celanese US Holdings LLC, 6.17%, 07/15/2027(b)	3,560,000	3,481,910
Ecolab, Inc.
1.65%, 02/01/2027	876,000	781,018
3.25%, 12/01/2027	892,000	836,781
LYB International Finance II B.V., 3.50%, 03/02/2027(b)	1,283,000	1,185,837
Mosaic Co. (The), 4.05%, 11/15/2027(b)	1,239,000	1,180,999
Sherwin-Williams Co. (The), 3.45%, 06/01/2027	2,676,000	2,509,552
		12,137,340
	Principal Amount	Value
Commercial Services & Supplies-0.68%
Cintas Corp. No. 2, 3.70%, 04/01/2027	$1,756,000	$1,698,827
Republic Services, Inc., 3.38%, 11/15/2027	1,157,000	1,085,911
Waste Management, Inc., 3.15%, 11/15/2027(b)	1,332,000	1,245,105
		4,029,843
Communications Equipment-0.14%
Nokia OYJ (Finland), 4.38%, 06/12/2027	880,000	833,140
Construction Materials-0.14%
Martin Marietta Materials, Inc., 3.50%, 12/15/2027(b)	895,000	834,033
Consumer Finance-2.75%
Ally Financial, Inc., 4.75%, 06/09/2027(b)	1,230,000	1,157,555
American Express Co.
2.55%, 03/04/2027	3,117,000	2,829,519
3.30%, 05/03/2027(b)	2,940,000	2,749,696
5.85%, 11/05/2027	2,050,000	2,126,704
Capital One Financial Corp.
3.75%, 03/09/2027	2,899,000	2,732,485
3.65%, 05/11/2027(b)	1,640,000	1,544,104
Discover Financial Services, 4.10%, 02/09/2027	1,784,000	1,672,454
Synchrony Financial, 3.95%, 12/01/2027(b)	1,754,000	1,566,547
		16,379,064
Containers & Packaging-0.14%
Packaging Corp. of America, 3.40%, 12/15/2027(b)	895,000	827,510
Diversified Financial Services-0.99%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.65%, 07/21/2027	1,810,000	1,635,696
4.63%, 10/15/2027	1,100,000	1,028,366
Blackstone Private Credit Fund, 3.25%, 03/15/2027	1,770,000	1,524,091
ORIX Corp. (Japan)
3.70%, 07/18/2027	900,000	846,744
5.00%, 09/13/2027(b)	890,000	882,502
		5,917,399
Diversified Telecommunication Services-3.00%
AT&T, Inc.
4.25%, 03/01/2027	2,648,000	2,598,097
2.30%, 06/01/2027(b)	4,449,000	4,001,138
Telefonica Emisiones S.A. (Spain), 4.10%, 03/08/2027	2,670,000	2,539,197
TELUS Corp. (Canada)
2.80%, 02/16/2027	1,080,000	1,000,312
3.70%, 09/15/2027	889,000	847,961
Verizon Communications, Inc.
4.13%, 03/16/2027(b)	5,789,000	5,668,011
3.00%, 03/22/2027	1,331,000	1,247,683
		17,902,399
Electric Utilities-4.07%
Alabama Power Co., 3.75%, 09/01/2027(b)	980,000	945,032
American Electric Power Co., Inc.
5.75%, 11/01/2027	800,000	820,583
3.20%, 11/13/2027	886,000	813,747
Duke Energy Corp., 3.15%, 08/15/2027	1,341,000	1,242,346
Duke Energy Florida LLC, 3.20%, 01/15/2027	1,162,000	1,102,547

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Edison International, 5.75%, 06/15/2027(b)	$1,072,000	$1,082,952
Eversource Energy
2.90%, 03/01/2027	1,156,000	1,059,826
4.60%, 07/01/2027	1,068,000	1,056,647
FirstEnergy Corp., Series B, 4.40%, 07/15/2027	2,670,000	2,521,121
ITC Holdings Corp., 3.35%, 11/15/2027(b)	876,000	806,605
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027(b)	1,780,000	1,582,342
3.55%, 05/01/2027(b)	2,650,000	2,510,972
4.63%, 07/15/2027(b)	2,230,000	2,210,453
Pacific Gas and Electric Co., 2.10%, 08/01/2027	1,647,000	1,399,301
Southern California Edison Co.
5.85%, 11/01/2027	1,000,000	1,028,878
Series D, 4.70%, 06/01/2027	1,064,000	1,049,531
Virginia Electric & Power Co.
Series A, 3.50%, 03/15/2027	1,337,000	1,270,530
Series B, 3.75%, 05/15/2027(b)	1,070,000	1,024,488
Xcel Energy, Inc., 1.75%, 03/15/2027	886,000	782,061
		24,309,962
Electrical Equipment-0.35%
Eaton Corp., 3.10%, 09/15/2027(b)	1,251,000	1,170,757
Emerson Electric Co., 1.80%, 10/15/2027	1,055,000	931,183
		2,101,940
Electronic Equipment, Instruments & Components-0.34%
Jabil, Inc., 4.25%, 05/15/2027	890,000	847,840
Keysight Technologies, Inc., 4.60%, 04/06/2027	1,195,000	1,160,506
		2,008,346
Energy Equipment & Services-0.37%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	2,378,000	2,217,493
Entertainment-0.59%
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027(b)	1,070,000	1,014,119
TWDC Enterprises 18 Corp., 2.95%, 06/15/2027(b)	1,754,000	1,644,872
Walt Disney Co. (The), 3.70%, 03/23/2027	891,000	860,902
		3,519,893
Equity REITs-3.68%
American Tower Corp.
2.75%, 01/15/2027(b)	1,335,000	1,207,580
3.65%, 03/15/2027(b)	1,186,000	1,107,040
3.55%, 07/15/2027(b)	1,335,000	1,238,853
Crown Castle, Inc.
4.00%, 03/01/2027(b)	893,000	852,485
2.90%, 03/15/2027	1,327,000	1,211,692
3.65%, 09/01/2027	1,784,000	1,663,047
Digital Realty Trust L.P., 3.70%, 08/15/2027	1,783,000	1,661,627
Healthcare Realty Holdings L.P., 3.75%, 07/01/2027(b)	889,000	825,809
Mid-America Apartments L.P., 3.60%, 06/01/2027	1,062,000	1,008,855
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027(b)	2,490,000	2,129,012
Omega Healthcare Investors, Inc., 4.50%, 04/01/2027(b)	1,236,000	1,151,503
	Principal Amount	Value
Equity REITs-(continued)
Public Storage, 3.09%, 09/15/2027	$895,000	$836,878
Realty Income Corp.
3.00%, 01/15/2027	1,071,000	989,855
3.95%, 08/15/2027(b)	1,061,000	1,017,182
Regency Centers L.P., 3.60%, 02/01/2027	929,000	872,686
Simon Property Group L.P.
1.38%, 01/15/2027(b)	976,000	850,831
3.38%, 06/15/2027	1,400,000	1,312,392
3.38%, 12/01/2027	1,332,000	1,237,144
Welltower, Inc., 2.70%, 02/15/2027(b)	888,000	807,936
		21,982,407
Food & Staples Retailing-1.29%
Costco Wholesale Corp.
3.00%, 05/18/2027(b)	1,785,000	1,699,361
1.38%, 06/20/2027(b)	2,227,000	1,971,508
Kroger Co. (The), 3.70%, 08/01/2027	1,069,000	1,015,093
Sysco Corp., 3.25%, 07/15/2027	1,325,000	1,232,531
Walmart, Inc., 3.95%, 09/09/2027(b)	1,780,000	1,767,888
		7,686,381
Food Products-2.14%
Bunge Ltd. Finance Corp., 3.75%, 09/25/2027	1,240,000	1,162,963
Conagra Brands, Inc., 1.38%, 11/01/2027(b)	1,781,000	1,480,416
General Mills, Inc., 3.20%, 02/10/2027(b)	1,331,000	1,264,777
JM Smucker Co. (The), 3.38%, 12/15/2027(b)	895,000	833,094
Kellogg Co., 3.40%, 11/15/2027	1,066,000	999,597
Kraft Heinz Foods Co. (The), 3.88%, 05/15/2027(b)	2,404,000	2,316,342
McCormick & Co., Inc., 3.40%, 08/15/2027	1,331,000	1,250,093
Mondelez International, Inc., 2.63%, 03/17/2027	1,317,000	1,196,665
Tyson Foods, Inc., 3.55%, 06/02/2027	2,405,000	2,264,854
		12,768,801
Gas Utilities-0.33%
Atmos Energy Corp., 3.00%, 06/15/2027	887,000	830,479
Southern California Gas Co., 2.95%, 04/15/2027	1,252,000	1,155,783
		1,986,262
Health Care Equipment & Supplies-0.87%
Baxter International, Inc., 1.92%, 02/01/2027	2,560,000	2,279,412
Becton, Dickinson and Co., 3.70%, 06/06/2027(b)	3,072,000	2,931,585
		5,210,997
Health Care Providers & Services-4.48%
AmerisourceBergen Corp., 3.45%, 12/15/2027	1,332,000	1,249,097
Cardinal Health, Inc., 3.41%, 06/15/2027(b)	2,062,000	1,936,074
Cigna Corp.
3.40%, 03/01/2027	2,359,000	2,226,812
3.05%, 10/15/2027	973,000	897,376
CommonSpirit Health, 6.07%, 11/01/2027	900,000	922,749
CVS Health Corp.
3.63%, 04/01/2027	1,335,000	1,279,399
1.30%, 08/21/2027	4,007,000	3,429,200
Elevance Health, Inc., 3.65%, 12/01/2027	2,852,000	2,710,541
HCA, Inc., 4.50%, 02/15/2027	2,135,000	2,051,891

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Health Care Providers & Services-(continued)
Humana, Inc.
1.35%, 02/03/2027(b)	$1,337,000	$1,152,463
3.95%, 03/15/2027	1,055,000	1,016,268
Kaiser Foundation Hospitals, 3.15%, 05/01/2027	1,023,000	963,569
Laboratory Corp. of America Holdings, 3.60%, 09/01/2027(b)	1,000,000	940,997
SSM Health Care Corp., Series A, 3.82%, 06/01/2027	894,000	849,314
UnitedHealth Group, Inc.
3.45%, 01/15/2027	1,490,000	1,429,851
3.38%, 04/15/2027	1,101,000	1,052,820
3.70%, 05/15/2027(b)	1,070,000	1,039,084
2.95%, 10/15/2027	1,703,000	1,582,349
		26,729,854
Hotels, Restaurants & Leisure-1.32%
Darden Restaurants, Inc., 3.85%, 05/01/2027(b)	892,000	852,044
Expedia Group, Inc., 4.63%, 08/01/2027	1,338,000	1,291,645
Marriott International, Inc., 5.00%, 10/15/2027	1,780,000	1,769,589
McDonald’s Corp.
3.50%, 03/01/2027	1,499,000	1,440,687
3.50%, 07/01/2027	1,786,000	1,704,976
Starbucks Corp., 2.00%, 03/12/2027	893,000	801,408
		7,860,349
Household Durables-0.80%
D.R. Horton, Inc., 1.40%, 10/15/2027(b)	793,000	660,716
Leggett & Platt, Inc., 3.50%, 11/15/2027	890,000	821,238
Lennar Corp., 4.75%, 11/29/2027(b)	1,594,000	1,524,486
Newell Brands, Inc., 6.38%, 09/15/2027(b)	890,000	876,650
PulteGroup, Inc., 5.00%, 01/15/2027(b)	893,000	884,341
		4,767,431
Household Products-0.93%
Colgate-Palmolive Co., 3.10%, 08/15/2027(b)	883,000	845,156
Kimberly-Clark Corp., 1.05%, 09/15/2027	1,053,000	901,909
Procter & Gamble Co. (The)
1.90%, 02/01/2027(b)	1,786,000	1,632,999
2.80%, 03/25/2027	892,000	840,268
2.85%, 08/11/2027(b)	1,394,000	1,310,585
		5,530,917
Independent Power and Renewable Electricity Producers-0.20%
NSTAR Electric Co., 3.20%, 05/15/2027(b)	1,250,000	1,177,547
Industrial Conglomerates-0.50%
3M Co., 2.88%, 10/15/2027	1,512,000	1,404,618
Honeywell International, Inc., 1.10%, 03/01/2027(b)	1,783,000	1,553,344
		2,957,962
Insurance-1.70%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027(b)	890,000	849,541
Aon Corp., 8.21%, 01/01/2027	920,000	960,853
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/2027	1,060,000	973,059
Berkshire Hathaway Finance Corp., 2.30%, 03/15/2027(b)	1,337,000	1,243,801
Brighthouse Financial, Inc., 3.70%, 06/22/2027(b)	1,709,000	1,587,183
	Principal Amount	Value
Insurance-(continued)
CNA Financial Corp., 3.45%, 08/15/2027(b)	$893,000	$828,532
Manulife Financial Corp. (Canada), 2.48%, 05/19/2027(b)	893,000	806,407
Progressive Corp. (The)
2.45%, 01/15/2027	879,000	807,171
2.50%, 03/15/2027	886,000	814,446
Willis North America, Inc., 4.65%, 06/15/2027	1,341,000	1,300,785
		10,171,778
Interactive Media & Services-0.26%
Alphabet, Inc., 0.80%, 08/15/2027	1,781,000	1,544,591
Internet & Direct Marketing Retail-2.13%
Amazon.com, Inc.
3.30%, 04/13/2027(b)	3,560,000	3,410,696
1.20%, 06/03/2027(b)	2,227,000	1,942,897
3.15%, 08/22/2027(b)	6,238,000	5,924,289
eBay, Inc., 3.60%, 06/05/2027(b)	1,519,000	1,435,736
		12,713,618
IT Services-2.95%
Fidelity National Information Services, Inc., 4.70%, 07/15/2027(b)	887,000	869,672
Fiserv, Inc., 2.25%, 06/01/2027(b)	1,781,000	1,588,840
Global Payments, Inc.
2.15%, 01/15/2027	1,327,000	1,157,926
4.95%, 08/15/2027(b)	890,000	864,439
International Business Machines Corp.
3.30%, 01/27/2027	900,000	853,084
2.20%, 02/09/2027	1,160,000	1,050,607
1.70%, 05/15/2027(b)	2,250,000	1,980,570
4.15%, 07/27/2027(b)	1,294,000	1,267,371
Mastercard, Inc., 3.30%, 03/26/2027	1,781,000	1,714,832
PayPal Holdings, Inc., 3.90%, 06/01/2027(b)	889,000	862,901
VeriSign, Inc., 4.75%, 07/15/2027	980,000	959,005
Visa, Inc.
1.90%, 04/15/2027(b)	2,669,000	2,424,733
0.75%, 08/15/2027(b)	892,000	763,558
2.75%, 09/15/2027(b)	1,335,000	1,248,106
		17,605,644
Leisure Products-0.14%
Hasbro, Inc., 3.50%, 09/15/2027	882,000	817,177
Machinery-2.14%
Caterpillar Financial Services Corp.
1.70%, 01/08/2027(b)	886,000	793,823
3.60%, 08/12/2027(b)	1,245,000	1,196,561
1.10%, 09/14/2027	1,315,000	1,129,463
CNH Industrial N.V. (United Kingdom), 3.85%, 11/15/2027	884,000	827,415
John Deere Capital Corp.
1.70%, 01/11/2027(b)	886,000	793,239
2.35%, 03/08/2027(b)	886,000	810,854
1.75%, 03/09/2027(b)	887,000	789,831
2.80%, 09/08/2027	888,000	820,031
4.15%, 09/15/2027	1,600,000	1,569,266
Otis Worldwide Corp., 2.29%, 04/05/2027(b)	883,000	798,391
Parker-Hannifin Corp.
3.25%, 03/01/2027	1,252,000	1,171,690
4.25%, 09/15/2027	2,140,000	2,074,030
		12,774,594

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Media-1.43%
Comcast Corp.
2.35%, 01/15/2027	$2,820,000	$2,583,136
3.30%, 02/01/2027	2,220,000	2,110,121
3.30%, 04/01/2027	1,417,000	1,344,142
5.35%, 11/15/2027	1,330,000	1,366,767
Paramount Global, 2.90%, 01/15/2027	1,243,000	1,113,255
		8,517,421
Metals & Mining-0.15%
Nucor Corp., 4.30%, 05/23/2027	890,000	868,936
Multiline Retail-0.61%
Dollar General Corp.
3.88%, 04/15/2027	1,069,000	1,027,999
4.63%, 11/01/2027(b)	980,000	970,992
Target Corp., 1.95%, 01/15/2027(b)	1,780,000	1,625,903
		3,624,894
Multi-Utilities-0.92%
Ameren Corp., 1.95%, 03/15/2027	900,000	791,883
NiSource, Inc., 3.49%, 05/15/2027(b)	1,764,000	1,664,000
Public Service Enterprise Group, Inc., 5.85%, 11/15/2027	1,000,000	1,028,883
Sempra Energy, 3.25%, 06/15/2027	1,323,000	1,224,750
WEC Energy Group, Inc., 1.38%, 10/15/2027	895,000	759,303
		5,468,819
Oil, Gas & Consumable Fuels-6.50%
Boardwalk Pipelines L.P., 4.45%, 07/15/2027	893,000	853,140
BP Capital Markets America, Inc., 3.54%, 04/06/2027	997,000	954,330
BP Capital Markets PLC (United Kingdom), 3.28%, 09/19/2027(b)	2,673,000	2,523,728
Canadian Natural Resources Ltd. (Canada), 3.85%, 06/01/2027	2,230,000	2,111,947
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	2,600,000	2,602,034
Chevron Corp., 2.00%, 05/11/2027(b)	1,786,000	1,616,110
Chevron USA, Inc., 1.02%, 08/12/2027(b)	1,335,000	1,154,919
DCP Midstream Operating L.P., 5.63%, 07/15/2027	1,080,000	1,075,679
Enbridge, Inc. (Canada), 3.70%, 07/15/2027	1,238,000	1,167,447
Energy Transfer L.P.
4.40%, 03/15/2027	1,233,000	1,178,147
4.20%, 04/15/2027	1,054,000	996,304
4.00%, 10/01/2027	1,317,000	1,234,547
Enterprise Products Operating LLC, 3.95%, 02/15/2027(b)	1,010,000	972,821
EQT Corp., 3.90%, 10/01/2027(b)	2,202,000	2,037,956
Equinor ASA (Norway), 3.00%, 04/06/2027	899,000	841,750
Exxon Mobil Corp., 3.29%, 03/19/2027(b)	1,691,000	1,627,738
Hess Corp., 4.30%, 04/01/2027(b)	1,786,000	1,715,616
Marathon Oil Corp., 4.40%, 07/15/2027(b)	1,779,000	1,718,415
MPLX L.P., 4.13%, 03/01/2027	2,224,000	2,115,211
ONEOK, Inc., 4.00%, 07/13/2027	875,000	819,970
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027	2,672,000	2,635,005
Targa Resources Corp., 5.20%, 07/01/2027	1,332,000	1,313,531
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.50%, 07/15/2027(b)	1,240,000	1,248,345
TC PipeLines L.P., 3.90%, 05/25/2027	889,000	843,725
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Valero Energy Corp., 2.15%, 09/15/2027	$1,073,000	$947,304
Williams Cos., Inc. (The), 3.75%, 06/15/2027	2,586,000	2,443,883
		38,749,602
Personal Products-0.95%
Estee Lauder Cos., Inc. (The), 3.15%, 03/15/2027	891,000	843,191
GSK Consumer Healthcare Capital US LLC, 3.38%, 03/24/2027	3,400,000	3,171,259
Unilever Capital Corp. (United Kingdom), 2.90%, 05/05/2027	1,755,000	1,643,903
		5,658,353
Pharmaceuticals-3.12%
AstraZeneca PLC (United Kingdom), 3.13%, 06/12/2027(b)	1,341,000	1,270,574
Bristol-Myers Squibb Co.
3.25%, 02/27/2027(b)	900,000	864,155
1.13%, 11/13/2027	1,991,000	1,701,098
Eli Lilly and Co., 3.10%, 05/15/2027	718,000	681,859
Johnson & Johnson
2.95%, 03/03/2027	1,784,000	1,699,328
0.95%, 09/01/2027	2,625,000	2,281,558
Merck & Co., Inc., 1.70%, 06/10/2027(b)	2,635,000	2,357,277
Novartis Capital Corp. (Switzerland)
2.00%, 02/14/2027(b)	2,231,000	2,039,826
3.10%, 05/17/2027	1,754,000	1,678,313
Royalty Pharma PLC, 1.75%, 09/02/2027	1,780,000	1,507,148
Viatris, Inc., 2.30%, 06/22/2027(b)	1,487,000	1,277,782
Zoetis, Inc., 3.00%, 09/12/2027(b)	1,336,000	1,232,610
		18,591,528
Professional Services-0.22%
Equifax, Inc., 5.10%, 12/15/2027	1,340,000	1,320,140
Road & Rail-0.66%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/2027	888,000	844,106
CSX Corp., 3.25%, 06/01/2027	1,511,000	1,423,636
Union Pacific Corp.
2.15%, 02/05/2027	889,000	810,676
3.00%, 04/15/2027	891,000	835,955
		3,914,373
Semiconductors & Semiconductor Equipment-3.06%
Applied Materials, Inc., 3.30%, 04/01/2027	2,140,000	2,057,705
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027(b)	5,187,000	4,906,297
Intel Corp.
3.75%, 03/25/2027(b)	1,777,000	1,728,143
3.15%, 05/11/2027(b)	1,780,000	1,685,071
3.75%, 08/05/2027	2,230,000	2,151,398
Micron Technology, Inc., 4.19%, 02/15/2027(b)	1,587,000	1,516,214
QUALCOMM, Inc., 3.25%, 05/20/2027(b)	3,561,000	3,398,725
Texas Instruments, Inc., 2.90%, 11/03/2027	887,000	829,114
		18,272,667
Software-3.98%
Adobe, Inc., 2.15%, 02/01/2027(b)	1,519,000	1,393,740
Autodesk, Inc., 3.50%, 06/15/2027	890,000	836,558
Intuit, Inc., 1.35%, 07/15/2027(b)	892,000	774,524
Microsoft Corp., 3.30%, 02/06/2027(b)	7,125,000	6,890,589

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Software-(continued)
Oracle Corp.
2.80%, 04/01/2027	$4,012,000	$3,658,962
3.25%, 11/15/2027(b)	4,897,000	4,504,546
Roper Technologies, Inc., 1.40%, 09/15/2027	1,245,000	1,062,020
VMware, Inc.
4.65%, 05/15/2027(b)	891,000	867,529
3.90%, 08/21/2027(b)	2,231,000	2,097,233
Workday, Inc., 3.50%, 04/01/2027(b)	1,780,000	1,681,192
		23,766,893
Specialty Retail-1.71%
AutoZone, Inc., 3.75%, 06/01/2027(b)	1,070,000	1,023,820
Home Depot, Inc. (The)
2.50%, 04/15/2027(b)	1,335,000	1,237,372
2.88%, 04/15/2027	1,337,000	1,254,151
2.80%, 09/14/2027(b)	1,774,000	1,659,170
Lowe’s Cos., Inc.
3.35%, 04/01/2027(b)	1,337,000	1,267,608
3.10%, 05/03/2027	2,673,000	2,507,798
O’Reilly Automotive, Inc., 3.60%, 09/01/2027	1,320,000	1,253,218
		10,203,137
Technology Hardware, Storage & Peripherals-2.64%
Apple, Inc.
3.35%, 02/09/2027(b)	4,007,000	3,874,514
3.20%, 05/11/2027	3,563,000	3,418,083
3.00%, 06/20/2027(b)	1,782,000	1,701,149
2.90%, 09/12/2027(b)	3,563,000	3,365,824
3.00%, 11/13/2027	2,682,000	2,536,683
NetApp, Inc., 2.38%, 06/22/2027	982,000	880,850
		15,777,103
Textiles, Apparel & Luxury Goods-0.42%
NIKE, Inc., 2.75%, 03/27/2027(b)	1,781,000	1,673,179
VF Corp., 2.80%, 04/23/2027(b)	891,000	810,457
		2,483,636
Tobacco-0.40%
BAT Capital Corp. (United Kingdom), 4.70%, 04/02/2027	1,604,000	1,546,005
Philip Morris International, Inc., 3.13%, 08/17/2027(b)	894,000	825,971
		2,371,976
	Principal Amount	Value
Trading Companies & Distributors-0.48%
Air Lease Corp.
2.20%, 01/15/2027	$1,337,000	$1,165,820
3.63%, 04/01/2027	891,000	817,316
3.63%, 12/01/2027	994,000	890,900
		2,874,036
Water Utilities-0.18%
American Water Capital Corp., 2.95%, 09/01/2027	1,147,000	1,059,257
Wireless Telecommunication Services-0.15%
T-Mobile USA, Inc., 5.38%, 04/15/2027(b)	886,000	881,652
Total U.S. Dollar Denominated Bonds & Notes (Cost $634,167,119)		589,517,733
	Shares
Money Market Funds-0.25%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(c)(d) (Cost $1,502,487)	1,502,487	1,502,487
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.08% (Cost $635,669,606)		591,020,220
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.19%
Invesco Private Government Fund, 3.83%(c)(d)(e)	37,060,818	37,060,818
Invesco Private Prime Fund, 4.15%(c)(d)(e)	95,253,907	95,272,954
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $132,318,028)		132,333,772
TOTAL INVESTMENTS IN SECURITIES-121.27% (Cost $767,987,634)		723,353,992
OTHER ASSETS LESS LIABILITIES-(21.27)%		(126,856,108)
NET ASSETS-100.00%		$596,497,884

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Corporate Bond ETF (BSCR)—(continued)
November 30, 2022
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2022.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$365,182	$8,591,653	$(7,454,348)	$-	$-	$1,502,487	$12,368
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	27,045,614	54,533,522	(44,518,318)	-	-	37,060,818	342,673*
Invesco Private Prime Fund	69,545,867	108,827,876	(83,113,332)	10,772	1,771	95,272,954	930,792*
Total	$96,956,663	$171,953,051	$(135,085,998)	$10,772	$1,771	$133,836,259	$1,285,833

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2028 Corporate Bond ETF (BSCS)
November 30, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.74%
Aerospace & Defense-3.96%
Boeing Co. (The), 3.25%, 02/01/2028	$2,186,000	$1,993,421
General Dynamics Corp., 3.75%, 05/15/2028	2,012,000	1,931,345
Huntington Ingalls Industries, Inc., 2.04%, 08/16/2028	1,200,000	995,863
L3Harris Technologies, Inc., 4.40%, 06/15/2028	1,704,000	1,648,057
Northrop Grumman Corp., 3.25%, 01/15/2028	4,014,000	3,718,832
Raytheon Technologies Corp., 4.13%, 11/16/2028	6,016,000	5,824,329
		16,111,847
Air Freight & Logistics-0.50%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028	1,205,000	1,131,550
FedEx Corp., 3.40%, 02/15/2028	977,000	905,655
		2,037,205
Airlines-0.18%
Delta Air Lines, Inc., 4.38%, 04/19/2028(b)	819,000	745,671
Automobiles-2.50%
American Honda Finance Corp.
3.50%, 02/15/2028	1,001,000	938,767
2.00%, 03/24/2028	1,501,000	1,299,271
General Motors Co., 5.00%, 10/01/2028(b)	1,501,000	1,441,161
General Motors Financial Co., Inc.
2.40%, 04/10/2028	2,010,000	1,694,864
2.40%, 10/15/2028	1,980,000	1,648,183
Toyota Motor Corp. (Japan), 3.67%, 07/20/2028(b)	1,000,000	952,285
Toyota Motor Credit Corp.
3.05%, 01/11/2028(b)	991,000	926,027
1.90%, 04/06/2028	1,460,000	1,276,092
		10,176,650
Banks-8.60%
Banco Santander S.A. (Spain), 4.38%, 04/12/2028(b)	2,400,000	2,226,734
Barclays PLC (United Kingdom), 4.84%, 05/09/2028(b)	3,790,000	3,471,619
Citigroup, Inc., 4.13%, 07/25/2028	4,208,000	3,964,985
Fifth Third Bancorp, 3.95%, 03/14/2028(b)	1,267,000	1,200,968
KeyCorp, 4.10%, 04/30/2028(b)	1,507,000	1,435,765
Lloyds Banking Group PLC (United Kingdom), 4.38%, 03/22/2028	3,045,000	2,859,748
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.96%, 03/02/2028(b)	2,584,000	2,416,090
4.05%, 09/11/2028	1,954,000	1,837,671
Mizuho Financial Group, Inc. (Japan), 4.02%, 03/05/2028	2,525,000	2,354,272
PNC Bank N.A.
3.25%, 01/22/2028(b)	1,250,000	1,165,129
4.05%, 07/26/2028	2,620,000	2,463,924
Regions Financial Corp., 1.80%, 08/12/2028(b)	1,307,000	1,111,007
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.54%, 01/17/2028(b)	1,488,000	1,378,465
3.94%, 07/19/2028(b)	1,464,000	1,369,821
1.90%, 09/17/2028(b)	3,970,000	3,284,848
	Principal Amount	Value
Banks-(continued)
SVB Financial Group, 2.10%, 05/15/2028(b)	$1,001,000	$821,055
U.S. Bancorp, 3.90%, 04/26/2028(b)	1,704,000	1,635,089
		34,997,190
Beverages-2.97%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.00%, 04/13/2028	5,015,000	4,850,307
Coca-Cola Co. (The)
1.50%, 03/05/2028(b)	1,500,000	1,303,201
1.00%, 03/15/2028(b)	2,603,000	2,202,896
Constellation Brands, Inc., 3.60%, 02/15/2028	1,409,000	1,315,287
Diageo Capital PLC (United Kingdom), 3.88%, 05/18/2028(b)	1,000,000	959,278
PepsiCo, Inc., 3.60%, 02/18/2028	1,491,000	1,442,641
		12,073,610
Biotechnology-0.52%
Amgen, Inc., 1.65%, 08/15/2028	2,482,000	2,108,511
Building Products-0.25%
Masco Corp., 1.50%, 02/15/2028(b)	1,206,000	1,001,857
Capital Markets-4.39%
Ares Capital Corp., 2.88%, 06/15/2028	2,498,000	2,044,942
Bank of New York Mellon Corp. (The)
3.40%, 01/29/2028(b)	1,501,000	1,404,474
3.85%, 04/28/2028	1,787,000	1,717,247
1.65%, 07/14/2028	988,000	830,907
3.00%, 10/30/2028	961,000	858,574
Blackstone Secured Lending Fund, 2.85%, 09/30/2028	1,140,000	904,246
Brookfield Finance, Inc. (Canada), 3.90%, 01/25/2028	2,084,000	1,936,651
Charles Schwab Corp. (The)
3.20%, 01/25/2028(b)	1,406,000	1,312,214
2.00%, 03/20/2028(b)	2,507,000	2,208,842
CME Group, Inc., 3.75%, 06/15/2028	1,004,000	969,820
FS KKR Capital Corp., 3.13%, 10/12/2028	1,340,000	1,083,679
Nomura Holdings, Inc. (Japan), 2.17%, 07/14/2028(b)	2,000,000	1,645,070
Northern Trust Corp., 3.65%, 08/03/2028(b)	991,000	946,870
		17,863,536
Chemicals-0.36%
PPG Industries, Inc., 3.75%, 03/15/2028(b)	1,563,000	1,466,612
Commercial Services & Supplies-0.58%
Republic Services, Inc., 3.95%, 05/15/2028	1,603,000	1,533,512
Waste Management, Inc., 1.15%, 03/15/2028	1,001,000	838,456
		2,371,968
Communications Equipment-0.34%
Motorola Solutions, Inc., 4.60%, 02/23/2028(b)	1,409,000	1,373,529
Construction & Engineering-0.27%
Fluor Corp., 4.25%, 09/15/2028(b)	1,200,000	1,080,965
Consumer Finance-1.34%
Ally Financial, Inc., 2.20%, 11/02/2028(b)	1,502,000	1,194,928
Capital One Financial Corp., 3.80%, 01/31/2028(b)	2,779,000	2,602,016
Discover Bank, 4.65%, 09/13/2028	1,790,000	1,667,651
		5,464,595
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Containers & Packaging-0.27%
WRKCo, Inc., 4.00%, 03/15/2028	$1,187,000	$1,110,013
Diversified Financial Services-2.33%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.88%, 01/23/2028(b)	1,171,000	1,054,882
3.00%, 10/29/2028	7,500,000	6,329,919
Block Financial LLC, 2.50%, 07/15/2028	978,000	831,530
National Rural Utilities Cooperative Finance Corp., 3.40%, 02/07/2028	1,369,000	1,274,454
		9,490,785
Diversified Telecommunication Services-2.20%
AT&T, Inc., 1.65%, 02/01/2028	4,514,000	3,864,345
Verizon Communications, Inc., 2.10%, 03/22/2028	5,805,000	5,073,865
		8,938,210
Electric Utilities-4.22%
Berkshire Hathaway Energy Co., 3.25%, 04/15/2028(b)	1,207,000	1,122,846
Commonwealth Edison Co., 3.70%, 08/15/2028	1,105,000	1,043,781
Duke Energy Corp., 4.30%, 03/15/2028	1,808,000	1,740,681
Duke Energy Florida LLC, 3.80%, 07/15/2028	1,205,000	1,150,028
Duke Energy Progress LLC, 3.70%, 09/01/2028	1,001,000	950,591
Edison International, 4.13%, 03/15/2028	1,100,000	1,014,519
Entergy Corp., 1.90%, 06/15/2028(b)	1,299,000	1,099,922
NextEra Energy Capital Holdings, Inc., 1.90%, 06/15/2028	3,013,000	2,581,189
Pacific Gas and Electric Co.
3.00%, 06/15/2028(b)	1,533,000	1,317,859
3.75%, 07/01/2028	1,732,000	1,525,580
Southwestern Electric Power Co., Series M, 4.10%, 09/15/2028	1,140,000	1,087,864
Virginia Electric & Power Co., Series A, 3.80%, 04/01/2028(b)	1,400,000	1,335,486
Xcel Energy, Inc., 4.00%, 06/15/2028	1,268,000	1,215,179
		17,185,525
Electrical Equipment-0.42%
Emerson Electric Co., 2.00%, 12/21/2028	2,002,000	1,722,416
Electronic Equipment, Instruments & Components-1.49%
Arrow Electronics, Inc., 3.88%, 01/12/2028	1,001,000	919,586
CDW LLC/CDW Finance Corp., 3.28%, 12/01/2028	1,000,000	842,320
Jabil, Inc., 3.95%, 01/12/2028	1,001,000	933,199
TD SYNNEX Corp., 2.38%, 08/09/2028	1,190,000	973,551
Teledyne Technologies, Inc., 2.25%, 04/01/2028	1,409,000	1,213,585
Trimble, Inc., 4.90%, 06/15/2028	1,205,000	1,166,724
		6,048,965
Energy Equipment & Services-0.22%
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028	1,021,000	905,800
Entertainment-1.39%
Netflix, Inc., 5.88%, 11/15/2028	3,810,000	3,858,425
Walt Disney Co. (The), 2.20%, 01/13/2028(b)	2,012,000	1,801,060
		5,659,485
	Principal Amount	Value
Equity REITs-6.05%
American Homes 4 Rent L.P., 4.25%, 02/15/2028	$1,001,000	$931,337
American Tower Corp.
3.60%, 01/15/2028	1,409,000	1,294,674
1.50%, 01/31/2028	1,302,000	1,074,274
Crown Castle, Inc., 3.80%, 02/15/2028	2,002,000	1,865,838
CubeSmart L.P., 2.25%, 12/15/2028	1,096,000	903,996
Digital Realty Trust L.P.
5.55%, 01/15/2028	1,090,000	1,090,151
4.45%, 07/15/2028	1,300,000	1,238,307
Equinix, Inc., 1.55%, 03/15/2028	1,292,000	1,072,596
ERP Operating L.P., 3.50%, 03/01/2028	1,006,000	934,063
GLP Capital L.P./GLP Financing II, Inc., 5.75%, 06/01/2028	1,001,000	968,940
Healthpeak Properties, Inc., 2.13%, 12/01/2028(b)	991,000	834,402
Invitation Homes Operating Partnership L.P., 2.30%, 11/15/2028	1,154,000	952,425
Omega Healthcare Investors, Inc., 4.75%, 01/15/2028(b)	1,070,000	987,088
Public Storage
1.85%, 05/01/2028(b)	1,300,000	1,117,387
1.95%, 11/09/2028	1,075,000	916,673
Realty Income Corp.
3.40%, 01/15/2028	1,191,000	1,099,241
3.65%, 01/15/2028	1,091,000	1,021,581
Simon Property Group L.P., 1.75%, 02/01/2028	1,583,000	1,349,606
Ventas Realty L.P., 4.00%, 03/01/2028	1,300,000	1,210,807
VICI Properties L.P., 4.75%, 02/15/2028	2,482,000	2,342,450
Welltower, Inc., 4.25%, 04/15/2028	1,501,000	1,417,463
		24,623,299
Food & Staples Retailing-1.38%
CVS Pass-Through Trust, 6.04%, 12/10/2028	535,672	537,221
Walmart, Inc.
3.70%, 06/26/2028(b)	2,965,000	2,894,669
1.50%, 09/22/2028(b)	2,510,000	2,167,565
		5,599,455
Food Products-1.96%
Campbell Soup Co., 4.15%, 03/15/2028	1,952,000	1,885,357
General Mills, Inc., 4.20%, 04/17/2028(b)	2,779,000	2,727,557
Hormel Foods Corp., 1.70%, 06/03/2028	1,501,000	1,299,279
Kellogg Co., 4.30%, 05/15/2028(b)	1,205,000	1,182,023
Mondelez International, Inc., 4.13%, 05/07/2028	899,000	866,461
		7,960,677
Health Care Equipment & Supplies-1.36%
Abbott Laboratories, 1.15%, 01/30/2028(b)	1,307,000	1,118,786
Baxter International, Inc., 2.27%, 12/01/2028(b)	2,510,000	2,162,147
Edwards Lifesciences Corp., 4.30%, 06/15/2028	1,190,000	1,147,820
Stryker Corp., 3.65%, 03/07/2028(b)	1,175,000	1,120,580
		5,549,333
Health Care Providers & Services-7.55%
Centene Corp., 2.45%, 07/15/2028	4,566,000	3,844,473
Cigna Corp., 4.38%, 10/15/2028	7,624,000	7,423,438
CVS Health Corp., 4.30%, 03/25/2028	10,042,000	9,766,488

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Health Care Providers & Services-(continued)
Elevance Health, Inc., 4.10%, 03/01/2028	$2,512,000	$2,422,174
HCA, Inc., 5.63%, 09/01/2028	3,013,000	3,007,170
UnitedHealth Group, Inc.
5.25%, 02/15/2028	2,010,000	2,065,467
3.85%, 06/15/2028	2,308,000	2,214,784
		30,743,994
Hotels, Restaurants & Leisure-1.81%
Booking Holdings, Inc., 3.55%, 03/15/2028	1,000,000	937,630
Expedia Group, Inc., 3.80%, 02/15/2028(b)	2,010,000	1,861,100
McDonald’s Corp., 3.80%, 04/01/2028(b)	2,104,000	2,022,177
Starbucks Corp.
3.50%, 03/01/2028(b)	1,189,000	1,130,532
4.00%, 11/15/2028	1,490,000	1,432,882
		7,384,321
Household Products-0.23%
Clorox Co. (The), 3.90%, 05/15/2028(b)	975,000	937,142
Industrial Conglomerates-0.53%
3M Co., 3.63%, 09/14/2028(b)	1,205,000	1,149,978
Honeywell International, Inc., 4.95%, 02/15/2028	1,000,000	1,018,946
		2,168,924
Insurance-0.51%
Lincoln National Corp., 3.80%, 03/01/2028	1,000,000	925,273
Willis North America, Inc., 4.50%, 09/15/2028	1,205,000	1,138,119
		2,063,392
Internet & Direct Marketing Retail-0.96%
Amazon.com, Inc., 1.65%, 05/12/2028(b)	4,514,000	3,919,679
IT Services-1.24%
Automatic Data Processing, Inc., 1.70%, 05/15/2028	1,954,000	1,714,690
DXC Technology Co., 2.38%, 09/15/2028(b)	1,300,000	1,110,567
Fidelity National Information Services, Inc., 1.65%, 03/01/2028(b)	1,490,000	1,250,260
Mastercard, Inc., 3.50%, 02/26/2028	1,002,000	961,218
		5,036,735
Life Sciences Tools & Services-0.49%
PerkinElmer, Inc., 1.90%, 09/15/2028(b)	959,000	797,944
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028	1,409,000	1,199,231
		1,997,175
Machinery-1.26%
John Deere Capital Corp., 1.50%, 03/06/2028(b)	1,001,000	863,399
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/2028(b)	1,076,000	1,024,122
Wabtec Corp., 4.95%, 09/15/2028	2,510,000	2,408,623
Xylem, Inc., 1.95%, 01/30/2028	974,000	840,957
		5,137,101
Marine-0.22%
Kirby Corp., 4.20%, 03/01/2028	999,000	906,829
	Principal Amount	Value
Media-3.22%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
3.75%, 02/15/2028	$2,012,000	$1,833,980
4.20%, 03/15/2028	2,512,000	2,334,380
Comcast Corp.
3.15%, 02/15/2028(b)	3,309,000	3,074,327
3.55%, 05/01/2028	2,012,000	1,905,271
Discovery Communications LLC, 3.95%, 03/20/2028(b)	3,407,000	3,056,438
Paramount Global, 3.38%, 02/15/2028(b)	1,007,000	894,989
		13,099,385
Metals & Mining-0.69%
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	1,088,000	995,063
4.38%, 08/01/2028	959,000	882,020
Nucor Corp., 3.95%, 05/01/2028	1,000,000	948,058
		2,825,141
Multiline Retail-0.82%
Dollar General Corp., 4.13%, 05/01/2028	1,001,000	956,263
Dollar Tree, Inc., 4.20%, 05/15/2028	2,513,000	2,397,612
		3,353,875
Multi-Utilities-0.90%
DTE Electric Co., Series A, 1.90%, 04/01/2028	1,145,000	993,325
Sempra Energy, 3.40%, 02/01/2028(b)	2,012,000	1,858,908
WEC Energy Group, Inc., 2.20%, 12/15/2028	980,000	830,344
		3,682,577
Oil, Gas & Consumable Fuels-6.39%
BP Capital Markets PLC (United Kingdom), 3.72%, 11/28/2028	1,602,000	1,523,277
Chevron USA, Inc., 3.85%, 01/15/2028	1,201,000	1,166,253
Continental Resources, Inc., 4.38%, 01/15/2028	2,001,000	1,839,143
Energy Transfer L.P.
4.95%, 05/15/2028	1,600,000	1,540,238
4.95%, 06/15/2028	2,005,000	1,938,228
EQT Corp., 5.70%, 04/01/2028	1,000,000	1,000,240
Equinor ASA (Norway), 3.63%, 09/10/2028	2,002,000	1,910,401
Kinder Morgan, Inc., 4.30%, 03/01/2028	2,511,000	2,419,702
MPLX L.P., 4.00%, 03/15/2028	2,506,000	2,346,408
ONEOK, Inc., 4.55%, 07/15/2028	1,601,000	1,516,165
Phillips 66, 3.90%, 03/15/2028	1,601,000	1,518,282
Sabine Pass Liquefaction LLC, 4.20%, 03/15/2028	2,712,000	2,557,057
TransCanada PipeLines Ltd. (Canada), 4.25%, 05/15/2028	2,811,000	2,684,162
Valero Energy Corp., 4.35%, 06/01/2028	1,171,000	1,140,713
Valero Energy Partners L.P., 4.50%, 03/15/2028	940,000	919,572
		26,019,841
Personal Products-0.61%
Unilever Capital Corp. (United Kingdom), 3.50%, 03/22/2028(b)	2,610,000	2,472,373
Pharmaceuticals-5.58%
Astrazeneca Finance LLC (United Kingdom), 1.75%, 05/28/2028	2,512,000	2,181,837

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Pharmaceuticals-(continued)
Bristol-Myers Squibb Co., 3.90%, 02/20/2028	$2,911,000	$2,829,634
GlaxoSmithKline Capital, Inc. (United Kingdom), 3.88%, 05/15/2028(b)	3,513,000	3,396,223
Johnson & Johnson, 2.90%, 01/15/2028	3,013,000	2,841,823
Merck & Co., Inc., 1.90%, 12/10/2028	2,010,000	1,747,961
Pfizer, Inc., 3.60%, 09/15/2028(b)	2,002,000	1,926,788
Pharmacia LLC, 6.60%, 12/01/2028(b)	1,285,000	1,418,198
Sanofi (France), 3.63%, 06/19/2028(b)	2,012,000	1,930,870
Takeda Pharmaceutical Co. Ltd. (Japan), 5.00%, 11/26/2028	3,500,000	3,488,313
Zoetis, Inc., 3.90%, 08/20/2028	1,000,000	952,378
		22,714,025
Road & Rail-1.11%
Canadian Pacific Railway Co. (Canada), 4.00%, 06/01/2028(b)	971,000	935,588
CSX Corp., 3.80%, 03/01/2028	1,603,000	1,536,939
Union Pacific Corp., 3.95%, 09/10/2028	2,119,000	2,048,543
		4,521,070
Semiconductors & Semiconductor Equipment-1.92%
Analog Devices, Inc., 1.70%, 10/01/2028(b)	1,460,000	1,247,725
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/2028	1,560,000	1,425,840
Intel Corp., 1.60%, 08/12/2028(b)	2,002,000	1,704,257
Marvell Technology, Inc., 2.45%, 04/15/2028	1,500,000	1,271,454
NVIDIA Corp., 1.55%, 06/15/2028(b)	2,512,000	2,152,705
		7,801,981
Software-2.67%
Oracle Corp., 2.30%, 03/25/2028(b)	4,014,000	3,474,595
Roper Technologies, Inc., 4.20%, 09/15/2028	1,583,000	1,526,742
salesforce.com, inc.
3.70%, 04/11/2028	3,013,000	2,909,196
1.50%, 07/15/2028(b)	2,005,000	1,726,531
VMware, Inc., 1.80%, 08/15/2028	1,500,000	1,233,623
		10,870,687
Specialty Retail-1.90%
Home Depot, Inc. (The)
0.90%, 03/15/2028	979,000	819,348
1.50%, 09/15/2028	2,010,000	1,720,910
Lowe’s Cos., Inc.
1.30%, 04/15/2028(b)	2,005,000	1,685,140
1.70%, 09/15/2028	2,010,000	1,708,910
O’Reilly Automotive, Inc., 4.35%, 06/01/2028	1,001,000	970,690
TJX Cos., Inc. (The), 1.15%, 05/15/2028(b)	1,002,000	840,486
		7,745,484
Technology Hardware, Storage & Peripherals-2.46%
Apple, Inc.
1.20%, 02/08/2028	5,015,000	4,301,512
1.40%, 08/05/2028	4,616,000	3,958,965
HP, Inc., 4.75%, 01/15/2028(b)	1,808,000	1,757,119
		10,017,596
	Principal Amount	Value
Thrifts & Mortgage Finance-0.29%
MGIC Investment Corp., 5.25%, 08/15/2028	$1,300,000	$1,184,447
Tobacco-1.40%
B.A.T Capital Corp. (United Kingdom), 2.26%, 03/25/2028	3,510,000	2,939,358
BAT International Finance PLC (United Kingdom), 4.45%, 03/16/2028	2,002,000	1,863,441
Philip Morris International, Inc., 3.13%, 03/02/2028(b)	1,000,000	907,260
		5,710,059
Trading Companies & Distributors-0.20%
Air Lease Corp., 2.10%, 09/01/2028	1,005,000	813,537
Water Utilities-0.29%
American Water Capital Corp., 3.75%, 09/01/2028(b)	1,220,000	1,163,217
Wireless Telecommunication Services-3.44%
Sprint Capital Corp., 6.88%, 11/15/2028	4,969,000	5,198,469
T-Mobile USA, Inc., 4.75%, 02/01/2028(b)	3,013,000	2,930,139
Vodafone Group PLC (United Kingdom), 4.38%, 05/30/2028(b)	5,956,000	5,888,611
		14,017,219
Total U.S. Dollar Denominated Bonds & Notes (Cost $435,211,171)		401,975,515
	Shares
Money Market Funds-0.42%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(c)(d) (Cost $1,705,839)	1,705,839	1,705,839
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.16% (Cost $436,917,010)		403,681,354
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.91%
Invesco Private Government Fund, 3.83%(c)(d)(e)	18,139,069	18,139,069
Invesco Private Prime Fund, 4.15%(c)(d)(e)	46,621,033	46,630,356
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $64,759,870)		64,769,425
TOTAL INVESTMENTS IN SECURITIES-115.07% (Cost $501,676,880)		468,450,779
OTHER ASSETS LESS LIABILITIES-(15.07)%		(61,344,039)
NET ASSETS-100.00%		$407,106,740

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Corporate Bond ETF (BSCS)—(continued)
November 30, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2022.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$390,263	$4,387,522	$(3,071,946)	$-	$-	$1,705,839	$11,811
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,844,006	28,110,419	(24,815,356)	-	-	18,139,069	135,939*
Invesco Private Prime Fund	38,170,302	72,369,882	(63,916,766)	6,202	736	46,630,356	370,580*
Total	$53,404,571	$104,867,823	$(91,804,068)	$6,202	$736	$66,475,264	$518,330

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2029 Corporate Bond ETF (BSCT)
November 30, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.81%
Aerospace & Defense-1.05%
Boeing Co. (The), 3.20%, 03/01/2029(b)	$927,000	$813,845
Howmet Aerospace, Inc., 3.00%, 01/15/2029	670,000	566,971
Raytheon Technologies Corp., 7.50%, 09/15/2029	390,000	443,429
		1,824,245
Air Freight & Logistics-0.43%
United Parcel Service, Inc., 3.40%, 03/15/2029(b)	800,000	749,704
Airlines-0.21%
Delta Air Lines, Inc., 3.75%, 10/28/2029(b)	427,000	366,411
Automobiles-2.59%
American Honda Finance Corp., 2.25%, 01/12/2029	620,000	536,155
General Motors Co., 5.40%, 10/15/2029	950,000	915,915
General Motors Financial Co., Inc.
5.65%, 01/17/2029	479,000	471,542
4.30%, 04/06/2029	1,055,000	962,374
Toyota Motor Corp. (Japan), 2.76%, 07/02/2029	470,000	418,357
Toyota Motor Credit Corp.
3.65%, 01/08/2029	479,000	453,298
4.45%, 06/29/2029(b)	760,000	750,726
		4,508,367
Banks-6.40%
KeyCorp, 2.55%, 10/01/2029	720,000	602,212
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.74%, 03/07/2029	1,350,000	1,245,184
3.20%, 07/18/2029	1,600,000	1,405,641
PNC Bank N.A., 2.70%, 10/22/2029	750,000	631,350
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/2029	1,430,000	1,311,677
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.47%, 01/14/2029	400,000	340,631
3.04%, 07/16/2029	2,340,000	2,033,101
2.72%, 09/27/2029	400,000	337,838
Truist Financial Corp., 3.88%, 03/19/2029(b)	623,000	572,831
Wells Fargo & Co., 4.15%, 01/24/2029	2,383,000	2,243,751
Zions Bancorporation N.A., 3.25%, 10/29/2029	500,000	411,501
		11,135,717
Beverages-4.11%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.75%, 01/23/2029	4,060,000	4,051,967
Coca-Cola Co. (The), 2.13%, 09/06/2029	957,000	829,910
Diageo Capital PLC (United Kingdom), 2.38%, 10/24/2029	1,000,000	857,511
Keurig Dr Pepper, Inc., 3.95%, 04/15/2029	927,000	870,004
PepsiCo, Inc., 7.00%, 03/01/2029	484,000	548,512
		7,157,904
Biotechnology-3.73%
AbbVie, Inc., 3.20%, 11/21/2029	5,190,000	4,726,335
Amgen, Inc.
3.00%, 02/22/2029	700,000	632,292
4.05%, 08/18/2029(b)	1,190,000	1,131,775
		6,490,402
	Principal Amount	Value
Building Products-0.31%
Fortune Brands Home & Security, Inc., 3.25%, 09/15/2029	$627,000	$540,424
Capital Markets-3.19%
Bank of New York Mellon Corp. (The), 3.30%, 08/23/2029	677,000	609,620
BlackRock, Inc., 3.25%, 04/30/2029(b)	957,000	888,326
Brookfield Finance, Inc. (Canada), 4.85%, 03/29/2029	894,000	856,470
Charles Schwab Corp. (The)
4.00%, 02/01/2029	600,000	575,205
3.25%, 05/22/2029	600,000	545,494
Lazard Group LLC, 4.38%, 03/11/2029	447,000	416,245
Nomura Holdings, Inc. (Japan)
2.71%, 01/22/2029	400,000	334,738
5.61%, 07/06/2029	510,000	502,359
Northern Trust Corp., 3.15%, 05/03/2029	480,000	436,163
S&P Global, Inc., 2.50%, 12/01/2029	447,000	386,159
		5,550,779
Chemicals-2.66%
Celanese US Holdings LLC, 6.33%, 07/15/2029	720,000	690,766
Dow Chemical Co. (The), 7.38%, 11/01/2029	740,000	820,242
FMC Corp., 3.45%, 10/01/2029	480,000	424,907
Huntsman International LLC, 4.50%, 05/01/2029	720,000	651,639
Nutrien Ltd. (Canada), 4.20%, 04/01/2029	720,000	680,233
Rohm & Haas Co., 7.85%, 07/15/2029	610,000	682,764
Sherwin-Williams Co. (The), 2.95%, 08/15/2029	767,000	672,943
		4,623,494
Commercial Services & Supplies-0.25%
Waste Connections, Inc., 3.50%, 05/01/2029(b)	477,000	439,168
Communications Equipment-0.62%
Juniper Networks, Inc., 3.75%, 08/15/2029	467,000	415,668
Motorola Solutions, Inc., 4.60%, 05/23/2029	705,000	670,124
		1,085,792
Consumer Finance-0.85%
American Express Co., 4.05%, 05/03/2029	950,000	905,458
Synchrony Financial, 5.15%, 03/19/2029	604,000	574,917
		1,480,375
Containers & Packaging-0.62%
Packaging Corp. of America, 3.00%, 12/15/2029(b)	450,000	388,277
WRKCo, Inc., 4.90%, 03/15/2029(b)	719,000	693,713
		1,081,990
Diversified Financial Services-0.30%
Blackstone Private Credit Fund, 4.00%, 01/15/2029	610,000	517,624
Diversified Telecommunication Services-4.17%
AT&T, Inc., 4.35%, 03/01/2029	2,900,000	2,777,120
Verizon Communications, Inc.
3.88%, 02/08/2029	955,000	901,423
4.02%, 12/03/2029	3,800,000	3,578,724
		7,257,267
Electric Utilities-4.04%
Avangrid, Inc., 3.80%, 06/01/2029	715,000	653,126
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Duke Energy Corp., 3.40%, 06/15/2029	$577,000	$522,636
Duke Energy Florida LLC, 2.50%, 12/01/2029	652,000	561,895
Duke Energy Progress LLC, 3.45%, 03/15/2029	577,000	531,918
Evergy, Inc., 2.90%, 09/15/2029	719,000	619,563
Eversource Energy, Series O, 4.25%, 04/01/2029	450,000	427,351
MidAmerican Energy Co., 3.65%, 04/15/2029	807,000	759,810
Nevada Power Co., Series CC, 3.70%, 05/01/2029(b)	437,000	410,519
NextEra Energy Capital Holdings, Inc.
3.50%, 04/01/2029	480,000	439,706
2.75%, 11/01/2029	953,000	826,559
Southern California Edison Co., Series A, 4.20%, 03/01/2029	480,000	455,667
Virginia Electric & Power Co., Series A, 2.88%, 07/15/2029	461,000	409,047
Xcel Energy, Inc., 2.60%, 12/01/2029	480,000	409,260
		7,027,057
Electronic Equipment, Instruments & Components-0.82%
Amphenol Corp., 4.35%, 06/01/2029	468,000	451,462
CDW LLC/CDW Finance Corp., 3.25%, 02/15/2029	662,000	558,966
Keysight Technologies, Inc., 3.00%, 10/30/2029	477,000	414,666
		1,425,094
Energy Equipment & Services-0.48%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.14%, 11/07/2029	497,000	442,309
NOV, Inc., 3.60%, 12/01/2029(b)	450,000	400,671
		842,980
Entertainment-1.85%
Netflix, Inc., 6.38%, 05/15/2029	740,000	764,391
RELX Capital, Inc. (United Kingdom), 4.00%, 03/18/2029	905,000	848,616
Walt Disney Co. (The), 2.00%, 09/01/2029	1,910,000	1,614,149
		3,227,156
Equity REITs-6.89%
American Tower Corp.
3.95%, 03/15/2029	577,000	533,055
3.80%, 08/15/2029	1,580,000	1,442,226
Boston Properties L.P., 3.40%, 06/21/2029	820,000	707,596
Camden Property Trust, 3.15%, 07/01/2029	566,000	504,282
Crown Castle, Inc., 4.30%, 02/15/2029(b)	575,000	545,415
Digital Realty Trust L.P., 3.60%, 07/01/2029	840,000	760,488
ERP Operating L.P., 3.00%, 07/01/2029	577,000	505,840
Essex Portfolio L.P., 4.00%, 03/01/2029	465,000	425,161
GLP Capital L.P./GLP Financing II, Inc., 5.30%, 01/15/2029	721,000	678,821
Healthpeak Properties, Inc., 3.50%, 07/15/2029	619,000	554,102
Hudson Pacific Properties L.P., 4.65%, 04/01/2029	480,000	417,621
Omega Healthcare Investors, Inc., 3.63%, 10/01/2029	478,000	395,364
Public Storage, 3.39%, 05/01/2029	480,000	439,778
	Principal Amount	Value
Equity REITs-(continued)
Realty Income Corp.
3.25%, 06/15/2029(b)	$469,000	$417,380
3.10%, 12/15/2029	557,000	485,728
Simon Property Group L.P., 2.45%, 09/13/2029	1,190,000	999,259
Ventas Realty L.P., 4.40%, 01/15/2029	715,000	670,780
Welltower, Inc.
2.05%, 01/15/2029	450,000	367,441
4.13%, 03/15/2029	525,000	485,851
Weyerhaeuser Co., 4.00%, 11/15/2029	720,000	657,665
		11,993,853
Food & Staples Retailing-0.98%
Ahold Finance USA LLC (Netherlands), 6.88%, 05/01/2029	474,000	501,560
Kroger Co. (The), 4.50%, 01/15/2029	555,000	537,202
Walmart, Inc., 3.25%, 07/08/2029	700,000	659,358
		1,698,120
Food Products-0.52%
Tyson Foods, Inc., 4.35%, 03/01/2029	934,000	902,088
Gas Utilities-0.30%
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/2029(b)	577,000	529,843
Health Care Equipment & Supplies-0.38%
DH Europe Finance II S.a.r.l., 2.60%, 11/15/2029(b)	747,000	658,279
Health Care Providers & Services-5.47%
Centene Corp., 4.63%, 12/15/2029	3,190,000	2,970,305
CommonSpirit Health, 3.35%, 10/01/2029	877,000	761,823
Elevance Health, Inc., 2.88%, 09/15/2029(b)	737,000	649,646
HCA, Inc.
5.88%, 02/01/2029	950,000	955,326
4.13%, 06/15/2029	1,860,000	1,697,132
Humana, Inc., 3.70%, 03/23/2029	720,000	662,087
Laboratory Corp. of America Holdings, 2.95%, 12/01/2029(b)	617,000	536,287
Quest Diagnostics, Inc., 4.20%, 06/30/2029(b)	475,000	455,113
UnitedHealth Group, Inc., 4.00%, 05/15/2029	860,000	825,060
		9,512,779
Hotels, Restaurants & Leisure-0.50%
Starbucks Corp., 3.55%, 08/15/2029	922,000	865,083
Household Durables-0.90%
Leggett & Platt, Inc., 4.40%, 03/15/2029	475,000	450,129
Newell Brands, Inc., 6.63%, 09/15/2029(b)	476,000	468,324
Whirlpool Corp., 4.75%, 02/26/2029(b)	664,000	645,056
		1,563,509
Household Products-0.62%
Clorox Co. (The), 4.40%, 05/01/2029	480,000	465,835
Kimberly-Clark Corp., 3.20%, 04/25/2029	667,000	610,410
		1,076,245
Industrial Conglomerates-0.90%
3M Co.
3.38%, 03/01/2029(b)	767,000	713,017
2.38%, 08/26/2029(b)	1,000,000	858,793
		1,571,810

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Insurance-3.02%
Aon Corp., 3.75%, 05/02/2029	$677,000	$629,346
CNA Financial Corp., 3.90%, 05/01/2029	475,000	435,881
CNO Financial Group, Inc., 5.25%, 05/30/2029	480,000	457,052
Hartford Financial Services Group, Inc. (The), 2.80%, 08/19/2029	574,000	490,954
Marsh & McLennan Cos., Inc., 4.38%, 03/15/2029	1,400,000	1,360,920
PartnerRe Finance B LLC, 3.70%, 07/02/2029	474,000	428,513
Principal Financial Group, Inc., 3.70%, 05/15/2029	467,000	436,121
Progressive Corp. (The), 4.00%, 03/01/2029	521,000	500,047
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	575,000	526,616
		5,265,450
Internet & Direct Marketing Retail-0.77%
Amazon.com, Inc., 3.45%, 04/13/2029	1,430,000	1,347,873
IT Services-5.27%
Broadridge Financial Solutions, Inc., 2.90%, 12/01/2029	693,000	590,302
Fidelity National Information Services, Inc., 3.75%, 05/21/2029	575,000	527,444
Fiserv, Inc., 3.50%, 07/01/2029	2,864,000	2,578,871
Global Payments, Inc., 5.30%, 08/15/2029	480,000	464,458
International Business Machines Corp., 3.50%, 05/15/2029	3,120,000	2,894,984
Mastercard, Inc., 2.95%, 06/01/2029	957,000	874,978
PayPal Holdings, Inc., 2.85%, 10/01/2029(b)	1,430,000	1,249,368
		9,180,405
Leisure Products-0.43%
Hasbro, Inc., 3.90%, 11/19/2029	837,000	753,545
Life Sciences Tools & Services-0.85%
PerkinElmer, Inc., 3.30%, 09/15/2029	815,000	710,266
Thermo Fisher Scientific, Inc., 2.60%, 10/01/2029(b)	863,000	766,196
		1,476,462
Machinery-2.54%
Caterpillar, Inc., 2.60%, 09/19/2029	475,000	423,309
Deere & Co., 5.38%, 10/16/2029(b)	476,000	498,836
John Deere Capital Corp.
3.45%, 03/07/2029	577,000	541,663
3.35%, 04/18/2029	570,000	531,466
Parker-Hannifin Corp.
3.25%, 06/14/2029	927,000	835,480
4.50%, 09/15/2029	950,000	921,297
Trane Technologies Luxembourg Finance S.A., 3.80%, 03/21/2029	717,000	663,668
		4,415,719
Media-1.78%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
2.25%, 01/15/2029	1,120,000	915,159
5.05%, 03/30/2029	1,200,000	1,139,581
	Principal Amount	Value
Media-(continued)
Discovery Communications LLC, 4.13%, 05/15/2029	$697,000	$612,598
Paramount Global, 4.20%, 06/01/2029(b)	477,000	424,579
		3,091,917
Metals & Mining-0.24%
ArcelorMittal S.A. (Luxembourg), 4.25%, 07/16/2029(b)	476,000	426,625
Multiline Retail-0.51%
Target Corp., 3.38%, 04/15/2029	953,000	882,911
Multi-Utilities-0.48%
DTE Energy Co., Series C, 3.40%, 06/15/2029	445,000	397,001
Sempra Energy, 3.70%, 04/01/2029	480,000	439,296
		836,297
Oil, Gas & Consumable Fuels-8.39%
Boardwalk Pipelines L.P., 4.80%, 05/03/2029	459,000	432,636
Cheniere Energy Partners L.P., 4.50%, 10/01/2029	1,430,000	1,311,231
Chevron USA, Inc., 3.25%, 10/15/2029	480,000	444,910
ConocoPhillips Co., 6.95%, 04/15/2029	1,140,000	1,268,688
DCP Midstream Operating L.P., 5.13%, 05/15/2029	570,000	551,673
Diamondback Energy, Inc., 3.50%, 12/01/2029	963,000	855,533
Enbridge, Inc. (Canada), 3.13%, 11/15/2029	897,000	789,392
Energy Transfer L.P.
5.25%, 04/15/2029	1,430,000	1,389,576
4.15%, 09/15/2029	527,000	477,884
Enterprise Products Operating LLC, 3.13%, 07/31/2029	1,190,000	1,056,709
Exxon Mobil Corp., 2.44%, 08/16/2029(b)	1,190,000	1,050,291
MPLX L.P., 4.80%, 02/15/2029	715,000	686,975
ONEOK, Inc., 4.35%, 03/15/2029	654,000	605,668
Shell International Finance B.V. (Netherlands), 2.38%, 11/07/2029(b)	1,350,000	1,181,691
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.88%, 01/15/2029	652,000	669,559
TotalEnergies Capital International S.A. (France), 3.46%, 02/19/2029(b)	1,190,000	1,115,373
Valero Energy Corp., 4.00%, 04/01/2029	753,000	713,345
		14,601,134
Paper & Forest Products-0.32%
Georgia-Pacific LLC, 7.75%, 11/15/2029	479,000	550,290
Personal Products-0.71%
Estee Lauder Cos., Inc. (The), 2.38%, 12/01/2029	617,000	531,491
Unilever Capital Corp. (United Kingdom), 2.13%, 09/06/2029	830,000	708,471
		1,239,962
Pharmaceuticals-3.28%
AstraZeneca PLC (United Kingdom), 4.00%, 01/17/2029	955,000	926,094
Eli Lilly and Co., 3.38%, 03/15/2029	887,000	839,171
GlaxoSmithKline Capital PLC (United Kingdom), 3.38%, 06/01/2029	897,000	833,864

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Pharmaceuticals-(continued)
Merck & Co., Inc., 3.40%, 03/07/2029	$1,630,000	$1,533,010
Pfizer, Inc., 3.45%, 03/15/2029	1,670,000	1,576,612
		5,708,751
Road & Rail-0.94%
CSX Corp., 4.25%, 03/15/2029	904,000	871,713
Union Pacific Corp., 3.70%, 03/01/2029(b)	800,000	762,647
		1,634,360
Semiconductors & Semiconductor Equipment-3.46%
Intel Corp.
4.00%, 08/05/2029	810,000	773,389
2.45%, 11/15/2029(b)	1,857,000	1,598,544
KLA Corp., 4.10%, 03/15/2029(b)	765,000	743,985
Lam Research Corp., 4.00%, 03/15/2029	953,000	915,469
Micron Technology, Inc., 5.33%, 02/06/2029	665,000	644,927
Qorvo, Inc., 4.38%, 10/15/2029	814,000	723,442
Texas Instruments, Inc., 2.25%, 09/04/2029	717,000	620,298
		6,020,054
Software-0.76%
Roper Technologies, Inc., 2.95%, 09/15/2029	667,000	582,890
Workday, Inc., 3.70%, 04/01/2029	800,000	735,649
		1,318,539
Specialty Retail-2.84%
Dell International LLC/EMC Corp., 5.30%, 10/01/2029	1,670,000	1,649,022
Home Depot, Inc. (The), 2.95%, 06/15/2029	1,673,000	1,518,586
Lowe’s Cos., Inc., 3.65%, 04/05/2029	1,430,000	1,332,733
O’Reilly Automotive, Inc., 3.90%, 06/01/2029	477,000	445,453
		4,945,794
Technology Hardware, Storage & Peripherals-2.05%
Apple, Inc.
3.25%, 08/08/2029(b)	950,000	889,268
2.20%, 09/11/2029	1,670,000	1,457,997
HP, Inc., 4.00%, 04/15/2029(b)	950,000	867,413
Western Digital Corp., 2.85%, 02/01/2029	450,000	358,290
		3,572,968
Tobacco-1.61%
Altria Group, Inc., 4.80%, 02/14/2029	1,820,000	1,744,912
BAT Capital Corp. (United Kingdom), 3.46%, 09/06/2029	477,000	407,234
Philip Morris International, Inc., 3.38%, 08/15/2029	717,000	642,693
		2,794,839
	Principal Amount	Value
Trading Companies & Distributors-0.26%
GATX Corp., 4.70%, 04/01/2029	$470,000	$447,046
Water Utilities-0.32%
American Water Capital Corp., 3.45%, 06/01/2029	600,000	549,561
Wireless Telecommunication Services-1.84%
T-Mobile USA, Inc.
2.63%, 02/15/2029	950,000	810,240
2.40%, 03/15/2029	480,000	406,989
3.38%, 04/15/2029	2,240,000	1,982,807
		3,200,036
Total U.S. Dollar Denominated Bonds & Notes (Cost $194,081,640)		171,964,097
	Shares
Money Market Funds-0.18%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(c)(d) (Cost $309,793)	309,793	309,793
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.99% (Cost $194,391,433)		172,273,890
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.48%
Invesco Private Government Fund, 3.83%(c)(d)(e)	4,372,044	4,372,044
Invesco Private Prime Fund, 4.15%(c)(d)(e)	12,115,894	12,118,317
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,488,357)		16,490,361
TOTAL INVESTMENTS IN SECURITIES-108.47% (Cost $210,879,790)		188,764,251
OTHER ASSETS LESS LIABILITIES-(8.47)%		(14,734,076)
NET ASSETS-100.00%		$174,030,175

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Corporate Bond ETF (BSCT)—(continued)
November 30, 2022
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2022.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$226,758	$2,190,342	$(2,107,307)	$-	$-	$309,793	$5,830
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,112,250	8,866,282	(7,606,488)	-	-	4,372,044	30,454*
Invesco Private Prime Fund	8,002,930	17,731,614	(13,617,894)	1,431	236	12,118,317	83,825*
Total	$11,341,938	$28,788,238	$(23,331,689)	$1,431	$236	$16,800,154	$120,109

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2030 Corporate Bond ETF (BSCU)
November 30, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.94%
Aerospace & Defense-3.51%
Boeing Co. (The), 5.15%, 05/01/2030	$3,500,000	$3,409,209
Raytheon Technologies Corp., 2.25%, 07/01/2030	783,000	655,826
Textron, Inc., 3.00%, 06/01/2030	500,000	426,123
		4,491,158
Auto Components-0.38%
Magna International, Inc. (Canada), 2.45%, 06/15/2030	581,000	483,284
Automobiles-0.57%
General Motors Financial Co., Inc., 3.60%, 06/21/2030	853,000	729,652
Banks-5.70%
Banco Santander S.A. (Spain), 3.49%, 05/28/2030	800,000	671,469
Citizens Financial Group, Inc., 3.25%, 04/30/2030	570,000	498,630
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.56%, 02/25/2030	800,000	660,146
2.05%, 07/17/2030	1,000,000	789,048
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.75%, 01/15/2030	1,060,000	889,962
2.13%, 07/08/2030	1,230,000	973,490
2.14%, 09/23/2030	640,000	492,995
SVB Financial Group, 3.13%, 06/05/2030(b)	377,000	307,993
Truist Bank, 2.25%, 03/11/2030	1,000,000	810,536
Truist Financial Corp., 1.95%, 06/05/2030(b)	570,000	458,331
U.S. Bancorp, 1.38%, 07/22/2030	947,000	734,224
		7,286,824
Beverages-2.51%
Coca-Cola Co. (The), 1.65%, 06/01/2030	1,163,000	955,376
Constellation Brands, Inc., 2.88%, 05/01/2030	500,000	429,142
Diageo Capital PLC (United Kingdom), 2.00%, 04/29/2030	800,000	661,471
Keurig Dr Pepper, Inc., 3.20%, 05/01/2030	600,000	527,413
PepsiCo, Inc., 1.63%, 05/01/2030	777,000	640,641
		3,214,043
Biotechnology-2.52%
Amgen, Inc., 2.45%, 02/21/2030(b)	1,073,000	914,116
Biogen, Inc., 2.25%, 05/01/2030	1,169,000	962,587
Gilead Sciences, Inc., 1.65%, 10/01/2030	757,000	606,712
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	940,000	736,493
		3,219,908
Building Products-0.31%
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 1.75%, 09/15/2030(b)	491,000	393,658
Capital Markets-2.78%
Brookfield Finance, Inc. (Canada), 4.35%, 04/15/2030	647,000	593,732
Cboe Global Markets, Inc., 1.63%, 12/15/2030(b)	380,000	296,080
CI Financial Corp. (Canada), 3.20%, 12/17/2030	720,000	552,290
Franklin Resources, Inc., 1.60%, 10/30/2030	641,000	495,980
Nomura Holdings, Inc. (Japan), 2.68%, 07/16/2030	800,000	638,382
	Principal Amount	Value
Capital Markets-(continued)
Northern Trust Corp., 1.95%, 05/01/2030	$757,000	$627,207
S&P Global, Inc., 1.25%, 08/15/2030(b)	451,000	348,992
		3,552,663
Chemicals-2.17%
Air Products and Chemicals, Inc., 2.05%, 05/15/2030	697,000	584,252
Dow Chemical Co. (The), 2.10%, 11/15/2030(b)	643,000	512,538
EI du Pont de Nemours and Co., 2.30%, 07/15/2030(b)	400,000	334,587
Linde, Inc., 1.10%, 08/10/2030	491,000	378,720
LYB International Finance III LLC, 2.25%, 10/01/2030(b)	387,000	307,711
Nutrien Ltd. (Canada), 2.95%, 05/13/2030	387,000	331,769
Sherwin-Williams Co. (The), 2.30%, 05/15/2030	388,000	320,908
		2,770,485
Commercial Services & Supplies-0.31%
Republic Services, Inc., 2.30%, 03/01/2030	470,000	397,312
Communications Equipment-0.42%
Motorola Solutions, Inc., 2.30%, 11/15/2030	683,000	537,359
Construction & Engineering-0.50%
Quanta Services, Inc., 2.90%, 10/01/2030	777,000	644,420
Construction Materials-0.62%
Martin Marietta Materials, Inc., Series CB, 2.50%, 03/15/2030	368,000	306,544
Vulcan Materials Co., 3.50%, 06/01/2030	550,000	488,944
		795,488
Containers & Packaging-0.81%
Amcor Flexibles North America, Inc., 2.63%, 06/19/2030	385,000	313,227
Avery Dennison Corp., 2.65%, 04/30/2030	388,000	319,810
Sonoco Products Co., 3.13%, 05/01/2030(b)	470,000	405,929
		1,038,966
Distributors-0.21%
Genuine Parts Co., 1.88%, 11/01/2030	348,000	267,309
Diversified Consumer Services-0.24%
Yale University, Series 2020, 1.48%, 04/15/2030	388,000	313,320
Diversified Financial Services-0.35%
Block Financial LLC, 3.88%, 08/15/2030	508,000	446,704
Diversified Telecommunication Services-0.99%
Verizon Communications, Inc.
1.50%, 09/18/2030	750,000	585,916
1.68%, 10/30/2030	860,000	673,399
		1,259,315
Electric Utilities-5.86%
AEP Texas, Inc., Series I, 2.10%, 07/01/2030	417,000	335,242
Alabama Power Co., Series 20-A, 1.45%, 09/15/2030	471,000	368,005
Berkshire Hathaway Energy Co., 3.70%, 07/15/2030	830,000	768,395
Duke Energy Carolinas LLC, 2.45%, 02/01/2030	400,000	341,281
Duke Energy Corp., 2.45%, 06/01/2030(b)	660,000	549,110
Duke Energy Florida LLC, 1.75%, 06/15/2030	388,000	311,481
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Entergy Corp., 2.80%, 06/15/2030	$441,000	$369,947
Eversource Energy, Series R, 1.65%, 08/15/2030	421,000	328,578
FirstEnergy Corp., 2.65%, 03/01/2030	420,000	347,983
NextEra Energy Capital Holdings, Inc., 2.25%, 06/01/2030	1,553,000	1,285,789
Pacific Gas and Electric Co., 4.55%, 07/01/2030	2,337,000	2,131,883
PG&E Wildfire Recovery Funding LLC, Series A-1, 3.59%, 06/01/2030	370,000	351,954
		7,489,648
Electrical Equipment-0.48%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	378,000	293,213
Emerson Electric Co., 1.95%, 10/15/2030	388,000	317,429
		610,642
Electronic Equipment, Instruments & Components-0.52%
Jabil, Inc., 3.60%, 01/15/2030(b)	400,000	349,269
Teledyne FLIR LLC, 2.50%, 08/01/2030	380,000	310,475
		659,744
Energy Equipment & Services-1.47%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.49%, 05/01/2030	400,000	384,143
Halliburton Co., 2.92%, 03/01/2030(b)	757,000	652,960
Schlumberger Investment S.A., 2.65%, 06/26/2030(b)	973,000	844,556
		1,881,659
Entertainment-0.64%
Activision Blizzard, Inc., 1.35%, 09/15/2030	378,000	298,100
RELX Capital, Inc. (United Kingdom), 3.00%, 05/22/2030	600,000	519,950
		818,050
Equity REITs-4.16%
American Tower Corp.
2.90%, 01/15/2030	600,000	512,504
2.10%, 06/15/2030	580,000	464,918
1.88%, 10/15/2030	600,000	466,324
Brixmor Operating Partnership L.P., 4.05%, 07/01/2030	620,000	540,594
Camden Property Trust, 2.80%, 05/15/2030	588,000	504,475
Host Hotels & Resorts L.P., Series I, 3.50%, 09/15/2030	580,000	482,390
Kimco Realty Corp., 2.70%, 10/01/2030	390,000	320,900
Prologis L.P., 1.25%, 10/15/2030	571,000	436,196
Regency Centers L.P., 3.70%, 06/15/2030	420,000	366,417
Simon Property Group L.P., 2.65%, 07/15/2030	566,000	475,791
VICI Properties L.P., 4.95%, 02/15/2030	780,000	746,519
		5,317,028
Food & Staples Retailing-1.44%
Costco Wholesale Corp., 1.60%, 04/20/2030	1,363,000	1,124,508
Kroger Co. (The), 2.20%, 05/01/2030(b)	378,000	308,402
Walgreens Boots Alliance, Inc., 3.20%, 04/15/2030	468,000	405,755
		1,838,665
Food Products-2.65%
Campbell Soup Co., 2.38%, 04/24/2030(b)	380,000	316,947
	Principal Amount	Value
Food Products-(continued)
Hormel Foods Corp., 1.80%, 06/11/2030	$783,000	$638,378
Ingredion, Inc., 2.90%, 06/01/2030	500,000	427,261
JM Smucker Co. (The), 2.38%, 03/15/2030	388,000	322,364
Kellogg Co., 2.10%, 06/01/2030	368,000	299,193
Kraft Heinz Foods Co. (The), 3.75%, 04/01/2030(b)	600,000	553,306
McCormick & Co., Inc., 2.50%, 04/15/2030(b)	392,000	329,194
Mondelez International, Inc., 2.75%, 04/13/2030(b)	583,000	503,720
		3,390,363
Gas Utilities-0.54%
CenterPoint Energy Resources Corp., 1.75%, 10/01/2030	378,000	301,029
Southern California Gas Co., Series XX, 2.55%, 02/01/2030	450,000	385,837
		686,866
Health Care Equipment & Supplies-2.65%
Abbott Laboratories, 1.40%, 06/30/2030(b)	494,000	395,972
Becton, Dickinson and Co., 2.82%, 05/20/2030	567,000	492,880
Boston Scientific Corp., 2.65%, 06/01/2030	933,000	801,781
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030	582,000	481,411
Smith & Nephew PLC (United Kingdom), 2.03%, 10/14/2030	757,000	591,626
Stryker Corp., 1.95%, 06/15/2030	757,000	621,564
		3,385,234
Health Care Providers & Services-5.54%
AmerisourceBergen Corp., 2.80%, 05/15/2030	388,000	329,806
Centene Corp.
3.38%, 02/15/2030	1,550,000	1,326,707
3.00%, 10/15/2030	1,713,000	1,406,013
Cigna Corp., 2.40%, 03/15/2030	1,133,000	957,236
CommonSpirit Health, 2.78%, 10/01/2030	430,000	346,162
CVS Health Corp., 1.75%, 08/21/2030(b)	940,000	747,028
Elevance Health, Inc., 2.25%, 05/15/2030	853,000	709,942
Sutter Health, Series 20-A, 2.29%, 08/15/2030	540,000	444,441
UnitedHealth Group, Inc., 2.00%, 05/15/2030	973,000	808,552
		7,075,887
Hotels, Restaurants & Leisure-2.87%
Booking Holdings, Inc., 4.63%, 04/13/2030	1,170,000	1,138,264
Marriott International, Inc., Series FF, 4.63%, 06/15/2030	800,000	749,802
McDonald’s Corp., 2.13%, 03/01/2030(b)	581,000	492,212
Starbucks Corp.
2.25%, 03/12/2030	580,000	489,684
2.55%, 11/15/2030(b)	941,000	802,568
		3,672,530
Household Durables-0.71%
Mohawk Industries, Inc., 3.63%, 05/15/2030(b)	390,000	333,999
NVR, Inc., 3.00%, 05/15/2030	683,000	577,571
		911,570

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Household Products-0.84%
Clorox Co. (The), 1.80%, 05/15/2030	$388,000	$310,098
Procter & Gamble Co. (The), 1.20%, 10/29/2030	970,000	769,048
		1,079,146
Industrial Conglomerates-0.51%
Honeywell International, Inc., 1.95%, 06/01/2030	783,000	653,317
Insurance-4.58%
Alleghany Corp., 3.63%, 05/15/2030	380,000	352,521
Allstate Corp. (The), 1.45%, 12/15/2030	450,000	344,617
Aon Corp., 2.80%, 05/15/2030	800,000	683,165
Berkshire Hathaway Finance Corp.
1.85%, 03/12/2030(b)	348,000	292,980
1.45%, 10/15/2030(b)	571,000	458,349
Brighthouse Financial, Inc., 5.63%, 05/15/2030	430,000	417,840
CNA Financial Corp., 2.05%, 08/15/2030	374,000	293,830
Fidelity National Financial, Inc., 3.40%, 06/15/2030	510,000	427,850
Loews Corp., 3.20%, 05/15/2030	388,000	340,174
Marsh & McLennan Cos., Inc., 2.25%, 11/15/2030	600,000	492,607
Principal Financial Group, Inc., 2.13%, 06/15/2030	471,000	387,203
Prudential Financial, Inc., 2.10%, 03/10/2030	368,000	303,172
Prudential PLC (Hong Kong), 3.13%, 04/14/2030(b)	750,000	654,845
Reinsurance Group of America, Inc., 3.15%, 06/15/2030	470,000	401,901
		5,851,054
Interactive Media & Services-1.06%
Alphabet, Inc., 1.10%, 08/15/2030	1,703,000	1,351,871
Internet & Direct Marketing Retail-1.48%
Amazon.com, Inc., 1.50%, 06/03/2030	1,553,000	1,259,376
eBay, Inc., 2.70%, 03/11/2030	740,000	627,713
		1,887,089
IT Services-2.67%
Automatic Data Processing, Inc., 1.25%, 09/01/2030(b)	777,000	618,142
Fiserv, Inc., 2.65%, 06/01/2030(b)	800,000	675,902
Global Payments, Inc., 2.90%, 05/15/2030	783,000	643,990
International Business Machines Corp., 1.95%, 05/15/2030	1,010,000	828,549
PayPal Holdings, Inc., 2.30%, 06/01/2030(b)	781,000	644,998
		3,411,581
Life Sciences Tools & Services-0.23%
Agilent Technologies, Inc., 2.10%, 06/04/2030	368,000	299,677
Machinery-1.99%
Cummins, Inc., 1.50%, 09/01/2030	663,000	528,674
Flowserve Corp., 3.50%, 10/01/2030	380,000	317,493
IDEX Corp., 3.00%, 05/01/2030	388,000	335,606
John Deere Capital Corp., 2.45%, 01/09/2030	430,000	373,759
Otis Worldwide Corp., 2.57%, 02/15/2030	1,160,000	986,425
		2,541,957
	Principal Amount	Value
Media-0.82%
Discovery Communications LLC, 3.63%, 05/15/2030(b)	$800,000	$673,127
Omnicom Group, Inc., 2.45%, 04/30/2030	451,000	374,027
		1,047,154
Metals & Mining-1.91%
Freeport-McMoRan, Inc.
4.25%, 03/01/2030	398,000	355,139
4.63%, 08/01/2030(b)	510,000	466,259
Newmont Corp., 2.25%, 10/01/2030	777,000	625,491
Nucor Corp., 2.70%, 06/01/2030	388,000	331,011
Reliance Steel & Aluminum Co., 2.15%, 08/15/2030(b)	388,000	304,961
Teck Resources Ltd. (Canada), 3.90%, 07/15/2030(b)	400,000	358,861
		2,441,722
Multi-Utilities-1.12%
NiSource, Inc., 3.60%, 05/01/2030	751,000	672,297
Public Service Enterprise Group, Inc., 1.60%, 08/15/2030	411,000	320,365
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/2030	553,000	442,351
		1,435,013
Oil, Gas & Consumable Fuels-9.31%
BP Capital Markets America, Inc., 1.75%, 08/10/2030	777,000	626,604
Canadian Natural Resources Ltd. (Canada), 2.95%, 07/15/2030	348,000	296,633
Chevron Corp., 2.24%, 05/11/2030(b)	1,163,000	1,000,761
Devon Energy Corp., 4.50%, 01/15/2030	412,000	385,875
Enterprise Products Operating LLC, 2.80%, 01/31/2030	973,000	839,598
EOG Resources, Inc., 4.38%, 04/15/2030	650,000	637,448
Equinor ASA (Norway), 2.38%, 05/22/2030	587,000	504,453
Exxon Mobil Corp., 2.61%, 10/15/2030(b)	1,553,000	1,365,982
Magellan Midstream Partners L.P., 3.25%, 06/01/2030	350,000	305,400
MPLX L.P., 2.65%, 08/15/2030	1,130,000	926,218
ONEOK, Inc., 3.10%, 03/15/2030	606,000	511,576
Phillips 66, 2.15%, 12/15/2030(b)	640,000	517,794
Pioneer Natural Resources Co., 1.90%, 08/15/2030	827,000	659,204
Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030	567,000	495,424
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.50%, 03/01/2030	800,000	766,012
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/2030	610,000	534,685
Western Midstream Operating L.P., 4.30%, 02/01/2030	930,000	830,002
Williams Cos., Inc. (The), 3.50%, 11/15/2030	783,000	690,941
		11,894,610
Personal Products-0.61%
Estee Lauder Cos., Inc. (The), 2.60%, 04/15/2030	540,000	468,186
Unilever Capital Corp. (United Kingdom), 1.38%, 09/14/2030	400,000	314,559
		782,745

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Pharmaceuticals-5.90%
AstraZeneca PLC (United Kingdom), 1.38%, 08/06/2030	$1,010,000	$806,102
Bristol-Myers Squibb Co., 1.45%, 11/13/2030	940,000	748,228
Johnson & Johnson, 1.30%, 09/01/2030(b)	1,360,000	1,111,978
Merck & Co., Inc., 1.45%, 06/24/2030	973,000	783,023
Pfizer, Inc., 1.70%, 05/28/2030	757,000	625,124
Royalty Pharma PLC, 2.20%, 09/02/2030	779,000	615,889
Takeda Pharmaceutical Co. Ltd. (Japan), 2.05%, 03/31/2030	1,910,000	1,570,091
Viatris, Inc., 2.70%, 06/22/2030(b)	1,010,000	803,986
Zoetis, Inc., 2.00%, 05/15/2030	580,000	474,688
		7,539,109
Professional Services-0.33%
Equifax, Inc., 3.10%, 05/15/2030	500,000	421,594
Road & Rail-0.25%
Canadian Pacific Railway Co. (Canada), 2.05%, 03/05/2030	390,000	321,184
Semiconductors & Semiconductor Equipment-2.12%
Applied Materials, Inc., 1.75%, 06/01/2030(b)	581,000	477,962
Lam Research Corp., 1.90%, 06/15/2030	581,000	477,231
QUALCOMM, Inc., 2.15%, 05/20/2030(b)	933,000	793,296
Texas Instruments, Inc., 1.75%, 05/04/2030	579,000	479,382
Xilinx, Inc., 2.38%, 06/01/2030	567,000	481,209
		2,709,080
Software-1.20%
Autodesk, Inc., 2.85%, 01/15/2030	400,000	346,918
Intuit, Inc., 1.65%, 07/15/2030	388,000	310,386
ServiceNow, Inc., 1.40%, 09/01/2030	1,133,000	874,380
		1,531,684
Specialty Retail-2.40%
AutoNation, Inc., 4.75%, 06/01/2030	398,000	357,930
Best Buy Co., Inc., 1.95%, 10/01/2030	491,000	386,350
Dell International LLC/EMC Corp., 6.20%, 07/15/2030	600,000	616,722
Leidos, Inc., 4.38%, 05/15/2030	600,000	546,523
Lowe’s Cos., Inc., 1.70%, 10/15/2030	977,000	774,122
Tractor Supply Co., 1.75%, 11/01/2030	491,000	380,879
		3,062,526
Technology Hardware, Storage & Peripherals-1.84%
Apple, Inc.
1.65%, 05/11/2030	1,360,000	1,125,689
1.25%, 08/20/2030	970,000	777,536
NetApp, Inc., 2.70%, 06/22/2030	540,000	449,655
		2,352,880
Textiles, Apparel & Luxury Goods-0.75%
Ralph Lauren Corp., 2.95%, 06/15/2030(b)	571,000	497,819
VF Corp., 2.95%, 04/23/2030(b)	550,000	460,211
		958,030
	Principal Amount	Value
Tobacco-1.10%
Altria Group, Inc., 3.40%, 05/06/2030	$587,000	$503,609
Philip Morris International, Inc.
2.10%, 05/01/2030	570,000	460,116
1.75%, 11/01/2030(b)	564,000	440,173
		1,403,898
Trading Companies & Distributors-0.97%
Air Lease Corp.
3.00%, 02/01/2030	510,000	424,607
3.13%, 12/01/2030	580,000	476,619
GATX Corp., 4.00%, 06/30/2030	375,000	336,137
		1,237,363
Water Utilities-0.52%
American Water Capital Corp., 2.80%, 05/01/2030	387,000	335,734
Essential Utilities, Inc., 2.70%, 04/15/2030	388,000	327,724
		663,458
Total U.S. Dollar Denominated Bonds & Notes (Cost $140,845,888)		126,457,496
	Shares
Money Market Funds-0.32%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(c)(d) (Cost $402,975)	402,975	402,975
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.26% (Cost $141,248,863)		126,860,471
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.15%
Invesco Private Government Fund, 3.83%(c)(d)(e)	5,422,469	5,422,469
Invesco Private Prime Fund, 4.15%(c)(d)(e)	13,936,752	13,939,539
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,359,786)		19,362,008
TOTAL INVESTMENTS IN SECURITIES-114.41% (Cost $160,608,649)		146,222,479
OTHER ASSETS LESS LIABILITIES-(14.41)%		(18,412,097)
NET ASSETS-100.00%		$127,810,382

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Corporate Bond ETF (BSCU)—(continued)
November 30, 2022
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2022.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$163,411	$1,353,253	$(1,113,689)	$-	$-	$402,975	$3,303
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,786,892	7,872,250	(4,236,673)	-	-	5,422,469	33,875*
Invesco Private Prime Fund	4,594,865	19,626,148	(10,283,707)	1,934	299	13,939,539	92,015*
Total	$6,545,168	$28,851,651	$(15,634,069)	$1,934	$299	$19,764,983	$129,193

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2031 Corporate Bond ETF (BSCV)
November 30, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.15%
Aerospace & Defense-1.85%
Boeing Co. (The), 3.63%, 02/01/2031	$460,000	$404,489
General Dynamics Corp., 2.25%, 06/01/2031	160,000	135,751
L3Harris Technologies, Inc., 1.80%, 01/15/2031	210,000	162,977
Raytheon Technologies Corp., 1.90%, 09/01/2031	330,000	262,021
Textron, Inc., 2.45%, 03/15/2031	170,000	136,442
		1,101,680
Air Freight & Logistics-0.44%
FedEx Corp., 2.40%, 05/15/2031(b)	320,000	259,552
Automobiles-2.80%
American Honda Finance Corp., 1.80%, 01/13/2031	180,000	143,816
General Motors Financial Co., Inc.
2.35%, 01/08/2031	320,000	246,687
2.70%, 06/10/2031	320,000	250,602
Mercedes-Benz Finance North America LLC (Germany), 8.50%, 01/18/2031	500,000	614,024
Toyota Motor Corp. (Japan), 2.36%, 03/25/2031(b)	160,000	135,033
Toyota Motor Credit Corp.
1.65%, 01/10/2031	180,000	142,885
1.90%, 09/12/2031	170,000	135,380
		1,668,427
Banks-2.16%
Mizuho Financial Group, Inc. (Japan), 2.56%, 09/13/2031	400,000	305,375
Royal Bank of Canada (Canada), 2.30%, 11/03/2031	500,000	402,143
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.71%, 01/12/2031	200,000	150,572
2.22%, 09/17/2031	400,000	311,838
SVB Financial Group, 1.80%, 02/02/2031	160,000	114,987
		1,284,915
Beverages-2.90%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.90%, 01/23/2031	250,000	252,556
Coca-Cola Co. (The)
2.00%, 03/05/2031	250,000	208,008
1.38%, 03/15/2031	430,000	339,048
Constellation Brands, Inc., 2.25%, 08/01/2031	330,000	263,383
Keurig Dr Pepper, Inc., 2.25%, 03/15/2031	170,000	136,935
PepsiCo, Inc.
1.40%, 02/25/2031(b)	250,000	199,697
1.95%, 10/21/2031	400,000	327,738
		1,727,365
Biotechnology-0.57%
Amgen, Inc., 2.30%, 02/25/2031	410,000	340,967
Building Products-0.82%
Carrier Global Corp., 2.70%, 02/15/2031	250,000	208,512
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 2.00%, 09/16/2031	160,000	126,042
Masco Corp., 2.00%, 02/15/2031	200,000	154,661
		489,215
Capital Markets-4.33%
Ares Capital Corp., 3.20%, 11/15/2031	220,000	163,488
	Principal Amount	Value
Capital Markets-(continued)
Bank of New York Mellon Corp. (The)
1.65%, 01/28/2031	$160,000	$125,073
1.80%, 07/28/2031(b)	170,000	131,798
BlackRock, Inc., 1.90%, 01/28/2031	400,000	325,199
Brookfield Finance, Inc. (Canada), 2.72%, 04/15/2031	160,000	129,949
Charles Schwab Corp. (The)
1.65%, 03/11/2031	240,000	187,823
2.30%, 05/13/2031	240,000	197,873
1.95%, 12/01/2031	280,000	221,055
Jefferies Financial Group, Inc., 2.63%, 10/15/2031	330,000	248,749
Moody’s Corp., 2.00%, 08/19/2031	200,000	158,683
Nasdaq, Inc., 1.65%, 01/15/2031	210,000	161,680
Nomura Holdings, Inc. (Japan), 2.61%, 07/14/2031	400,000	308,474
State Street Corp., 2.20%, 03/03/2031	270,000	217,744
		2,577,588
Chemicals-0.26%
Ecolab, Inc., 1.30%, 01/30/2031	200,000	153,491
Commercial Services & Supplies-0.71%
Republic Services, Inc., 1.45%, 02/15/2031	210,000	162,438
Waste Management, Inc., 1.50%, 03/15/2031	330,000	260,830
		423,268
Communications Equipment-0.37%
Motorola Solutions, Inc., 2.75%, 05/24/2031	270,000	217,337
Construction Materials-0.71%
Eagle Materials, Inc., 2.50%, 07/01/2031	240,000	186,090
Martin Marietta Materials, Inc., 2.40%, 07/15/2031	290,000	234,992
		421,082
Consumer Finance-1.78%
Ally Financial, Inc.
8.00%, 11/01/2031	660,000	706,949
8.00%, 11/01/2031	160,000	170,173
Synchrony Financial, 2.88%, 10/28/2031	240,000	179,838
		1,056,960
Containers & Packaging-0.35%
Amcor Flexibles North America, Inc., 2.69%, 05/25/2031(b)	260,000	209,443
Diversified Financial Services-0.21%
ORIX Corp. (Japan), 2.25%, 03/09/2031	160,000	126,488
Diversified Telecommunication Services-6.03%
AT&T, Inc., 2.75%, 06/01/2031	990,000	827,162
Orange S.A. (France), 9.00%, 03/01/2031	810,000	1,000,842
Verizon Communications, Inc.
1.75%, 01/20/2031	740,000	578,357
2.55%, 03/21/2031	1,420,000	1,180,258
		3,586,619
Electric Utilities-5.78%
Appalachian Power Co., Series AA, 2.70%, 04/01/2031	170,000	139,860
Baltimore Gas and Electric Co., 2.25%, 06/15/2031	200,000	163,259
Berkshire Hathaway Energy Co., 1.65%, 05/15/2031	160,000	124,219
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Consolidated Edison Co. of New York, Inc., 2.40%, 06/15/2031	$300,000	$247,690
Duke Energy Carolinas LLC, 2.55%, 04/15/2031	180,000	151,889
Duke Energy Corp., 2.55%, 06/15/2031	330,000	270,690
Duke Energy Florida LLC, 2.40%, 12/15/2031	210,000	172,417
Duke Energy Progress LLC, 2.00%, 08/15/2031	210,000	166,921
Entergy Corp., 2.40%, 06/15/2031	210,000	166,705
Entergy Texas, Inc., 1.75%, 03/15/2031	196,000	152,850
FirstEnergy Corp., Series C, 7.38%, 11/15/2031	250,000	281,623
Pacific Gas and Electric Co., 2.50%, 02/01/2031	660,000	516,246
PG&E Wildfire Recovery Funding LLC, Series A-1, 4.02%, 06/01/2031	200,000	190,686
Progress Energy, Inc., 7.75%, 03/01/2031	210,000	239,321
Public Service Co. of Colorado, 1.88%, 06/15/2031	243,000	194,176
Southern Co. Gas Capital Corp., Series 20-A, 1.75%, 01/15/2031	170,000	130,003
Virginia Electric & Power Co., 2.30%, 11/15/2031	160,000	130,490
		3,439,045
Electrical Equipment-0.45%
Emerson Electric Co., 2.20%, 12/21/2031	330,000	269,965
Electronic Equipment, Instruments & Components-1.75%
Amphenol Corp., 2.20%, 09/15/2031	250,000	200,181
CDW LLC/CDW Finance Corp., 3.57%, 12/01/2031	330,000	269,652
Jabil, Inc., 3.00%, 01/15/2031	200,000	163,441
Teledyne Technologies, Inc., 2.75%, 04/01/2031	330,000	271,255
Vontier Corp., 2.95%, 04/01/2031	190,000	137,389
		1,041,918
Energy Equipment & Services-0.25%
Helmerich & Payne, Inc., 2.90%, 09/29/2031	180,000	147,656
Entertainment-1.53%
Electronic Arts, Inc., 1.85%, 02/15/2031	250,000	200,020
Walt Disney Co. (The), 2.65%, 01/13/2031	830,000	712,733
		912,753
Equity REITs-10.33%
Alexandria Real Estate Equities, Inc., 3.38%, 08/15/2031	240,000	208,948
American Assets Trust L.P., 3.38%, 02/01/2031	170,000	136,820
American Tower Corp.
2.70%, 04/15/2031	230,000	189,409
2.30%, 09/15/2031	230,000	181,468
AvalonBay Communities, Inc., 2.45%, 01/15/2031	200,000	165,957
Boston Properties L.P., 3.25%, 01/30/2031	410,000	342,001
Brixmor Operating Partnership L.P., 2.50%, 08/16/2031	170,000	128,502
CBRE Services, Inc., 2.50%, 04/01/2031	170,000	133,227
Corporate Office Properties L.P., 2.75%, 04/15/2031	190,000	143,201
	Principal Amount	Value
Equity REITs-(continued)
Crown Castle, Inc.
2.25%, 01/15/2031	$360,000	$290,485
2.10%, 04/01/2031	330,000	261,030
2.50%, 07/15/2031	250,000	203,472
Equinix, Inc., 2.50%, 05/15/2031(b)	330,000	265,141
ERP Operating L.P., 1.85%, 08/01/2031	160,000	125,166
GLP Capital L.P./GLP Financing II, Inc., 4.00%, 01/15/2031	220,000	187,251
Healthcare Realty Holdings L.P., 2.00%, 03/15/2031	260,000	197,020
Healthpeak Properties, Inc., 2.88%, 01/15/2031(b)	200,000	168,887
Invitation Homes Operating Partnership L.P., 2.00%, 08/15/2031	210,000	154,967
Kimco Realty Corp., 2.25%, 12/01/2031	170,000	130,976
Life Storage L.P., 2.40%, 10/15/2031	200,000	153,954
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	420,000	296,640
Omega Healthcare Investors, Inc., 3.38%, 02/01/2031	220,000	171,561
Physicians Realty L.P., 2.63%, 11/01/2031	168,000	131,697
Public Storage
2.30%, 05/01/2031	210,000	173,382
2.25%, 11/09/2031	180,000	145,117
Realty Income Corp., 3.25%, 01/15/2031	310,000	270,386
Sabra Health Care L.P., 3.20%, 12/01/2031	260,000	195,869
Simon Property Group L.P., 2.20%, 02/01/2031	230,000	182,295
Sun Communities Operating L.P., 2.70%, 07/15/2031	240,000	186,265
Ventas Realty L.P., 2.50%, 09/01/2031	170,000	133,484
W.P. Carey, Inc., 2.40%, 02/01/2031	160,000	126,775
Welltower, Inc.
2.75%, 01/15/2031	200,000	161,794
2.80%, 06/01/2031	250,000	201,386
		6,144,533
Food & Staples Retailing-1.13%
Kroger Co. (The), 1.70%, 01/15/2031(b)	170,000	131,835
Walmart, Inc., 1.80%, 09/22/2031	660,000	543,522
		675,357
Food Products-1.72%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	330,000	272,486
Flowers Foods, Inc., 2.40%, 03/15/2031	160,000	128,643
General Mills, Inc., 2.25%, 10/14/2031	170,000	138,189
Kellogg Co., Series B, 7.45%, 04/01/2031	200,000	227,160
McCormick & Co., Inc., 1.85%, 02/15/2031	160,000	124,150
Mondelez International, Inc., 1.50%, 02/04/2031	170,000	131,039
		1,021,667
Gas Utilities-0.49%
Atmos Energy Corp., 1.50%, 01/15/2031	200,000	155,419
National Fuel Gas Co., 2.95%, 03/01/2031	170,000	134,487
		289,906
Health Care Equipment & Supplies-1.25%
Baxter International, Inc., 1.73%, 04/01/2031	210,000	160,505
Becton, Dickinson and Co., 1.96%, 02/11/2031	330,000	263,772

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Health Care Equipment & Supplies-(continued)
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/2031	$150,000	$122,223
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/2031	240,000	194,566
		741,066
Health Care Providers & Services-5.70%
AmerisourceBergen Corp., 2.70%, 03/15/2031	320,000	264,292
Centene Corp.
2.50%, 03/01/2031	760,000	599,181
2.63%, 08/01/2031	420,000	330,706
Cigna Corp., 2.38%, 03/15/2031	500,000	413,200
CVS Health Corp.
1.88%, 02/28/2031	410,000	325,796
2.13%, 09/15/2031	330,000	262,943
Elevance Health, Inc., 2.55%, 03/15/2031	330,000	277,834
HCA, Inc., 2.38%, 07/15/2031	270,000	210,313
Laboratory Corp. of America Holdings, 2.70%, 06/01/2031	170,000	141,864
Quest Diagnostics, Inc., 2.80%, 06/30/2031	180,000	150,927
UnitedHealth Group, Inc., 2.30%, 05/15/2031	500,000	416,842
		3,393,898
Hotels, Restaurants & Leisure-0.83%
Expedia Group, Inc., 2.95%, 03/15/2031	250,000	202,799
Marriott International, Inc., Series HH, 2.85%, 04/15/2031	360,000	293,149
		495,948
Household Products-0.72%
Kimberly-Clark Corp., 2.00%, 11/02/2031	200,000	162,138
Procter & Gamble Co. (The), 1.95%, 04/23/2031	320,000	267,736
		429,874
Independent Power and Renewable Electricity Producers-0.44%
AES Corp. (The), 2.45%, 01/15/2031	330,000	262,037
Industrial Conglomerates-0.67%
Honeywell International, Inc., 1.75%, 09/01/2031	500,000	400,116
Insurance-1.76%
Aon Corp./Aon Global Holdings PLC, 2.60%, 12/02/2031	160,000	130,637
Assured Guaranty US Holdings, Inc., 3.15%, 06/15/2031	160,000	133,945
Brown & Brown, Inc., 2.38%, 03/15/2031	230,000	176,455
Fidelity National Financial, Inc., 2.45%, 03/15/2031	190,000	145,821
First American Financial Corp., 2.40%, 08/15/2031	210,000	155,254
Lincoln National Corp., 3.40%, 01/15/2031(b)	170,000	140,621
Primerica, Inc., 2.80%, 11/19/2031	200,000	162,670
		1,045,403
Internet & Direct Marketing Retail-1.72%
Amazon.com, Inc., 2.10%, 05/12/2031	990,000	822,300
eBay, Inc., 2.60%, 05/10/2031(b)	250,000	204,161
		1,026,461
IT Services-2.94%
Broadridge Financial Solutions, Inc., 2.60%, 05/01/2031	330,000	268,955
	Principal Amount	Value
IT Services-(continued)
Fidelity National Information Services, Inc., 2.25%, 03/01/2031	$410,000	$326,146
Global Payments, Inc., 2.90%, 11/15/2031	240,000	189,935
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	210,000	138,789
Mastercard, Inc.
1.90%, 03/15/2031	200,000	165,009
2.00%, 11/18/2031	240,000	196,951
VeriSign, Inc., 2.70%, 06/15/2031(b)	250,000	203,240
Visa, Inc., 1.10%, 02/15/2031	330,000	258,460
		1,747,485
Leisure Products-0.22%
Brunswick Corp., 2.40%, 08/18/2031	180,000	130,731
Life Sciences Tools & Services-1.37%
Agilent Technologies, Inc., 2.30%, 03/12/2031	280,000	227,658
Illumina, Inc., 2.55%, 03/23/2031	170,000	134,120
PerkinElmer, Inc., 2.25%, 09/15/2031	160,000	125,246
Thermo Fisher Scientific, Inc., 2.00%, 10/15/2031	400,000	325,587
		812,611
Machinery-1.22%
Caterpillar, Inc., 1.90%, 03/12/2031	160,000	131,735
IDEX Corp., 2.63%, 06/15/2031	160,000	133,112
John Deere Capital Corp.
1.45%, 01/15/2031	200,000	156,966
2.00%, 06/17/2031	200,000	162,823
Xylem, Inc., 2.25%, 01/30/2031	170,000	139,415
		724,051
Media-3.36%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 2.80%, 04/01/2031	530,000	418,467
Comcast Corp.
1.95%, 01/15/2031	500,000	406,918
1.50%, 02/15/2031(b)	580,000	455,638
Interpublic Group of Cos., Inc. (The), 2.40%, 03/01/2031	170,000	133,723
Omnicom Group, Inc., 2.60%, 08/01/2031	260,000	214,154
Paramount Global, 4.95%, 01/15/2031	410,000	368,924
		1,997,824
Metals & Mining-0.24%
Steel Dynamics, Inc., 3.25%, 01/15/2031	170,000	144,985
Multiline Retail-0.56%
Dollar Tree, Inc., 2.65%, 12/01/2031	260,000	212,022
Kohl’s Corp., 3.63%, 05/01/2031	170,000	120,676
		332,698
Multi-Utilities-1.95%
Ameren Corp., 3.50%, 01/15/2031	260,000	230,907
CenterPoint Energy, Inc., 2.65%, 06/01/2031	160,000	131,866
Dominion Energy, Inc., Series C, 2.25%, 08/15/2031	290,000	231,578
DTE Electric Co., Series C, 2.63%, 03/01/2031	200,000	170,505
NiSource, Inc., 1.70%, 02/15/2031	250,000	192,196
Public Service Enterprise Group, Inc., 2.45%, 11/15/2031	250,000	200,936
		1,157,988
Oil, Gas & Consumable Fuels-6.29%
Boardwalk Pipelines L.P., 3.40%, 02/15/2031	160,000	135,077

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Burlington Resources LLC, 7.20%, 08/15/2031	$150,000	$172,244
Cheniere Energy Partners L.P., 4.00%, 03/01/2031	490,000	428,422
Conoco Funding Co., 7.25%, 10/15/2031	130,000	149,608
Devon Energy Corp., 7.88%, 09/30/2031	220,000	250,509
Diamondback Energy, Inc., 3.13%, 03/24/2031	260,000	218,230
Hess Corp., 7.30%, 08/15/2031	200,000	219,192
Kinder Morgan, Inc.
2.00%, 02/15/2031(b)	250,000	195,539
7.80%, 08/01/2031	180,000	202,673
ONEOK, Inc., 6.35%, 01/15/2031	200,000	205,471
Ovintiv, Inc., 7.38%, 11/01/2031	170,000	183,936
Pioneer Natural Resources Co., 2.15%, 01/15/2031	330,000	266,091
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.88%, 02/01/2031	330,000	298,798
TransCanada PipeLines Ltd. (Canada), 2.50%, 10/12/2031	330,000	266,637
Valero Energy Corp., 2.80%, 12/01/2031	170,000	140,392
Williams Cos., Inc. (The), 2.60%, 03/15/2031	500,000	410,431
		3,743,250
Personal Products-0.67%
Estee Lauder Cos., Inc. (The), 1.95%, 03/15/2031	200,000	162,032
Unilever Capital Corp. (United Kingdom), 1.75%, 08/12/2031	300,000	238,751
		400,783
Pharmaceuticals-1.97%
Astrazeneca Finance LLC (United Kingdom), 2.25%, 05/28/2031	250,000	209,389
Merck & Co., Inc., 2.15%, 12/10/2031	660,000	543,814
Pfizer, Inc., 1.75%, 08/18/2031	330,000	267,611
Royalty Pharma PLC, 2.15%, 09/02/2031	200,000	153,786
		1,174,600
Professional Services-0.43%
Equifax, Inc., 2.35%, 09/15/2031	330,000	254,827
Road & Rail-1.35%
Canadian Pacific Railway Co. (Canada), 2.45%, 12/02/2031	460,000	382,346
Norfolk Southern Corp., 2.30%, 05/15/2031(b)	170,000	141,246
Union Pacific Corp., 2.38%, 05/20/2031	330,000	278,782
		802,374
Semiconductors & Semiconductor Equipment-2.32%
Analog Devices, Inc., 2.10%, 10/01/2031	330,000	269,776
Intel Corp., 2.00%, 08/12/2031	410,000	328,695
Marvell Technology, Inc., 2.95%, 04/15/2031	240,000	195,648
NVIDIA Corp., 2.00%, 06/15/2031	410,000	332,456
Skyworks Solutions, Inc., 3.00%, 06/01/2031	160,000	124,913
Texas Instruments, Inc., 1.90%, 09/15/2031	160,000	130,657
		1,382,145
Software-3.91%
Autodesk, Inc., 2.40%, 12/15/2031	330,000	266,519
Fortinet, Inc., 2.20%, 03/15/2031	160,000	124,463
Oracle Corp., 2.88%, 03/25/2031	1,070,000	893,863
Roper Technologies, Inc., 1.75%, 02/15/2031	330,000	255,438
salesforce.com, inc., 1.95%, 07/15/2031	500,000	406,154
VMware, Inc., 2.20%, 08/15/2031	500,000	380,500
		2,326,937
	Principal Amount	Value
Specialty Retail-3.00%
AutoZone, Inc., 1.65%, 01/15/2031	$190,000	$147,049
Home Depot, Inc. (The)
1.38%, 03/15/2031	410,000	321,072
1.88%, 09/15/2031	330,000	266,338
Leidos, Inc., 2.30%, 02/15/2031	320,000	247,187
Lowe’s Cos., Inc., 2.63%, 04/01/2031	500,000	419,034
O’Reilly Automotive, Inc., 1.75%, 03/15/2031	160,000	123,850
Ross Stores, Inc., 1.88%, 04/15/2031	160,000	125,999
TJX Cos., Inc. (The), 1.60%, 05/15/2031	170,000	132,948
		1,783,477
Technology Hardware, Storage & Peripherals-2.13%
Apple, Inc.
1.65%, 02/08/2031	910,000	742,631
1.70%, 08/05/2031(b)	330,000	267,658
HP, Inc., 2.65%, 06/17/2031	330,000	258,568
		1,268,857
Tobacco-0.53%
BAT Capital Corp. (United Kingdom), 2.73%, 03/25/2031	400,000	313,922
Water Utilities-0.25%
American Water Capital Corp., 2.30%, 06/01/2031	180,000	147,888
Wireless Telecommunication Services-1.63%
T-Mobile USA, Inc.
2.88%, 02/15/2031	320,000	267,797
3.50%, 04/15/2031	808,000	704,985
		972,782
Total U.S. Dollar Denominated Bonds & Notes (Cost $63,620,010)		59,002,215
	Shares
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(c)(d) (Cost $5,881)	5,881	5,881
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.16% (Cost $63,625,891)		59,008,096
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.12%
Invesco Private Government Fund, 3.83%(c)(d)(e)	686,809	686,809
Invesco Private Prime Fund, 4.15%(c)(d)(e)	1,765,271	1,765,624
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,452,058)		2,452,433
TOTAL INVESTMENTS IN SECURITIES-103.28% (Cost $66,077,949)		61,460,529
OTHER ASSETS LESS LIABILITIES-(3.28)%		(1,949,992)
NET ASSETS-100.00%		$59,510,537

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Corporate Bond ETF (BSCV)—(continued)
November 30, 2022
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2022.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$15,756	$518,352	$(528,227)	$-	$-	$5,881	$1,052
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	120,081	1,346,755	(780,027)	-	-	686,809	4,313*
Invesco Private Prime Fund	308,780	3,373,559	(1,916,952)	361	(124)	1,765,624	11,715*
Total	$444,617	$5,238,666	$(3,225,206)	$361	$(124)	$2,458,314	$17,080

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2032 Corporate Bond ETF (BSCW)
November 30, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.51%
Aerospace & Defense-1.02%
Lockheed Martin Corp., 3.90%, 06/15/2032	$30,000	$28,433
Raytheon Technologies Corp., 2.38%, 03/15/2032	40,000	32,735
		61,168
Automobiles-1.90%
General Motors Co., 5.60%, 10/15/2032	50,000	47,869
General Motors Financial Co., Inc., 3.10%, 01/12/2032	50,000	40,009
Honda Motor Co. Ltd. (Japan), 2.97%, 03/10/2032	30,000	26,102
		113,980
Banks-4.95%
Bank of Nova Scotia (The) (Canada), 2.45%, 02/02/2032	30,000	24,201
Canadian Imperial Bank of Commerce (Canada), 3.60%, 04/07/2032	40,000	35,524
Citigroup, Inc., 6.63%, 06/15/2032	40,000	42,185
Citizens Financial Group, Inc., 2.64%, 09/30/2032	20,000	14,912
Royal Bank of Canada (Canada), 3.88%, 05/04/2032	40,000	36,549
Toronto-Dominion Bank (The) (Canada)
2.45%, 01/12/2032	20,000	16,209
3.20%, 03/10/2032	60,000	51,754
4.46%, 06/08/2032	80,000	76,315
		297,649
Beverages-1.74%
Constellation Brands, Inc., 4.75%, 05/09/2032	30,000	28,948
Keurig Dr Pepper, Inc., 4.05%, 04/15/2032	30,000	27,511
PepsiCo, Inc., 3.90%, 07/18/2032	50,000	47,845
		104,304
Biotechnology-1.12%
Amgen, Inc.
2.00%, 01/15/2032	40,000	31,733
3.35%, 02/22/2032	40,000	35,564
		67,297
Building Products-0.25%
Carlisle Cos., Inc., 2.20%, 03/01/2032	20,000	15,306
Capital Markets-4.21%
Ameriprise Financial, Inc., 4.50%, 05/13/2032	20,000	19,532
BlackRock, Inc., 2.10%, 02/25/2032	40,000	32,339
Brookfield Finance I (UK) PLC (Canada), 2.34%, 01/30/2032	20,000	15,446
Charles Schwab Corp. (The), 2.90%, 03/03/2032	40,000	34,225
CME Group, Inc., 2.65%, 03/15/2032	30,000	25,517
Credit Suisse USA, Inc. (Switzerland), 7.13%, 07/15/2032	30,000	29,826
FactSet Research Systems, Inc., 3.45%, 03/01/2032	20,000	16,813
Jefferies Financial Group, Inc., 2.75%, 10/15/2032	20,000	14,786
Moody’s Corp., 4.25%, 08/08/2032	20,000	18,779
Morgan Stanley, 7.25%, 04/01/2032	40,000	45,639
		252,902
Chemicals-1.40%
Albemarle Corp., 5.05%, 06/01/2032	20,000	19,187
Celanese US Holdings LLC, 6.38%, 07/15/2032	35,000	33,304
Ecolab, Inc., 2.13%, 02/01/2032	20,000	16,110
Sherwin-Williams Co. (The), 2.20%, 03/15/2032	20,000	15,800
		84,401
	Principal Amount	Value
Commercial Services & Supplies-1.98%
Cintas Corp. No. 2, 4.00%, 05/01/2032	$30,000	$28,340
Republic Services, Inc., 1.75%, 02/15/2032	30,000	23,279
Waste Connections, Inc.
2.20%, 01/15/2032	20,000	16,069
3.20%, 06/01/2032	20,000	17,412
Waste Management, Inc., 4.15%, 04/15/2032	35,000	33,630
		118,730
Communications Equipment-0.33%
Motorola Solutions, Inc., 5.60%, 06/01/2032	20,000	19,837
Construction & Engineering-0.26%
Quanta Services, Inc., 2.35%, 01/15/2032	20,000	15,357
Containers & Packaging-0.83%
Avery Dennison Corp., 2.25%, 02/15/2032	20,000	15,349
Sonoco Products Co., 2.85%, 02/01/2032	20,000	16,328
WRKCo, Inc., 4.20%, 06/01/2032	20,000	17,956
		49,633
Distributors-0.27%
Genuine Parts Co., 2.75%, 02/01/2032	20,000	16,132
Diversified Financial Services-3.84%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.30%, 01/30/2032	200,000	158,756
National Rural Utilities Cooperative Finance Corp.
2.75%, 04/15/2032	20,000	16,640
4.02%, 11/01/2032	20,000	18,259
ORIX Corp. (Japan)
4.00%, 04/13/2032	20,000	17,797
5.20%, 09/13/2032	20,000	19,471
		230,923
Diversified Telecommunication Services-4.83%
AT&T, Inc., 2.25%, 02/01/2032	100,000	79,026
Bell Telephone Co. of Canada (The) (Canada), 2.15%, 02/15/2032	20,000	15,690
Deutsche Telekom International Finance B.V. (Netherlands), 9.25%, 06/01/2032	20,000	25,292
TELUS Corp. (Canada), 3.40%, 05/13/2032	30,000	25,832
Verizon Communications, Inc., 2.36%, 03/15/2032	180,000	144,616
		290,456
Electric Utilities-8.28%
AEP Texas, Inc., 4.70%, 05/15/2032	20,000	19,094
Alabama Power Co., 3.05%, 03/15/2032	30,000	26,060
Appalachian Power Co., Series BB, 4.50%, 08/01/2032	20,000	18,724
Duke Energy Carolinas LLC, 2.85%, 03/15/2032	20,000	17,100
Duke Energy Corp., 4.50%, 08/15/2032	40,000	37,852
Duke Energy Progress LLC, 3.40%, 04/01/2032	20,000	17,792
Entergy Louisiana LLC, 2.35%, 06/15/2032	20,000	16,025
Eversource Energy, 3.38%, 03/01/2032	20,000	17,475
Florida Power & Light Co., 2.45%, 02/03/2032	60,000	50,243
Georgia Power Co., 4.70%, 05/15/2032	30,000	29,009
NextEra Energy Capital Holdings, Inc.
2.44%, 01/15/2032	40,000	32,494
5.00%, 07/15/2032	40,000	39,841
Pacific Gas and Electric Co., 5.90%, 06/15/2032	20,000	19,475
Southern California Edison Co., 2.75%, 02/01/2032	20,000	16,725
Southern Co. (The), 5.70%, 10/15/2032	20,000	20,520
Southern Co. Gas Capital Corp., 5.15%, 09/15/2032	20,000	19,720
Union Electric Co., 2.15%, 03/15/2032	20,000	15,872
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Virginia Electric & Power Co., 2.40%, 03/30/2032	$20,000	$16,311
Wisconsin Electric Power Co., 4.75%, 09/30/2032	20,000	19,755
Wisconsin Power and Light Co., 3.95%, 09/01/2032	20,000	18,448
Xcel Energy, Inc., 4.60%, 06/01/2032	30,000	28,764
		497,299
Electrical Equipment-0.46%
Eaton Corp., 4.00%, 11/02/2032	30,000	27,731
Electronic Equipment, Instruments & Components-0.86%
Allegion US Holding Co., Inc., 5.41%, 07/01/2032	20,000	19,124
Arrow Electronics, Inc., 2.95%, 02/15/2032	20,000	15,882
Tyco Electronics Group S.A. (Switzerland), 2.50%, 02/04/2032	20,000	16,638
		51,644
Entertainment-1.00%
RELX Capital, Inc. (United Kingdom), 4.75%, 05/20/2032	20,000	19,531
Take-Two Interactive Software, Inc., 4.00%, 04/14/2032	20,000	17,817
TWDC Enterprises 18 Corp., 7.00%, 03/01/2032	20,000	22,828
		60,176
Equity REITs-8.37%
Alexandria Real Estate Equities, Inc., 2.00%, 05/18/2032	30,000	22,869
American Homes 4 Rent L.P., 3.63%, 04/15/2032	20,000	16,903
American Tower Corp., 4.05%, 03/15/2032	20,000	18,139
AvalonBay Communities, Inc., 2.05%, 01/15/2032	30,000	23,827
Boston Properties L.P., 2.55%, 04/01/2032	30,000	22,808
CubeSmart L.P., 2.50%, 02/15/2032	20,000	15,346
Equinix, Inc., 3.90%, 04/15/2032	40,000	35,569
Essex Portfolio L.P., 2.65%, 03/15/2032	20,000	15,876
Extra Space Storage L.P., 2.35%, 03/15/2032	20,000	15,172
GLP Capital L.P./GLP Financing II, Inc., 3.25%, 01/15/2032	30,000	23,714
Invitation Homes Operating Partnership L.P., 4.15%, 04/15/2032	20,000	17,489
Kimco Realty Corp., 3.20%, 04/01/2032	20,000	16,701
Prologis, L.P., 2.25%, 01/15/2032	20,000	15,981
Realty Income Corp.
5.63%, 10/13/2032	30,000	30,738
2.85%, 12/15/2032	30,000	24,576
Simon Property Group L.P.
2.25%, 01/15/2032	30,000	23,343
2.65%, 02/01/2032	30,000	24,010
Sun Communities Operating L.P., 4.20%, 04/15/2032	20,000	17,212
VICI Properties L.P., 5.13%, 05/15/2032	60,000	56,356
Welltower, Inc.
2.75%, 01/15/2032	20,000	15,834
3.85%, 06/15/2032	20,000	17,351
Weyerhaeuser Co., 7.38%, 03/15/2032	30,000	33,305
		503,119
Food & Staples Retailing-0.53%
Costco Wholesale Corp., 1.75%, 04/20/2032	40,000	32,131
Food Products-1.50%
Archer-Daniels-Midland Co., 2.90%, 03/01/2032	30,000	26,016
J. M. Smucker Co. (The), 2.13%, 03/15/2032	20,000	15,628
	Principal Amount	Value
Food Products-(continued)
Mondelez International, Inc.
3.00%, 03/17/2032	$30,000	$25,765
1.88%, 10/15/2032	30,000	22,899
		90,308
Gas Utilities-0.77%
CenterPoint Energy Resources Corp., 4.40%, 07/01/2032	30,000	28,954
Southwest Gas Corp., 4.05%, 03/15/2032	20,000	17,408
		46,362
Health Care Equipment & Supplies-1.12%
Baxter International, Inc., 2.54%, 02/01/2032	60,000	48,274
Becton, Dickinson and Co., 4.30%, 08/22/2032	20,000	18,992
		67,266
Health Care Providers & Services-1.66%
Elevance Health, Inc., 4.10%, 05/15/2032	20,000	18,793
Humana, Inc., 2.15%, 02/03/2032	30,000	23,592
UnitedHealth Group, Inc., 4.20%, 05/15/2032	60,000	57,645
		100,030
Hotels, Restaurants & Leisure-1.63%
Marriott International, Inc., Series GG, 3.50%, 10/15/2032	40,000	33,388
McDonald’s Corp., 4.60%, 09/09/2032	30,000	29,691
Starbucks Corp., 3.00%, 02/14/2032	40,000	34,618
		97,697
Household Products-1.05%
Clorox Co. (The), 4.60%, 05/01/2032	20,000	19,408
Colgate-Palmolive Co., 3.25%, 08/15/2032	20,000	18,252
Procter & Gamble Co. (The), 2.30%, 02/01/2032	30,000	25,550
		63,210
Industrial Conglomerates-2.07%
General Electric Co., 6.75%, 03/15/2032	110,000	124,670
Insurance-2.31%
Aon Corp./Aon Global Holdings PLC, 5.00%, 09/12/2032	20,000	19,762
Berkshire Hathaway Finance Corp., 2.88%, 03/15/2032	40,000	35,198
Brown & Brown, Inc., 4.20%, 03/17/2032	20,000	17,470
Manulife Financial Corp. (Canada), 3.70%, 03/16/2032	30,000	26,745
MetLife, Inc., 6.50%, 12/15/2032	20,000	22,065
Progressive Corp. (The), 3.00%, 03/15/2032	20,000	17,627
		138,867
Internet & Direct Marketing Retail-1.55%
Amazon.com, Inc., 3.60%, 04/13/2032	100,000	92,885
IT Services-3.55%
Fidelity National Information Services, Inc., 5.10%, 07/15/2032	30,000	29,255
Global Payments, Inc., 5.40%, 08/15/2032	30,000	28,719
International Business Machines Corp.
4.40%, 07/27/2032	100,000	95,806
5.88%, 11/29/2032	20,000	21,503
PayPal Holdings, Inc., 4.40%, 06/01/2032	40,000	37,982
		213,265
Life Sciences Tools & Services-0.43%
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	30,000	25,952

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Machinery-1.17%
Flowserve Corp., 2.80%, 01/15/2032	$20,000	$14,931
John Deere Capital Corp.
3.90%, 06/07/2032	20,000	18,883
4.35%, 09/15/2032	20,000	19,631
Stanley Black & Decker, Inc., 3.00%, 05/15/2032	20,000	17,103
		70,548
Media-0.98%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 2.30%, 02/01/2032	35,000	26,053
Paramount Global, 4.20%, 05/19/2032	40,000	33,109
		59,162
Metals & Mining-0.81%
Newmont Corp., 2.60%, 07/15/2032	40,000	31,833
Nucor Corp., 3.13%, 04/01/2032	20,000	17,038
		48,871
Multiline Retail-1.15%
Dollar General Corp., 5.00%, 11/01/2032	30,000	29,796
Target Corp., 4.50%, 09/15/2032	40,000	39,001
		68,797
Multi-Utilities-1.18%
Ameren Illinois Co., 3.85%, 09/01/2032	20,000	18,548
DTE Electric Co., Series A, 3.00%, 03/01/2032	20,000	17,343
Public Service Electric & Gas Co., 3.10%, 03/15/2032	20,000	17,643
San Diego Gas & Electric Co., 3.00%, 03/15/2032	20,000	17,208
		70,742
Oil, Gas & Consumable Fuels-6.50%
Boardwalk Pipelines L.P., 3.60%, 09/01/2032	20,000	16,684
BP Capital Markets America, Inc., 2.72%, 01/12/2032	80,000	67,593
Cenovus Energy, Inc. (Canada), 2.65%, 01/15/2032	20,000	16,111
Cheniere Energy Partners L.P., 3.25%, 01/31/2032	50,000	40,688
ConocoPhillips, 5.90%, 10/15/2032	20,000	21,701
Kinder Morgan, Inc., 7.75%, 01/15/2032	40,000	45,708
Marathon Oil Corp., 6.80%, 03/15/2032	20,000	20,940
MPLX L.P., 4.95%, 09/01/2032	40,000	37,766
Suncor Energy, Inc. (Canada), 7.15%, 02/01/2032	20,000	21,629
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.00%, 01/15/2032	35,000	30,060
Valero Energy Corp., 7.50%, 04/15/2032	30,000	33,931
Williams Cos., Inc. (The), 4.65%, 08/15/2032	40,000	37,792
		390,603
Personal Products-0.73%
Unilever Capital Corp. (United Kingdom), 5.90%, 11/15/2032	40,000	43,568
Pharmaceuticals-1.03%
Bristol-Myers Squibb Co., 2.95%, 03/15/2032	70,000	61,643
Road & Rail-2.11%
Canadian National Railway Co. (Canada), 3.85%, 08/05/2032	30,000	28,120
CSX Corp., 4.10%, 11/15/2032	40,000	37,903
Norfolk Southern Corp., 3.00%, 03/15/2032	20,000	17,326
Union Pacific Corp., 2.80%, 02/14/2032	50,000	43,212
		126,561
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-4.45%
Advanced Micro Devices, Inc., 3.92%, 06/01/2032	$20,000	$18,830
Broadcom, Inc., 4.30%, 11/15/2032	70,000	61,941
Intel Corp.
4.15%, 08/05/2032	40,000	37,665
4.00%, 12/15/2032	30,000	27,962
KLA Corp., 4.65%, 07/15/2032	40,000	39,502
Micron Technology, Inc., 2.70%, 04/15/2032	40,000	30,899
QUALCOMM, Inc.
1.65%, 05/20/2032	40,000	31,033
4.25%, 05/20/2032	20,000	19,363
		267,195
Software-1.79%
Oracle Corp., 6.25%, 11/09/2032	60,000	63,011
Workday, Inc., 3.80%, 04/01/2032	50,000	44,367
		107,378
Specialty Retail-4.42%
AutoNation, Inc., 3.85%, 03/01/2032	30,000	24,680
AutoZone, Inc., 4.75%, 08/01/2032	30,000	29,340
Dick’s Sporting Goods, Inc., 3.15%, 01/15/2032	30,000	23,815
Home Depot, Inc. (The)
3.25%, 04/15/2032	50,000	44,946
4.50%, 09/15/2032	50,000	49,502
Lowe’s Cos., Inc., 3.75%, 04/01/2032	60,000	54,442
O’Reilly Automotive, Inc., 4.70%, 06/15/2032	40,000	38,955
		265,680
Technology Hardware, Storage & Peripherals-1.52%
Apple, Inc., 3.35%, 08/08/2032	50,000	45,904
HP, Inc., 4.20%, 04/15/2032	35,000	30,541
Western Digital Corp., 3.10%, 02/01/2032	20,000	14,818
		91,263
Textiles, Apparel & Luxury Goods-0.26%
Tapestry, Inc., 3.05%, 03/15/2032	20,000	15,435
Tobacco-1.33%
Altria Group, Inc., 2.45%, 02/04/2032	70,000	52,964
B.A.T Capital Corp. (United Kingdom), 4.74%, 03/16/2032	30,000	27,121
		80,085
Trading Companies & Distributors-0.39%
Air Lease Corp., 2.88%, 01/15/2032	30,000	23,652
Water Utilities-0.48%
American Water Capital Corp., 4.45%, 06/01/2032	30,000	28,868
Wireless Telecommunication Services-2.14%
Sprint Capital Corp., 8.75%, 03/15/2032	80,000	95,758
T-Mobile USA, Inc., 2.70%, 03/15/2032	40,000	32,731
		128,489
Total U.S. Dollar Denominated Bonds & Notes (Cost $5,858,246)		5,919,227

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2032 Corporate Bond ETF (BSCW)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Money Market Funds-1.46%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(b)(c) (Cost $87,634)	87,634	$87,634
TOTAL INVESTMENTS IN SECURITIES-99.97% (Cost $5,945,880)		6,006,861
OTHER ASSETS LESS LIABILITIES-0.03%		1,538
NET ASSETS-100.00%		$6,008,399

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$350,641	$(263,007)	$-	$-	$87,634	$803

(c)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)
November 30, 2022
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-87.04%
U.S. Treasury Bills-87.04%(a)
2.77%–3.47%, 12/15/2022	$244,000,000	$243,701,456
3.60%–3.64%, 12/13/2022	160,000,000	159,811,367
Total U.S. Treasury Securities (Cost $403,499,051)		403,512,823
	Shares
Money Market Funds-9.53%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(b)(c) (Cost $44,201,671)	44,201,671	44,201,671
TOTAL INVESTMENTS IN SECURITIES-96.57% (Cost $447,700,722)		447,714,494
OTHER ASSETS LESS LIABILITIES-3.43%		15,909,054
NET ASSETS-100.00%		$463,623,548

Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$51,784,046	$552,888,839	$(560,471,214)	$-	$-	$44,201,671	$238,009

(c)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)
November 30, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-96.06%
Aerospace & Defense-2.96%
TransDigm, Inc., 8.00%, 12/15/2025(b)	$14,050,000	$14,352,075
Triumph Group, Inc., 8.88%, 06/01/2024(b)	6,948,000	7,115,759
		21,467,834
Auto Components-2.01%
American Axle & Manufacturing, Inc., 6.88%, 07/01/2028(c)	4,579,000	4,417,064
Goodyear Tire & Rubber Co. (The), 9.50%, 05/31/2025(c)	9,770,000	10,155,793
		14,572,857
Automobiles-6.14%
Ford Motor Credit Co. LLC
3.09%, 01/09/2023	4,200,000	4,178,726
4.14%, 02/15/2023	5,520,000	5,505,605
3.10%, 05/04/2023	5,272,000	5,208,623
4.38%, 08/06/2023	7,273,000	7,209,034
3.37%, 11/17/2023(c)	12,770,000	12,388,052
Jaguar Land Rover Automotive PLC (United Kingdom), 5.63%, 02/01/2023(b)(c)	6,583,000	6,527,053
Winnebago Industries, Inc., 6.25%, 07/15/2028(b)(c)	3,835,000	3,542,850
		44,559,943
Building Products-1.03%
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/2029(b)(c)	8,100,000	7,486,425
Capital Markets-1.56%
DKT Finance ApS (Denmark), 9.38%, 06/17/2023(b)	5,250,000	5,072,923
FS Energy and Power Fund, 7.50%, 08/15/2023(b)	6,240,000	6,264,679
		11,337,602
Chemicals-1.53%
Chemours Co. (The), 5.75%, 11/15/2028(b)(c)	9,180,000	8,073,810
Innophos Holdings, Inc., 9.38%, 02/15/2028(b)	3,095,000	3,053,991
		11,127,801
Commercial Services & Supplies-2.36%
ADT Security Corp. (The), 4.13%, 06/15/2023	8,943,000	8,864,167
CoreCivic, Inc., 4.63%, 05/01/2023	1,950,000	1,944,169
Interface, Inc., 5.50%, 12/01/2028(b)	3,376,000	2,732,915
RR Donnelley & Sons Co.
6.13%, 11/01/2026(b)	2,280,000	2,086,200
8.25%, 07/01/2027	1,780,000	1,528,696
		17,156,147
Construction & Engineering-0.38%
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/2028(b)	3,010,000	2,779,028
Consumer Finance-4.69%
Navient Corp.
5.50%, 01/25/2023	12,210,000	12,189,850
7.25%, 09/25/2023	3,827,000	3,831,719
	Principal Amount	Value
Consumer Finance-(continued)
OneMain Finance Corp.
5.63%, 03/15/2023	$10,677,000	$10,662,973
8.25%, 10/01/2023	3,430,000	3,433,945
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/2023(b)	4,252,000	3,907,080
		34,025,567
Containers & Packaging-3.15%
Ball Corp., 4.00%, 11/15/2023	12,761,000	12,508,332
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023(b)(c)	3,195,000	3,180,617
6.63%, 05/13/2027(b)	7,444,000	7,171,977
		22,860,926
Diversified Telecommunication Services-4.65%
Altice France S.A. (France), 8.13%, 02/01/2027(b)(c)	21,475,000	20,477,164
Frontier Communications Holdings LLC, 5.88%, 10/15/2027(b)(c)	14,050,000	13,277,250
		33,754,414
Electric Utilities-0.69%
InterGen N.V. (Netherlands), 7.00%, 06/30/2023(b)	5,130,000	5,033,239
Electrical Equipment-2.78%
EnerSys, 5.00%, 04/30/2023(b)	3,830,000	3,815,484
WESCO Distribution, Inc., 7.25%, 06/15/2028(b)(c)	16,220,000	16,363,437
		20,178,921
Energy Equipment & Services-1.93%
Harvest Midstream I L.P., 7.50%, 09/01/2028(b)	9,117,000	8,742,337
TechnipFMC PLC (United Kingdom), 6.50%, 02/01/2026(b)(c)	2,516,000	2,418,769
Tervita Corp. (Canada), 11.00%, 12/01/2025(b)	2,600,000	2,838,056
		13,999,162
Entertainment-2.04%
Live Nation Entertainment, Inc., 6.50%, 05/15/2027(b)	14,722,000	14,773,821
Equity REITs-6.47%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)	13,419,000	12,940,344
Service Properties Trust, 4.50%, 06/15/2023	6,390,000	6,342,075
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 02/15/2025(b)	27,570,000	27,731,288
		47,013,707
Food & Staples Retailing-3.01%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.50%, 02/15/2023(b)	9,577,000	9,541,278
Performance Food Group, Inc., 6.88%, 05/01/2025(b)	3,400,000	3,405,899
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/2028(b)	3,550,000	3,344,303
United Natural Foods, Inc., 6.75%, 10/15/2028(b)	5,691,000	5,527,213
		21,818,693
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Health Care Equipment & Supplies-0.40%
Varex Imaging Corp., 7.88%, 10/15/2027(b)	$2,958,000	$2,917,998
Health Care Providers & Services-7.21%
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028(b)	5,185,000	4,879,970
Community Health Systems, Inc., 5.63%, 03/15/2027(b)(c)	23,210,000	19,743,471
Tenet Healthcare Corp., 6.13%, 10/01/2028(b)(c)	31,431,000	27,747,287
		52,370,728
Hotels, Restaurants & Leisure-13.37%
Academy Ltd., 6.00%, 11/15/2027(b)(c)	4,880,000	4,627,815
Brinker International, Inc., 3.88%, 05/15/2023	3,834,000	3,802,715
Caesars Entertainment, Inc., 8.13%, 07/01/2027(b)(c)	19,686,000	19,790,336
Carnival Corp., 10.50%, 02/01/2026(b)(c)	9,473,000	9,601,359
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 6.50%, 10/01/2028(c)	3,428,000	3,276,619
Hilton Domestic Operating Co., Inc., 5.75%, 05/01/2028(b)(c)	6,363,000	6,244,585
MGM Resorts International, 6.00%, 03/15/2023	15,969,000	15,963,395
Scientific Games International, Inc.
8.63%, 07/01/2025(b)	6,715,000	6,934,144
7.00%, 05/15/2028(b)	8,611,000	8,544,781
SeaWorld Parks & Entertainment, Inc., 8.75%, 05/01/2025(b)	2,766,000	2,831,723
Travel + Leisure Co., 3.90%, 03/01/2023	5,106,000	5,061,356
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/2023(b)(c)	6,385,000	6,330,919
Yum! Brands, Inc., 3.88%, 11/01/2023	4,152,000	4,066,946
		97,076,693
Interactive Media & Services-0.54%
Cars.com, Inc., 6.38%, 11/01/2028(b)(c)	4,489,000	3,901,423
Internet & Direct Marketing Retail-0.37%
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 10.75%, 06/01/2028(b)	2,835,000	2,659,837
IT Services-0.58%
Unisys Corp., 6.88%, 11/01/2027(b)	5,900,000	4,241,864
Leisure Products-0.49%
Mattel, Inc., 3.15%, 03/15/2023	3,541,000	3,522,720
Machinery-0.53%
TK Elevator Holdco GmbH (Germany), 7.63%, 07/15/2028(b)	4,637,000	3,856,060
Media-5.87%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.00%, 03/01/2023(b)	6,387,000	6,354,354
DISH DBS Corp., 5.00%, 03/15/2023	19,160,000	19,040,250
Quebecor Media, Inc. (Canada), 5.75%, 01/15/2023	10,380,000	10,382,699
TEGNA, Inc., 4.75%, 03/15/2026(b)	7,025,000	6,871,032
		42,648,335
Metals & Mining-2.31%
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/2029(b)	8,220,000	7,906,098
	Principal Amount	Value
Metals & Mining-(continued)
Commercial Metals Co., 4.88%, 05/15/2023(c)	$4,520,000	$4,512,565
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)(c)	4,921,000	4,369,503
		16,788,166
Mortgage REITs-0.57%
Starwood Property Trust, Inc., 5.50%, 11/01/2023(b)	4,140,000	4,132,900
Oil, Gas & Consumable Fuels-8.56%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	9,156,000	9,122,085
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 7.88%, 05/15/2026(b)	6,975,000	7,129,538
Buckeye Partners L.P., 4.15%, 07/01/2023	6,567,000	6,476,704
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.25%, 07/15/2024(b)	2,472,000	2,546,136
Chesapeake Energy Corp., 5.50%, 02/01/2026(b)	6,129,000	5,918,572
MEG Energy Corp. (Canada), 7.13%, 02/01/2027(b)(c)	8,725,000	8,877,687
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 11/01/2023	5,037,000	4,842,269
PBF Logistics L.P./PBF Logistics Finance Corp., 6.88%, 05/15/2023	6,709,000	6,718,091
Range Resources Corp., 5.00%, 03/15/2023	6,736,000	6,709,797
Southwestern Energy Co., 8.38%, 09/15/2028	3,701,000	3,849,825
		62,190,704
Pharmaceuticals-1.15%
AdaptHealth LLC, 6.13%, 08/01/2028(b)	4,030,000	3,698,903
Elanco Animal Health, Inc., 5.77%, 08/28/2023	4,653,000	4,652,220
		8,351,123
Real Estate Management & Development-1.09%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/2028(b)(c)	8,302,000	7,939,166
Road & Rail-1.78%
Uber Technologies, Inc., 6.25%, 01/15/2028(b)(c)	6,108,000	5,901,733
Watco Cos. LLC/Watco Finance Corp., 6.50%, 06/15/2027(b)	7,350,000	7,031,643
		12,933,376
Specialty Retail-1.09%
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/2025	8,280,000	7,935,386
Technology Hardware, Storage & Peripherals-2.09%
Seagate HDD Cayman, 4.75%, 06/01/2023	6,900,000	6,826,534
Xerox Corp., 4.63%, 03/15/2023	8,412,000	8,346,878
		15,173,412
Trading Companies & Distributors-0.68%
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/2027(b)	4,895,000	4,946,471
Total U.S. Dollar Denominated Bonds & Notes (Cost $724,366,932)		697,532,449

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Money Market Funds-3.03%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(d)(e) (Cost $22,012,717)	22,012,717	$22,012,717
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.09% (Cost $746,379,649)		719,545,166
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.18%
Invesco Private Government Fund, 3.83%(d)(e)(f)	20,153,838	20,153,838
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.15%(d)(e)(f)	53,726,043	$53,736,787
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $73,880,635)		73,890,625
TOTAL INVESTMENTS IN SECURITIES-109.27% (Cost $820,260,284)		793,435,791
OTHER ASSETS LESS LIABILITIES-(9.27)%		(67,293,421)
NET ASSETS-100.00%		$726,142,370

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $461,176,657, which represented 63.51% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,403,300	$90,872,042	$(75,262,625)	$-	$-	$22,012,717	$142,516
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,718,749	44,202,649	(44,767,560)	-	-	20,153,838	186,256*
Invesco Private Prime Fund	57,593,313	99,746,019	(103,612,944)	5,789	4,610	53,736,787	503,018*
Total	$84,715,362	$234,820,710	$(223,643,129)	$5,789	$4,610	$95,903,342	$831,790

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)
November 30, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-96.80%
Aerospace & Defense-1.10%
Bombardier, Inc. (Canada), 7.50%, 12/01/2024(b)	$5,490,000	$5,524,724
Airlines-0.64%
United Airlines Holdings, Inc., 5.00%, 02/01/2024(c)	3,244,000	3,184,456
Auto Components-0.91%
FXI Holdings, Inc., 7.88%, 11/01/2024(b)(c)	5,450,000	4,536,035
Automobiles-6.60%
Allison Transmission, Inc., 5.88%, 06/01/2029(b)(c)	5,431,000	5,140,267
Cooper-Standard Automotive, Inc., 13.00%, 06/01/2024(b)	2,702,000	2,842,780
Ford Motor Credit Co. LLC
3.81%, 01/09/2024(c)	6,500,000	6,353,685
3.66%, 09/08/2024	6,375,000	6,128,192
4.06%, 11/01/2024(c)	13,000,000	12,565,415
		33,030,339
Banks-4.93%
Freedom Mortgage Corp., 8.13%, 11/15/2024(b)	4,160,000	3,831,131
Intesa Sanpaolo S.p.A. (Italy), 5.02%, 06/26/2024(b)(c)	21,610,000	20,817,587
		24,648,718
Chemicals-2.83%
Cornerstone Chemical Co., 6.75%, 08/15/2024(b)(c)	4,670,000	3,827,426
Olin Corp., 5.63%, 08/01/2029(c)	7,241,000	6,775,529
Rayonier A.M. Products, Inc., 5.50%, 06/01/2024(b)(c)	3,610,000	3,555,850
		14,158,805
Commercial Services & Supplies-1.07%
Clean Harbors, Inc., 5.13%, 07/15/2029(b)	3,200,000	2,938,368
Pitney Bowes, Inc., 4.63%, 03/15/2024(c)	2,550,000	2,429,260
		5,367,628
Construction & Engineering-0.57%
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	3,520,000	2,836,190
Consumer Finance-5.35%
Credit Acceptance Corp., 5.13%, 12/31/2024(b)	4,340,000	4,103,946
Enova International, Inc., 8.50%, 09/01/2024(b)	2,700,000	2,589,276
goeasy Ltd. (Canada), 5.38%, 12/01/2024(b)	5,940,000	5,638,604
Navient Corp.
6.13%, 03/25/2024(c)	9,170,000	9,144,966
5.88%, 10/25/2024	5,410,000	5,262,593
		26,739,385
Containers & Packaging-4.69%
Graphic Packaging International LLC, 4.13%, 08/15/2024	3,240,000	3,154,918
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/2024(b)	15,990,000	15,731,362
Sealed Air Corp., 5.13%, 12/01/2024(b)	4,590,000	4,581,141
		23,467,421
	Principal Amount	Value
Diversified Consumer Services-3.74%
Cengage Learning, Inc., 9.50%, 06/15/2024(b)(c)	$6,180,000	$5,890,436
Grand Canyon University, 4.13%, 10/01/2024(c)	5,400,000	5,108,238
Service Corp. International, 5.13%, 06/01/2029(c)	8,104,000	7,686,644
		18,685,318
Diversified Financial Services-0.73%
Stena International S.A. (Sweden), 5.75%, 03/01/2024(b)	3,830,000	3,630,610
Electric Utilities-1.46%
NextEra Energy Operating Partners L.P., 4.25%, 07/15/2024(b)	7,560,000	7,296,047
Electrical Equipment-0.85%
Sensata Technologies B.V., 5.63%, 11/01/2024(b)	4,270,000	4,265,388
Energy Equipment & Services-1.46%
Colgate Energy Partners III LLC, 7.75%, 02/15/2026(b)	3,200,000	3,176,054
Oceaneering International, Inc., 4.65%, 11/15/2024	4,320,000	4,133,182
		7,309,236
Entertainment-1.22%
Live Nation Entertainment, Inc., 4.88%, 11/01/2024(b)	6,208,000	6,118,574
Food Products-2.44%
Post Holdings, Inc., 5.50%, 12/15/2029(b)(c)	13,269,000	12,207,480
Gas Utilities-1.44%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.63%, 05/20/2024	7,284,000	7,193,351
Health Care Providers & Services-3.35%
Owens & Minor, Inc., 4.38%, 12/15/2024	2,655,000	2,542,666
Tenet Healthcare Corp.
4.63%, 07/15/2024(c)	8,224,000	8,055,905
4.63%, 09/01/2024(b)	6,360,000	6,181,513
		16,780,084
Hotels, Restaurants & Leisure-8.21%
Carnival Corp.
7.63%, 03/01/2026(b)(c)	15,620,000	13,190,387
9.88%, 08/01/2027(b)(c)	9,709,000	9,358,748
Scientific Games International, Inc., 7.25%, 11/15/2029(b)(c)	5,442,000	5,337,990
Six Flags Entertainment Corp., 4.88%, 07/31/2024(b)(c)	10,300,000	9,912,868
Travel + Leisure Co., 5.65%, 04/01/2024	3,300,000	3,268,204
		41,068,197
Household Durables-1.72%
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, 03/01/2024(b)	3,735,000	3,687,381
Tri Pointe Group, Inc./Tri Pointe Homes, Inc., 5.88%, 06/15/2024	4,900,000	4,917,909
		8,605,290
Industrial Conglomerates-2.28%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.75%, 09/15/2024	11,880,000	11,425,258
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Internet & Direct Marketing Retail-1.24%
QVC, Inc., 4.85%, 04/01/2024(c)	$6,500,000	$6,196,255
Machinery-1.01%
JPW Industries Holding Corp., 9.00%, 10/01/2024(b)	2,278,000	1,963,875
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/2024(b)	3,220,000	3,100,766
		5,064,641
Marine-0.79%
Stena AB (Sweden), 7.00%, 02/01/2024(b)	4,190,000	3,969,349
Media-10.24%
AMC Networks, Inc., 5.00%, 04/01/2024	4,345,000	4,153,602
CSC Holdings LLC, 5.25%, 06/01/2024(c)	8,080,000	7,766,913
DISH DBS Corp., 5.88%, 11/15/2024(c)	21,605,000	20,310,645
Sirius XM Radio, Inc., 5.50%, 07/01/2029(b)(c)	13,510,000	12,594,427
Videotron Ltd. (Canada), 5.38%, 06/15/2024(b)(c)	6,480,000	6,422,328
		51,247,915
Metals & Mining-1.93%
Celtic Resources Holdings DAC (United Kingdom), 4.13%, 10/09/2024(b)(d)	1,200,000	0
Century Aluminum Co., 7.50%, 04/01/2028(b)(c)	2,450,000	2,107,380
Compass Minerals International, Inc., 4.88%, 07/15/2024(b)	2,698,000	2,579,261
United States Steel Corp., 6.88%, 03/01/2029(c)	5,170,000	4,960,083
		9,646,724
Mortgage REITs-0.82%
Starwood Property Trust, Inc., 3.75%, 12/31/2024(b)	4,320,000	4,087,001
Oil, Gas & Consumable Fuels-15.11%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 06/15/2029(b)	8,109,000	7,489,959
Chesapeake Energy Corp.
5.88%, 02/01/2029(b)	5,440,000	5,231,485
6.75%, 04/15/2029(b)	10,241,000	10,164,192
Comstock Resources, Inc., 6.75%, 03/01/2029(b)(c)	13,170,000	12,651,019
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 8.00%, 04/01/2029(b)	4,900,000	4,945,693
CrownRock L.P./CrownRock Finance, Inc., 5.00%, 05/01/2029(b)	4,070,000	3,754,168
EQM Midstream Partners L.P., 4.00%, 08/01/2024	3,240,000	3,099,449
Genesis Energy L.P./Genesis Energy Finance Corp., 5.63%, 06/15/2024	3,700,000	3,585,708
Murphy Oil Corp., 6.38%, 07/15/2028(c)	4,920,000	4,828,922
Northern Oil and Gas, Inc., 8.13%, 03/01/2028(b)(c)	7,870,000	7,703,313
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Occidental Petroleum Corp., 6.95%, 07/01/2024(c)	$3,224,000	$3,272,392
PDC Energy, Inc., 6.13%, 09/15/2024	2,157,000	2,146,118
Range Resources Corp., 8.25%, 01/15/2029(c)	6,497,000	6,730,567
		75,602,985
Pharmaceuticals-1.46%
Perrigo Finance Unlimited Co., 3.90%, 12/15/2024	7,680,000	7,308,672
Software-1.05%
NCR Corp., 6.13%, 09/01/2029(b)(c)	5,410,000	5,257,249
Specialty Retail-2.60%
AAG FH L.P./AAG FH Finco, Inc. (Canada), 9.75%, 07/15/2024(b)	2,700,000	2,671,367
Bath & Body Works, Inc., 7.50%, 06/15/2029(c)	5,381,000	5,405,214
Murphy Oil USA, Inc., 4.75%, 09/15/2029	5,439,000	4,945,628
		13,022,209
Technology Hardware, Storage & Peripherals-1.06%
Seagate HDD Cayman, 4.88%, 03/01/2024(c)	5,400,000	5,297,967
Textiles, Apparel & Luxury Goods-1.90%
Hanesbrands, Inc., 4.63%, 05/15/2024(b)(c)	9,800,000	9,505,167
Total U.S. Dollar Denominated Bonds & Notes (Cost $507,057,486)		484,284,668
	Shares
Money Market Funds-2.49%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(e)(f) (Cost $12,488,718)	12,488,718	12,488,718
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.29% (Cost $519,546,204)		496,773,386
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.53%
Invesco Private Government Fund, 3.83%(e)(f)(g)	25,962,922	25,962,922
Invesco Private Prime Fund, 4.15%(e)(f)(g)	66,732,218	66,745,562
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $92,696,756)		92,708,484
TOTAL INVESTMENTS IN SECURITIES-117.82% (Cost $612,242,960)		589,481,870
OTHER ASSETS LESS LIABILITIES-(17.82)%		(89,169,548)
NET ASSETS-100.00%		$500,312,322

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)—(continued)
November 30, 2022
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $284,946,162, which represented 56.95% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,622,921	$54,188,526	$(53,322,729)	$-	$-	$12,488,718	$93,858
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,101,238	36,141,770	(28,280,086)	-	-	25,962,922	179,364*
Invesco Private Prime Fund	46,546,042	73,548,515	(53,357,576)	7,719	862	66,745,562	485,858*
Total	$76,270,201	$163,878,811	$(134,960,391)	$7,719	$862	$105,197,202	$759,080

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)
November 30, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-96.83%
Aerospace & Defense-2.95%
Bombardier, Inc. (Canada), 7.50%, 03/15/2025(b)(c)	$5,291,000	$5,306,952
Spirit AeroSystems, Inc.
5.50%, 01/15/2025(b)(c)	287,000	283,895
7.50%, 04/15/2025(b)	4,969,000	4,923,484
Triumph Group, Inc., 7.75%, 08/15/2025	2,102,000	1,805,271
		12,319,602
Air Freight & Logistics-0.33%
Western Global Airlines LLC, 10.38%, 08/15/2025(b)(c)	1,627,000	1,357,398
Airlines-3.12%
American Airlines Group, Inc., 3.75%, 03/01/2025(b)(c)	2,030,000	1,779,459
American Airlines, Inc., 11.75%, 07/15/2025(b)	10,250,000	11,266,533
		13,045,992
Auto Components-0.82%
Clarios Global L.P., 6.75%, 05/15/2025(b)	1,830,000	1,831,313
Dana Financing Luxembourg S.a.r.l., 5.75%, 04/15/2025(b)	1,620,000	1,589,639
		3,420,952
Automobiles-4.97%
Ford Motor Credit Co. LLC
2.30%, 02/10/2025(c)	3,795,000	3,486,125
4.69%, 06/09/2025	1,840,000	1,772,457
5.13%, 06/16/2025	5,510,000	5,341,545
4.13%, 08/04/2025	4,290,000	4,064,174
3.38%, 11/13/2025	6,570,000	6,069,038
		20,733,339
Banks-0.47%
Freedom Mortgage Corp., 8.25%, 04/15/2025(b)	2,189,000	1,955,302
Capital Markets-0.34%
StoneX Group, Inc., 8.63%, 06/15/2025(b)	1,410,000	1,429,705
Chemicals-2.29%
Adams Homes, Inc., 7.50%, 02/15/2025(b)	914,000	763,475
Avient Corp., 5.75%, 05/15/2025(b)	2,708,000	2,643,159
Koppers, Inc., 6.00%, 02/15/2025(b)	2,031,000	1,894,669
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/2025(b)	2,216,000	1,986,815
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.38%, 09/01/2025(b)	2,028,000	1,628,241
Venator Finance S.a.r.l./Venator Materials LLC, 9.50%, 07/01/2025(b)	860,000	634,250
		9,550,609
Commercial Services & Supplies-3.38%
Brink’s Co. (The), 5.50%, 07/15/2025(b)	1,622,000	1,590,247
GFL Environmental, Inc. (Canada)
4.25%, 06/01/2025(b)	2,032,000	1,945,904
3.75%, 08/01/2025(b)	3,044,000	2,853,659
Intrado Corp., 8.50%, 10/15/2025(b)	2,788,000	2,415,268
KAR Auction Services, Inc., 5.13%, 06/01/2025(b)	2,210,000	2,161,156
	Principal Amount	Value
Commercial Services & Supplies-(continued)
Matthews International Corp., 5.25%, 12/01/2025(b)	$1,223,000	$1,138,154
Ritchie Bros. Auctioneers, Inc. (Canada), 5.38%, 01/15/2025(b)	2,032,000	2,003,705
		14,108,093
Communications Equipment-1.81%
CommScope Technologies LLC, 6.00%, 06/15/2025(b)(c)	5,337,000	4,910,545
Viasat, Inc., 5.63%, 09/15/2025(b)(c)	2,843,000	2,648,724
		7,559,269
Construction & Engineering-1.22%
Artera Services LLC, 9.03%, 12/04/2025(b)	4,010,000	3,342,636
Tutor Perini Corp., 6.88%, 05/01/2025(b)(c)	2,000,000	1,742,945
		5,085,581
Construction Materials-0.72%
Werner FinCo L.P./Werner FinCo, Inc., 8.75%, 07/15/2025(b)	1,076,000	870,280
Williams Scotsman International, Inc., 6.13%, 06/15/2025(b)	2,143,000	2,125,127
		2,995,407
Consumer Finance-2.52%
Finance of America Funding LLC, 7.88%, 11/15/2025(b)	839,000	510,263
Navient Corp., 6.75%, 06/25/2025	2,012,000	1,936,409
OneMain Finance Corp., 6.88%, 03/15/2025(c)	5,171,000	5,028,797
PRA Group, Inc., 7.38%, 09/01/2025(b)	1,220,000	1,188,965
SLM Corp., 4.20%, 10/29/2025(c)	2,032,000	1,861,612
		10,526,046
Containers & Packaging-4.29%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 04/30/2025(b)(c)	2,990,000	2,890,807
Ball Corp., 5.25%, 07/01/2025	4,064,000	4,055,872
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/2025(b)	5,510,000	5,022,310
Owens-Brockway Glass Container, Inc.
5.38%, 01/15/2025(b)	1,217,000	1,158,468
6.38%, 08/15/2025(b)	1,214,000	1,162,439
Pactiv LLC, 7.95%, 12/15/2025	1,127,000	1,065,851
Sealed Air Corp., 5.50%, 09/15/2025(b)	1,630,000	1,619,560
Trident TPI Holdings, Inc., 6.63%, 11/01/2025(b)	1,102,000	949,710
		17,925,017
Diversified Financial Services-1.07%
Stena International S.A. (Sweden), 6.13%, 02/01/2025(b)	1,509,000	1,405,735
United Wholesale Mortgage LLC, 5.50%, 11/15/2025(b)	3,320,000	3,081,176
		4,486,911
Electric Utilities-0.38%
DPL, Inc., 4.13%, 07/01/2025(c)	1,680,000	1,584,573
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Electrical Equipment-2.19%
Sensata Technologies B.V., 5.00%, 10/01/2025(b)	$2,917,000	$2,876,001
WESCO Distribution, Inc., 7.13%, 06/15/2025(b)	6,188,000	6,273,178
		9,149,179
Electronic Equipment, Instruments & Components-0.67%
Likewize Corp., 9.75%, 10/15/2025(b)	1,705,000	1,562,547
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/2025(b)	1,264,000	1,251,095
		2,813,642
Energy Equipment & Services-0.55%
CSI Compressco L.P./CSI Compressco Finance, Inc., 7.50%, 04/01/2025(b)	1,349,000	1,240,996
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 6.75%, 05/15/2025	1,064,000	1,039,975
		2,280,971
Entertainment-0.62%
Banijay Entertainment S.A.S.U. (France), 5.38%, 03/01/2025(b)	1,600,000	1,519,440
Cinemark USA, Inc., 8.75%, 05/01/2025(b)	1,051,000	1,071,460
		2,590,900
Equity REITs-2.08%
Diversified Healthcare Trust, 9.75%, 06/15/2025	2,029,000	1,957,998
iStar, Inc., 4.25%, 08/01/2025(c)	2,129,000	2,079,550
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.50%, 06/01/2025(b)	2,643,000	2,666,523
XHR L.P., 6.38%, 08/15/2025(b)	2,030,000	1,978,119
		8,682,190
Food & Staples Retailing-0.97%
US Foods, Inc., 6.25%, 04/15/2025(b)	4,064,000	4,069,182
Food Products-1.27%
B&G Foods, Inc., 5.25%, 04/01/2025	3,653,000	3,228,540
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/2025(b)	2,136,000	2,090,567
		5,319,107
Gas Utilities-0.66%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.50%, 05/20/2025	2,847,000	2,765,291
Health Care Providers & Services-3.82%
Akumin, Inc., 7.00%, 11/01/2025(b)	1,929,000	1,488,320
Encompass Health Corp., 5.75%, 09/15/2025	1,429,000	1,416,095
Global Medical Response, Inc., 6.50%, 10/01/2025(b)	2,432,000	1,834,446
Legacy LifePoint Health LLC, 6.75%, 04/15/2025(b)	2,415,000	2,220,772
Prime Healthcare Services, Inc., 7.25%, 11/01/2025(b)	3,618,000	3,096,176
RP Escrow Issuer LLC, 5.25%, 12/15/2025(b)	3,310,000	2,776,097
Surgery Center Holdings, Inc., 6.75%, 07/01/2025(b)	1,517,000	1,488,190
Team Health Holdings, Inc., 6.38%, 02/01/2025(b)	2,760,000	1,612,323
		15,932,419
	Principal Amount	Value
Hotels, Restaurants & Leisure-18.08%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.75%, 04/15/2025(b)	$2,032,000	$2,026,757
Aramark Services, Inc.
5.00%, 04/01/2025(b)	2,415,000	2,350,057
6.38%, 05/01/2025(b)(c)	6,097,000	6,059,961
Caesars Entertainment, Inc., 6.25%, 07/01/2025(b)	14,011,000	13,859,431
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/2025(b)	4,059,000	4,016,015
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.50%, 05/01/2025(b)	4,065,000	4,057,541
Constellation Merger Sub, Inc., 8.50%, 09/15/2025(b)	1,721,000	1,526,315
Dave & Buster’s, Inc., 7.63%, 11/01/2025(b)	1,848,000	1,859,862
Hilton Domestic Operating Co., Inc., 5.38%, 05/01/2025(b)	2,031,000	2,023,099
International Game Technology PLC, 6.50%, 02/15/2025(b)(c)	4,260,000	4,286,785
IRB Holding Corp., 7.00%, 06/15/2025(b)	3,042,000	3,062,899
Marriott Ownership Resorts, Inc., 6.13%, 09/15/2025(b)	1,020,000	1,008,624
MGM Resorts International
6.75%, 05/01/2025(c)	3,050,000	3,039,616
5.75%, 06/15/2025(c)	2,742,000	2,679,660
Sabre GLBL, Inc.
9.25%, 04/15/2025(b)	3,144,000	3,140,966
7.38%, 09/01/2025(b)	3,481,000	3,320,683
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025(b)(c)	1,495,000	1,499,180
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/2025(b)	1,340,000	1,205,804
Sugarhouse HSP Gaming Prop Mezz L.P./Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/2025(b)	1,185,000	1,116,492
Travel + Leisure Co., 6.60%, 10/01/2025	1,423,000	1,399,784
Vail Resorts, Inc., 6.25%, 05/15/2025(b)	2,416,000	2,411,976
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/2025(b)	7,409,000	7,138,090
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, 04/15/2025(b)	2,415,000	2,423,597
		75,513,194
Household Durables-1.50%
American Greetings Corp., 8.75%, 04/15/2025(b)	1,147,000	1,112,951
Beazer Homes USA, Inc., 6.75%, 03/15/2025	910,000	875,722
Empire Communities Corp. (Canada), 7.00%, 12/15/2025(b)	1,930,000	1,699,477
Meritage Homes Corp., 6.00%, 06/01/2025	1,646,000	1,631,987
New Home Co., Inc. (The), 7.25%, 10/15/2025(b)	1,154,000	931,855
		6,251,992
Household Products-0.36%
Spectrum Brands, Inc., 5.75%, 07/15/2025(c)	1,826,000	1,513,682

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Industrial Conglomerates-1.28%
Brand Industrial Services, Inc., 8.50%, 07/15/2025(b)	$2,975,000	$2,363,295
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.38%, 12/15/2025	3,039,000	2,986,745
		5,350,040
Insurance-1.91%
Acrisure LLC/Acrisure Finance, Inc., 7.00%, 11/15/2025(b)	3,758,000	3,514,857
AssuredPartners, Inc., 7.00%, 08/15/2025(b)	2,005,000	1,927,081
USI, Inc., 6.88%, 05/01/2025(b)	2,576,000	2,532,131
		7,974,069
Interactive Media & Services-0.48%
TripAdvisor, Inc., 7.00%, 07/15/2025(b)	2,035,000	2,011,489
Internet & Direct Marketing Retail-0.51%
QVC, Inc., 4.45%, 02/15/2025	2,500,000	2,128,925
Machinery-0.61%
CD&R Smokey Buyer, Inc., 6.75%, 07/15/2025(b)	2,840,000	2,531,150
Media-2.87%
AMC Networks, Inc., 4.75%, 08/01/2025(c)	3,310,000	2,937,509
Clear Channel International B.V. (United Kingdom), 6.63%, 08/01/2025(b)	1,630,000	1,545,998
Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 06/15/2025(b)	1,615,000	1,609,065
Univision Communications, Inc., 5.13%, 02/15/2025(b)	6,112,000	5,906,239
		11,998,811
Mortgage REITs-1.27%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/2025(b)	1,412,000	1,339,395
Rithm Capital Corp., 6.25%, 10/15/2025(b)	2,229,000	2,014,599
Starwood Property Trust, Inc., 4.75%, 03/15/2025(c)	2,031,000	1,948,162
		5,302,156
Oil, Gas & Consumable Fuels-13.51%
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 11.00%, 04/15/2025(b)	2,125,000	2,234,639
CITGO Petroleum Corp., 7.00%, 06/15/2025(b)	4,350,000	4,282,618
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.75%, 04/01/2025	2,029,000	1,981,868
CrownRock L.P./CrownRock Finance, Inc., 5.63%, 10/15/2025(b)	4,443,000	4,343,610
CVR Energy, Inc., 5.25%, 02/15/2025(b)	2,433,000	2,335,437
eG Global Finance PLC (United Kingdom), 8.50%, 10/30/2025(b)	2,600,000	2,485,717
EnLink Midstream Partners L.P., 4.15%, 06/01/2025	1,728,000	1,650,586
EQM Midstream Partners L.P., 6.00%, 07/01/2025(b)	1,643,000	1,612,958
Genesis Energy L.P./Genesis Energy Finance Corp., 6.50%, 10/01/2025	2,170,000	2,092,401
Laredo Petroleum, Inc., 9.50%, 01/15/2025	2,116,000	2,119,100
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Martin Midstream Partners L.P./Martin Midstream Finance Corp., 11.50%, 02/28/2025(b)	$1,174,000	$1,171,124
Murphy Oil Corp., 5.75%, 08/15/2025(c)	1,860,000	1,854,810
Neptune Energy Bondco PLC (United Kingdom), 6.63%, 05/15/2025(b)	3,580,000	3,520,022
New Fortress Energy, Inc., 6.75%, 09/15/2025(b)(c)	5,181,000	5,068,728
NGL Energy Partners L.P./NGL Energy Finance Corp., 6.13%, 03/01/2025	1,550,000	1,265,792
NuStar Logistics L.P., 5.75%, 10/01/2025	2,415,000	2,351,377
Occidental Petroleum Corp.
5.88%, 09/01/2025(c)	2,904,000	2,933,911
5.50%, 12/01/2025(c)	2,244,000	2,240,870
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/2025(b)	1,134,000	1,113,571
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/2025(c)	2,719,000	2,691,194
Range Resources Corp., 4.88%, 05/15/2025	3,048,000	2,957,474
SM Energy Co., 5.63%, 06/01/2025	1,415,000	1,377,185
Southwestern Energy Co., 5.70%, 01/23/2025	1,582,000	1,567,857
Vermilion Energy, Inc. (Canada), 5.63%, 03/15/2025(b)	1,197,000	1,168,033
		56,420,882
Paper & Forest Products-0.27%
Clearwater Paper Corp., 5.38%, 02/01/2025(b)	1,145,000	1,118,496
Pharmaceuticals-1.81%
Bausch Health Cos., Inc., 5.50%, 11/01/2025(b)	7,105,000	6,021,487
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/2025(b)	1,900,000	1,540,853
		7,562,340
Real Estate Management & Development-1.09%
Five Point Operating Co. L.P./Five Point Capital Corp., 7.88%, 11/15/2025(b)	2,612,000	2,224,053
Greystar Real Estate Partners LLC, 5.75%, 12/01/2025(b)	2,380,000	2,314,526
		4,538,579
Road & Rail-0.98%
Uber Technologies, Inc., 7.50%, 05/15/2025(b)	4,063,000	4,090,868
Semiconductors & Semiconductor Equipment-0.42%
ams-OSRAM AG (Austria), 7.00%, 07/31/2025(b)(c)	1,900,000	1,749,406
Software-2.25%
Boxer Parent Co., Inc., 7.13%, 10/02/2025(b)	2,440,000	2,372,908
PTC, Inc., 3.63%, 02/15/2025(b)	2,032,000	1,925,645
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/2025(b)(c)	7,106,000	5,094,516
		9,393,069
Specialty Retail-1.27%
Carvana Co., 5.63%, 10/01/2025(b)	1,910,000	862,833

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Specialty Retail-(continued)
JELD-WEN, Inc.
6.25%, 05/15/2025(b)	$1,069,000	$1,008,837
4.63%, 12/15/2025(b)	1,602,000	1,360,282
Penske Automotive Group, Inc., 3.50%, 09/01/2025(c)	2,224,000	2,084,955
		5,316,907
Technology Hardware, Storage & Peripherals-0.68%
Xerox Holdings Corp., 5.00%, 08/15/2025(b)	3,048,000	2,839,212
Textiles, Apparel & Luxury Goods-0.67%
Abercrombie & Fitch Management Co., 8.75%, 07/15/2025(b)(c)	1,220,000	1,215,455
G-III Apparel Group Ltd., 7.88%, 08/15/2025(b)	1,644,000	1,595,642
		2,811,097
Thrifts & Mortgage Finance-1.50%
Enact Holdings, Inc., 6.50%, 08/15/2025(b)	3,043,000	2,962,711
PennyMac Financial Services, Inc., 5.38%, 10/15/2025(b)	2,643,000	2,412,683
Provident Funding Associates L.P./PFG Finance Corp., 6.38%, 06/15/2025(b)	1,028,000	908,017
		6,283,411
Total U.S. Dollar Denominated Bonds & Notes (Cost $427,197,485)		404,386,452
	Shares	Value
Money Market Funds-2.27%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(d)(e) (Cost $9,474,777)	9,474,777	$9,474,777
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.10% (Cost $436,672,262)		413,861,229
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.77%
Invesco Private Government Fund, 3.83%(d)(e)(f)	9,088,208	9,088,208
Invesco Private Prime Fund, 4.15%(d)(e)(f)	23,358,552	23,363,223
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $32,446,285)		32,451,431
TOTAL INVESTMENTS IN SECURITIES-106.87% (Cost $469,118,547)		446,312,660
OTHER ASSETS LESS LIABILITIES-(6.87)%		(28,703,821)
NET ASSETS-100.00%		$417,608,839

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $303,516,107, which represented 72.68% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,799,487	$31,633,821	$(24,958,531)	$-	$-	$9,474,777	$50,709
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,386,194	18,403,097	(23,701,083)	-	-	9,088,208	105,771*
Invesco Private Prime Fund	36,993,070	37,313,168	(50,946,699)	2,254	1,430	23,363,223	287,333*
Total	$54,178,751	$87,350,086	$(99,606,313)	$2,254	$1,430	$41,926,208	$443,813

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)—(continued)
November 30, 2022
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)
November 30, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.54%
Aerospace & Defense-2.43%
Bombardier, Inc. (Canada), 7.13%, 06/15/2026(b)(c)	$2,460,000	$2,407,737
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 02/01/2026(b)	770,000	717,421
TransDigm, Inc., 6.38%, 06/15/2026(c)	1,938,000	1,899,240
		5,024,398
Airlines-2.94%
Air Canada (Canada), 3.88%, 08/15/2026(b)	2,461,000	2,254,922
United Airlines, Inc., 4.38%, 04/15/2026(b)	4,108,000	3,804,178
		6,059,100
Auto Components-1.60%
American Axle & Manufacturing, Inc., 6.25%, 03/15/2026	370,000	351,405
Gates Global LLC/Gates Corp., 6.25%, 01/15/2026(b)	1,170,000	1,129,740
Goodyear Tire & Rubber Co. (The), 5.00%, 05/31/2026(c)	1,880,000	1,824,568
		3,305,713
Automobiles-4.86%
Ford Motor Co., 4.35%, 12/08/2026(c)	3,082,000	2,938,643
Ford Motor Credit Co. LLC
4.39%, 01/08/2026	2,470,000	2,344,401
2.70%, 08/10/2026(c)	3,030,000	2,665,491
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	1,131,000	1,094,474
Mclaren Finance PLC (United Kingdom), 7.50%, 08/01/2026(b)	1,200,000	978,480
		10,021,489
Banks-0.47%
Freedom Mortgage Corp., 7.63%, 05/01/2026(b)	1,130,000	960,884
Chemicals-2.13%
Consolidated Energy Finance S.A. (Switzerland), 6.50%, 05/15/2026(b)	700,000	660,871
INEOS Quattro Finance 2 PLC (United Kingdom), 3.38%, 01/15/2026(b)	1,120,000	997,002
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)	970,000	915,345
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/2026(b)(c)	1,600,000	1,343,496
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/2026(c)	510,000	488,004
		4,404,718
Commercial Services & Supplies-4.09%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/2026(b)	3,980,000	3,788,124
CoreCivic, Inc., 8.25%, 04/15/2026(c)	1,299,000	1,328,310
CPI CG, Inc., 8.63%, 03/15/2026(b)	591,000	572,900
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/2026	870,000	832,560
GFL Environmental, Inc. (Canada), 5.13%, 12/15/2026(b)(c)	1,022,000	985,320
Waste Pro USA, Inc., 5.50%, 02/15/2026(b)	1,021,000	943,828
		8,451,042
	Principal Amount	Value
Communications Equipment-0.69%
Hughes Satellite Systems Corp., 6.63%, 08/01/2026(c)	$1,536,000	$1,430,368
Construction & Engineering-0.22%
INNOVATE Corp., 8.50%, 02/01/2026(b)	650,000	446,895
Consumer Finance-3.42%
Credit Acceptance Corp., 6.63%, 03/15/2026(c)	794,000	751,342
goeasy Ltd. (Canada), 4.38%, 05/01/2026(b)	637,000	560,245
LFS Topco LLC, 5.88%, 10/15/2026(b)	590,000	473,374
Navient Corp., 6.75%, 06/15/2026(c)	1,022,000	975,182
OneMain Finance Corp., 7.13%, 03/15/2026(c)	3,284,000	3,185,480
SLM Corp., 3.13%, 11/02/2026(c)	1,021,000	879,142
World Acceptance Corp., 7.00%, 11/01/2026(b)	400,000	235,742
		7,060,507
Containers & Packaging-2.22%
Ball Corp., 4.88%, 03/15/2026	1,580,000	1,530,925
Berry Global, Inc., 4.50%, 02/15/2026(b)(c)	584,000	561,201
Cascades, Inc./Cascades USA, Inc. (Canada), 5.13%, 01/15/2026(b)	420,000	380,406
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026	714,000	730,883
LABL, Inc., 6.75%, 07/15/2026(b)	1,439,000	1,380,828
		4,584,243
Diversified Consumer Services-0.39%
Graham Holdings Co., 5.75%, 06/01/2026(b)	820,000	800,853
Diversified Financial Services-2.21%
Albion Financing 1 S.a.r.l/Aggreko Holdings, Inc. (Luxembourg), 6.13%, 10/15/2026(b)	1,270,000	1,107,214
Jefferson Capital Holdings LLC, 6.00%, 08/15/2026(b)	615,000	512,249
PHH Mortgage Corp., 7.88%, 03/15/2026(b)(c)	775,000	681,496
Verscend Escrow Corp., 9.75%, 08/15/2026(b)	2,260,000	2,263,842
		4,564,801
Diversified Telecommunication Services-4.45%
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom), 6.75%, 10/01/2026(b)	4,171,000	3,948,415
Iliad Holding S.A.S. (France), 6.50%, 10/15/2026(b)(c)	2,490,000	2,371,007
Lumen Technologies, Inc., 5.13%, 12/15/2026(b)	1,550,000	1,327,590
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/2026(b)(c)	1,876,000	1,537,523
		9,184,535
Electric Utilities-1.79%
NextEra Energy Operating Partners L.P., 3.88%, 10/15/2026(b)	1,022,000	960,445
Terraform Global Operating L.P., 6.13%, 03/01/2026(b)	795,000	744,867
Vistra Operations Co. LLC, 5.50%, 09/01/2026(b)(c)	2,050,000	1,993,213
		3,698,525
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Energy Equipment & Services-2.82%
Energy Ventures Gom LLC/EnVen Finance Corp., 11.75%, 04/15/2026(b)	$551,000	$571,767
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(b)	4,207,000	3,803,689
Precision Drilling Corp. (Canada), 7.13%, 01/15/2026(b)	711,000	697,363
Welltec International ApS (Denmark), 8.25%, 10/15/2026(b)	750,000	742,427
		5,815,246
Entertainment-0.64%
Cinemark USA, Inc., 5.88%, 03/15/2026(b)	830,000	726,499
Live Nation Entertainment, Inc., 5.63%, 03/15/2026(b)	620,000	586,642
		1,313,141
Equity REITs-0.81%
iStar, Inc., 5.50%, 02/15/2026	715,000	714,868
RLJ Lodging Trust L.P., 3.75%, 07/01/2026(b)	1,062,000	966,260
		1,681,128
Food & Staples Retailing-1.17%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.25%, 03/15/2026(b)	1,540,000	1,400,438
Rite Aid Corp., 8.00%, 11/15/2026(b)	1,645,000	1,014,677
		2,415,115
Food Products-0.31%
FAGE International S.A./FAGE USA Dairy Industry, Inc. (Luxembourg), 5.63%, 08/15/2026(b)	700,000	642,346
Gas Utilities-1.90%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 08/20/2026	1,389,000	1,324,856
Crescent Energy Finance LLC, 7.25%, 05/01/2026(b)	1,439,000	1,374,849
Ferrellgas L.P./Ferrellgas Finance Corp., 5.38%, 04/01/2026(b)	1,330,000	1,225,908
		3,925,613
Health Care Providers & Services-2.92%
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	635,000	572,252
Tenet Healthcare Corp., 4.88%, 01/01/2026(b)	4,310,000	4,096,612
US Acute Care Solutions LLC, 6.38%, 03/01/2026(b)	1,490,000	1,353,901
		6,022,765
Hotels, Restaurants & Leisure-5.83%
CCM Merger, Inc., 6.38%, 05/01/2026(b)	557,000	516,595
CEC Entertainment LLC, 6.75%, 05/01/2026(b)(c)	1,330,000	1,246,503
Empire Resorts, Inc., 7.75%, 11/01/2026(b)	560,000	455,396
International Game Technology PLC, 4.13%, 04/15/2026(b)(c)	1,518,000	1,430,411
Life Time, Inc.
5.75%, 01/15/2026(b)	1,902,000	1,819,025
8.00%, 04/15/2026(b)	1,021,000	919,073
Merlin Entertainments Ltd. (United Kingdom), 5.75%, 06/15/2026(b)	800,000	742,248
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
MGM Resorts International, 4.63%, 09/01/2026	$817,000	$754,882
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(b)	2,408,000	2,236,466
Raptor Acquisition Corp./Raptor Co-Issuer LLC (Canada), 4.88%, 11/01/2026(b)	720,000	636,387
Travel + Leisure Co., 6.63%, 07/31/2026(b)	1,308,000	1,276,412
		12,033,398
Household Durables-0.79%
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/2026(b)	1,746,000	1,638,900
Household Products-0.43%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada), 5.00%, 12/31/2026(b)(c)	970,000	885,920
Independent Power and Renewable Electricity Producers-0.76%
Calpine Corp., 5.25%, 06/01/2026(b)	865,000	829,635
Sunnova Energy Corp., 5.88%, 09/01/2026(b)(c)	820,000	735,048
		1,564,683
Industrial Conglomerates-1.21%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.25%, 05/15/2026	2,557,000	2,506,627
Insurance-1.64%
HUB International Ltd., 7.00%, 05/01/2026(b)	3,425,000	3,388,592
Interactive Media & Services-0.91%
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)(c)	850,000	713,660
Millennium Escrow Corp., 6.63%, 08/01/2026(b)	1,610,000	1,165,891
		1,879,551
IT Services-2.18%
Block, Inc., 2.75%, 06/01/2026(c)	2,090,000	1,858,198
Cogent Communications Group, Inc., 3.50%, 05/01/2026(b)	1,010,000	914,510
MoneyGram International, Inc., 5.38%, 08/01/2026(b)	847,000	854,717
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/2026(b)	920,000	862,588
		4,490,013
Life Sciences Tools & Services-1.46%
IQVIA, Inc., 5.00%, 10/15/2026(b)	2,190,000	2,110,558
PRA Health Sciences, Inc., 2.88%, 07/15/2026(b)	1,000,000	903,435
		3,013,993
Machinery-0.59%
Titan Acquisition Ltd./Titan Co-Borrower LLC (Canada), 7.75%, 04/15/2026(b)	1,360,000	1,209,353
Media-7.55%
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/2026(b)	590,000	391,613
CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/2026(b)(c)	1,540,000	1,502,963
DISH DBS Corp.
7.75%, 07/01/2026	4,107,000	3,376,221
5.25%, 12/01/2026(b)	5,640,000	4,808,100

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Media-(continued)
Gannett Holdings LLC, 6.00%, 11/01/2026(b)(c)	$755,000	$602,957
Gray Television, Inc., 5.88%, 07/15/2026(b)	1,490,000	1,374,972
Sirius XM Radio, Inc., 3.13%, 09/01/2026(b)(c)	2,054,000	1,856,898
Summer (BC) Bidco LLC, 5.50%, 10/31/2026(b)	850,000	685,193
Townsquare Media, Inc., 6.88%, 02/01/2026(b)	1,060,000	982,344
		15,581,261
Metals & Mining-2.93%
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. (Canada), 8.75%, 07/15/2026(b)	1,182,000	1,103,283
Cleveland-Cliffs, Inc., 6.75%, 03/15/2026(b)	1,698,000	1,710,090
Constellium SE, 5.88%, 02/15/2026(b)	595,000	571,727
JW Aluminum Continuous Cast Co., 10.25%, 06/01/2026(b)	580,000	597,127
Novelis Corp., 3.25%, 11/15/2026(b)	1,530,000	1,369,169
Taseko Mines Ltd. (Canada), 7.00%, 02/15/2026(b)	820,000	689,524
		6,040,920
Mortgage REITs-0.36%
Starwood Property Trust, Inc., 3.63%, 07/15/2026(b)	824,000	736,535
Oil, Gas & Consumable Fuels-15.32%
Athabasca Oil Corp. (Canada), 9.75%, 11/01/2026(b)	430,000	462,666
Berry Petroleum Co. LLC, 7.00%, 02/15/2026(b)	769,000	729,231
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%, 07/15/2026(b)	620,000	605,111
Buckeye Partners L.P., 3.95%, 12/01/2026	1,227,000	1,084,791
California Resources Corp., 7.13%, 02/01/2026(b)	1,230,000	1,197,725
Callon Petroleum Co., 6.38%, 07/01/2026(c)	657,000	631,633
Chord Energy Corp., 6.38%, 06/01/2026(b)	825,000	807,374
CITGO Petroleum Corp., 6.38%, 06/15/2026(b)	1,260,000	1,233,070
Civitas Resources, Inc., 5.00%, 10/15/2026(b)	824,000	760,264
EnLink Midstream Partners L.P., 4.85%, 07/15/2026	1,008,000	955,536
EQM Midstream Partners L.P., 4.13%, 12/01/2026	970,000	892,691
Genesis Energy L.P./Genesis Energy Finance Corp., 6.25%, 05/15/2026	700,000	649,960
Harbour Energy PLC (United Kingdom), 5.50%, 10/15/2026(b)	1,000,000	899,140
Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)	1,629,000	1,603,506
Ithaca Energy North Sea PLC (United Kingdom), 9.00%, 07/15/2026(b)(c)	1,360,000	1,347,991
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/2026(b)	824,000	798,551
Moss Creek Resources Holdings, Inc., 7.50%, 01/15/2026(b)	1,349,000	1,256,978
New Fortress Energy, Inc., 6.50%, 09/30/2026(b)	3,076,000	2,976,953
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Northriver Midstream Finance L.P. (Canada), 5.63%, 02/15/2026(b)	$1,082,000	$1,026,540
Occidental Petroleum Corp.
5.55%, 03/15/2026(c)	2,072,000	2,074,756
3.40%, 04/15/2026	1,100,000	1,024,782
PDC Energy, Inc., 5.75%, 05/15/2026	1,538,000	1,470,974
Permian Resources Operating LLC, 5.38%, 01/15/2026(b)	610,000	566,969
ROCC Holdings LLC, 9.25%, 08/15/2026(b)	825,000	826,438
SM Energy Co., 6.75%, 09/15/2026	864,000	848,184
Strathcona Resources Ltd. (Canada), 6.88%, 08/01/2026(b)	962,000	819,294
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50%, 10/15/2026(b)	1,439,000	1,377,775
Talos Production, Inc., 12.00%, 01/15/2026	1,219,000	1,275,293
Tap Rock Resources LLC, 7.00%, 10/01/2026(b)	942,000	873,032
TransMontaigne Partners L.P./TLP Finance Corp., 6.13%, 02/15/2026	618,000	538,984
		31,616,192
Paper & Forest Products-0.26%
Mercer International, Inc. (Germany), 5.50%, 01/15/2026(c)	579,000	546,189
Personal Products-1.37%
Coty, Inc.
5.00%, 04/15/2026(b)	1,850,000	1,765,270
6.50%, 04/15/2026(b)(c)	1,100,000	1,052,024
		2,817,294
Pharmaceuticals-0.67%
Perrigo Finance Unlimited Co., 4.38%, 03/15/2026(c)	1,500,000	1,389,394
Real Estate Management & Development-0.37%
Forestar Group, Inc., 3.85%, 05/15/2026(b)	870,000	769,719
Road & Rail-0.43%
Hertz Corp. (The), 4.63%, 12/01/2026(b)	1,022,000	887,310
Software-1.36%
ACI Worldwide, Inc., 5.75%, 08/15/2026(b)	794,000	760,239
Boxer Parent Co., Inc., 9.13%, 03/01/2026(b)	715,000	683,554
Consensus Cloud Solutions, Inc., 6.00%, 10/15/2026(b)	630,000	582,920
Fair Isaac Corp., 5.25%, 05/15/2026(b)	787,000	781,326
		2,808,039
Specialty Retail-1.87%
Guitar Center, Inc., 8.50%, 01/15/2026(b)	1,140,000	998,902
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/2026(b)	1,726,000	1,595,247
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/2026(b)	1,500,000	1,257,953
		3,852,102
Technology Hardware, Storage & Peripherals-1.28%
Vericast Corp., 11.00%, 09/15/2026(b)(c)	2,540,000	2,632,075
Textiles, Apparel & Luxury Goods-1.34%
Hanesbrands, Inc., 4.88%, 05/15/2026(b)(c)	1,843,000	1,679,812
Under Armour, Inc., 3.25%, 06/15/2026	1,234,000	1,087,561
		2,767,373

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Thrifts & Mortgage Finance-0.98%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)(c)	$2,360,000	$2,015,239
Tobacco-0.22%
Turning Point Brands, Inc., 5.63%, 02/15/2026(b)	510,000	446,767
Trading Companies & Distributors-0.56%
Alta Equipment Group, Inc., 5.63%, 04/15/2026(b)	649,000	573,225
Beacon Roofing Supply, Inc., 4.50%, 11/15/2026(b)	619,000	572,038
		1,145,263
Water Utilities-0.39%
Solaris Midstream Holdings LLC, 7.63%, 04/01/2026(b)	824,000	812,596
Total U.S. Dollar Denominated Bonds & Notes (Cost $216,120,408)		201,288,723
	Shares
Money Market Funds-0.48%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(d)(e) (Cost $996,591)	996,591	996,591
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.02% (Cost $217,116,999)		202,285,314
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.19%
Invesco Private Government Fund, 3.83%(d)(e)(f)	8,778,362	$8,778,362
Invesco Private Prime Fund, 4.15%(d)(e)(f)	22,563,491	22,568,002
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $31,342,417)		31,346,364
TOTAL INVESTMENTS IN SECURITIES-113.21% (Cost $248,459,416)		233,631,678
OTHER ASSETS LESS LIABILITIES-(13.21)%		(27,252,810)
NET ASSETS-100.00%		$206,378,868

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $152,126,399, which represented 73.71% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,342,072	$10,661,934	$(12,007,415)	$-	$-	$996,591	$15,923
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,427,083	18,012,142	(17,660,863)	-	-	8,778,362	72,950*
Invesco Private Prime Fund	21,669,642	36,359,926	(35,464,827)	1,803	1,458	22,568,002	197,888*
Total	$32,438,797	$65,034,002	$(65,133,105)	$1,803	$1,458	$32,342,955	$286,761

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 High Yield Corporate Bond ETF (BSJQ)—(continued)
November 30, 2022
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)
November 30, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-96.94%
Aerospace & Defense-2.58%
Maxar Technologies, Inc., 7.75%, 06/15/2027(b)	$270,000	$264,287
Moog, Inc., 4.25%, 12/15/2027(b)	273,000	245,312
Rolls-Royce PLC (United Kingdom), 5.75%, 10/15/2027(b)	600,000	571,680
TransDigm, Inc., 7.50%, 03/15/2027	300,000	299,663
		1,380,942
Airlines-0.52%
Allegiant Travel Co., 7.25%, 08/15/2027(b)	290,000	280,922
Auto Components-1.84%
American Axle & Manufacturing, Inc., 6.50%, 04/01/2027(c)	270,000	254,193
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/2027(b)	223,000	205,502
5.75%, 07/15/2027(b)	190,000	176,082
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/2027(c)	380,000	352,704
		988,481
Automobiles-4.90%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)	215,000	199,634
Ford Motor Credit Co. LLC
4.27%, 01/09/2027(c)	395,000	366,232
4.95%, 05/28/2027	850,000	805,337
4.13%, 08/17/2027	800,000	730,828
3.82%, 11/02/2027(c)	400,000	357,904
Jaguar Land Rover Automotive PLC (United Kingdom), 4.50%, 10/01/2027(b)(c)	220,000	167,995
		2,627,930
Banks-0.37%
Freedom Mortgage Corp., 6.63%, 01/15/2027(b)	250,000	199,537
Building Products-0.33%
Advanced Drainage Systems, Inc., 5.00%, 09/30/2027(b)	190,000	177,458
Capital Markets-0.59%
APX Group, Inc., 6.75%, 02/15/2027(b)	320,000	314,642
Chemicals-3.90%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V., 4.75%, 06/15/2027(b)(c)	350,000	321,438
Cerdia Finanz GmbH (Germany), 10.50%, 02/15/2027(b)	300,000	243,984
Cheever Escrow Issuer LLC, 7.13%, 10/01/2027(b)	200,000	187,333
Chemours Co. (The), 5.38%, 05/15/2027(c)	265,000	240,934
HB Fuller Co., 4.00%, 02/15/2027(c)	160,000	148,119
Methanex Corp. (Canada), 5.13%, 10/15/2027	380,000	349,093
Olin Corp., 5.13%, 09/15/2027	270,000	253,415
SPCM S.A. (France), 3.13%, 03/15/2027(b)	200,000	171,711
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.88%, 03/01/2027	187,000	177,884
		2,093,911
Commercial Services & Supplies-4.37%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/2027(b)	570,000	515,408
Brink’s Co. (The), 4.63%, 10/15/2027(b)	315,000	290,155
	Principal Amount	Value
Commercial Services & Supplies-(continued)
Clean Harbors, Inc., 4.88%, 07/15/2027(b)	$301,000	$283,578
CoreCivic, Inc., 4.75%, 10/15/2027	150,000	126,319
Garda World Security Corp. (Canada), 4.63%, 02/15/2027(b)	310,000	278,783
Harsco Corp., 5.75%, 07/31/2027(b)	258,000	208,767
Pitney Bowes, Inc., 6.88%, 03/15/2027(b)	200,000	157,620
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/2027(b)	550,000	481,261
		2,341,891
Communications Equipment-0.55%
CommScope Technologies LLC, 5.00%, 03/15/2027(b)	384,000	294,403
Construction & Engineering-1.33%
AECOM, 5.13%, 03/15/2027	542,000	519,664
Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(b)	210,000	195,366
		715,030
Construction Materials-0.41%
Eco Material Technologies, Inc., 7.88%, 01/31/2027(b)	230,000	219,144
Consumer Finance-1.24%
Navient Corp., 5.00%, 03/15/2027(c)	383,000	331,230
OneMain Finance Corp., 3.50%, 01/15/2027	410,000	336,276
		667,506
Containers & Packaging-2.54%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/2027(b)	280,000	273,644
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 08/15/2027(b)	450,000	341,168
Graphic Packaging International LLC, 4.75%, 07/15/2027(b)	155,000	144,681
LABL, Inc., 10.50%, 07/15/2027(b)	320,000	294,843
Pactiv LLC, 8.38%, 04/15/2027	110,000	100,950
Sealed Air Corp., 4.00%, 12/01/2027(b)	232,000	208,547
		1,363,833
Distributors-0.61%
BCPE Empire Holdings, Inc., 7.63%, 05/01/2027(b)	360,000	325,964
Diversified Consumer Services-0.73%
Sotheby’s, 7.38%, 10/15/2027(b)(c)	400,000	390,248
Diversified Financial Services-1.51%
Albion Financing 2 S.a.r.l. (Luxembourg), 8.75%, 04/15/2027(b)	225,000	192,349
Castlelake Aviation Finance DAC, 5.00%, 04/15/2027(b)	210,000	178,850
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc., 6.38%, 02/01/2027(b)	210,000	196,213
United Wholesale Mortgage LLC, 5.75%, 06/15/2027(b)	270,000	240,748
		808,160
Diversified Telecommunication Services-2.35%
Altice France Holding S.A. (Luxembourg), 10.50%, 05/15/2027(b)	880,000	696,845
Zayo Group Holdings, Inc., 4.00%, 03/01/2027(b)	785,000	563,544
		1,260,389
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Electric Utilities-2.19%
NextEra Energy Operating Partners L.P., 4.50%, 09/15/2027(b)	$296,000	$278,924
NRG Energy, Inc., 6.63%, 01/15/2027(c)	224,000	225,983
Vistra Operations Co. LLC, 5.00%, 07/31/2027(b)	713,000	670,121
		1,175,028
Electrical Equipment-0.27%
EnerSys, 4.38%, 12/15/2027(b)	160,000	142,716
Energy Equipment & Services-3.06%
CGG S.A. (France), 8.75%, 04/01/2027(b)(c)	200,000	168,592
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)	350,000	344,346
Nabors Industries, Inc., 7.38%, 05/15/2027(b)	380,000	370,023
Transocean, Inc., 11.50%, 01/30/2027(b)	370,000	373,362
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	405,000	385,424
		1,641,747
Entertainment-1.31%
Live Nation Entertainment, Inc., 4.75%, 10/15/2027(b)(c)	543,000	483,794
Scripps Escrow, Inc., 5.88%, 07/15/2027(b)	248,000	221,045
		704,839
Equity REITs-4.09%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/2027(b)	410,000	359,694
Iron Mountain, Inc., 4.88%, 09/15/2027(b)	548,000	515,969
RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, 10/15/2027	384,000	351,244
SBA Communications Corp., 3.88%, 02/15/2027	820,000	750,059
Service Properties Trust, 5.50%, 12/15/2027	246,000	214,327
		2,191,293
Food & Staples Retailing-2.28%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 4.63%, 01/15/2027(b)	720,000	666,050
Performance Food Group, Inc., 5.50%, 10/15/2027(b)	575,000	556,971
		1,223,021
Food Products-0.45%
Post Holdings, Inc., 5.75%, 03/01/2027(b)(c)	250,000	241,797
Gas Utilities-0.54%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.75%, 05/20/2027	301,000	287,622
Health Care Equipment & Supplies-0.38%
Garden Spinco Corp., 8.63%, 07/20/2030(b)	190,000	201,850
Health Care Providers & Services-2.48%
Community Health Systems, Inc., 8.00%, 12/15/2027(b)	350,000	310,621
Legacy LifePoint Health LLC, 4.38%, 02/15/2027(b)	315,000	261,515
Tenet Healthcare Corp., 5.13%, 11/01/2027(b)	813,000	759,826
		1,331,962
Hotels, Restaurants & Leisure-8.04%
Affinity Gaming, 6.88%, 12/15/2027(b)	290,000	249,264
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Boyd Gaming Corp., 4.75%, 12/01/2027(c)	$540,000	$503,121
Carnival Corp., 5.75%, 03/01/2027(b)	1,770,000	1,335,237
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 04/15/2027	270,000	257,656
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/2027(c)	330,000	314,493
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/2027(b)	400,000	384,200
Lindblad Expeditions LLC, 6.75%, 02/15/2027(b)	180,000	166,821
Penn Entertainment, Inc., 5.63%, 01/15/2027(b)	213,000	196,799
Six Flags Entertainment Corp., 5.50%, 04/15/2027(b)(c)	270,000	244,241
Travel + Leisure Co., Series J, 6.00%, 04/01/2027	215,000	202,388
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/2027(b)(c)	500,000	458,773
		4,312,993
Household Durables-1.27%
Beazer Homes USA, Inc., 5.88%, 10/15/2027(c)	196,000	171,598
Mattamy Group Corp. (Canada), 5.25%, 12/15/2027(b)	256,000	226,141
Meritage Homes Corp., 5.13%, 06/06/2027	145,000	137,257
Tri Pointe Homes, Inc., 5.25%, 06/01/2027	162,000	146,066
		681,062
Household Products-1.58%
Energizer Holdings, Inc., 6.50%, 12/31/2027(b)	160,000	151,783
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada), 7.00%, 12/31/2027(b)	280,000	232,890
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/2027(b)	530,000	464,261
		848,934
Industrial Conglomerates-1.36%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.25%, 05/15/2027	791,000	729,144
Insurance-1.95%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/2027(b)(c)	411,000	370,321
6.75%, 10/15/2027(b)	733,000	676,193
		1,046,514
Interactive Media & Services-2.08%
Match Group Holdings II LLC, 5.00%, 12/15/2027(b)	246,000	228,781
Nexstar Media, Inc., 5.63%, 07/15/2027(b)(c)	945,000	889,068
		1,117,849
Internet & Direct Marketing Retail-0.45%
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 4.75%, 04/30/2027(b)	190,000	168,484
QVC, Inc., 4.75%, 02/15/2027	100,000	75,250
		243,734

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
IT Services-0.79%
Cablevision Lightpath LLC, 3.88%, 09/15/2027(b)	$200,000	$171,180
Cogent Communications Group, Inc., 7.00%, 06/15/2027(b)	260,000	253,785
		424,965
Machinery-2.02%
Granite US Holdings Corp., 11.00%, 10/01/2027(b)(c)	155,000	162,704
Park-Ohio Industries, Inc., 6.63%, 04/15/2027	177,000	135,697
TK Elevator US Newco, Inc. (Germany), 5.25%, 07/15/2027(b)	870,000	786,458
		1,084,859
Media-9.60%
Belo Corp.
7.75%, 06/01/2027	110,000	107,985
7.25%, 09/15/2027	146,000	140,415
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/2027(b)(c)	1,775,000	1,670,905
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(b)	660,000	569,718
CMG Media Corp., 8.88%, 12/15/2027(b)	555,000	422,843
CSC Holdings LLC, 5.50%, 04/15/2027(b)	700,000	642,243
Sinclair Television Group, Inc., 5.13%, 02/15/2027(b)	170,000	142,068
Sirius XM Radio, Inc., 5.00%, 08/01/2027(b)	820,000	766,188
Videotron Ltd. (Canada), 5.13%, 04/15/2027(b)	330,000	315,879
Ziggo Bond Co. B.V. (Netherlands), 6.00%, 01/15/2027(b)	400,000	369,664
		5,147,908
Mortgage REITs-1.38%
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/2027(b)	220,000	192,073
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/2027(b)	356,000	310,610
Starwood Property Trust, Inc., 4.38%, 01/15/2027(b)	265,000	236,882
		739,565
Oil, Gas & Consumable Fuels-8.68%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/01/2027(b)	187,000	231,668
Baytex Energy Corp. (Canada), 8.75%, 04/01/2027(b)(c)	270,000	278,701
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 8.13%, 01/15/2027(b)	200,000	190,286
Earthstone Energy Holdings LLC, 8.00%, 04/15/2027(b)	300,000	288,351
EQM Midstream Partners L.P.
7.50%, 06/01/2027(b)	300,000	299,834
6.50%, 07/01/2027(b)	453,000	440,044
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/2027(b)	270,000	267,137
Genesis Energy L.P./Genesis Energy Finance Corp., 8.00%, 01/15/2027	530,000	506,421
Holly Energy Partners L.P./Holly Energy Finance Corp., 6.38%, 04/15/2027(b)	220,000	215,610
Murphy Oil Corp., 5.88%, 12/01/2027	305,000	294,893
NuStar Logistics L.P., 5.63%, 04/28/2027	288,000	271,172
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Occidental Petroleum Corp., 8.50%, 07/15/2027	$304,000	$331,748
Parkland Corp. (Canada), 5.88%, 07/15/2027(b)	308,000	295,680
SM Energy Co., 6.63%, 01/15/2027(c)	250,000	245,424
Southwestern Energy Co., 7.75%, 10/01/2027(c)	250,000	257,750
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 03/01/2027(b)	253,000	240,932
		4,655,651
Pharmaceuticals-1.90%
Bausch Health Cos., Inc., 6.13%, 02/01/2027(b)	510,000	338,895
Catalent Pharma Solutions, Inc., 5.00%, 07/15/2027(b)	300,000	283,876
Horizon Therapeutics USA, Inc., 5.50%, 08/01/2027(b)	400,000	397,504
		1,020,275
Professional Services-0.83%
AMN Healthcare, Inc., 4.63%, 10/01/2027(b)	276,000	255,508
Korn Ferry, 4.63%, 12/15/2027(b)	208,000	190,495
		446,003
Software-1.48%
Gen Digital, Inc., 6.75%, 09/30/2027(b)	250,000	251,295
GoTo Group, Inc., 5.50%, 09/01/2027(b)	477,000	281,055
NCR Corp., 5.75%, 09/01/2027(b)	269,000	261,276
		793,626
Specialty Retail-0.96%
JELD-WEN, Inc., 4.88%, 12/15/2027(b)	200,000	156,926
Lithia Motors, Inc., 4.63%, 12/15/2027(b)	220,000	202,325
Murphy Oil USA, Inc., 5.63%, 05/01/2027	160,000	154,345
		513,596
Technology Hardware, Storage & Peripherals-0.98%
Presidio Holdings, Inc., 4.88%, 02/01/2027(b)	291,000	272,027
Seagate HDD Cayman, 4.88%, 06/01/2027(c)	268,000	250,760
		522,787
Thrifts & Mortgage Finance-0.56%
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/2027(b)	330,000	300,434
Trading Companies & Distributors-2.13%
Herc Holdings, Inc., 5.50%, 07/15/2027(b)(c)	658,000	614,606
United Rentals North America, Inc., 5.50%, 05/15/2027(c)	270,000	266,703
Univar Solutions USA, Inc., 5.13%, 12/01/2027(b)	270,000	258,715
		1,140,024
Transportation Infrastructure-0.35%
Promontoria Holding 264 B.V. (Netherlands), 7.88%, 03/01/2027(b)	200,000	189,554
Wireless Telecommunication Services-0.83%
C&W Senior Financing DAC (Panama), 6.88%, 09/15/2027(b)	500,000	446,250
Total U.S. Dollar Denominated Bonds & Notes (Cost $56,890,481)		51,997,993

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 High Yield Corporate Bond ETF (BSJR)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Money Market Funds-0.30%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(d)(e) (Cost $158,303)	158,303	$158,303
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.24% (Cost $57,048,784)		52,156,296
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.51%
Invesco Private Government Fund, 3.83%(d)(e)(f)	2,330,433	2,330,433
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.15%(d)(e)(f)	5,989,727	$5,990,925
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,320,319)		8,321,358
TOTAL INVESTMENTS IN SECURITIES-112.75% (Cost $65,369,103)		60,477,654
OTHER ASSETS LESS LIABILITIES-(12.75)%		(6,837,314)
NET ASSETS-100.00%		$53,640,340

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $38,532,303, which represented 71.83% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$251,169	$1,266,157	$(1,359,023)	$-	$-	$158,303	$3,805
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,155,557	5,036,845	(3,861,969)	-	-	2,330,433	18,186*
Invesco Private Prime Fund	4,009,984	10,995,932	(9,016,074)	709	374	5,990,925	49,197*
Total	$5,416,710	$17,298,934	$(14,237,066)	$709	$374	$8,479,661	$71,188

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)
November 30, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.89%
Aerospace & Defense-1.20%
Bombardier, Inc. (Canada), 6.00%, 02/15/2028(b)	$160,000	$147,763
BWX Technologies, Inc., 4.13%, 06/30/2028(b)	86,000	76,675
Spirit AeroSystems, Inc., 4.60%, 06/15/2028	130,000	100,984
		325,422
Airlines-0.46%
Cargo Aircraft Management, Inc., 4.75%, 02/01/2028(b)	140,000	125,331
Auto Components-1.13%
ANGI Group LLC, 3.88%, 08/15/2028(b)	80,000	60,218
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 04/01/2028(b)	90,000	79,160
Dana, Inc., 5.63%, 06/15/2028	80,000	73,502
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/2028(b)	110,000	93,874
		306,754
Automobiles-1.91%
Ford Motor Co., 6.63%, 10/01/2028	89,000	90,103
Ford Motor Credit Co. LLC, 2.90%, 02/16/2028	200,000	167,223
Jaguar Land Rover Automotive PLC (United Kingdom), 5.88%, 01/15/2028(b)	200,000	154,392
PM General Purchaser LLC, 9.50%, 10/01/2028(b)	120,000	105,470
		517,188
Biotechnology-0.74%
Emergent BioSolutions, Inc., 3.88%, 08/15/2028(b)	70,000	30,912
Grifols Escrow Issuer S.A. (Spain), 4.75%, 10/15/2028(b)(c)	200,000	168,288
		199,200
Capital Markets-2.04%
Coinbase Global, Inc., 3.38%, 10/01/2028(b)	160,000	92,995
NFP Corp.
4.88%, 08/15/2028(b)	90,000	78,124
6.88%, 08/15/2028(b)	451,000	382,899
		554,018
Chemicals-5.74%
ASP Unifrax Holdings, Inc., 5.25%, 09/30/2028(b)	200,000	165,400
Consolidated Energy Finance S.A. (Switzerland), 5.63%, 10/15/2028(b)	150,000	131,310
CVR Partners L.P./CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(b)	140,000	126,555
Element Solutions, Inc., 3.88%, 09/01/2028(b)	180,000	154,094
HB Fuller Co., 4.25%, 10/15/2028	70,000	62,100
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/2028(b)	100,000	82,659
Ingevity Corp., 3.88%, 11/01/2028(b)	85,000	72,553
Iris Holding, Inc., 10.00%, 12/15/2028(b)	100,000	87,674
LSB Industries, Inc., 6.25%, 10/15/2028(b)	150,000	138,159
Minerals Technologies, Inc., 5.00%, 07/01/2028(b)	90,000	79,433
Olympus Water US Holding Corp., 4.25%, 10/01/2028(b)	200,000	162,396
	Principal Amount	Value
Chemicals-(continued)
SCIH Salt Holdings, Inc., 4.88%, 05/01/2028(b)	$250,000	$221,325
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/2028(b)	91,000	73,843
		1,557,501
Commercial Services & Supplies-5.27%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.
4.63%, 06/01/2028(b)	200,000	168,500
4.63%, 06/01/2028(b)	200,000	169,850
GEO Group, Inc. (The), 10.50%, 06/30/2028	60,000	60,512
GFL Environmental, Inc. (Canada)
4.00%, 08/01/2028(b)	160,000	137,500
3.50%, 09/01/2028(b)(c)	160,000	139,375
Madison IAQ LLC, 4.13%, 06/30/2028(b)	140,000	120,408
MPH Acquisition Holdings LLC
5.50%, 09/01/2028(b)(c)	230,000	183,974
5.75%, 11/01/2028(b)(c)	243,000	171,078
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/2028(b)	300,000	279,456
		1,430,653
Communications Equipment-0.26%
Viasat, Inc., 6.50%, 07/15/2028(b)	92,000	70,929
Construction & Engineering-0.99%
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)	117,000	106,068
Pike Corp., 5.50%, 09/01/2028(b)	111,000	98,380
Railworks Holdings L.P./Railworks Rally, Inc., 8.25%, 11/15/2028(b)	69,000	63,618
		268,066
Construction Materials-0.84%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(b)	142,000	127,953
Williams Scotsman International, Inc., 4.63%, 08/15/2028(b)	110,000	100,140
		228,093
Consumer Finance-1.07%
FirstCash, Inc., 4.63%, 09/01/2028(b)	110,000	96,965
Navient Corp., 4.88%, 03/15/2028	110,000	89,980
OneMain Finance Corp., 3.88%, 09/15/2028	130,000	103,350
		290,295
Containers & Packaging-2.99%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/2028(b)	200,000	169,044
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	100,000	88,531
Graham Packaging Co., Inc., 7.13%, 08/15/2028(b)	102,000	86,309
Graphic Packaging International LLC, 3.50%, 03/15/2028(b)	90,000	78,406
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), 6.00%, 09/15/2028(b)	137,000	110,585
LABL, Inc., 5.88%, 11/01/2028(b)	80,000	70,904
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Containers & Packaging-(continued)
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, 10/15/2028(b)	$110,000	$96,109
Silgan Holdings, Inc., 4.13%, 02/01/2028	120,000	111,402
		811,290
Diversified Consumer Services-0.57%
Adtalem Global Education, Inc., 5.50%, 03/01/2028(b)	85,000	79,138
Grand Canyon University, 5.13%, 10/01/2028	80,000	74,424
		153,562
Diversified Financial Services-2.02%
AG Issuer LLC, 6.25%, 03/01/2028(b)	110,000	102,750
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	200,000	166,701
Midcap Financial Issuer Trust, 6.50%, 05/01/2028(b)	320,000	279,595
		549,046
Diversified Telecommunication Services-6.96%
Altice France Holding S.A. (Luxembourg), 6.00%, 02/15/2028, (Acquired 09/14/2020; Cost $196,914)(b)(d)	200,000	134,470
Altice France S.A. (France), 5.50%, 01/15/2028(b)	200,000	166,966
CommScope, Inc., 7.13%, 07/01/2028(b)	151,000	117,270
Consolidated Communications, Inc.
5.00%, 10/01/2028(b)	60,000	45,412
6.50%, 10/01/2028(b)	167,000	136,506
Frontier Communications Holdings LLC, 5.00%, 05/01/2028(b)	338,000	304,301
Iliad Holding S.A.S. (France), 7.00%, 10/15/2028(b)(c)	200,000	189,060
Level 3 Financing, Inc., 4.25%, 07/01/2028(b)	260,000	203,818
Lumen Technologies, Inc., Series G, 6.88%, 01/15/2028	60,000	48,332
Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 09/15/2028(b)	162,000	87,726
Switch Ltd., 3.75%, 09/15/2028(b)	130,000	131,222
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/2028(b)(c)	263,000	229,460
Zayo Group Holdings, Inc., 6.13%, 03/01/2028(b)	170,000	92,532
		1,887,075
Electric Utilities-1.24%
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 08/15/2028(b)	150,000	134,765
PG&E Corp., 5.00%, 07/01/2028(c)	220,000	201,084
		335,849
Electrical Equipment-0.54%
Vertiv Group Corp., 4.13%, 11/15/2028(b)	170,000	146,401
Energy Equipment & Services-1.20%
Archrock Partners L.P./Archrock Partners Finance Corp., 6.25%, 04/01/2028(b)	170,000	157,946
Bristow Group, Inc., 6.88%, 03/01/2028(b)	90,000	84,323
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	90,000	82,617
		324,886
	Principal Amount	Value
Entertainment-0.82%
Cinemark USA, Inc., 5.25%, 07/15/2028(b)	$170,000	$135,983
Live Nation Entertainment, Inc., 3.75%, 01/15/2028(b)	100,000	86,750
		222,733
Equity REITs-2.66%
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(b)	90,000	77,031
Diversified Healthcare Trust, 4.75%, 02/15/2028	80,000	54,922
Iron Mountain, Inc.
5.25%, 03/15/2028(b)	184,000	172,273
5.00%, 07/15/2028(b)	110,000	100,210
Necessity Retail REIT, Inc. (The)/American Finance Operating Partner L.P., 4.50%, 09/30/2028(b)	80,000	61,330
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/2028(b)	164,000	152,093
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 4.75%, 04/15/2028(b)	124,000	103,779
		721,638
Food & Staples Retailing-0.43%
C&S Group Enterprises LLC, 5.00%, 12/15/2028(b)	81,000	60,358
GPS Hospitality Holding Co. LLC/GPS Finco, Inc., 7.00%, 08/15/2028(b)	80,000	54,891
		115,249
Food Products-1.84%
Chobani LLC/Chobani Finance Corp., Inc., 4.63%, 11/15/2028(b)	63,000	55,585
Lamb Weston Holdings, Inc., 4.88%, 05/15/2028(b)	110,000	103,865
Post Holdings, Inc., 5.63%, 01/15/2028(b)	188,000	177,472
TKC Holdings, Inc., 6.88%, 05/15/2028(b)	90,000	71,027
TreeHouse Foods, Inc., 4.00%, 09/01/2028	107,000	91,320
		499,269
Health Care Equipment & Supplies-0.82%
Hologic, Inc., 4.63%, 02/01/2028(b)	60,000	56,796
Radiology Partners, Inc., 9.25%, 02/01/2028(b)	110,000	66,236
Teleflex, Inc., 4.25%, 06/01/2028(b)	110,000	100,416
		223,448
Health Care Providers & Services-1.91%
Akumin Escrow, Inc., 7.50%, 08/01/2028(b)	80,000	54,909
Avantor Funding, Inc., 4.63%, 07/15/2028(b)(c)	299,000	271,701
Cano Health LLC, 6.25%, 10/01/2028(b)	70,000	35,700
Molina Healthcare, Inc., 4.38%, 06/15/2028(b)	170,000	154,485
		516,795
Hotels, Restaurants & Leisure-4.95%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.38%, 01/15/2028(b)(c)	138,000	124,745
Aramark Services, Inc., 5.00%, 02/01/2028(b)(c)	230,000	215,180
Carnival Corp., 4.00%, 08/01/2028(b)	550,000	457,322
Churchill Downs, Inc., 4.75%, 01/15/2028(b)	150,000	136,145
Full House Resorts, Inc., 8.25%, 02/15/2028(b)	92,000	81,996
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028	59,000	51,847
MGM Resorts International, 4.75%, 10/15/2028(c)	117,000	103,735

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Station Casinos LLC, 4.50%, 02/15/2028(b)	$111,000	$98,007
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028(b)	82,000	73,405
		1,342,382
Household Durables-1.00%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(b)	50,000	44,444
CP Atlas Buyer, Inc., 7.00%, 12/01/2028(b)	84,000	61,706
Installed Building Products, Inc., 5.75%, 02/01/2028(b)	70,000	61,380
M/I Homes, Inc., 4.95%, 02/01/2028	62,000	54,042
Tri Pointe Homes, Inc., 5.70%, 06/15/2028	56,000	50,613
		272,185
Household Products-0.91%
Central Garden & Pet Co., 5.13%, 02/01/2028	70,000	64,666
Energizer Holdings, Inc., 4.75%, 06/15/2028(b)	112,000	97,770
Prestige Brands, Inc., 5.13%, 01/15/2028(b)	90,000	84,968
		247,404
Independent Power and Renewable Electricity Producers-3.01%
Calpine Corp.
4.50%, 02/15/2028(b)	250,000	228,687
5.13%, 03/15/2028(b)(c)	303,000	271,766
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)(c)	190,000	175,800
TerraForm Power Operating LLC, 5.00%, 01/31/2028(b)	152,000	141,145
		817,398
Interactive Media & Services-0.98%
Match Group Holdings II LLC, 4.63%, 06/01/2028(b)	110,000	98,454
Nexstar Media, Inc., 4.75%, 11/01/2028(b)(c)	192,000	168,398
		266,852
Internet & Direct Marketing Retail-0.15%
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 6.00%, 02/15/2028(b)	50,000	39,532
IT Services-3.35%
Ahead DB Holdings LLC, 6.63%, 05/01/2028(b)	88,000	71,792
Arches Buyer, Inc., 4.25%, 06/01/2028(b)	190,000	156,973
Cablevision Lightpath LLC, 5.63%, 09/15/2028(b)	200,000	152,491
Clarivate Science Holdings Corp., 3.88%, 07/01/2028(b)	200,000	179,477
Gartner, Inc., 4.50%, 07/01/2028(b)	140,000	131,976
ION Trading Technologies S.a.r.l. (Luxembourg), 5.75%, 05/15/2028(b)	200,000	163,422
Virtusa Corp., 7.13%, 12/15/2028(b)	70,000	52,619
		908,750
Machinery-1.16%
ATS Corp. (Canada), 4.13%, 12/15/2028(b)	80,000	68,658
GrafTech Finance, Inc., 4.63%, 12/15/2028(b)	110,000	91,827
Titan International, Inc., 7.00%, 04/30/2028	90,000	85,111
Wabash National Corp., 4.50%, 10/15/2028(b)	80,000	67,746
		313,342
Media-11.89%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(b)(c)	165,000	129,443
	Principal Amount	Value
Media-(continued)
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/2028(b)	$540,000	$491,065
Clear Channel Outdoor Holdings, Inc., 7.75%, 04/15/2028(b)	220,000	164,177
CSC Holdings LLC, 5.38%, 02/01/2028(b)	340,000	305,648
DISH DBS Corp.
7.38%, 07/01/2028	160,000	117,456
5.75%, 12/01/2028(b)	550,000	446,325
GCI LLC, 4.75%, 10/15/2028(b)	130,000	111,579
iHeartCommunications, Inc., 4.75%, 01/15/2028(b)	108,000	92,485
Lamar Media Corp., 3.75%, 02/15/2028(c)	111,000	98,593
McGraw-Hill Education, Inc., 5.75%, 08/01/2028(b)	180,000	159,863
National CineMedia LLC, 5.88%, 04/15/2028(b)	60,000	21,082
Sirius XM Radio, Inc., 4.00%, 07/15/2028(b)	440,000	389,312
TEGNA, Inc., 4.63%, 03/15/2028	222,000	209,655
UPC Holding B.V. (Netherlands), 5.50%, 01/15/2028(b)	200,000	178,312
Urban One, Inc., 7.38%, 02/01/2028(b)	165,000	139,645
Virgin Media Vendor Financing Notes IV DAC (Ireland), 5.00%, 07/15/2028(b)	200,000	171,711
		3,226,351
Metals & Mining-1.34%
Arconic Corp., 6.13%, 02/15/2028(b)	200,000	186,272
Kaiser Aluminum Corp., 4.63%, 03/01/2028(b)	110,000	96,908
Warrior Met Coal, Inc., 7.88%, 12/01/2028(b)	80,000	79,552
		362,732
Oil, Gas & Consumable Fuels-4.79%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 8.25%, 12/31/2028(b)	67,000	66,888
Callon Petroleum Co., 8.00%, 08/01/2028(b)	140,000	138,479
CVR Energy, Inc., 5.75%, 02/15/2028(b)	90,000	81,116
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/2028(b)	155,000	148,590
EnLink Midstream LLC, 5.63%, 01/15/2028(b)	110,000	106,268
EQM Midstream Partners L.P., 5.50%, 07/15/2028	187,000	173,499
Hess Midstream Operations L.P., 5.13%, 06/15/2028(b)	120,000	111,275
Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 02/01/2028(b)	112,000	102,178
Laredo Petroleum, Inc., 10.13%, 01/15/2028	66,000	66,238
Occidental Petroleum Corp., 6.38%, 09/01/2028	120,000	122,237
SM Energy Co., 6.50%, 07/15/2028	80,000	77,484
Weatherford International Ltd., 6.50%, 09/15/2028(b)	110,000	105,787
		1,300,039
Paper & Forest Products-0.65%
Clearwater Paper Corp., 4.75%, 08/15/2028(b)	60,000	53,448
Domtar Corp., 6.75%, 10/01/2028(b)	140,000	122,256
		175,704
Personal Products-0.56%
Edgewell Personal Care Co., 5.50%, 06/01/2028(b)(c)	160,000	150,791

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Pharmaceuticals-4.79%
Bausch Health Cos., Inc.
4.88%, 06/01/2028(b)	$300,000	$184,140
11.00%, 09/30/2028(b)	390,000	301,275
Cheplapharm Arzneimittel GmbH (Germany), 5.50%, 01/15/2028(b)	200,000	166,551
Elanco Animal Health, Inc., 6.40%, 08/28/2028	156,000	144,851
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, 11.50%, 12/15/2028(b)	140,000	120,854
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 04/30/2028(b)	425,000	382,623
		1,300,294
Professional Services-1.15%
ASGN, Inc., 4.63%, 05/15/2028(b)	130,000	116,240
CoreLogic, Inc., 4.50%, 05/01/2028(b)	120,000	88,717
KBR, Inc., 4.75%, 09/30/2028(b)	36,000	32,128
Science Applications International Corp., 4.88%, 04/01/2028(b)	80,000	74,272
		311,357
Real Estate Management & Development-0.72%
Forestar Group, Inc., 5.00%, 03/01/2028(b)	80,000	68,331
Howard Hughes Corp. (The), 5.38%, 08/01/2028(b)	140,000	126,848
		195,179
Semiconductors & Semiconductor Equipment-0.81%
Entegris, Inc., 4.38%, 04/15/2028(b)	88,000	77,705
ON Semiconductor Corp., 3.88%, 09/01/2028(b)	162,000	142,792
		220,497
Software-2.29%
Castle US Holding Corp., 9.50%, 02/15/2028(b)	65,000	32,938
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028(b)	100,000	90,981
Fair Isaac Corp., 4.00%, 06/15/2028(b)	156,000	142,932
MicroStrategy, Inc., 6.13%, 06/15/2028(b)(c)	100,000	74,262
NCR Corp., 5.00%, 10/01/2028(b)	130,000	112,978
PTC, Inc., 4.00%, 02/15/2028(b)	110,000	99,365
Rackspace Technology Global, Inc., 3.50%, 02/15/2028(b)	100,000	68,712
		622,168
Specialty Retail-3.52%
Asbury Automotive Group, Inc., 4.50%, 03/01/2028(c)	81,000	73,410
At Home Group, Inc., 4.88%, 07/15/2028(b)	50,000	36,459
Bath & Body Works, Inc., 5.25%, 02/01/2028(c)	100,000	92,238
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	160,000	135,914
Ken Garff Automotive LLC, 4.88%, 09/15/2028(b)	80,000	68,099
Michaels Cos., Inc. (The), 5.25%, 05/01/2028(b)(c)	130,000	95,391
	Principal Amount	Value
Specialty Retail-(continued)
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/2028(b)	$250,000	$228,700
SRS Distribution, Inc., 4.63%, 07/01/2028(b)	130,000	114,745
White Cap Buyer LLC, 6.88%, 10/15/2028(b)	128,000	110,481
		955,437
Technology Hardware, Storage & Peripherals-0.84%
Presidio Holdings, Inc., 8.25%, 02/01/2028(b)	110,000	98,647
Xerox Holdings Corp., 5.50%, 08/15/2028(b)(c)	160,000	128,968
		227,615
Thrifts & Mortgage Finance-0.56%
Nationstar Mortgage Holdings, Inc., 5.50%, 08/15/2028(b)	180,000	151,213
Trading Companies & Distributors-2.82%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/2028(b)	220,000	191,537
H&E Equipment Services, Inc., 3.88%, 12/15/2028(b)	270,000	229,731
United Rentals North America, Inc., 4.88%, 01/15/2028	360,000	344,088
		765,356
Total U.S. Dollar Denominated Bonds & Notes (Cost $29,662,233)		26,553,269
	Shares
Money Market Funds-0.25%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(e)(f) (Cost $69,161)	69,161	69,161
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.14% (Cost $29,731,394)		26,622,430
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.71%
Invesco Private Government Fund, 3.83%(e)(f)(g)	889,586	889,586
Invesco Private Prime Fund, 4.15%(e)(f)(g)	2,286,486	2,286,943
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,176,164)		3,176,529
TOTAL INVESTMENTS IN SECURITIES-109.85% (Cost $32,907,558)		29,798,959
OTHER ASSETS LESS LIABILITIES-(9.85)%		(2,672,207)
NET ASSETS-100.00%		$27,126,752

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)—(continued)
November 30, 2022
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $23,294,268, which represented 85.87% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Restricted security. The value of this security at November 30, 2022 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$145,115	$1,335,688	$(1,411,642)	$-	$-	$69,161	$2,334
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	480,278	1,810,193	(1,400,885)	-	-	889,586	5,984*
Invesco Private Prime Fund	1,235,001	3,889,975	(2,838,235)	281	(79)	2,286,943	16,253*
Total	$1,860,394	$7,035,856	$(5,650,762)	$281	$(79)	$3,245,690	$24,571

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)
November 30, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.00%
Aerospace & Defense-1.13%
BWX Technologies, Inc., 4.13%, 04/15/2029(b)	$20,000	$17,635
TransDigm, Inc.
4.63%, 01/15/2029	70,000	60,957
4.88%, 05/01/2029	40,000	34,977
		113,569
Airlines-1.02%
United Airlines, Inc., 4.63%, 04/15/2029(b)	115,000	101,851
Auto Components-2.08%
American Axle & Manufacturing, Inc., 5.00%, 10/01/2029	30,000	25,992
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/2029(b)(c)	40,000	35,242
Goodyear Tire & Rubber Co. (The), 5.00%, 07/15/2029(c)	40,000	34,881
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	70,000	61,667
Patrick Industries, Inc., 4.75%, 05/01/2029(b)	30,000	23,599
Real Hero Merger Sub 2, Inc., 6.25%, 02/01/2029(b)	40,000	27,668
		209,049
Automobiles-2.34%
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/2029(b)	40,000	26,669
Ford Motor Credit Co. LLC, 5.11%, 05/03/2029	200,000	183,913
Thor Industries, Inc., 4.00%, 10/15/2029(b)	30,000	23,883
		234,465
Beverages-0.81%
Primo Water Holdings, Inc. (Canada), 4.38%, 04/30/2029(b)	40,000	34,393
Triton Water Holdings, Inc., 6.25%, 04/01/2029(b)	60,000	46,800
		81,193
Building Products-0.85%
GYP Holdings III Corp., 4.63%, 05/01/2029(b)	20,000	16,219
Park River Holdings, Inc.
5.63%, 02/01/2029(b)	20,000	13,684
6.75%, 08/01/2029(b)	20,000	13,701
PGT Innovations, Inc., 4.38%, 10/01/2029(b)	30,000	25,304
Shea Homes L.P./Shea Homes Funding Corp., 4.75%, 04/01/2029	20,000	16,554
		85,462
Capital Markets-0.58%
APX Group, Inc., 5.75%, 07/15/2029(b)	50,000	42,749
Armor Holdco, Inc., 8.50%, 11/15/2029(b)	20,000	14,982
		57,731
Chemicals-3.76%
ASP Unifrax Holdings, Inc., 7.50%, 09/30/2029(b)(c)	20,000	13,212
Chemours Co. (The), 4.63%, 11/15/2029(b)	40,000	32,275
Diamond BC B.V., 4.63%, 10/01/2029(b)	40,000	30,228
LSF11 A5 Holdco LLC, 6.63%, 10/15/2029(b)	20,000	16,283
Methanex Corp. (Canada), 5.25%, 12/15/2029	40,000	35,780
NOVA Chemicals Corp. (Canada), 4.25%, 05/15/2029(b)(c)	30,000	25,065
SCIH Salt Holdings, Inc., 6.63%, 05/01/2029(b)	40,000	33,165
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/2029(c)	30,000	24,563
SK Invictus Intermediate II S.a.r.l. (Luxembourg), 5.00%, 10/30/2029(b)	40,000	32,047
	Principal Amount	Value
Chemicals-(continued)
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.13%, 04/01/2029(b)	$20,000	$12,758
Tronox, Inc., 4.63%, 03/15/2029(b)	80,000	64,139
WR Grace Holdings LLC, 5.63%, 08/15/2029(b)	70,000	57,886
		377,401
Commercial Services & Supplies-4.09%
ACCO Brands Corp., 4.25%, 03/15/2029(b)	30,000	25,094
ADT Security Corp. (The), 4.13%, 08/01/2029(b)	60,000	52,425
APi Group DE, Inc.
4.13%, 07/15/2029(b)	20,000	16,658
4.75%, 10/15/2029(b)	10,000	8,600
Covanta Holding Corp., 4.88%, 12/01/2029(b)	60,000	50,779
Deluxe Corp., 8.00%, 06/01/2029(b)	30,000	24,877
First Student Bidco, Inc./First Transit Parent, Inc., 4.00%, 07/31/2029(b)	40,000	33,277
Garda World Security Corp. (Canada), 6.00%, 06/01/2029(b)	30,000	23,805
GFL Environmental, Inc. (Canada)
4.75%, 06/15/2029(b)	30,000	26,362
4.38%, 08/15/2029(b)	30,000	25,778
Madison IAQ LLC, 5.88%, 06/30/2029(b)	80,000	58,871
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/2029(b)	40,000	23,771
Pitney Bowes, Inc., 7.25%, 03/15/2029(b)	20,000	14,438
Stericycle, Inc., 3.88%, 01/15/2029(b)	30,000	26,148
		410,883
Communications Equipment-0.16%
Viavi Solutions, Inc., 3.75%, 10/01/2029(b)	20,000	16,536
Construction & Engineering-0.79%
Arcosa, Inc., 4.38%, 04/15/2029(b)	20,000	17,415
Dycom Industries, Inc., 4.50%, 04/15/2029(b)	30,000	25,448
MasTec, Inc., 6.63%, 08/15/2029(b)	20,000	18,749
VM Consolidated, Inc., 5.50%, 04/15/2029(b)	20,000	17,632
		79,244
Construction Materials-0.28%
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029(b)	20,000	15,532
Victors Merger Corp., 6.38%, 05/15/2029(b)	20,000	12,822
		28,354
Consumer Finance-1.31%
Navient Corp., 5.50%, 03/15/2029	50,000	40,859
OneMain Finance Corp., 5.38%, 11/15/2029	40,000	33,462
Paysafe Finance PLC/Paysafe Holdings US Corp., 4.00%, 06/15/2029(b)	20,000	14,932
PRA Group, Inc., 5.00%, 10/01/2029(b)	20,000	16,414
PROG Holdings, Inc., 6.00%, 11/15/2029(b)	30,000	26,190
		131,857
Containers & Packaging-1.05%
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029(b)	30,000	28,912
Graphic Packaging International LLC, 3.50%, 03/01/2029(b)	20,000	16,994
LABL, Inc., 8.25%, 11/01/2029(b)	30,000	24,150
Sealed Air Corp., 5.00%, 04/15/2029(b)(c)	20,000	18,620
TriMas Corp., 4.13%, 04/15/2029(b)	20,000	17,086
		105,762
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Distributors-0.08%
Resideo Funding, Inc., 4.00%, 09/01/2029(b)	$10,000	$7,856
Diversified Consumer Services-0.47%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	20,000	14,995
Signal Parent, Inc., 6.13%, 04/01/2029(b)	10,000	4,415
StoneMor, Inc., 8.50%, 05/15/2029(b)	20,000	16,325
WW International, Inc., 4.50%, 04/15/2029(b)	20,000	11,572
		47,307
Diversified Financial Services-1.68%
Aretec Escrow Issuer, Inc., 7.50%, 04/01/2029(b)	20,000	16,279
Cobra AcquisitionCo LLC, 6.38%, 11/01/2029(b)	20,000	13,505
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029(b)	82,000	71,788
Hightower Holding LLC, 6.75%, 04/15/2029(b)	10,000	8,334
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(b)	30,000	26,374
United Wholesale Mortgage LLC, 5.50%, 04/15/2029(b)	40,000	32,691
		168,971
Diversified Telecommunication Services-5.97%
Altice France S.A. (France)
5.13%, 07/15/2029(b)	200,000	155,352
5.50%, 10/15/2029(b)	200,000	157,975
CommScope, Inc., 4.75%, 09/01/2029(b)	70,000	58,716
Frontier Communications Holdings LLC
6.75%, 05/01/2029(b)	52,000	43,719
5.88%, 11/01/2029	40,000	31,980
Level 3 Financing, Inc.
3.63%, 01/15/2029(b)	60,000	43,759
3.75%, 07/15/2029(b)	70,000	50,659
Lumen Technologies, Inc., 4.50%, 01/15/2029(b)	40,000	27,061
Switch Ltd., 4.13%, 06/15/2029(b)	30,000	30,228
		599,449
Electric Utilities-1.57%
DPL, Inc., 4.35%, 04/15/2029	20,000	17,759
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/2029(b)	20,000	16,570
NRG Energy, Inc.
3.38%, 02/15/2029(b)	30,000	24,930
5.25%, 06/15/2029(b)	40,000	36,912
Vistra Operations Co. LLC, 4.38%, 05/01/2029(b)(c)	70,000	61,635
		157,806
Electronic Equipment, Instruments & Components-1.99%
Coherent Corp., 5.00%, 12/15/2029(b)	80,000	70,704
Imola Merger Corp., 4.75%, 05/15/2029(b)	116,000	103,665
TTM Technologies, Inc., 4.00%, 03/01/2029(b)(c)	30,000	25,501
		199,870
Energy Equipment & Services-0.58%
Colgate Energy Partners III LLC, 5.88%, 07/01/2029(b)	30,000	27,631
Global Partners L.P./GLP Finance Corp., 6.88%, 01/15/2029	13,000	11,643
Precision Drilling Corp. (Canada), 6.88%, 01/15/2029(b)	20,000	18,931
		58,205
Entertainment-1.58%
AMC Entertainment Holdings, Inc., 7.50%, 02/15/2029(b)	50,000	28,558
	Principal Amount	Value
Entertainment-(continued)
Jacobs Entertainment, Inc., 6.75%, 02/15/2029(b)	$40,000	$35,638
Lions Gate Capital Holdings LLC, 5.50%, 04/15/2029(b)	57,000	37,125
Playtika Holding Corp., 4.25%, 03/15/2029(b)	50,000	40,302
WMG Acquisition Corp., 3.75%, 12/01/2029(b)(c)	20,000	17,286
		158,909
Equity REITs-2.69%
Iron Mountain, Inc., 4.88%, 09/15/2029(b)	60,000	52,873
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/2029(b)	58,000	49,738
RHP Hotel Properties L.P./RHP Finance Corp., 4.50%, 02/15/2029(b)	30,000	26,155
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)	20,000	16,796
SBA Communications Corp., 3.13%, 02/01/2029	70,000	58,514
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/2029(b)	55,000	40,442
XHR L.P., 4.88%, 06/01/2029(b)	30,000	25,317
		269,835
Food & Staples Retailing-2.31%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.50%, 03/15/2029(b)	70,000	58,396
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029(b)	20,000	16,530
Performance Food Group, Inc., 4.25%, 08/01/2029(b)	60,000	52,776
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc., 4.63%, 03/01/2029(b)	50,000	41,188
US Foods, Inc., 4.75%, 02/15/2029(b)	70,000	62,922
		231,812
Food Products-0.23%
TKC Holdings, Inc., 10.50%, 05/15/2029(b)	40,000	22,869
Gas Utilities-0.59%
Ferrellgas L.P./Ferrellgas Finance Corp., 5.88%, 04/01/2029(b)	40,000	33,751
Superior Plus L.P./Superior General Partner, Inc. (Canada), 4.50%, 03/15/2029(b)	30,000	25,650
		59,401
Health Care Equipment & Supplies-3.61%
Hologic, Inc., 3.25%, 02/15/2029(b)	40,000	34,896
Medline Borrower L.P.
3.88%, 04/01/2029(b)	250,000	213,406
5.25%, 10/01/2029(b)	140,000	114,258
		362,560
Health Care Providers & Services-3.08%
Acadia Healthcare Co., Inc., 5.00%, 04/15/2029(b)	20,000	18,483
AHP Health Partners, Inc., 5.75%, 07/15/2029(b)	20,000	15,708
Avantor Funding, Inc., 3.88%, 11/01/2029(b)	50,000	42,937
Community Health Systems, Inc., 6.00%, 01/15/2029(b)	50,000	41,593
HealthEquity, Inc., 4.50%, 10/01/2029(b)	30,000	25,987
LifePoint Health, Inc., 5.38%, 01/15/2029(b)	20,000	11,666
ModivCare Escrow Issuer, Inc., 5.00%, 10/01/2029(b)	30,000	24,900
Option Care Health, Inc., 4.38%, 10/31/2029(b)	40,000	34,125

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Health Care Providers & Services-(continued)
Owens & Minor, Inc., 4.50%, 03/31/2029(b)	$30,000	$24,223
Tenet Healthcare Corp., 4.25%, 06/01/2029(b)	80,000	69,190
		308,812
Hotels, Restaurants & Leisure-6.01%
1011778 BC ULC/New Red Finance, Inc. (Canada), 3.50%, 02/15/2029(b)	40,000	34,092
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/2029(b)	20,000	17,228
Boyne USA, Inc., 4.75%, 05/15/2029(b)	30,000	26,521
Caesars Entertainment, Inc., 4.63%, 10/15/2029(b)	70,000	58,646
Carnival Corp., 6.00%, 05/01/2029(b)	90,000	63,844
Carrols Restaurant Group, Inc., 5.88%, 07/01/2029(b)	10,000	7,039
Cedar Fair L.P., 5.25%, 07/15/2029(c)	40,000	35,016
Everi Holdings, Inc., 5.00%, 07/15/2029(b)	20,000	17,330
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, 01/15/2029(b)	60,000	52,764
Hilton Domestic Operating Co., Inc., 3.75%, 05/01/2029(b)	50,000	44,016
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 5.00%, 06/01/2029(b)	50,000	43,359
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(b)	20,000	15,633
Marriott Ownership Resorts, Inc., 4.50%, 06/15/2029(b)	30,000	25,326
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/2029(b)	40,000	34,589
Papa John’s International, Inc., 3.88%, 09/15/2029(b)	20,000	16,745
Penn Entertainment, Inc., 4.13%, 07/01/2029(b)	20,000	16,337
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/2029(b)	30,000	23,754
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029(b)	45,000	38,834
Travel + Leisure Co., 4.50%, 12/01/2029(b)	40,000	32,478
		603,551
Household Durables-1.14%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 08/01/2029(b)	20,000	15,721
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), 5.00%, 06/15/2029(b)	20,000	15,749
Century Communities, Inc., 3.88%, 08/15/2029(b)	30,000	24,265
LGI Homes, Inc., 4.00%, 07/15/2029(b)	20,000	15,135
Meritage Homes Corp., 3.88%, 04/15/2029(b)	30,000	25,478
SWF Escrow Issuer Corp., 6.50%, 10/01/2029(b)	30,000	17,715
		114,063
Household Products-0.51%
Energizer Holdings, Inc., 4.38%, 03/31/2029(b)	60,000	51,134
Independent Power and Renewable Electricity Producers-0.34%
Calpine Corp., 4.63%, 02/01/2029(b)	40,000	34,586
Industrial Conglomerates-0.34%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.38%, 02/01/2029	40,000	33,719
	Principal Amount	Value
Insurance-2.11%
Acrisure LLC/Acrisure Finance, Inc.
4.25%, 02/15/2029(b)	$40,000	$32,664
6.00%, 08/01/2029(b)	20,000	16,032
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.88%, 11/01/2029(b)	30,000	25,659
AmWINS Group, Inc., 4.88%, 06/30/2029(b)	60,000	51,960
AssuredPartners, Inc., 5.63%, 01/15/2029(b)	30,000	25,530
BroadStreet Partners, Inc., 5.88%, 04/15/2029(b)	40,000	34,066
HUB International Ltd., 5.63%, 12/01/2029(b)	30,000	26,312
		212,223
Interactive Media & Services-0.53%
Match Group Holdings II LLC, 5.63%, 02/15/2029(b)	30,000	27,595
Scripps Escrow II, Inc., 3.88%, 01/15/2029(b)	30,000	25,081
		52,676
Internet & Direct Marketing Retail-0.42%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/2029(b)	50,000	42,314
IT Services-1.65%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	50,000	42,874
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(b)	30,000	24,655
Endurance International Group Holdings, Inc., 6.00%, 02/15/2029(b)	20,000	13,448
Gartner, Inc., 3.63%, 06/15/2029(b)	30,000	26,310
Twilio, Inc., 3.63%, 03/15/2029	30,000	24,788
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/2029(b)	40,000	33,388
		165,463
Leisure Products-0.23%
Vista Outdoor, Inc., 4.50%, 03/15/2029(b)	30,000	22,849
Life Sciences Tools & Services-0.23%
Syneos Health, Inc., 3.63%, 01/15/2029(b)	30,000	23,506
Machinery-1.09%
Mueller Water Products, Inc., 4.00%, 06/15/2029(b)	30,000	25,837
OT Merger Corp., 7.88%, 10/15/2029(b)	20,000	11,715
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	30,000	26,310
Terex Corp., 5.00%, 05/15/2029(b)	50,000	45,300
		109,162
Media-9.77%
Altice Financing S.A. (Luxembourg), 5.75%, 08/15/2029, (Acquired 09/01/2022; Cost $161,493)(b)(d)	200,000	163,776
AMC Networks, Inc., 4.25%, 02/15/2029	60,000	44,396
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/2029(b)	112,000	101,773
6.38%, 09/01/2029(b)	80,000	75,571
Clear Channel Outdoor Holdings, Inc., 7.50%, 06/01/2029(b)	70,000	51,579
Lamar Media Corp., 4.88%, 01/15/2029	20,000	18,517
Liberty Interactive LLC, 8.50%, 07/15/2029	20,000	10,786
McGraw-Hill Education, Inc., 8.00%, 08/01/2029(b)	40,000	34,013
News Corp., 3.88%, 05/15/2029(b)	60,000	53,405
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 01/15/2029(b)	30,000	25,080
Stagwell Global LLC, 5.63%, 08/15/2029(b)	60,000	51,520
TEGNA, Inc., 5.00%, 09/15/2029	80,000	75,025

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Media-(continued)
Univision Communications, Inc., 4.50%, 05/01/2029(b)	$80,000	$68,196
Videotron Ltd. (Canada), 3.63%, 06/15/2029(b)	28,000	23,651
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	200,000	182,716
		980,004
Metals & Mining-1.26%
ATI, Inc., 4.88%, 10/01/2029	20,000	17,079
Cleveland-Cliffs, Inc., 4.63%, 03/01/2029(b)(c)	31,000	27,103
Coeur Mining, Inc., 5.13%, 02/15/2029(b)	20,000	15,345
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	30,000	26,895
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	30,000	25,449
TMS International Corp., 6.25%, 04/15/2029(b)	20,000	14,427
		126,298
Mortgage REITs-0.65%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/2029(b)	30,000	23,935
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/2029(b)	50,000	41,007
		64,942
Oil, Gas & Consumable Fuels-5.66%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/2029(b)	20,000	18,012
CNX Resources Corp., 6.00%, 01/15/2029(b)	31,000	29,095
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.00%, 02/01/2029(b)	36,000	33,247
DT Midstream, Inc., 4.13%, 06/15/2029(b)	50,000	44,113
EnLink Midstream LLC, 5.38%, 06/01/2029	20,000	18,873
EQM Midstream Partners L.P., 4.50%, 01/15/2029(b)	50,000	44,004
Hilcorp Energy I L.P./Hilcorp Finance Co., 5.75%, 02/01/2029(b)	30,000	27,726
ITT Holdings LLC, 6.50%, 08/01/2029(b)	90,000	77,121
Laredo Petroleum, Inc., 7.75%, 07/31/2029(b)	20,000	19,100
MEG Energy Corp. (Canada), 5.88%, 02/01/2029(b)	32,000	30,114
Parkland Corp. (Canada), 4.50%, 10/01/2029(b)	50,000	42,390
Rockcliff Energy II LLC, 5.50%, 10/15/2029(b)	40,000	36,601
Southwestern Energy Co., 5.38%, 02/01/2029	36,000	34,020
Sunoco L.P./Sunoco Finance Corp., 4.50%, 05/15/2029	40,000	34,687
Teine Energy Ltd. (Canada), 6.88%, 04/15/2029(b)	20,000	18,144
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/2029(b)	70,000	60,546
		567,793
Paper & Forest Products-0.77%
Glatfelter Corp., 4.75%, 11/15/2029(b)	25,000	16,363
Mercer International, Inc. (Germany), 5.13%, 02/01/2029	50,000	42,379
Sylvamo Corp., 7.00%, 09/01/2029(b)	20,000	19,023
		77,765
Personal Products-0.61%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 01/15/2029(b)	30,000	26,449
Edgewell Personal Care Co., 4.13%, 04/01/2029(b)	40,000	34,814
		61,263
Pharmaceuticals-2.50%
AdaptHealth LLC, 4.63%, 08/01/2029(b)	30,000	25,097
	Principal Amount	Value
Pharmaceuticals-(continued)
Catalent Pharma Solutions, Inc., 3.13%, 02/15/2029(b)	$30,000	$24,560
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 06/01/2029(b)	30,000	21,311
Jazz Securities DAC, 4.38%, 01/15/2029(b)	200,000	179,951
		250,919
Professional Services-0.60%
AMN Healthcare, Inc., 4.00%, 04/15/2029(b)	20,000	17,247
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)	30,000	25,847
TriNet Group, Inc., 3.50%, 03/01/2029(b)	20,000	16,660
		59,754
Real Estate Management & Development-1.30%
Howard Hughes Corp. (The), 4.13%, 02/01/2029(b)	40,000	33,144
Hunt Cos., Inc., 5.25%, 04/15/2029(b)	40,000	33,241
Kennedy-Wilson, Inc., 4.75%, 03/01/2029	30,000	24,401
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/2029(b)	53,000	39,549
		130,335
Road & Rail-1.39%
Carriage Purchaser, Inc., 7.88%, 10/15/2029(b)	20,000	14,435
Hertz Corp. (The), 5.00%, 12/01/2029(b)	70,000	55,644
Uber Technologies, Inc., 4.50%, 08/15/2029(b)	80,000	69,620
		139,699
Semiconductors & Semiconductor Equipment-0.42%
Entegris, Inc., 3.63%, 05/01/2029(b)(c)	20,000	16,622
Synaptics, Inc., 4.00%, 06/15/2029(b)	30,000	25,128
		41,750
Software-3.59%
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/2029(b)	50,000	48,319
Cloud Software Group Holdings, Inc., 6.50%, 03/31/2029(b)	150,000	129,815
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	40,000	33,335
Elastic N.V., 4.13%, 07/15/2029(b)	30,000	24,398
NCR Corp., 5.13%, 04/15/2029(b)	70,000	60,454
Open Text Corp. (Canada), 3.88%, 12/01/2029(b)	50,000	39,926
Rocket Software, Inc., 6.50%, 02/15/2029(b)	30,000	23,639
		359,886
Specialty Retail-4.71%
Arko Corp., 5.13%, 11/15/2029(b)	30,000	23,894
Asbury Automotive Group, Inc., 4.63%, 11/15/2029(b)	60,000	51,752
At Home Group, Inc., 7.13%, 07/15/2029(b)	20,000	11,750
Carvana Co., 4.88%, 09/01/2029(b)	25,000	8,367
Foot Locker, Inc., 4.00%, 10/01/2029(b)	20,000	16,328
Gap, Inc. (The), 3.63%, 10/01/2029(b)	40,000	30,782
LBM Acquisition LLC, 6.25%, 01/15/2029(b)	40,000	27,587
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	80,000	67,036
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	50,000	42,013
Michaels Cos., Inc. (The), 7.88%, 05/01/2029(b)	60,000	35,588
Penske Automotive Group, Inc., 3.75%, 06/15/2029	20,000	16,685
Rent-A-Center, Inc., 6.38%, 02/15/2029(b)	30,000	24,723
Sonic Automotive, Inc., 4.63%, 11/15/2029(b)	40,000	33,049

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Specialty Retail-(continued)
SRS Distribution, Inc.
6.13%, 07/01/2029(b)	$30,000	$24,932
6.00%, 12/01/2029(b)	50,000	41,053
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)	20,000	16,905
		472,444
Technology Hardware, Storage & Peripherals-0.48%
Seagate HDD Cayman
4.09%, 06/01/2029	30,000	24,877
3.13%, 07/15/2029	30,000	23,273
		48,150
Textiles, Apparel & Luxury Goods-0.55%
Crocs, Inc., 4.25%, 03/15/2029(b)	20,000	16,446
Kontoor Brands, Inc., 4.13%, 11/15/2029(b)	20,000	16,323
Wolverine World Wide, Inc., 4.00%, 08/15/2029(b)(c)	30,000	22,236
		55,005
Thrifts & Mortgage Finance-0.48%
PennyMac Financial Services, Inc., 4.25%, 02/15/2029(b)	20,000	15,933
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.63%, 03/01/2029(b)	40,000	31,872
		47,805
Tobacco-0.43%
Vector Group Ltd., 5.75%, 02/01/2029(b)	50,000	43,062
Trading Companies & Distributors-0.55%
Beacon Roofing Supply, Inc., 4.13%, 05/15/2029(b)	20,000	16,853
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)	20,000	16,236
Foundation Building Materials, Inc., 6.00%, 03/01/2029(b)	30,000	22,441
		55,530
Total U.S. Dollar Denominated Bonds & Notes (Cost $11,269,039)		9,734,669
	Shares	Value
Money Market Funds-0.64%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(e)(f) (Cost $63,660)	63,660	$63,660
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.64% (Cost $11,332,699)		9,798,329
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.54%
Invesco Private Government Fund, 3.83%(e)(f)(g)	99,506	99,506
Invesco Private Prime Fund, 4.15%(e)(f)(g)	255,760	255,811
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $355,269)		355,317
TOTAL INVESTMENTS IN SECURITIES-101.18% (Cost $11,687,968)		10,153,646
OTHER ASSETS LESS LIABILITIES-(1.18)%		(117,937)
NET ASSETS-100.00%		$10,035,709

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $8,610,979, which represented 85.80% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Restricted security. The value of this security at November 30, 2022 represented 1.63% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$25,686	$364,946	$(326,972)	$-	$-	$63,660	$920
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 High Yield Corporate Bond ETF (BSJT)—(continued)
November 30, 2022
(Unaudited)
	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$54,169	$397,580	$(352,243)	$-	$-	$99,506	$884*
Invesco Private Prime Fund	139,293	839,177	(722,693)	35	(1)	255,811	2,377*
Total	$219,148	$1,601,703	$(1,401,908)	$35	$(1)	$418,977	$4,181

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)
November 30, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-94.43%
Auto Components-0.41%
Dana, Inc., 4.25%, 09/01/2030	$25,000	$20,036
Automobiles-3.46%
Ford Motor Credit Co. LLC, 4.00%, 11/13/2030	200,000	169,418
Building Products-2.12%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030(b)	30,000	28,908
Masonite International Corp., 3.50%, 02/15/2030(b)	25,000	19,537
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/2030(b)	30,000	24,636
Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, 04/15/2030(b)	35,000	30,952
		104,033
Chemicals-0.90%
Avient Corp., 7.13%, 08/01/2030(b)	45,000	43,989
Commercial Services & Supplies-0.44%
Covanta Holding Corp., 5.00%, 09/01/2030	25,000	21,414
Communications Equipment-0.43%
Ciena Corp., 4.00%, 01/31/2030(b)	25,000	20,997
Consumer Finance-1.42%
FirstCash, Inc., 5.63%, 01/01/2030(b)	35,000	31,880
OneMain Finance Corp., 4.00%, 09/15/2030	50,000	37,541
		69,421
Containers & Packaging-4.03%
Ball Corp., 2.88%, 08/15/2030	80,000	64,087
Clydesdale Acquisition Holdings, Inc., 8.75%, 04/15/2030(b)	70,000	63,052
Crown Americas LLC, 5.25%, 04/01/2030(b)	30,000	27,740
Graphic Packaging International LLC, 3.75%, 02/01/2030(b)	25,000	21,268
OI European Group B.V., 4.75%, 02/15/2030(b)	25,000	21,614
		197,761
Diversified Consumer Services-0.85%
Service Corp. International, 3.38%, 08/15/2030	50,000	41,746
Diversified Financial Services-0.86%
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	50,000	42,133
Diversified Telecommunication Services-6.04%
Frontier Communications Holdings LLC
6.00%, 01/15/2030(b)	60,000	48,247
8.75%, 05/15/2030(b)	75,000	77,339
Intelsat Jackson Holdings S.A. (Luxembourg), 6.50%, 03/15/2030(b)	185,000	170,625
		296,211
Electric Utilities-1.11%
PG&E Corp., 5.25%, 07/01/2030	60,000	54,399
Entertainment-1.53%
ROBLOX Corp., 3.88%, 05/01/2030(b)	60,000	49,140
WMG Acquisition Corp., 3.88%, 07/15/2030(b)	30,000	26,010
		75,150
Equity REITs-2.06%
Iron Mountain, Inc., 5.25%, 07/15/2030(b)	80,000	72,101
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/2030(b)	40,000	28,932
		101,033
	Principal Amount	Value
Food & Staples Retailing-0.53%
US Foods, Inc., 4.63%, 06/01/2030(b)	$30,000	$26,250
Food Products-2.08%
Darling Ingredients, Inc., 6.00%, 06/15/2030(b)	50,000	48,817
Lamb Weston Holdings, Inc., 4.13%, 01/31/2030(b)	60,000	53,139
		101,956
Health Care Equipment & Supplies-0.81%
Embecta Corp.
5.00%, 02/15/2030(b)	30,000	25,782
6.75%, 02/15/2030(b)	15,000	13,715
		39,497
Health Care Providers & Services-10.29%
Community Health Systems, Inc., 5.25%, 05/15/2030(b)	100,000	76,500
DaVita, Inc., 4.63%, 06/01/2030(b)	175,000	140,473
Molina Healthcare, Inc., 3.88%, 11/15/2030(b)	40,000	34,450
Owens & Minor, Inc., 6.63%, 04/01/2030(b)	40,000	34,927
Pediatrix Medical Group, Inc., 5.38%, 02/15/2030(b)	25,000	21,141
Tenet Healthcare Corp.
4.38%, 01/15/2030(b)	90,000	78,649
6.13%, 06/15/2030(b)	125,000	118,475
		504,615
Health Care Technology-2.30%
AthenaHealth Group, Inc., 6.50%, 02/15/2030(b)	150,000	112,516
Hotels, Restaurants & Leisure-6.80%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	180,000	150,555
Carnival Corp., 10.50%, 06/01/2030(b)	60,000	51,271
CDI Escrow Issuer, Inc., 5.75%, 04/01/2030(b)	75,000	68,344
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/2030(b)	75,000	63,253
		333,423
Household Durables-2.22%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/2030(b)	25,000	19,295
KB Home, 7.25%, 07/15/2030	20,000	19,113
M/I Homes, Inc., 3.95%, 02/15/2030	20,000	15,362
Mattamy Group Corp. (Canada), 4.63%, 03/01/2030(b)	35,000	28,938
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030(b)	30,000	26,145
		108,853
Household Products-0.86%
Central Garden & Pet Co., 4.13%, 10/15/2030	30,000	25,026
Spectrum Brands, Inc., 5.50%, 07/15/2030(b)	20,000	17,164
		42,190
Insurance-0.44%
Ryan Specialty Group LLC, 4.38%, 02/01/2030(b)	25,000	21,406
Interactive Media & Services-1.12%
Ziff Davis, Inc., 4.63%, 10/15/2030(b)	30,000	26,089
ZipRecruiter, Inc., 5.00%, 01/15/2030(b)	35,000	28,623
		54,712
IT Services-2.97%
Condor Merger Sub, Inc., 7.38%, 02/15/2030(b)	125,000	102,528
Gartner, Inc., 3.75%, 10/01/2030(b)	50,000	42,834
		145,362
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Machinery-0.51%
SPX FLOW, Inc., 8.75%, 04/01/2030(b)	$30,000	$24,882
Media-8.29%
Cable One, Inc., 4.00%, 11/15/2030(b)	40,000	31,594
Gray Television, Inc., 4.75%, 10/15/2030(b)	50,000	37,077
Lamar Media Corp., 4.00%, 02/15/2030	35,000	30,625
Sinclair Television Group, Inc., 4.13%, 12/01/2030(b)	45,000	34,483
Sirius XM Radio, Inc., 4.13%, 07/01/2030(b)	90,000	75,594
Univision Communications, Inc., 7.38%, 06/30/2030(b)	30,000	29,738
Virgin Media Secured Finance PLC (United Kingdom), 4.50%, 08/15/2030(b)	200,000	167,298
		406,409
Metals & Mining-0.75%
Carpenter Technology Corp., 7.63%, 03/15/2030	20,000	19,778
Commercial Metals Co., 4.13%, 01/15/2030	20,000	17,247
		37,025
Oil, Gas & Consumable Fuels-17.23%
Callon Petroleum Co., 7.50%, 06/15/2030(b)	35,000	32,979
CNX Midstream Partners L.P., 4.75%, 04/15/2030(b)	25,000	20,879
Comstock Resources, Inc., 5.88%, 01/15/2030(b)	60,000	54,681
EQM Midstream Partners L.P., 7.50%, 06/01/2030(b)	30,000	29,785
Hess Midstream Operations L.P.
4.25%, 02/15/2030(b)	50,000	42,813
5.50%, 10/15/2030(b)	30,000	27,528
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.00%, 04/15/2030(b)	30,000	27,610
Kinetik Holdings L.P., 5.88%, 06/15/2030(b)	70,000	65,877
NuStar Logistics L.P., 6.38%, 10/01/2030	35,000	32,615
Occidental Petroleum Corp.
8.88%, 07/15/2030	60,000	68,859
6.63%, 09/01/2030	95,000	99,227
Parkland Corp. (Canada), 4.63%, 05/01/2030(b)	50,000	41,990
Range Resources Corp., 4.75%, 02/15/2030(b)	30,000	26,701
Southwestern Energy Co., 5.38%, 03/15/2030	75,000	69,466
Sunoco L.P./Sunoco Finance Corp., 4.50%, 04/30/2030	50,000	43,446
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 12/31/2030(b)	45,000	40,500
Vermilion Energy, Inc. (Canada), 6.88%, 05/01/2030(b)	25,000	23,469
Weatherford International Ltd., 8.63%, 04/30/2030(b)	100,000	96,020
		844,445
	Principal Amount	Value
Personal Products-1.08%
BellRing Brands, Inc., 7.00%, 03/15/2030(b)	$55,000	$53,208
Pharmaceuticals-4.71%
AdaptHealth LLC, 5.13%, 03/01/2030(b)	35,000	29,764
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(b)	40,000	32,647
Perrigo Finance Unlimited Co., 4.40%, 06/15/2030	200,000	168,529
		230,940
Real Estate Management & Development-1.55%
Kennedy-Wilson, Inc., 4.75%, 02/01/2030	40,000	31,748
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 04/15/2030(b)	60,000	44,088
		75,836
Semiconductors & Semiconductor Equipment-1.05%
Entegris Escrow Corp., 5.95%, 06/15/2030(b)	55,000	51,464
Software-0.52%
NCR Corp., 5.25%, 10/01/2030(b)	30,000	25,312
Specialty Retail-1.58%
Asbury Automotive Group, Inc., 4.75%, 03/01/2030	25,000	21,420
Bath & Body Works, Inc., 6.63%, 10/01/2030(b)	60,000	56,250
		77,670
Thrifts & Mortgage Finance-0.64%
Nationstar Mortgage Holdings, Inc., 5.13%, 12/15/2030(b)	40,000	31,231
Trading Companies & Distributors-0.44%
Boise Cascade Co., 4.88%, 07/01/2030(b)	25,000	21,498
Total U.S. Dollar Denominated Bonds & Notes (Cost $4,677,000)		4,628,441
	Shares
Money Market Funds-0.83%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(c)(d) (Cost $40,406)	40,406	40,406
TOTAL INVESTMENTS IN SECURITIES-95.26% (Cost $4,717,406)		4,668,847
OTHER ASSETS LESS LIABILITIES-4.74%		232,502
NET ASSETS-100.00%		$4,901,349

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)—(continued)
November 30, 2022
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $3,557,339, which represented 72.58% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$267,437	$(227,031)	$-	$-	$40,406	$429

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2022 Municipal Bond ETF (BSMM)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-38.54%
Alabama-0.62%
Homewood (City of), AL Educational Building Authority (Samford University), Series 2013 A, RB(a)(b)	5.00%	12/01/2022	$500	$500,000
California-4.15%
California (State of), Series 2021, GO Bonds	4.00%	12/01/2022	2,500	2,500,000
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2022	200	200,000
California (State of) Department of Water Resources, Series 2013 AM, RB	5.00%	12/01/2022	160	160,000
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2022	500	500,000
				3,360,000
Colorado-3.35%
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2022	100	100,094
Colorado (State of) Health Facilities Authority (Covenant Retirement Communities), Series 2012 A, Ref. RB(a)(b)	5.00%	12/01/2022	2,110	2,110,000
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2022	500	500,000
				2,710,094
District of Columbia-0.87%
District of Columbia, Series 2012 C, RB(a)(b)	5.00%	12/01/2022	115	115,000
District of Columbia, Series 2012 C, RB(a)(b)	5.00%	12/01/2022	150	150,000
District of Columbia, Series 2012 C, RB(a)(b)	5.00%	12/01/2022	440	440,000
				705,000
Illinois-0.10%
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2015 D, Ref. GO Bonds	5.00%	12/01/2022	80	80,000
Indiana-0.14%
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2016 A, Ref. RB	5.00%	12/01/2022	110	110,000
Maryland-0.10%
Montgomery (County of), MD, Series 2016 A, GO Bonds	5.00%	12/01/2022	80	80,000
Massachusetts-0.22%
Massachusetts (Commonwealth of), Series 2016 H, GO Bonds	5.00%	12/01/2022	180	180,000
Michigan-1.24%
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 A, Ref. RB(a)(b)	5.00%	12/01/2022	1,000	1,000,000
Minnesota-3.71%
Minneapolis (City of), MN, Series 2022, GO Bonds	5.00%	12/01/2022	3,000	3,000,000
New Jersey-0.56%
Essex (County of), NJ Improvement Authority, Series 2007, Ref. RB, (INS - AMBAC)(c)	5.25%	12/15/2022	115	115,116
New Jersey (State of) Transportation Trust Fund Authority, Series 2006 A, RB	5.25%	12/15/2022	135	135,135
New Jersey (State of) Transportation Trust Fund Authority, Series 2006 A, RB	5.50%	12/15/2022	200	200,218
				450,469
New York-2.83%
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2022	125	125,000
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2022	20	20,000
New York (State of) Dormitory Authority, Series 2012 A, Ref. RB(a)(b)	5.00%	12/15/2022	1,940	1,941,765
New York (State of) Utility Debt Securitization Authority, Series 2016 B, Ref. RB	5.00%	12/15/2024	100	100,089
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2022	100	100,000
				2,286,854
North Dakota-1.85%
North Dakota (State of) Housing Finance Agency, Series 2017 H, VRD RB(d)	1.85%	07/01/2039	1,500	1,500,000
Pennsylvania-8.19%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2012 A, RB(a)(b)	5.00%	12/01/2022	1,025	1,025,000
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2012 B, RB(a)(b)	5.00%	12/01/2022	105	105,000
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2012 B, RB(a)(b)	5.00%	12/01/2022	3,000	3,000,000
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2013 A, RB(a)(b)	5.00%	12/01/2022	2,500	2,500,000
				6,630,000
Texas-0.12%
Texas Municipal Gas Acquisition & Supply Corp. III, Series 2021, Ref. RB	5.00%	12/15/2022	100	100,050
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2022 Municipal Bond ETF (BSMM)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-1.85%
University of Virginia, Series 2013, RB(a)(b)	5.00%	12/01/2022	$1,500	$1,500,000
Wisconsin-8.64%
Kaukauna (City of), WI, Series 2012 A, RB(a)(b)	5.00%	12/15/2022	2,985	2,987,716
Wisconsin (State of) Housing & Economic Development Authority (Social Bonds), Series 2021 B, VRD RB(d)	1.85%	03/01/2041	4,000	4,000,000
				6,987,716
TOTAL INVESTMENTS IN SECURITIES(e)-38.54% (Cost $31,183,576)				31,180,183
OTHER ASSETS LESS LIABILITIES-61.46%				49,726,251
NET ASSETS-100.00%				$80,906,434

Investment Abbreviations:
AMBAC	-American Municipal Bond Assurance Corp.
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2022.
(e)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2023 Municipal Bond ETF (BSMN)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.32%
Alabama-1.38%
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)	5.00%	09/01/2023	$100	$101,863
Alabama (State of) Public School & College Authority, Series 2014 B, Ref. RB	5.00%	01/01/2023	20	20,042
Jefferson (County of), AL, Series 2013 A, Revenue Wts., (INS - AGM)(b)	5.50%	10/01/2053	185	191,161
Jefferson (County of), AL, Series 2018 A, Ref. GO Wts.	5.00%	04/01/2023	1,375	1,386,171
				1,699,237
Alaska-0.02%
Alaska (State of), Series 2013 B, GO Bonds	5.00%	08/01/2024	25	25,101
Arizona-0.73%
Arizona (State of), Series 2016, COP(a)	5.00%	10/01/2023	190	193,841
Arizona (State of) Transportation Board, Series 2014, Ref. RB	5.00%	07/01/2023	130	131,909
Arizona (State of) Transportation Board, Series 2016, Ref. RB	5.00%	07/01/2023	35	35,516
Chandler (City of), AZ, Series 2014, Ref. GO Bonds	5.00%	07/01/2023	50	50,743
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2023	120	120,237
Maricopa (County of), AZ Special Health Care District, Series 2018 C, GO Bonds	5.00%	07/01/2023	100	101,382
Phoenix Civic Improvement Corp., Series 2014 B, Ref. RB	5.00%	07/01/2023	100	101,440
Pima (County of), AZ, Series 2016, Ref. RB(a)	5.00%	07/01/2023	5	5,067
Pima (County of), AZ, Series 2016, Ref. RB	5.00%	07/01/2023	20	20,297
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2023	75	75,157
Scottsdale (City of), AZ, Series 2015, Ref. GO Bonds	3.00%	07/01/2023	65	65,199
				900,788
Arkansas-0.17%
Arkansas (State of), Series 2021, Ref. GO Bonds	5.00%	06/15/2023	170	172,326
Russellville (City of), AR, Series 2015, Ref. RB(a)(c)	4.00%	07/01/2023	40	40,301
				212,627
California-18.71%
ABAG Finance Authority for Nonprofit Corps. (Sharp Healthcare), Series 2014 A, RB	5.00%	08/01/2043	500	504,020
Alameda (County of), CA Joint Powers Authority (Multiple Capital), Series 2013 A, RB	5.25%	12/01/2025	65	66,702
Alameda (County of), CA Joint Powers Authority (Multiple Capital), Series 2013 A, RB	5.00%	12/01/2032	50	51,047
Alameda (County of), CA Joint Powers Authority (Multiple Capital), Series 2013 A, RB	5.00%	12/01/2033	200	204,010
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2017 B, Ref. RB(a)(c)	5.00%	04/01/2023	95	95,807
Bay Area Toll Authority (San Francisco Bay Area), Series 2013 S-4, RB(a)(c)	5.00%	04/01/2023	255	257,276
Bay Area Toll Authority (San Francisco Bay Area), Series 2013 S-4, RB(a)(c)	5.25%	04/01/2023	250	252,435
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 A, Ref. RB	5.00%	04/01/2023	35	35,292
California (State of), Series 2003, GO Bonds	5.25%	02/01/2023	30	30,147
California (State of), Series 2013, GO Bonds	5.25%	09/01/2029	1,000	1,020,394
California (State of), Series 2013, GO Bonds	5.00%	11/01/2029	1,000	1,022,513
California (State of), Series 2013, GO Bonds	5.00%	11/01/2043	105	106,600
California (State of), Series 2013, Ref. GO Bonds(a)(c)	5.00%	02/01/2023	100	100,432
California (State of), Series 2013, Ref. GO Bonds	3.00%	02/01/2025	100	100,054
California (State of), Series 2013, Ref. GO Bonds	5.00%	11/01/2027	90	92,043
California (State of), Series 2013, Ref. GO Bonds	5.00%	09/01/2031	1,600	1,628,851
California (State of), Series 2013, Ref. GO Bonds	5.00%	09/01/2033	55	55,946
California (State of), Series 2014, GO Bonds	4.00%	05/01/2023	155	156,106
California (State of), Series 2014, Ref. GO Bonds	5.00%	10/01/2023	80	81,737
California (State of), Series 2014, Ref. GO Bonds	5.00%	12/01/2025	100	102,500
California (State of), Series 2014, Ref. GO Bonds	5.00%	12/01/2027	150	153,720
California (State of), Series 2014, Ref. GO Bonds	5.00%	12/01/2030	50	51,215
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2023	100	101,762
California (State of), Series 2016, GO Bonds	5.00%	09/01/2023	105	107,066
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2023	125	127,460
California (State of), Series 2018, Ref. GO Bonds	5.00%	10/01/2029	135	136,128
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2023	110	112,617
California (State of) (Bid Group A), Series 2018, GO Bonds	5.00%	10/01/2023	1,000	1,021,713
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2023	500	512,948
California (State of) Department of Water Resources (Central Valley), Series 2014 AS, RB	5.00%	12/01/2023	245	251,345
California (State of) Department of Water Resources (Central Valley), Series 2016 AW, Ref. RB	5.00%	12/01/2023	25	25,647
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Educational Facilities Authority (Occidental College), Series 2013 A, RB(a)(c)	5.00%	10/01/2023	$35	$35,702
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2013 A, RB	4.00%	03/01/2033	500	500,207
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2023	445	455,388
California (State of) Health Facilities Financing Authority (St. Joseph Health System), Series 2013 A, RB(a)(c)	5.00%	07/01/2023	10	10,141
California (State of) Health Facilities Financing Authority (St. Joseph Health System), Series 2013 A, RB	5.00%	07/01/2026	40	40,404
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2013 A, RB(a)(c)	5.00%	08/15/2023	75	76,388
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2023	170	173,612
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015 A, Ref. RB	5.00%	11/01/2041	550	557,833
California (State of) Infrastructure & Economic Development Bank (Segerstrom Center Arts), Series 2016 B, Ref. RB	5.00%	07/01/2023	45	45,596
California (State of) Public Works Board (Department of State Hospitals - Coalinga), Series 2013 E, RB	5.00%	06/01/2027	100	101,216
California (State of) Public Works Board (University of California - Davidson Library), Series 2013 C, RB(a)(c)	5.00%	03/01/2023	100	100,650
California (State of) Public Works Board (Various California State University), Series 2013 H, RB(a)(c)	5.00%	09/01/2023	100	101,893
California (State of) Public Works Board (Various Capital), Series 2013 I, RB	5.25%	11/01/2027	65	66,562
California (State of) Public Works Board (Various Capital), Series 2013 I, RB	5.00%	11/01/2038	190	193,636
California State University, Series 2013 A, RB(a)(c)	5.00%	11/01/2023	60	61,395
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2023	105	107,450
Coast Community College District, Series 2013 A, Ref. GO Bonds	5.00%	08/01/2023	35	35,575
Desert Community College District (Riverside & Imperial), Series 2018, GO Bonds(a)(c)	5.00%	08/01/2023	100	101,696
East Bay Municipal Utility District Water System Revenue, Series 2014 B, Ref. RB	5.00%	06/01/2023	145	146,856
East Side Union High School District (Election of 2016), Series 2021 C, GO Bonds	3.00%	08/01/2023	325	326,047
Grossmont-Cuyamaca Community College District, Series 2018, Ref. GO Bonds	5.00%	08/01/2023	125	127,087
Los Angeles (City of), CA Department of Water & Power, Series 2013 A, RB(a)(c)	5.00%	01/01/2023	30	30,061
Los Angeles (City of), CA Department of Water & Power, Series 2013 B, RB	5.00%	07/01/2029	565	573,069
Los Angeles (City of), CA Department of Water & Power, Series 2013 B, RB	5.00%	07/01/2032	375	380,225
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 B, Ref. RB	5.00%	07/01/2023	100	101,521
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2023	170	172,278
Los Angeles Community College District (Election of 2008), Series 2013 F, GO Bonds(a)(c)	4.00%	08/01/2023	50	50,528
Los Angeles Unified School District, Series 2014 B, Ref. GO Bonds	5.00%	07/01/2023	100	101,527
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2023	185	187,825
Los Angeles Unified School District (Election of 2008), Series 2016 A, GO Bonds	4.00%	07/01/2023	125	126,193
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2023	265	269,047
Metropolitan Water District of Southern California, Series 2017 A, Ref. RB	2.00%	07/01/2023	225	224,146
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2023	30	30,695
Pajaro Valley Unified School District (Election of 2012), Series 2013 A, GO Bonds	4.25%	08/01/2047	500	500,259
Regents of the University of California Medical Center, Series 2013 J, RB	5.00%	05/15/2048	500	502,453
Sacramento (City of), CA, Series 2013, RB(a)(c)	5.00%	09/01/2023	1,305	1,329,215
Sacramento (City of), CA Municipal Utility District, Series 2013 A, RB	5.00%	08/15/2041	75	76,109
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2022, GO Bonds, (INS - BAM)(b)	5.00%	08/01/2023	1,000	1,014,766
San Bernardino (County of), CA (Arrowhead), Series 2019 A, Ref. COP	5.00%	10/01/2023	80	81,630
San Bernardino Community College District, Series 2013 A, Ref. GO Bonds(a)(c)	4.00%	08/01/2023	100	101,029
San Bernardino Community College District, Series 2013 A, Ref. GO Bonds(a)(c)	5.00%	08/01/2023	1,170	1,189,842
San Diego (City of), CA Association of Governments (Mid Coast Corridor; Green Bonds), Series 2019, RB	5.00%	11/15/2023	100	100,149
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2023	30	30,507
San Diego (County of), CA Water Authority, Series 2015 A, Ref. RB	5.00%	05/01/2023	100	101,081
San Diego Community College District (Election of 2006), Series 2013, GO Bonds(a)(c)	5.00%	08/01/2023	80	81,399
San Diego Unified School District, Series 2014 R-3, Ref. GO Bonds	5.00%	07/01/2023	100	101,498
San Diego Unified School District (Election of 1998), Series 2004 D-1, Ref. GO Bonds, (INS - NATL)(b)	5.50%	07/01/2023	165	167,944
San Francisco (City & County of), CA, Series 2015, COP	4.00%	04/01/2045	95	93,483
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 D, Ref. RB(a)	5.00%	05/01/2023	45	45,477
San Francisco (City of), CA Public Utilities Commission, Series 2015, Ref. RB	5.00%	11/01/2023	45	46,042
San Francisco Community College District, Series 2015, Ref. GO Bonds	5.00%	06/15/2023	100	101,309
San Jose (City of), CA Financing Authority (Civic Center), Series 2013 A, Ref. RB(a)(c)	5.00%	06/01/2023	100	101,295
San Jose (City of), CA Financing Authority (Civic Center), Series 2013 A, Ref. RB(a)(c)	5.00%	06/01/2023	500	506,476
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2023	$500	$508,114
San Jose Unified School District (Election of 2012), Series 2013 A, GO Bonds(a)(c)	3.80%	08/01/2023	85	85,741
Sanger Unified School District (Capital), Series 2022, Ref. COP, (INS - AGM)(b)	5.00%	06/01/2052	100	100,500
Tehachapi Valley Healthcare District (Elecion of 2009), Series 2013, GO Bonds(a)(c)	5.00%	11/01/2023	100	102,105
Tuolumne Wind Project Authority, Series 2016 A, Ref. RB	5.00%	01/01/2023	110	110,202
University of California, Series 2013 AF, RB(a)	5.00%	05/15/2025	90	91,065
University of California, Series 2013 AF, RB(a)	5.00%	05/15/2026	80	80,947
University of California, Series 2013 AI, RB	5.00%	05/15/2033	500	505,384
University of California, Series 2013 AI, RB	5.00%	05/15/2038	525	529,157
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2023	175	177,083
West Valley-Mission Community College District, Series 2022 B, GO Bonds	5.00%	08/01/2023	100	101,663
William S Hart Union High School District (Elecion of 2008), Series 2013 C, GO Bonds	3.50%	08/01/2038	150	144,008
				22,985,914
Colorado-1.55%
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2022, Ref. GO Bonds	5.00%	12/01/2023	25	25,610
Adams 12 Five Star Schools, Series 2012, Ref. GO Bonds	4.00%	12/15/2023	185	185,216
Arapahoe County School District No. 6 Littleton, Series 2013, GO Bonds	4.50%	12/01/2037	110	111,547
Board of Governors of Colorado State University System, Series 2013 E, RB(a)(c)	5.00%	03/01/2023	35	35,203
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2023	575	589,554
Colorado (State of) Health Facilities Authority (Catholic Health Initiatives), Series 2013 A, RB(a)(c)	5.25%	01/01/2023	115	115,246
Colorado (State of) Health Facilities Authority (Catholic Health Initiatives), Series 2013 A, RB(a)(c)	5.25%	01/01/2023	95	95,203
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2023	50	50,097
Colorado Springs (City of), CO, Series 2018 A-1, Ref. RB	5.00%	11/15/2023	25	25,572
Denver (City & County of), CO, Series 2013 B, RB	5.25%	11/15/2032	5	5,103
Denver (City & County of), CO (Governmental), Series 2020 A-2, Ref. RB	5.00%	11/15/2023	290	296,328
Denver City & County School District No. 1, Series 2005 A, Ref. GO Bonds, (INS - NATL)(b)	5.50%	12/01/2023	50	51,490
Regional Transportation District, Series 2013 A, Ref. COP	5.00%	06/01/2025	35	35,401
Regional Transportation District, Series 2014 A, COP(a)(c)	5.00%	06/01/2023	275	278,247
				1,899,817
Connecticut-2.57%
Connecticut (State of), Series 2012 A, RB(a)(c)	5.00%	01/01/2023	25	25,052
Connecticut (State of), Series 2013 A, GO Bonds	5.00%	10/15/2027	100	101,959
Connecticut (State of), Series 2013 A, RB	5.00%	10/01/2026	500	509,410
Connecticut (State of), Series 2013 E, GO Bonds	5.00%	08/15/2031	650	659,752
Connecticut (State of), Series 2014 A, RB	5.00%	09/01/2023	20	20,371
Connecticut (State of), Series 2014 E, GO Bonds	5.00%	09/01/2023	25	25,458
Connecticut (State of), Series 2014 H, Ref. GO Bonds	5.00%	11/15/2023	1,000	1,023,057
Connecticut (State of), Series 2015 A, RB	5.00%	08/01/2023	120	121,995
Connecticut (State of), Series 2016 A, GO Bonds	5.00%	03/15/2023	10	10,073
Connecticut (State of), Series 2018 F, Ref. GO Bonds	5.00%	09/15/2023	25	25,480
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2023	95	95,291
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2023	500	509,604
Connecticut (State of) Municipal Electric Energy Cooperative, Series 2013 A, RB(a)(c)	5.00%	01/01/2023	10	10,021
Connecticut (State of) Municipal Electric Energy Cooperative, Series 2013 A, RB(a)(c)	5.00%	01/01/2023	15	15,031
				3,152,554
District of Columbia-0.36%
District of Columbia, Series 2013 A, GO Bonds	5.00%	06/01/2026	50	50,618
District of Columbia, Series 2013 A, GO Bonds	5.00%	06/01/2027	105	106,292
District of Columbia, Series 2013 A, GO Bonds	5.00%	06/01/2028	20	20,245
District of Columbia (Association of American Medical Colleges), Series 2011 A, RB(a)(c)	4.00%	10/01/2023	105	106,248
District of Columbia Water & Sewer Authority, Series 1998, RB, (INS - AGM)(b)	5.50%	10/01/2023	15	15,368
District of Columbia Water & Sewer Authority, Series 2013 A, RB(a)(c)	5.00%	10/01/2023	140	142,772
				441,543
Florida-3.27%
Davie (Town of), FL (Nova Southeastern University), Series 2013 A, RB(a)(c)	6.00%	04/01/2023	1,020	1,031,821
Florida (State of), Series 2000 D, Ref. GO Bonds	6.00%	06/01/2023	195	198,455
Florida (State of), Series 2016 B, Ref. RB	5.00%	07/01/2023	50	50,723
Florida (State of), Series 2019 A, Ref. GO Bonds	5.00%	07/01/2023	195	197,887
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Florida (State of) Department of Management Services, Series 2017 A, Ref. RB	5.00%	09/01/2023	$70	$71,288
Florida (State of) Department of Management Services, Series 2018 A, Ref. COP	5.00%	11/01/2023	100	102,123
Florida (State of) Department of Transportation, Series 2013 A, Ref. RB	5.00%	07/01/2023	175	177,570
Hillsborough (County of), FL Industrial Development Authority (Tampa General Hospital), Series 2013 A, Ref. RB(a)(c)	4.00%	10/01/2023	585	590,990
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2023	500	510,274
Lee (County of), FL, Series 2013, RB	4.00%	10/01/2043	450	442,042
Miami (City of) & Dade (County of), FL School Board, Series 2013 A, COP(a)(c)	5.00%	05/01/2023	100	100,985
Miami-Dade (County of), FL, Series 2013 A, RB(a)(c)	5.50%	10/01/2023	270	276,560
Miami-Dade (County of), FL, Series 2013 B, Ref. RB(a)(c)	4.13%	10/01/2023	45	45,581
Miami-Dade (County of), FL, Series 2013 B, Ref. RB(a)(c)	5.00%	10/01/2023	45	45,910
Orange (County of), FL Convention Center, Series 2010, Ref. RB	5.00%	10/01/2023	30	30,589
Orange (County of), FL Health Facilities Authority (Presbyterian Retirement Communities), Series 2016, Ref. RB(a)	5.00%	08/01/2047	65	67,742
Reedy Creek Improvement District, Series 2013 A, GO Bonds(a)(c)	5.25%	06/01/2023	25	25,344
Volusia (County of), FL School Board, Series 2019, COP	5.00%	08/01/2023	50	50,742
				4,016,626
Georgia-0.85%
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2023	65	66,451
Clayton (County of), GA Water Authority, Series 2012, Ref. RB	5.00%	05/01/2023	25	25,051
Forsyth (County of), GA, Series 2019, GO Bonds	5.00%	09/01/2023	35	35,660
Forsyth County School District, Series 2013, Ref. GO Bonds	5.00%	02/01/2023	20	20,085
Georgia (State of), Series 2013 D, GO Bonds	5.00%	02/01/2026	90	90,351
Georgia (State of), Series 2019 A, GO Bonds	5.00%	07/01/2023	50	50,769
Gwinnett (County of), GA Development Authority (Public Schools), Series 2006, COP, (INS - NATL)(b)	5.25%	01/01/2023	250	250,572
Gwinnett County School District, Series 2010, Ref. GO Bonds	5.00%	02/01/2023	20	20,086
Private Colleges & Universities Authority (Emory University), Series 2013 A, RB	5.00%	10/01/2043	485	490,082
				1,049,107
Guam-0.09%
Guam (Territory of) Waterworks Authority, Series 2013, RB(a)(c)	5.50%	07/01/2023	110	111,879
Hawaii-0.70%
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2023	400	408,152
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2023	450	450,937
				859,089
Illinois-3.74%
Chicago (City of), IL (O’Hare International Airport), Series 2013 B, Ref. RB(a)(c)	5.00%	01/01/2023	40	40,081
Chicago (City of), IL (O’Hare International Airport), Series 2013 B, Ref. RB	5.00%	01/01/2023	25	25,052
Chicago (City of), IL (O’Hare International Airport), Series 2013 B, Ref. RB(a)(c)	5.25%	01/01/2023	75	75,167
Chicago (City of), IL (O’Hare International Airport), Series 2013 D, RB(a)(c)	5.00%	01/01/2023	35	35,071
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2023	45	45,094
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2023	90	90,188
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2023	50	51,115
Chicago (City of), IL Midway International Airport, Series 2013 B, Ref. RB	5.00%	01/01/2025	35	35,052
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds), Series 2017, Ref. RB	5.00%	06/01/2023	125	126,309
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2023	20	20,410
Cook County Community College District No. 508 (City Colleges of Chicago), Series 2013, GO Bonds	5.25%	12/01/2043	135	135,294
Illinois (State of), Series 2012, Ref. GO Bonds	5.00%	08/01/2023	700	707,573
Illinois (State of), Series 2013 A, GO Bonds	5.00%	04/01/2038	600	600,710
Illinois (State of), Series 2013, GO Bonds	5.25%	07/01/2028	250	251,731
Illinois (State of), Series 2013, GO Bonds	5.25%	07/01/2029	100	100,683
Illinois (State of), Series 2013, GO Bonds	5.25%	07/01/2030	465	468,144
Illinois (State of), Series 2013, RB	5.00%	06/15/2025	145	146,089
Illinois (State of), Series 2014, GO Bonds	5.00%	05/01/2023	80	80,559
Illinois (State of), Series 2016, GO Bonds	5.00%	06/01/2023	30	30,250
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2023	175	177,515
Illinois (State of) Finance Authority, Series 2014 A, RB(a)(c)	5.25%	07/01/2023	500	507,391
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2016, RB	4.00%	01/01/2023	110	110,142
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2023	$10	$10,147
Illinois (State of) Finance Authority (State Clean Water), Series 2017, RB	5.00%	01/01/2023	210	210,439
Illinois (State of) Finance Authority (The University of Chicago), Series 2014 A, Ref. RB	5.00%	10/01/2023	125	127,485
Illinois (State of) Toll Highway Authority, Series 2013 A, RB	5.00%	01/01/2029	25	25,042
Illinois (State of) Toll Highway Authority, Series 2013 A, RB	5.00%	01/01/2034	200	200,281
Illinois (State of) Toll Highway Authority, Series 2013 A, RB	5.00%	01/01/2038	15	15,017
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, Series 2013, Ref. GO Bonds(a)(c)	5.25%	01/01/2023	50	50,109
McLean & Woodford Counties Community Unit School District No. 5, Series 2017 A, Ref. GO Bonds	4.00%	12/01/2023	55	55,603
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2023	45	45,253
				4,598,996
Indiana-0.51%
Indiana (State of) Finance Authority (Community Health Network), Series 2012 A, RB(a)(c)	5.00%	05/01/2023	50	50,524
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2019, Ref. RB	5.00%	12/01/2023	150	153,361
Lake Central Multi-District School Building Corp., Series 2012 B, RB(a)(c)	5.00%	01/15/2023	35	35,105
St. Joseph (County of), IN Hospital Authority (Beacon Health System Obligated Group), Series 2013 C, Ref. RB	4.00%	08/15/2044	400	383,162
				622,152
Iowa-0.14%
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2023	30	30,354
Iowa (State of) Finance Authority (Genesis Health System), Series 2013, RB(a)(c)	5.00%	07/01/2023	25	25,348
Iowa (State of) Finance Authority (Green Bonds), Series 2015, Ref. RB	5.00%	08/01/2023	110	111,829
				167,531
Kansas-0.26%
Kansas (State of) Development Finance Authority, Series 2015 A, Ref. RB(a)(c)	5.00%	05/01/2023	80	80,838
Kansas (State of) Development Finance Authority, Series 2015 A, Ref. RB(a)(c)	5.00%	05/01/2023	30	30,314
Sedgwick County Unified School District No. 259 Wichita, Series 2017 A, Ref. GO Bonds	4.00%	10/01/2023	200	202,411
				313,563
Kentucky-0.78%
Kentucky (Commonwealth of) Property & Building Commission (No. 108), Series 2015 B, Ref. RB	5.00%	08/01/2023	130	131,997
Kentucky (State of) Asset Liability Commission, Series 2013 A, RB	5.25%	09/01/2023	180	183,334
Kentucky (State of) Asset Liability Commission, Series 2014 A, Ref. RB	5.00%	09/01/2023	70	71,168
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2013 A, RB	4.00%	05/15/2035	55	55,159
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2013 A, RB	4.00%	05/15/2036	500	501,107
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2013 C, RB(a)(c)	4.50%	05/15/2023	15	15,137
				957,902
Louisiana-0.86%
Louisiana (State of), Series 2013 A, GO Bonds(a)(c)	4.00%	05/15/2023	25	25,173
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority, Series 2013 A, RB(a)(c)	5.00%	02/01/2023	100	100,402
Louisiana (State of) Public Facilities Authority (CLECO Power LLC), Series 2008 B, RB	4.25%	12/01/2038	250	234,492
Louisiana (State of) Public Facilities Authority (Hurricane Recovery Program), Series 2014, Ref. RB	5.00%	06/01/2023	125	126,482
Louisiana (State of) Stadium & Exposition District, Series 2013 A, Ref. RB	5.00%	07/01/2028	300	302,809
Louisiana State University & Agricultural & Mechanical College Board of Supervisors, Series 2013, RB(a)(c)	5.00%	07/01/2023	95	96,379
Terrebonne Levee & Conservation District, Series 2013, RB(a)(c)	5.00%	07/01/2023	165	167,203
				1,052,940
Maine-0.17%
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Medical Center Obligated Group), Series 2013, RB(a)(c)	5.00%	07/01/2023	200	202,729
Maryland-3.04%
Maryland (State of), Series 2015 A, GO Bonds	2.75%	08/01/2025	500	498,142
Maryland (State of), Series 2015 B, Ref. GO Bonds	4.00%	08/01/2023	500	505,143
Maryland (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2023	1,000	1,016,826
Maryland (State of) Department of Transportation, Series 2015, RB	5.00%	02/15/2023	100	100,526
Maryland (State of) Department of Transportation, Series 2016, RB	5.00%	11/01/2023	35	35,788
Maryland (State of) Department of Transportation, Series 2016, Ref. RB	4.00%	09/01/2023	80	80,902
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	05/01/2023	$150	$151,597
Maryland (State of) Department of Transportation (Third Issue), Series 2015, RB	5.00%	12/15/2023	140	143,558
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Health System), Series 2013 C, RB(a)(c)	5.00%	05/15/2023	500	505,736
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Health System), Series 2013 C, RB(a)(c)	5.00%	05/15/2023	120	121,377
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2013 B, RB	4.00%	08/15/2038	320	314,112
Montgomery (County of), MD, Series 2015 B, GO Bonds	5.00%	12/01/2023	110	112,684
Montgomery (County of), MD, Series 2019 A, GO Bonds	5.00%	11/01/2023	145	148,251
				3,734,642
Massachusetts-1.86%
Massachusetts (Commonwealth of), Series 2013 B, Ref. GO Bonds	5.00%	08/01/2023	75	76,247
Massachusetts (Commonwealth of), Series 2015 A, GO Bonds	5.00%	05/01/2023	300	303,181
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2023	130	131,910
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds	5.00%	10/01/2023	30	30,614
Massachusetts (Commonwealth of), Series 2018 C, GO Bonds	5.00%	05/01/2029	50	50,492
Massachusetts (Commonwealth of), Series 2018 C, GO Bonds	5.00%	05/01/2032	100	100,952
Massachusetts (Commonwealth of), Series 2019 A, Ref. GO Bonds	5.00%	07/01/2023	25	25,367
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2023	1,000	1,010,603
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2023	85	86,253
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2007 A-1, Ref. RB	5.25%	07/01/2023	115	116,861
Massachusetts (Commonwealth of) Clean Water Trust (The), Series 2014, Ref. RB	5.00%	08/01/2023	45	45,748
Massachusetts (Commonwealth of) Development Finance Agency (Olin College), Series 2013 E, RB	5.00%	11/01/2038	200	201,859
Massachusetts (Commonwealth of) Development Finance Agency (Olin College), Series 2013 E, RB	5.00%	11/01/2043	50	50,406
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2023	55	55,115
				2,285,608
Michigan-0.78%
Livonia Public Schools, Series 2013 I, GO Bonds(a)(c)	5.00%	05/01/2023	105	106,056
Michigan (State of) (Environmental Program), Series 2016 A, GO Bonds	5.00%	12/01/2023	40	40,976
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2023	175	176,228
Michigan (State of) Building Authority (Facilities Program), Series 2013 1-A, Ref. RB	5.00%	10/15/2029	50	50,906
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2023	215	216,925
Michigan (State of) Finance Authority, Series 2016 C-3, Ref. RB	5.00%	04/01/2023	40	40,340
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2015, Ref. RB(a)	5.00%	08/01/2023	200	203,285
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 A, Ref. RB	5.00%	12/01/2023	35	35,816
Western Michigan University, Series 2013, Ref. RB(a)(c)	5.00%	11/15/2023	65	66,501
Western Michigan University, Series 2013, Ref. RB(a)(c)	5.25%	11/15/2023	25	25,636
				962,669
Minnesota-0.60%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 B, Ref. RB	5.00%	01/01/2023	10	10,021
Minnesota (State of), Series 2013 F, Ref. GO Bonds	5.00%	10/01/2023	40	40,819
Minnesota (State of), Series 2014 A, GO Bonds	5.00%	08/01/2023	100	101,663
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2023	50	50,831
Minnesota (State of), Series 2020 D, Ref. GO Bonds	5.00%	08/01/2023	500	508,313
Minnesota (State of) Public Facilities Authority, Series 2010 A, RB	5.00%	03/01/2023	20	20,126
				731,773
Mississippi-0.87%
Mississippi (State of), Series 2013 B, GO Bonds(a)(c)	5.00%	12/01/2023	1,000	1,024,100
Mississippi (State of) Development Bank, Series 2013 A, Ref. RB	3.25%	03/01/2036	50	44,584
				1,068,684
Missouri-0.51%
Jackson (County of), MO (Truman Sports Complex), Series 2014, Ref. RB	5.00%	12/01/2023	35	35,732
Metropolitan St. Louis Sewer District, Series 2013 B, RB(a)(c)	5.00%	05/01/2023	225	227,358
Missouri (State of) Board of Public Buildings, Series 2020 B, Ref. RB	5.00%	10/01/2023	65	66,303
Missouri (State of) Health & Educational Facilities Authority (Coxhealth), Series 2013 A, RB	5.00%	11/15/2048	225	225,920
Springfield (City of), MO, Series 2015, Ref. RB	5.00%	08/01/2023	75	76,222
				631,535
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Montana-0.20%
Forsyth (City of), MT (Puget Sound Energy), Series 2013 A, Ref. RB	3.90%	03/01/2031	$250	$248,650
Nebraska-0.02%
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2023	25	25,104
Nevada-0.47%
Clark (County of), NV Department of Aviation, Series 2019 A, Ref. RB	5.00%	07/01/2023	200	202,752
Clark County School District, Series 2016 A, Ref. GO Bonds	5.00%	06/15/2023	50	50,663
Clark County School District, Series 2016 B, Ref. GO Bonds	5.00%	06/15/2023	60	60,795
Clark County School District, Series 2017 C, Ref. GO Bonds	5.00%	06/15/2023	100	101,326
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2023	75	75,938
Las Vegas Valley Water District, Series 2019 B, Ref. GO Bonds	5.00%	06/01/2023	30	30,375
Nevada (State of), Series 2014, RB	5.00%	12/01/2023	25	25,610
Nevada (State of), Series 2015 D, Ref. GO Bonds	5.00%	04/01/2023	25	25,206
				572,665
New Jersey-3.20%
Essex (County of), NJ Improvement Authority, Series 2017, Ref. RB	2.00%	12/15/2023	35	34,709
New Jersey (State of), Series 2013, GO Bonds(a)(c)	4.00%	06/01/2023	265	266,868
New Jersey (State of), Series 2013, GO Bonds	5.00%	06/01/2023	30	30,359
New Jersey (State of), Series 2013, GO Bonds	3.00%	06/01/2025	100	99,853
New Jersey (State of), Series 2014, GO Bonds	5.00%	06/01/2023	10	10,120
New Jersey (State of) Economic Development Authority, Series 2013 NN, Ref. RB(a)(c)	4.00%	03/01/2023	45	45,171
New Jersey (State of) Economic Development Authority, Series 2013 NN, Ref. RB	5.00%	03/01/2023	175	175,993
New Jersey (State of) Economic Development Authority, Series 2013 NN, Ref. RB(a)(c)	5.00%	03/01/2023	70	70,441
New Jersey (State of) Economic Development Authority, Series 2013 NN, Ref. RB(a)(c)	5.00%	03/01/2023	260	261,638
New Jersey (State of) Economic Development Authority, Series 2013, Ref. RB(a)(c)	5.00%	03/01/2023	225	226,417
New Jersey (State of) Economic Development Authority (Rutgers University), Series 2013, RB(a)(c)	5.00%	06/15/2023	150	151,867
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2016 B, Ref. RB	5.00%	07/01/2023	180	182,738
New Jersey (State of) Transportation Trust Fund Authority, Series 2005 B, RB, (INS - AMBAC)(b)	5.25%	12/15/2023	55	56,310
New Jersey (State of) Transportation Trust Fund Authority, Series 2006 A, RB	5.50%	12/15/2023	150	153,952
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 D, RB	5.00%	12/15/2023	315	321,704
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 D, RB	5.25%	12/15/2023	325	332,740
New Jersey (State of) Transportation Trust Fund Authority, Series 2013 AA, RB	5.00%	06/15/2023	75	75,910
New Jersey (State of) Transportation Trust Fund Authority, Series 2013 AA, RB	5.00%	06/15/2029	100	100,887
New Jersey (State of) Transportation Trust Fund Authority, Series 2013 AA, RB	5.00%	06/15/2036	500	502,444
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2023	15	15,182
New Jersey (State of) Turnpike Authority, Series 2012 B, RB(a)(c)	5.00%	01/01/2023	55	55,116
New Jersey (State of) Turnpike Authority, Series 2013 F, RB(a)(c)	5.00%	01/01/2023	400	400,826
Rutgers The State University of New Jersey, Series 2013 J, Ref. RB(a)(c)	4.00%	05/01/2023	50	50,315
Rutgers The State University of New Jersey, Series 2013 J, Ref. RB(a)(c)	5.00%	05/01/2023	150	151,572
Rutgers The State University of New Jersey, Series 2013 J, Ref. RB(a)(c)	5.00%	05/01/2023	30	30,314
Rutgers The State University of New Jersey, Series 2013 L, Ref. RB(a)(c)	5.00%	05/01/2023	30	30,314
Rutgers The State University of New Jersey, Series 2018 N, RB	4.00%	05/01/2023	100	100,606
				3,934,366
New Mexico-1.08%
Albuquerque (City of) & Bernalillo (County of), NM Water Utility Authority, Series 2015, Ref. RB	5.00%	07/01/2023	25	25,356
Albuquerque (City of), NM, Series 2014 A, Ref. RB(a)(c)	4.00%	07/01/2023	30	30,260
New Mexico (State of), Series 2017 B, Ref. GO Bonds	5.00%	03/01/2023	25	25,156
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2023	1,000	1,013,578
New Mexico (State of) Severance Tax Permanent Fund, Series 2015 A, RB	5.00%	07/01/2023	55	55,792
New Mexico (State of) Severance Tax Permanent Fund, Series 2016 B, Ref. RB	4.00%	07/01/2023	180	181,561
				1,331,703
New York-18.50%
Battery Park (City of), NY Authority, Series 2013 A, RB	5.00%	11/01/2025	400	408,932
Battery Park (City of), NY Authority, Series 2013 A, RB	5.00%	11/01/2026	85	86,898
Dutchess County Local Development Corp. (Vassar College), Series 2013 A, RB(a)(c)	4.13%	01/01/2023	500	500,676
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2013 A, RB	5.00%	05/01/2027	60	60,574
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2022, Ref. RB	5.00%	05/01/2023	150	151,547
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2023	$25	$25,126
Metropolitan Transportation Authority, Series 2012 A, Ref. RB	5.00%	11/15/2023	200	200,000
Metropolitan Transportation Authority, Series 2012 A-1, RB	5.00%	11/15/2040	485	484,702
Metropolitan Transportation Authority, Series 2013 B, RB	5.00%	11/15/2038	295	295,357
Metropolitan Transportation Authority, Series 2013 D, RB	4.75%	11/15/2039	200	198,578
Metropolitan Transportation Authority, Series 2013 E, RB(a)(c)	5.00%	11/15/2023	150	153,463
Metropolitan Transportation Authority, Series 2013 E, RB	5.00%	11/15/2033	500	503,014
Metropolitan Transportation Authority, Series 2013 E, RB	5.00%	11/15/2038	265	265,687
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2023	100	101,522
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-2, Ref. RB	5.00%	11/15/2023	155	157,359
Metropolitan Transportation Authority (Green Bonds), Series 2017 B, Ref. RB	5.00%	11/15/2023	1,000	1,015,221
Monroe County Industrial Development Corp. (University of Rochester), Series 2013 A, RB(a)(c)	5.00%	07/01/2023	20	20,290
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2056	460	460,014
Nassau (County of), NY, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2023	40	40,769
New York & New Jersey (States of) Port Authority, Series 2013 179, RB	5.00%	12/01/2025	215	220,139
New York & New Jersey (States of) Port Authority, Series 2013 179, RB	5.00%	12/01/2030	50	51,175
New York & New Jersey (States of) Port Authority, Series 2013 179, RB	5.00%	06/01/2033	10	10,233
New York & New Jersey (States of) Port Authority, Series 2013 179, RB	5.00%	12/01/2034	500	509,519
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2023	50	50,518
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2023	100	101,402
New York (City of), NY, Series 2012 I, GO Bonds	5.00%	08/01/2023	100	100,200
New York (City of), NY, Series 2013 CC, RB	5.00%	06/15/2047	500	504,118
New York (City of), NY, Series 2013 DD, RB	3.50%	06/15/2034	160	160,020
New York (City of), NY, Series 2013 EE, RB	5.00%	06/15/2047	50	50,412
New York (City of), NY, Series 2013 J, GO Bonds	5.00%	08/01/2023	400	406,571
New York (City of), NY, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2023	225	228,696
New York (City of), NY, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2023	50	50,821
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2023	445	452,310
New York (City of), NY, Series 2017 A, Ref. GO Bonds	4.00%	08/01/2023	70	70,692
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2023	95	96,560
New York (City of), NY, Series 2017 CC-2, Ref. RB	5.00%	06/15/2025	330	338,114
New York (City of), NY, Series 2018 AA, Ref. RB(a)	5.00%	06/15/2023	125	126,690
New York (City of), NY, Series 2019 BB-2, RB	5.00%	06/15/2025	100	102,459
New York (City of), NY, Series 2019 DD, RB	5.00%	06/15/2025	100	102,417
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2023	85	86,396
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2023	200	203,285
New York (City of), NY, Subseries 2013 F-1, GO Bonds	3.50%	03/01/2038	180	171,305
New York (City of), NY Transitional Finance Authority, Series 2013 A-1, RB	4.25%	11/01/2033	75	75,736
New York (City of), NY Transitional Finance Authority, Series 2015 C, Ref. RB	5.00%	11/01/2023	275	281,191
New York (City of), NY Transitional Finance Authority, Series 2017 A-1, RB	5.00%	08/01/2023	200	203,339
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	5.00%	11/01/2023	1,435	1,467,306
New York (City of), NY Transitional Finance Authority, Subseries 2013 F-1, RB	5.00%	02/01/2026	200	200,768
New York (City of), NY Transitional Finance Authority, Subseries 2014 B-1, RB	5.00%	11/01/2023	150	153,377
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2023	105	106,753
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2023	100	101,510
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB(a)	4.00%	02/01/2023	60	60,154
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	02/01/2023	130	130,328
New York (State of) Dormitory Authority, Series 2005 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.50%	05/15/2023	1,000	1,013,684
New York (State of) Dormitory Authority, Series 2013 A, RB(a)(c)	5.00%	02/15/2023	250	251,339
New York (State of) Dormitory Authority, Series 2013 A, RB(a)(c)	5.00%	03/15/2023	85	85,620
New York (State of) Dormitory Authority, Series 2013 A, RB(a)(c)	5.00%	07/01/2023	5	5,073
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2023	200	201,484
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB(a)	5.00%	03/15/2023	35	35,263
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2023	65	65,482
New York (State of) Dormitory Authority, Series 2015 B, Ref. RB	5.00%	07/01/2023	125	126,800
New York (State of) Dormitory Authority, Series 2015 E, Ref. RB(a)	5.00%	03/15/2023	130	130,978
New York (State of) Dormitory Authority, Series 2015 E, Ref. RB	3.25%	03/15/2035	350	336,716
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2023	$50	$50,371
New York (State of) Dormitory Authority, Series 2016 A, Ref. RB	4.00%	10/01/2023	25	25,287
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2023	55	55,408
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2023	45	45,648
New York (State of) Dormitory Authority, Series 2017 G, Ref. RB	5.00%	10/01/2023	235	239,829
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2023	160	163,288
New York (State of) Dormitory Authority (St. Johns University), Series 2013 A, RB	5.00%	07/01/2044	250	250,785
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2023	25	25,049
New York (State of) Utility Debt Securitization Authority, Series 2013 TE, RB	5.00%	12/15/2027	105	107,527
New York (State of) Utility Debt Securitization Authority, Series 2013 TE, RB	5.00%	12/15/2028	100	102,397
New York (State of) Utility Debt Securitization Authority, Series 2013 TE, RB	5.00%	12/15/2029	550	563,181
New York (State of) Utility Debt Securitization Authority, Series 2013 TE, RB	5.00%	12/15/2030	725	742,376
New York (State of) Utility Debt Securitization Authority, Series 2013 TE, RB	5.00%	12/15/2031	165	168,954
New York (State of) Utility Debt Securitization Authority, Series 2013 TE, RB	5.00%	12/15/2033	30	30,713
New York (State of) Utility Debt Securitization Authority, Series 2013 TE, RB	5.00%	12/15/2041	360	367,402
New York (State of) Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2025	100	102,459
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2013 A, RB	5.00%	06/15/2026	50	50,668
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2013 A, RB	5.00%	06/15/2027	100	101,331
New York State Urban Development Corp., Series 2013 A-1, RB(a)(c)	5.00%	03/15/2023	25	25,179
New York State Urban Development Corp., Series 2013 A-1, RB	5.00%	03/15/2029	45	45,282
New York State Urban Development Corp., Series 2013 A-1, RB	5.00%	03/15/2030	170	171,016
New York State Urban Development Corp., Series 2013 A-1, RB	5.00%	03/15/2031	80	80,455
New York State Urban Development Corp., Series 2013 C, RB(a)(c)	5.00%	03/15/2023	200	201,459
New York State Urban Development Corp., Series 2013 C, RB(a)(c)	5.00%	03/15/2023	1,100	1,108,025
New York State Urban Development Corp., Series 2013 C, RB	5.00%	03/15/2029	850	855,325
New York State Urban Development Corp., Series 2013 C, RB	5.00%	03/15/2031	40	40,227
New York State Urban Development Corp., Series 2013 C, RB	5.00%	03/15/2033	500	502,815
New York State Urban Development Corp., Series 2013 D, RB	5.00%	03/15/2023	50	50,371
New York State Urban Development Corp., Series 2013 E, RB	5.00%	03/15/2030	265	266,584
New York State Urban Development Corp., Series 2013 E, RB	5.00%	03/15/2031	200	201,137
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2023	35	35,260
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2023	100	100,742
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)	4.00%	10/15/2023	125	126,664
Suffolk (County of), NY Water Authority, Series 2012 A, RB	3.75%	06/01/2036	250	250,105
Suffolk (County of), NY Water Authority, Series 2013, Ref. RB	3.00%	06/01/2028	10	10,013
Triborough Bridge & Tunnel Authority, Series 2013 A, Ref. RB	5.00%	11/15/2023	105	106,142
Triborough Bridge & Tunnel Authority, Series 2013 A, Ref. RB	5.00%	11/15/2024	525	530,370
Triborough Bridge & Tunnel Authority, Series 2013 A, Ref. RB	5.00%	11/15/2025	270	272,968
Westchester County Local Development Corp. (Kendal on Hudson), Series 2013, Ref. RB(a)(c)	5.00%	01/01/2023	200	200,396
				22,729,890
North Carolina-3.18%
Mecklenburg County Public Facilities Corp., Series 2017, Ref. RB	5.00%	02/01/2023	15	15,062
North Carolina (State of), Series 2013 C, Ref. GO Bonds	4.00%	05/01/2023	2,000	2,013,358
North Carolina (State of), Series 2014 C, Ref. RB	5.00%	05/01/2023	315	318,379
North Carolina (State of), Series 2016 A, Ref. GO Bonds	5.00%	06/01/2023	100	101,290
North Carolina (State of) (Garvee), Series 2017, Ref. RB	5.00%	03/01/2023	90	90,556
North Carolina (State of) Medical Care Commission (United Methodist Retirement), Series 2017 A, Ref. RB(a)(c)	5.00%	10/01/2023	1,000	1,048,742
North Carolina State University at Raleigh, Series 2013 A, RB(a)(c)	5.00%	10/01/2023	90	91,819
Wake (County of), NC Industrial Facilities & Pollution Control Financing Authority (Duke Energy), Series 2013, Ref. RB	4.00%	06/01/2041	225	220,029
				3,899,235
Ohio-3.06%
Cincinnati City School District, Series 2006, Ref. GO Bonds, (INS - NATL)(b)	5.25%	12/01/2023	10	10,267
Cleveland (City of), OH, Series 2015, RB(a)(c)	5.00%	10/01/2023	15	15,303
Cleveland Heights & University Heights City School District, Series 2014, GO Bonds(a)(c)	4.50%	06/01/2023	250	252,500
Columbus (City of), OH, Series 2013 1, Ref. GO Bonds(a)(c)	5.00%	07/01/2023	20	20,290
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Columbus (City of), OH, Series 2013 1, Ref. GO Bonds(a)(c)	5.00%	07/01/2023	$25	$25,363
Columbus (City of), OH, Series 2013-1, Ref. GO Bonds(a)(c)	5.00%	07/01/2023	170	172,467
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	4.00%	04/01/2023	125	125,653
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2023	10	10,240
Highland Local School District (Medina & Summit Counties), Series 2018 A, GO Bonds(a)(c)	5.25%	06/01/2023	500	506,891
Montgomery (County of), OH (Catholic Health Initiatives), Series 2009, RB(a)(c)	5.25%	11/13/2023	375	382,033
Northeast Ohio Regional Sewer District, Series 2013, RB(a)(c)	5.00%	05/15/2023	100	101,147
Northeast Ohio Regional Sewer District, Series 2013, RB(a)(c)	5.00%	05/15/2023	75	75,861
Northwest Local School District, Series 2015, GO Bonds	4.00%	12/01/2050	500	477,617
Ohio (State of), Series 2012 C, Ref. GO Bonds	5.00%	08/01/2023	10	10,166
Ohio (State of), Series 2015 A, Ref. GO Bonds	5.00%	09/01/2023	25	25,462
Ohio (State of), Series 2016 A, Ref. GO Bonds	5.00%	09/01/2023	185	188,419
Ohio (State of), Series 2020 B, Ref. GO Bonds	5.00%	09/15/2023	900	917,430
Ohio (State of) (Garvee), Series 2016-1, RB	5.00%	12/15/2023	50	51,266
Ohio (State of) (Garvee), Series 2018-1, RB	5.00%	12/15/2023	115	117,911
Ohio (State of) Higher Educational Facility Commission (Case Western Reserve University), Series 2016, Ref. RB(a)	5.00%	12/01/2023	100	102,360
Ohio (State of) Turnpike & Infrastructure Commission, Series 2017 A, Ref. RB	5.00%	02/15/2023	150	150,770
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2016, RB	5.00%	12/01/2023	20	20,488
				3,759,904
Oklahoma-0.18%
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2016, RB	5.00%	06/01/2023	40	40,439
Oklahoma (County of), OK Independent School District No. 89, Series 2020 A, GO Bonds	2.50%	07/01/2023	25	24,992
Oklahoma (State of) Capitol Improvement Authority, Series 2014 A, Ref. RB	5.00%	07/01/2023	40	40,588
Oklahoma (State of) Municipal Power Authority, Series 2019 A, Ref. RB	5.00%	01/01/2023	40	40,075
Oklahoma (State of) Turnpike Authority, Series 2017 D, Ref. RB	4.00%	01/01/2023	70	70,084
				216,178
Oregon-0.20%
Oregon (State of) Department of Transportation, Series 2013 A, RB(a)(c)	5.00%	11/15/2023	75	76,732
Oregon (State of) Department of Transportation, Series 2017 A, RB	5.00%	11/15/2023	20	20,467
Oregon (State of) Lottery, Series 2015 C, Ref. RB	5.00%	04/01/2023	25	25,208
Portland (City of), OR, Series 2016 B, Ref. RB	5.00%	06/15/2023	120	121,603
				244,010
Pennsylvania-4.27%
Lehigh (County of), PA Authority, Series 2013 A, RB	5.00%	12/01/2043	195	195,550
Lehigh (County of), PA Authority, Series 2013 A, RB	5.13%	12/01/2047	120	120,413
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2013 A, Ref. RB(a)(c)	5.00%	11/01/2023	60	61,329
Pennsylvania (Commonwealth of), First Series 2012, Ref. GO Bonds	4.00%	07/01/2023	1,000	1,009,136
Pennsylvania (Commonwealth of), First Series 2013, GO Bonds(a)(c)	5.00%	04/01/2023	125	126,049
Pennsylvania (Commonwealth of), First Series 2013, GO Bonds(a)(c)	5.00%	04/01/2023	65	65,545
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2023	100	100,745
Pennsylvania (Commonwealth of), First Series 2015, Ref. GO Bonds	5.00%	08/15/2023	195	198,459
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2023	235	239,625
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	5.00%	01/01/2023	25	25,053
Pennsylvania (Commonwealth of), Second Series 2013, GO Bonds	5.00%	10/15/2023	30	30,649
Pennsylvania (Commonwealth of), Second Series 2013, GO Bonds	5.00%	10/15/2027	25	25,482
Pennsylvania (Commonwealth of), Second Series 2016, Ref. GO Bonds	5.00%	01/15/2023	100	100,313
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2023	1,000	1,015,781
Philadelphia (City of), PA, Series 2019 A, Ref. GO Bonds	5.00%	08/01/2023	250	254,140
Westmoreland (County of), PA Municipal Authority, Series 2013, RB(a)(c)	5.00%	08/15/2023	10	10,181
Westmoreland (County of), PA Municipal Authority, Series 2013, RB(a)(c)	5.00%	08/15/2023	50	50,904
Westmoreland (County of), PA Municipal Authority, Series 2013, RB(a)(c)	5.00%	08/15/2023	1,000	1,018,084
Westmoreland (County of), PA Municipal Authority, Series 2013, RB(a)(c)	5.00%	08/15/2023	590	600,670
				5,248,108
South Carolina-0.91%
Charleston County School District, Series 2011 A, Ref. GO Bonds	5.00%	02/01/2023	125	125,537
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2013, Ref. RB(a)(c)	5.00%	12/01/2023	45	46,062
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2013, Ref. RB	4.00%	12/01/2028	$525	$531,265
Horry County School District, Series 2016, GO Bonds	5.00%	03/01/2023	70	70,427
South Carolina (State of) Public Service Authority, Series 2013 E, RB	5.00%	12/01/2048	180	180,440
South Carolina (State of) Public Service Authority, Series 2013 E, RB	5.50%	12/01/2053	20	20,149
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2013 A, RB	5.00%	12/01/2038	100	100,501
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2013 S, Ref. RB	5.13%	12/01/2043	30	30,142
South Carolina (State of) Transportation Infrastructure Bank, Series 2015 A, Ref. RB	5.00%	10/01/2023	15	15,301
				1,119,824
South Dakota-0.13%
South Dakota (State of) Building Authority, Series 2013 B, RB(a)(c)	5.00%	06/01/2023	35	35,440
South Dakota (State of) Building Authority, Series 2013 B, RB(a)(c)	5.00%	06/01/2023	125	126,569
				162,009
Tennessee-1.38%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Catholic Health Initiatives), Series 2013 A, RB(a)(c)	5.25%	01/01/2023	25	25,052
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Catholic Health Initiatives), Series 2013 A, RB(a)(c)	5.25%	01/01/2023	205	205,430
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2018 A, Ref. RB	5.00%	07/01/2033	100	100,489
Memphis (City of), TN, Series 2014 A, Ref. GO Bonds	5.00%	11/01/2023	50	51,094
Memphis (City of), TN, Series 2020, Ref. GO Bonds	5.00%	05/01/2023	30	30,311
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2013 A, GO Bonds(a)(c)	5.00%	01/01/2023	15	15,031
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2013 A, GO Bonds(a)(c)	5.00%	01/01/2023	60	60,124
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2013 A, GO Bonds(a)(c)	5.00%	01/01/2023	35	35,072
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2013, Ref. GO Bonds(a)(c)	5.00%	07/01/2023	25	25,363
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	5.00%	07/01/2023	100	101,469
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board, Series 2013, RB(a)(c)	4.00%	07/01/2023	20	20,173
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The), Series 2015 C, GO Bonds	5.00%	07/01/2023	1,000	1,014,689
Tennessee (State of) School Bond Authority, Series 2014, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2023	15	15,340
				1,699,637
Texas-9.03%
Bexar (County of), TX, Series 2013 A, Ctfs. of Obligation(a)(c)	4.00%	06/15/2023	280	282,200
Bexar (County of), TX, Series 2013 A, Ctfs. of Obligation(a)(c)	4.00%	06/15/2023	280	282,200
Bexar (County of), TX, Series 2013 C, Ctfs. of Obligation(a)(c)	5.00%	06/15/2023	400	405,409
Board of Regents of the University of Texas System, Series 2016 D, RB	5.00%	08/15/2023	200	203,506
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2023	25	25,438
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2013 D, Ref. RB	5.00%	11/01/2033	35	35,578
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2013 F, Ref. RB	5.25%	11/01/2033	270	275,063
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2023	65	66,279
Dallas (City of), TX, Series 2014, Ref. GO Bonds	5.00%	02/15/2023	20	20,101
Dallas (City of), TX, Series 2015 A, Ref. RB	5.00%	10/01/2023	145	147,907
Dallas (City of), TX Independent School District, Series 2014 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2023	25	25,438
Dallas (City of), TX Independent School District, Series 2021 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2023	1,000	1,003,252
El Paso (County of), TX Hospital District, Series 2013, Ctfs. Of Obligation	5.00%	08/15/2043	435	437,349
Grand Parkway Transportation Corp., Series 2013 B, RB(a)(c)	5.00%	10/01/2023	280	285,660
Guadalupe-Blanco River Authority (Western Canyon Regional Water Supply), Series 2013 A, Ref. RB(a)(c)	5.00%	04/15/2023	130	131,148
Hidalgo (County of), TX Regional Mobility Authority, Series 2013, Ref. RB(a)(c)	5.00%	12/01/2023	100	102,410
Houston (City of), TX, Series 2013 A, Ref. GO Bonds(a)(c)	5.00%	03/01/2023	55	55,346
Houston (City of), TX, Series 2014 A, Ref. GO Bonds	5.00%	03/01/2023	25	25,159
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2023	185	186,179
Houston Community College System, Series 2013, GO Bonds(a)(c)	5.00%	02/15/2023	615	618,192
Houston Community College System, Series 2013, GO Bonds(a)(c)	5.00%	02/15/2023	135	135,701
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Houston Community College System, Series 2013, GO Bonds(a)(c)	5.00%	02/15/2023	$1,000	$1,005,189
Lower Colorado River Authority, Series 2013, Ref. RB	5.00%	05/15/2039	500	502,588
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2023	605	611,487
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2023	130	131,394
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2023	70	70,146
North Texas Tollway Authority, Series 2017 A, RB(a)(c)	5.00%	01/01/2023	65	65,129
North Texas Tollway Authority, Series 2017 A, RB	5.00%	01/01/2026	5	5,009
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2023	345	345,721
North Texas Tollway Authority, Series 2017 B, Ref. RB(a)(c)	5.00%	01/01/2023	50	50,099
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2023	150	152,427
Red River Education Finance Corp. (Texas Christian University), Series 2013, RB(a)(c)	5.00%	03/15/2023	100	100,729
San Marcos Consolidated Independent School District, Series 2013, GO Bonds(a)(c)	5.00%	08/01/2023	90	91,448
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Health Care System), Series 2013 A, RB(a)(c)	4.00%	05/15/2023	25	25,167
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2013, RB(a)(c)	5.00%	10/01/2023	1,000	1,018,554
Tarrant County Cultural Education Facilities Finance Corp. (Scott & White Healthcare), Series 2013, RB(a)(c)	4.00%	08/15/2023	130	131,342
Tarrant County Cultural Education Facilities Finance Corp. (Scott & White Healthcare), Series 2013, RB(a)(c)	5.00%	08/15/2023	725	737,600
Tarrant County Cultural Education Facilities Finance Corp. (Scott & White Healthcare), Series 2013, RB(a)(c)	5.00%	08/15/2023	1,000	1,017,379
Texas (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2023	135	137,875
Texas (State of) (Water Financial Assistance), Subseries 2018 B-3, Ref. GO Bonds	5.00%	08/01/2023	75	76,297
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	04/15/2023	30	30,289
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2023	25	25,186
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2023	10	10,051
				11,090,621
Utah-0.51%
University of Utah (The), Series 2013 A, RB(a)(c)	5.00%	08/01/2023	300	304,928
Utah (County of), UT (IHC Health Services, Inc.), Series 2016, Ref. RB	5.00%	05/15/2023	45	45,505
Utah (State of), Series 2020 B, GO Bonds	5.00%	07/01/2023	265	268,939
				619,372
Virginia-1.54%
Chesapeake Bay Bridge & Tunnel District, Series 2019, RAN	5.00%	11/01/2023	100	101,705
Henry (County of), VA Industrial Development Authority, Series 2019, RB	2.00%	11/01/2023	100	99,113
Richmond (City of), VA, Series 2013 A, Ref. RB(a)(c)	5.00%	01/15/2023	300	300,919
Richmond (City of), VA, Series 2017 B, Ref. GO Bonds	5.00%	07/15/2023	60	60,954
Virginia (Commonwealth of) College Building Authority, Series 2014 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2023	35	35,644
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2013 A, RB(a)(c)	4.50%	02/01/2023	1,000	1,003,347
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2016 A, RB	5.00%	02/01/2023	100	100,421
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2023	45	45,727
Virginia (State of) Public School Authority, Series 2012, Ref. RB	5.00%	08/01/2023	5	5,010
Virginia (State of) Public School Authority, Series 2015, Ref. RB	5.00%	08/01/2023	140	142,356
				1,895,196
Washington-3.31%
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB	5.00%	07/01/2023	300	304,337
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	5.00%	07/01/2023	400	405,782
King (County of), WA, Series 2016 B, Ref. RB(a)(c)	5.00%	07/01/2023	15	15,218
King County School District No. 411 Issaquah, Series 2015, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2023	40	40,972
Seattle (City of), WA, Series 2015, Ref. RB	5.00%	05/01/2023	120	121,272
Tacoma (City of), WA, Series 2013 A, Ref. RB	4.00%	01/01/2042	475	468,674
Washington (State of), Series 2013 A, GO Bonds	5.00%	08/01/2027	25	25,388
Washington (State of), Series 2013 E, GO Bonds	4.00%	02/01/2043	500	499,970
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 Municipal Bond ETF (BSMN)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2013 R, Ref. GO Bonds	5.00%	07/01/2025	$775	$785,978
Washington (State of), Series 2013, Ref. GO Bonds	4.00%	07/01/2026	1,000	1,008,048
Washington (State of), Series 2014 B, Ref. GO Bonds	5.00%	07/01/2023	125	126,858
Washington (State of), Series 2014 R, Ref. GO Bonds	5.00%	07/01/2023	60	60,892
Washington (State of) (Senior 520 Corridor Program), Series 2013 C, RB	5.00%	09/01/2023	200	203,726
				4,067,115
West Virginia-0.95%
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2023	145	147,636
West Virginia (State of) Hospital Finance Authority (United Health System Obligated Group), Series 2013 A, Ref. RB(a)(c)	5.50%	06/01/2023	1,000	1,014,264
				1,161,900
Wisconsin-1.68%
Milwaukee (City of), WI, Series 2018 N1, GO Bonds	5.00%	02/01/2023	500	501,879
University of Wisconsin Hospitals & Clinics, Series 2013 A, RB(a)(c)	5.00%	04/01/2023	20	20,168
Wisconsin (State of), Series 2013 1, Ref. GO Bonds	5.00%	05/01/2023	25	25,266
Wisconsin (State of), Series 2013, Ref. GO Bonds(a)	5.00%	05/01/2024	30	30,314
Wisconsin (State of), Series 2015 A, GO Bonds(a)(c)	5.00%	05/01/2023	50	50,524
Wisconsin (State of), Series 2016 B, GO Bonds	4.00%	05/01/2023	40	40,262
Wisconsin (State of), Series 2018 A, GO Bonds(a)(c)	5.00%	05/01/2023	30	30,314
Wisconsin (State of), Series 2018 A, GO Bonds(a)	5.00%	05/01/2024	100	101,048
Wisconsin (State of) Department of Transportation, Series 2013-1, RB(a)(c)	5.00%	07/01/2023	65	65,943
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2013 A, RB(a)(c)	4.50%	11/15/2023	75	76,154
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2013, RB	4.00%	08/15/2038	105	104,265
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Communities, Inc.), Series 2018 A, RB(a)(c)	5.00%	09/15/2023	1,000	1,018,099
				2,064,236
TOTAL INVESTMENTS IN SECURITIES(d)-98.32% (Cost $121,450,067)				120,774,729
OTHER ASSETS LESS LIABILITIES-1.68%				2,062,673
NET ASSETS-100.00%				$122,837,402

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RAN	-Revenue Anticipation Notes
RB	-Revenue Bonds
Ref.	-Refunding
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2024 Municipal Bond ETF (BSMO)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.52%
Alabama-1.27%
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 A, RB(a)	5.00%	09/01/2024	$450	$468,877
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 B, Ref. RB(a)	5.00%	09/01/2024	900	937,755
Alabama (State of) Public School & College Authority, Series 2014 B, Ref. RB	5.00%	01/01/2024	45	46,176
Alabama (State of) Public School & College Authority, Series 2014 B, Ref. RB	5.00%	01/01/2026	100	103,666
Alabama (State of) Public School & College Authority, Series 2014 B, Ref. RB	5.00%	01/01/2027	30	31,086
Jefferson (County of), AL, Series 2018 A, Ref. GO Wts.	5.00%	04/01/2024	100	103,074
				1,690,634
Alaska-0.78%
North Slope (Borough of), AK, Series 2020 A, GO Bonds	5.00%	06/30/2024	1,000	1,036,038
Arizona-2.10%
Arizona (State of) Department of Transportation, Series 2015, Ref. RB	5.00%	07/01/2032	255	263,483
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital), Series 2014, Ref. RB	5.00%	12/01/2029	500	514,915
Arizona (State of) Transportation Board, Series 2018, RB	5.00%	07/01/2024	1,000	1,038,151
Chandler (City of), AZ, Series 2014, Ref. GO Bonds	5.00%	07/01/2024	150	155,699
Mesa (City of), AZ, Series 2014, Ref. RB	3.00%	07/01/2028	20	20,056
Mesa (City of), AZ, Series 2014, Ref. RB	3.25%	07/01/2029	145	145,927
Phoenix Civic Improvement Corp., Series 2014 B, Ref. RB	5.00%	07/01/2026	500	518,207
Phoenix Civic Improvement Corp., Series 2014 B, Ref. RB	5.00%	07/01/2027	40	41,438
Phoenix Civic Improvement Corp., Series 2018 B, Ref. RB	5.00%	07/01/2024	100	103,720
				2,801,596
Arkansas-0.46%
Little Rock (City of), AR, Series 2014, RB	4.00%	07/01/2041	100	98,089
Pulaski (County of), AR Public Facilities Board, Series 2014, RB(a)(b)	5.00%	12/01/2024	500	520,445
				618,534
California-17.88%
Anaheim (City of), CA Public Financing Authority, Series 2014 A, Ref. RB(a)(b)	5.00%	05/01/2024	175	181,100
Anaheim Union High School District, Series 2015, GO Bonds	4.00%	08/01/2040	60	60,148
Bay Area Toll Authority, Series 2014 F, Ref. RB(a)(b)	5.00%	04/01/2024	50	51,610
Bay Area Toll Authority (San Francisco Bay Area), Series 2014 S-6, RB(a)(b)	5.00%	10/01/2024	50	52,202
California (State of), Series 2014, GO Bonds	5.00%	05/01/2024	560	580,314
California (State of), Series 2014, GO Bonds	5.00%	10/01/2024	100	104,641
California (State of), Series 2014, GO Bonds	5.00%	12/01/2024	225	230,734
California (State of), Series 2014, GO Bonds	5.00%	10/01/2039	1,595	1,655,344
California (State of), Series 2014, GO Bonds	5.00%	05/01/2044	100	102,404
California (State of), Series 2014, Ref. GO Bonds	5.00%	12/01/2024	500	512,742
California (State of), Series 2014, Ref. GO Bonds	5.00%	11/01/2026	350	366,211
California (State of), Series 2014, Ref. GO Bonds	5.00%	10/01/2031	85	88,541
California (State of), Series 2014, Ref. GO Bonds	5.00%	10/01/2033	260	270,309
California (State of), Series 2015 B, Ref. GO Bonds	5.00%	09/01/2024	125	130,550
California (State of), Series 2015, Ref. GO Bonds	5.00%	03/01/2024	280	288,996
California (State of), Series 2016, GO Bonds	5.00%	09/01/2024	75	78,330
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2024	85	88,603
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2024	40	41,937
California (State of), Series 2018, Ref. GO Bonds	5.00%	10/01/2024	100	104,641
California (State of), Series 2019, GO Bonds	4.00%	10/01/2024	125	128,380
California (State of), Series 2019, GO Bonds	5.00%	10/01/2033	125	128,627
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2024	35	36,197
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2024	500	517,101
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2033	735	756,425
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2036	500	514,243
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2037	500	514,177
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2024	25	25,803
California (State of), Series 2021, GO Bonds	5.00%	10/01/2024	610	638,312
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2024	135	141,809
California (State of) (Bid Group B), Series 2016, Ref. GO Bonds	5.00%	08/01/2024	280	291,867
California (State of) (Green Bonds), Series 2014, GO Bonds	5.00%	10/01/2028	100	104,403
California (State of) Department of Water Resources, Series 2014 A, RB(a)(b)	5.00%	12/01/2024	195	205,109
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Department of Water Resources, Series 2014 AS, RB(a)(b)	5.00%	12/01/2024	$100	$105,184
California (State of) Department of Water Resources, Series 2014 AS, RB	5.00%	12/01/2024	35	36,765
California (State of) Department of Water Resources (Central Valley), Series 2014 AS, RB(a)(b)	5.00%	12/01/2024	2,000	2,103,679
California (State of) Educational Facilities Authority (Pepperdine University), Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	40	41,938
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2024	120	125,572
California (State of) Health Facilities Financing Authority (Providence Health & Services), Series 2014 A, RB	5.00%	10/01/2038	25	25,431
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2024	85	88,534
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund), Series 2017, RB	5.00%	10/01/2024	100	104,586
California (State of) Public Works Board, Series 2014 B, RB	5.00%	10/01/2039	70	72,420
California (State of) Public Works Board, Series 2017 B, Ref. RB	5.00%	10/01/2024	75	78,385
California (State of) Public Works Board (Department of State Hospitals - Coalinga), Series 2013 E, RB	5.00%	06/01/2024	125	126,567
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2026	100	104,160
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2033	100	103,899
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2034	115	119,124
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	4.50%	09/01/2035	100	101,853
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2039	100	103,309
California (State of) Statewide Communities Development Authority, Series 2014, Ref. RB(a)(b)	5.00%	11/15/2024	340	355,798
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital), Series 2014 B, Ref. RB(a)(b)	4.00%	07/01/2024	100	102,307
California State University, Series 2014 A, Ref. RB(a)(b)	5.00%	11/01/2024	250	261,628
California State University, Series 2014 A, Ref. RB(a)(b)	5.00%	11/01/2024	30	31,395
California State University, Series 2014 A, Ref. RB(a)(b)	5.00%	11/01/2024	60	62,791
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2024	50	52,373
Contra Costa (County of), CA Water District, Series 2014 T, Ref. RB	5.00%	10/01/2026	180	187,794
East Bay Municipal Utility District, Series 2014 B, Ref. RB	5.00%	06/01/2024	345	357,557
Foothill-Eastern Transportation Corridor Agency, Series 2014 A, Ref. RB(a)(b)	6.00%	01/15/2024	50	51,924
Foothill-Eastern Transportation Corridor Agency, Series 2014 A, Ref. RB(a)(b)	6.00%	01/15/2024	40	41,539
Fremont Union High School District, Series 2015, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	135	140,497
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS - AGM)(c)	5.00%	09/01/2044	100	101,345
Los Angeles (City of), CA Department of Water & Power, Series 2013 B, RB	5.00%	07/01/2024	30	30,439
Los Angeles (City of), CA Department of Water & Power, Series 2014 A, RB	5.00%	07/01/2039	165	169,921
Los Angeles (City of), CA Department of Water & Power, Series 2014 A, RB	5.00%	07/01/2044	235	241,165
Los Angeles (City of), CA Department of Water & Power, Series 2014 D, RB	5.00%	07/01/2033	600	621,376
Los Angeles (City of), CA Department of Water & Power, Series 2014 D, RB	5.00%	07/01/2039	125	128,650
Los Angeles (City of), CA Department of Water & Power, Series 2015 E, RB	5.00%	07/01/2044	200	205,123
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2024	5	5,187
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	07/01/2024	40	41,577
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2039	200	205,628
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	4.00%	08/01/2024	25	25,630
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2024	20	20,838
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	50	52,086
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	40	41,669
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	125	130,214
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	190	197,926
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	225	234,386
Los Angeles Community College District, Series 2015 A, Ref. GO Bonds(a)(b)	5.00%	08/01/2024	200	208,343
Los Angeles Community College District, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2024	5	5,209
Los Angeles Unified School District, Series 2014 C, Ref. GO Bonds	5.00%	07/01/2026	90	93,476
Los Angeles Unified School District, Series 2014 C, Ref. GO Bonds	5.00%	07/01/2028	100	103,799
Los Angeles Unified School District, Series 2014 C, Ref. GO Bonds	5.00%	07/01/2030	250	259,380
Los Angeles Unified School District, Series 2014 D, Ref. GO Bonds	5.00%	07/01/2024	25	25,989
Los Angeles Unified School District, Series 2014 D, Ref. GO Bonds	5.00%	07/01/2026	450	467,381
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2024	200	207,915
Metropolitan Water District of Southern California, Series 2017 B, Ref. RB	5.00%	08/01/2024	70	72,656
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2024	100	103,799
Natomas Unified School District (Election of 2014), Series 2015, GO Bonds	4.00%	08/01/2040	100	100,054
Orange (County of), CA Sanitation District, Series 2015 A, Ref. RB	5.00%	02/01/2035	1,000	1,034,746
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Orange (County of), CA Transportation Authority (I-405 Improvement), Series 2021, RB	4.00%	10/15/2024	$500	$513,224
Orange (County of), CA Transportation Authority (I-405 Improvement), Series 2021, RB	5.00%	10/15/2024	500	523,114
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2024	15	15,526
San Bernardino (County of), CA (Captial Facilities), Series 1992 B, COP(a)	6.88%	08/01/2024	345	368,119
San Diego (City of), CA Association of Governments (Mid Coast Corridor; Green Bonds), Series 2019, RB	5.00%	11/15/2024	180	184,145
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2024	10	10,405
San Diego (County of), CA Regional Transportation Commission, Series 2014 A, RB(a)(b)	5.00%	04/01/2024	50	51,643
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 D, Ref. RB	5.00%	05/01/2024	25	25,847
San Francisco (City of), CA Public Utilities Commission, Series 2015, Ref. RB	5.00%	11/01/2024	30	31,413
San Francisco Unified School District, Series 2015 F, GO Bonds	3.50%	06/15/2035	60	59,346
San Joaquin Delta Community College District (Election of 2004), Series 2014 C, GO Bonds(a)(b)	5.00%	08/01/2024	20	20,814
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2024	190	197,105
San Marcos Unified School District (Election of 2010), Series 2014 C, GO Bonds(a)(b)	5.00%	02/15/2024	25	25,746
Silicon Valley Clean Water, Series 2019 A, RB	3.00%	03/01/2024	495	497,038
Silicon Valley Clean Water (WIFIA Rescue), Series 2021 A, RN	0.25%	03/01/2024	90	87,596
Southern California Public Power Authority (Apex Power), Series 2014 A, RB	5.00%	07/01/2037	200	206,528
Southern California Public Power Authority (Green Bonds), Series 2020, Ref. RB	5.00%	04/01/2024	255	261,830
Southern California Public Power Authority (Windy Point/Windy Flast), Series 2020, Ref. RB	5.00%	07/01/2030	390	399,646
Tuolumne Wind Project Authority, Series 2016 A, Ref. RB	5.00%	01/01/2024	55	56,449
Twin Rivers Unified School District, Series 2014 A, GO Bonds(a)(b)	5.00%	02/01/2024	5	5,139
University of California, Series 2013 AF, RB(a)	5.00%	05/15/2024	110	111,302
University of California, Series 2014 AM, RB	5.00%	05/15/2027	35	36,237
University of California, Series 2014 AM, RB	5.25%	05/15/2044	195	200,386
Washington Township Health Care District (Election of 2004), Series 2013 B, GO Bonds	5.00%	08/01/2043	250	252,355
Washington Township Health Care District (Election of 2012), Series 2013 A, GO Bonds	5.00%	08/01/2043	500	504,710
				23,860,389
Colorado-1.61%
Adams 12 Five Star Schools, Series 2014 B, Ref. GO Bonds	5.00%	12/15/2026	35	36,627
Colorado (State of), Series 2013 I, COP(a)(b)	5.00%	03/15/2024	470	483,872
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2024	40	41,892
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2013 A, RB(a)(b)	5.00%	01/01/2024	1,150	1,178,692
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2024	140	143,417
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	11/15/2024	25	26,083
Denver City & County School District No. 1, Series 2014 B, Ref. GO Bonds	5.00%	12/01/2024	45	47,117
Denver City & County School District No. 1, Series 2014 B, Ref. GO Bonds	5.00%	12/01/2027	25	26,151
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2019, GO Bonds	5.00%	12/15/2024	20	20,946
Regional Transportation District, Series 2013 A, Ref. COP	5.00%	06/01/2024	110	111,379
University of Colorado, Series 2017 A-2, Ref. RB	3.25%	06/01/2037	35	31,252
				2,147,428
Connecticut-2.22%
Connecticut (State of), Series 2014 A, GO Bonds	5.00%	03/01/2026	500	514,046
Connecticut (State of), Series 2014 A, GO Bonds	5.00%	03/01/2027	100	102,778
Connecticut (State of), Series 2014 A, RB	5.00%	09/01/2026	75	77,926
Connecticut (State of), Series 2017 A, GO Bonds	5.00%	04/15/2024	90	92,943
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2024	475	495,480
Connecticut (State of) (Green Bonds), Series 2014 G, GO Bonds	5.00%	11/15/2028	100	104,272
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2014 E, RB	5.00%	07/01/2042	500	501,793
Connecticut (State of) Health & Educational Facilities Authority (Yale New Haven Health), Series 2014 E, RB	5.00%	07/01/2024	200	206,434
Hartford (County of), CT Metropolitan District (Green Bonds), Series 2014 A, RB(a)(b)	5.00%	11/01/2024	725	757,611
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2024	100	102,693
				2,955,976
District of Columbia-0.68%
District of Columbia, Series 2014 A, Ref. RB	5.00%	12/01/2024	35	36,667
District of Columbia, Series 2014 C, GO Bonds	5.00%	06/01/2031	20	20,647
District of Columbia, Series 2014 C, GO Bonds	5.00%	06/01/2032	35	36,107
District of Columbia, Series 2014 D, Ref. GO Bonds	5.00%	06/01/2032	400	412,650
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2024	$225	$233,156
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2024	115	120,144
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2024	25	26,096
District of Columbia (Georgetown University), Series 2017, Ref. RB(a)	5.00%	04/01/2024	15	15,477
				900,944
Florida-5.32%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics), Series 2014 A, RB	4.00%	12/01/2044	145	136,880
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics), Series 2014 A, RB	5.00%	12/01/2044	1,000	1,006,034
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2014, Ref. RB(a)	5.00%	04/01/2033	1,000	1,029,149
Broward (County of), FL School Board, Series 2017 C, Ref. COP	5.00%	07/01/2024	105	108,526
Florida (State of), Series 2017 A, Ref. RB	5.00%	07/01/2024	100	103,736
Florida (State of), Series 2021 B, Ref. GO Bonds	5.00%	06/01/2024	1,000	1,036,397
Florida (State of) (Capital Outlay), Series 2015 A, Ref. GO Bonds	5.00%	06/01/2026	165	170,882
Florida (State of) Department of Environmental Protection (FL Forever), Series 2016 A, Ref. RB	5.00%	07/01/2024	65	67,418
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2015 A, RB	5.00%	10/01/2044	500	504,316
Jacksonville (City of), FL, Series 2022 A, Ref. RB	5.00%	10/01/2024	1,000	1,041,838
Jacksonville (City of), FL (Brooks Rehabilitation), Series 2015, RB	4.00%	11/01/2040	155	147,177
Miami (City of) & Dade (County of), FL School Board, Series 2014 D, Ref. COP	5.00%	11/01/2028	25	25,935
Miami (City of) & Dade (County of), FL School Board, Series 2014 D, Ref. COP	5.00%	11/01/2030	30	31,025
Miami (City of) & Dade (County of), FL School Board, Series 2015 B, Ref. COP	5.00%	05/01/2024	100	103,345
Miami Beach (City of), FL Redevelopment Agency (City Center), Series 2015, Ref. RB, (INS - AGM)(c)	5.00%	02/01/2040	100	100,674
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	5.00%	07/01/2028	405	418,792
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	5.00%	07/01/2029	110	113,642
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	4.00%	07/01/2034	25	25,341
Miami-Dade (County of), FL Expressway Authority, Series 2014 A, RB	5.00%	07/01/2039	500	504,504
Orlando (City of), FL Utilities Commission, Series 2013 A, Ref. RB	5.00%	10/01/2024	120	125,043
Pasco (County of), FL, Series 2014 B, RB	4.00%	10/01/2044	100	98,065
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2024	185	192,841
				7,091,560
Georgia-0.81%
Atlanta (City of), GA, Series 2014 A, Ref. RB	5.00%	01/01/2026	150	153,459
Atlanta (City of), GA, Series 2014 A, Ref. RB	5.00%	01/01/2028	50	51,117
Atlanta (City of), GA, Series 2014 A, Ref. RB	5.00%	01/01/2030	100	102,170
Atlanta (City of), GA, Series 2015, GO Bonds(a)(b)	4.75%	12/01/2024	270	281,557
Atlanta (City of), GA, Series 2015, GO Bonds(a)(b)	5.00%	12/01/2024	50	52,402
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2024	100	104,536
Forsyth (County of), GA, Series 2019, GO Bonds	5.00%	09/01/2024	20	20,842
Georgia (State of), Series 2014 A-2, GO Bonds	5.00%	02/01/2027	20	20,547
Georgia (State of), Series 2016 A-1, GO Bonds	5.00%	02/01/2024	10	10,287
Georgia (State of), Series 2016 C-1, Ref. GO Bonds	5.00%	01/01/2024	25	25,667
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	01/01/2024	25	25,667
Georgia (State of), Series 2019 A, GO Bonds	5.00%	07/01/2024	100	103,847
Georgia (State of), Series 2020 A, GO Bonds	5.00%	08/01/2024	10	10,404
Private Colleges & Universities Authority (Emory University), Series 2016 B, Ref. RB	3.00%	10/01/2043	155	116,926
				1,079,428
Hawaii-0.36%
Hawaii (State of), Series 2014 EO, GO Bonds	5.00%	08/01/2029	200	207,512
Hawaii (State of), Series 2015 EZ, Ref. GO Bonds	5.00%	10/01/2024	100	104,348
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2024	75	78,261
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2024	50	52,174
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2024	40	41,050
				483,345
Idaho-0.11%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2014 A, RB	5.00%	03/01/2044	150	150,944
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-5.43%
Chicago (City of), IL, Series 2008 C, Ref. RB	5.00%	01/01/2024	$250	$255,914
Chicago (City of), IL, Series 2014 A, Ref. GO Bonds	5.00%	01/01/2034	100	100,037
Chicago (City of), IL, Series 2014, RB	5.00%	11/01/2044	1,000	1,001,403
Chicago (City of), IL, Series 2016 C, Ref. GO Bonds	5.00%	01/01/2024	25	25,216
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2024	150	153,872
Chicago (City of), IL (O’Hare International Airport), Series 2017 E, RB	5.00%	01/01/2024	60	61,549
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2015 C, GO Bonds	5.00%	12/01/2027	30	31,340
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2015 C, GO Bonds	5.00%	12/01/2028	145	150,900
Chicago (City of), IL Midway International Airport, Series 2014 B, Ref. RB	5.00%	01/01/2027	150	152,754
Chicago (City of), IL Park District, Series 2013 A, GO Bonds(a)(b)	5.75%	01/01/2024	100	103,397
Chicago (City of), IL Transit Authority, Series 2014, RB	5.25%	12/01/2049	545	551,475
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series 2017, Ref. GO Bonds	4.00%	12/30/2024	85	87,094
Illinois (State of), Series 2013, RB	5.00%	06/15/2024	145	146,124
Illinois (State of), Series 2014, GO Bonds	5.00%	02/01/2024	200	203,548
Illinois (State of), Series 2014, GO Bonds	5.00%	05/01/2024	50	51,047
Illinois (State of), Series 2014, GO Bonds	5.00%	05/01/2027	10	10,146
Illinois (State of), Series 2014, GO Bonds	5.00%	05/01/2028	10	10,134
Illinois (State of), Series 2014, GO Bonds	5.25%	02/01/2029	210	212,861
Illinois (State of), Series 2014, GO Bonds	5.25%	02/01/2030	100	101,347
Illinois (State of), Series 2014, GO Bonds, (INS - AGM)(c)	4.25%	05/01/2034	20	19,730
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2024	20	20,355
Illinois (State of), Series 2018 A, GO Bonds	4.00%	05/01/2024	150	151,091
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2024	50	50,941
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2014, Ref. RB(a)(b)	5.00%	08/01/2024	25	25,943
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2014, Ref. RB(a)(b)	5.00%	08/01/2024	30	31,132
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2016, RB	5.00%	01/01/2024	150	153,953
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2016, RB	5.00%	07/01/2024	10	10,380
Illinois (State of) Finance Authority (The University of Chicago), Series 2014 A, Ref. RB	5.00%	10/01/2024	120	125,086
Illinois (State of) Finance Authority (The University of Chicago), Series 2014 A, Ref. RB	5.00%	10/01/2026	35	36,407
Illinois (State of) Finance Authority (The University of Chicago), Series 2014 A, Ref. RB	5.00%	10/01/2027	1,500	1,558,113
Illinois (State of) Finance Authority (The University of Chicago), Series 2014 A, Ref. RB	5.00%	10/01/2029	40	41,492
Illinois (State of) Toll Highway Authority, Series 2014 D, Ref. RB	5.00%	01/01/2024	200	205,119
Regional Transportation Authority, Series 2017 A, Ref. RB	5.00%	07/01/2024	230	237,941
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.00%	01/01/2024	60	61,458
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2024	500	512,151
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2024	60	61,532
University of Illinois, Series 2014 A, RB	5.00%	04/01/2044	500	504,508
Winnebago & Boone Counties School District No. 205 Rockford, Series 2015 B, GO Bonds	4.00%	02/01/2035	25	25,128
				7,242,618
Indiana-0.88%
Indiana (State of) Finance Authority, Series 2015 A, RB	5.00%	10/01/2040	915	940,865
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	12/01/2024	10	10,470
Indiana (State of) Finance Authority (CWA Authority), Series 2014 A, RB	5.00%	10/01/2039	25	25,716
Indiana (State of) Finance Authority (Green Bonds), Series 2015 B, Ref. RB	5.00%	02/01/2024	20	20,580
Indiana (State of) Finance Authority (Green Bonds), Series 2021 B, Ref. RB	5.00%	02/01/2024	100	102,900
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2016 A, Ref. RB	5.00%	12/01/2024	25	26,082
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.), Series 2016 A, Ref. RB	3.13%	12/01/2024	50	49,906
				1,176,519
Iowa-0.04%
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2024	55	56,838
Kansas-0.10%
Johnson (County of), KS Public Building Commission (Courthouse & Medical Examiners), Series 2018 A, RB	5.00%	09/01/2024	45	46,762
Kansas (State of) Department of Transportation, Series 2015 A, Ref. RB	3.00%	09/01/2024	25	25,048
Kansas (State of) Department of Transportation, Series 2015 A, Ref. RB	5.00%	09/01/2024	55	57,231
				129,041
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky-0.13%
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2014 A, RB	4.00%	05/15/2045	$25	$24,260
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2017 B, Ref. RB	5.00%	05/15/2024	150	155,259
				179,519
Louisiana-2.92%
Louisiana (State of), Series 2014 B, Ref. RB(a)(b)	4.00%	05/01/2024	1,000	1,020,772
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority, Series 2014, RB(a)(b)	5.00%	02/01/2024	70	71,957
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (East Baton Rouge Commission), Series 2014, RB(a)(b)	4.38%	02/01/2024	1,050	1,071,636
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (LCTCS Act 360), Series 2014, RB(a)(b)	5.00%	10/01/2024	1,000	1,043,116
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (LCTCS ACT 360), Series 2014, RB(a)(b)	5.00%	10/01/2024	125	130,390
Louisiana (State of) Public Facilities Authority (Hurricane Recovery Program), Series 2014, Ref. RB	5.00%	06/01/2024	5	5,168
Louisiana (State of) Public Facilities Authority (Hurricane Recovery Program), Series 2014, Ref. RB(a)(b)	5.00%	06/01/2024	290	300,338
New Orleans (City of), LA, Series 2014, Ref. RB(a)(b)	5.00%	06/01/2024	150	155,123
New Orleans (City of), LA, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	15	15,703
New Orleans (City of), LA, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	30	31,405
Shreveport (City of), LA, Series 2014 B, RB	4.00%	12/01/2038	55	55,105
				3,900,713
Maine-0.95%
Maine (State of) Health & Higher Educational Facilities Authority, Series 2015, RB(a)(b)	5.00%	07/01/2024	1,000	1,032,013
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2015, RB(a)(b)	4.00%	07/01/2024	210	213,438
Maine (State of) Municipal Bond Bank, Series 2015 A, Ref. RB	5.00%	09/01/2024	20	20,780
				1,266,231
Maryland-3.96%
Baltimore (City of), MD, Series 2013 B, Ref. RB(a)(b)	5.00%	01/01/2024	500	513,015
Baltimore (City of), MD (Wastewater), Series 2013 C, RB(a)(b)	5.00%	01/01/2024	80	82,082
Baltimore (City of), MD (Water), Series 2013 A, RB(a)(b)	5.00%	01/01/2024	45	46,171
Howard (County of), MD, Series 2017 B, Ref. GO Bonds	5.00%	02/15/2024	100	102,897
Maryland (State of), First Series 2016, GO Bonds	4.00%	06/01/2027	120	122,420
Maryland (State of), First Series 2016, GO Bonds	4.00%	06/01/2029	300	305,796
Maryland (State of), First Series 2016, GO Bonds	4.00%	06/01/2030	25	25,479
Maryland (State of), Second Series 2018 B, GO Bonds	5.00%	08/01/2024	1,030	1,071,252
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2024	20	20,626
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2024	10	10,400
Maryland (State of), Series 2017 B, Ref. GO Bonds	5.00%	08/01/2024	1,630	1,695,283
Maryland (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	65	67,603
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2024	35	36,095
Maryland (State of), Series 2020 C, Ref. GO Bonds	5.00%	08/01/2024	50	52,003
Maryland (State of) Department of Transportation, Series 2016, RB	4.00%	11/01/2027	525	537,527
Maryland (State of) Department of Transportation, Series 2016, RB	4.00%	11/01/2029	100	102,237
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2024	45	46,888
Maryland (State of) Health & Higher Educational Facilities Authority (Loyola University), Series 2014, Ref. RB	5.00%	10/01/2045	100	102,276
Montgomery (County of), MD, Series 2014 A, GO Bonds(a)(b)	5.00%	11/01/2024	40	41,830
Montgomery (County of), MD, Series 2014 A, GO Bonds(a)(b)	5.00%	11/01/2024	180	188,234
Montgomery (County of), MD, Series 2014 A, GO Bonds(a)(b)	5.00%	11/01/2024	100	104,574
Montgomery (County of), MD, Series 2014 B, Ref. GO Bonds	5.00%	11/01/2024	10	10,456
				5,285,144
Massachusetts-2.65%
Massachusetts (Commonwealth of), Series 2014 C, Ref. GO Bonds	5.00%	08/01/2024	200	207,977
Massachusetts (Commonwealth of), Series 2016 A, GO Bonds	4.00%	03/01/2041	30	29,720
Massachusetts (Commonwealth of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2024	45	46,710
Massachusetts (Commonwealth of), Series 2017 E, Ref. GO Bonds	5.00%	11/01/2024	175	182,972
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	5.00%	09/01/2031	320	332,550
Massachusetts (Commonwealth of), Series 2021 B, Ref. GO Bonds	5.00%	11/01/2024	500	522,777
Massachusetts (Commonwealth of) (Accelerated Bridge Program), Series 2014 A, RB	5.00%	06/01/2044	500	509,968
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2024	$10	$10,382
Massachusetts (Commonwealth of) Clean Water Trust (The), Series 2006, Ref. RB	5.00%	08/01/2024	100	103,989
Massachusetts (Commonwealth of) College Building Authority (Green Bonds), Series 2014 B, RB(a)(b)	5.00%	05/01/2024	285	294,612
Massachusetts (Commonwealth of) Development Finance Agency (Baystate Medical Center), Series 2014 N, RB	5.00%	07/01/2044	500	502,921
Massachusetts (Commonwealth of) Development Finance Agency (Children’s Hospital), Series 2014 P, RB(a)(b)	5.00%	10/01/2024	20	20,862
Massachusetts (Commonwealth of) Federal Highway (Garvee), Series 2014 A, RB	5.00%	06/15/2024	525	544,174
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB(a)(b)	5.00%	02/15/2024	200	205,534
Massachusetts (Commonwelath of) Water Resources Authority (Green Bonds), Series 2017 C, Ref. RB	5.00%	08/01/2024	25	25,976
				3,541,124
Michigan-1.58%
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2024	135	138,999
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2024	225	232,019
Michigan (State of) Finance Authority, Series 2014 H-1, Ref. RB	5.00%	10/01/2039	500	510,473
Michigan (State of) Finance Authority, Series 2016 C-3, Ref. RB	5.00%	04/01/2024	160	165,153
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2015, Ref. RB(a)(b)	5.00%	08/01/2024	85	88,348
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2015, Ref. RB(a)(b)	5.00%	08/01/2024	35	36,378
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2015, Ref. RB(a)(b)	5.00%	08/01/2024	115	119,529
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2015, Ref. RB(a)(b)	5.00%	08/01/2024	300	311,816
Michigan (State of) Finance Authority (Clean Water Revolving Fund), Series 2016 B, Ref. RB	5.00%	10/01/2024	150	156,550
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 C-3, RB, (INS - AGM)(c)	5.00%	07/01/2030	20	20,631
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 C-3, RB, (INS - AGM)(c)	5.00%	07/01/2032	20	20,587
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2014 D-4, Ref. RB	5.00%	07/01/2031	30	30,876
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2024	20	20,719
Royal Oak (City of), MI Hospital Finance Authority (Beaumont Health Credit Group), Series 2014 D, Ref. RB(a)(b)	5.00%	03/01/2024	70	72,092
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2024	85	87,726
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport), Series 2014 B, RB	5.00%	12/01/2044	100	100,622
				2,112,518
Minnesota-1.90%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2014 A, Ref. RB	5.00%	01/01/2029	100	102,077
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2014 A, Ref. RB	5.00%	01/01/2030	275	280,673
Minnesota (State of), Series 2014 A, GO Bonds	5.00%	08/01/2026	1,000	1,038,721
Western Minnesota Municipal Power Agency, Series 2014 A, RB(a)(b)	4.00%	01/01/2024	1,000	1,014,692
Western Minnesota Municipal Power Agency, Series 2014 A, RB(a)(b)	5.00%	01/01/2024	100	102,549
				2,538,712
Mississippi-0.01%
Mississippi (State of), Series 2015 C, Ref. GO Bonds	5.00%	10/01/2024	15	15,655
Missouri-1.16%
Curators of the University of Missouri (The), Series 2014 A, Ref. RB	5.00%	11/01/2024	15	15,655
Jackson (County of), MO (Truman Sports Complex), Series 2014, Ref. RB	5.00%	12/01/2024	30	31,215
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2014 F, RB	4.00%	11/15/2045	335	315,772
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2014 A, Ref. RB(a)(b)	4.00%	06/01/2024	190	193,382
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2014 A, Ref. RB(a)(b)	5.00%	06/01/2024	10	10,327
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2014 A, Ref. RB(a)(b)	5.00%	06/01/2024	25	25,816
Missouri (State of) Highway & Transportation Commission, Series 2014 A, Ref. RB	5.00%	05/01/2024	590	610,650
Springfield (City of), MO, Series 2015, Ref. RB	5.00%	08/01/2024	25	25,976
St. Louis (City of), MO, Series 2017 A, Ref. RB, (INS - AGM)(c)	5.00%	07/01/2024	310	319,973
				1,548,766
Nebraska-0.27%
Nebraska (State of) Public Power District, Series 2021 C, Ref. RB	5.00%	01/01/2024	145	148,821
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska-(continued)
Omaha (City of), NE Public Power District, Series 2014 AA, Ref. RB	5.00%	02/01/2032	$120	$123,062
Omaha (City of), NE Public Power District, Series 2015 B, Ref. RB(a)(b)	5.00%	08/01/2024	60	62,363
Omaha (City of), NE Public Power District, Series 2015 B, Ref. RB	4.00%	02/01/2039	10	10,037
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2024	10	10,279
				354,562
Nevada-0.52%
Clark (County of), NV, Series 2016, Ref. RB	5.00%	07/01/2024	120	124,484
Clark (County of), NV (Las Vegas-McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2024	100	103,547
Clark (County of), NV Department of Aviation, Series 2014 A-2, Ref. RB	5.00%	07/01/2029	100	103,319
Clark (County of), NV Department of Aviation, Series 2014 A-2, Ref. RB	5.00%	07/01/2033	75	77,290
Clark County School District, Series 2016 A, Ref. GO Bonds	5.00%	06/15/2024	30	31,077
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2024	75	77,693
Las Vegas Valley Water District, Series 2015, Ref. GO Bonds	5.00%	06/01/2033	30	31,162
Las Vegas Valley Water District, Series 2015, Ref. GO Bonds	5.00%	06/01/2039	95	98,025
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2024	40	41,858
				688,455
New Jersey-3.26%
New Jersey (State of), Series 2014, GO Bonds	5.00%	06/01/2024	100	103,386
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2024	180	186,094
New Jersey (State of) Economic Development Authority, Series 2012 II, Ref. RB	3.00%	03/01/2024	60	60,002
New Jersey (State of) Economic Development Authority, Series 2013 NN, Ref. RB	5.00%	03/01/2024	125	125,631
New Jersey (State of) Economic Development Authority, Series 2014 PP, Ref. RB(a)(b)	5.00%	06/15/2024	185	191,761
New Jersey (State of) Economic Development Authority, Series 2014 UU, RB	5.00%	06/15/2026	75	77,109
New Jersey (State of) Economic Development Authority, Series 2014, RB	5.00%	06/15/2040	150	151,297
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2014 A, RB	5.00%	07/01/2044	400	405,320
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2024	500	516,399
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2021, RB	5.00%	07/01/2024	95	98,295
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health), Series 2013, Ref. RB(a)(b)	5.00%	01/01/2024	15	15,366
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health), Series 2013, Ref. RB	5.00%	07/01/2028	235	239,825
New Jersey (State of) Transportation Trust Fund Authority, Series 2009 D, RB	5.00%	06/15/2032	130	133,729
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 D, RB	5.00%	12/15/2024	25	25,980
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2026	100	102,813
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2038	800	808,577
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	4.25%	06/15/2044	150	144,461
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2024	25	25,980
New Jersey (State of) Turnpike Authority, Series 2014 A, RB(a)(b)	5.00%	07/01/2024	100	103,752
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2027	100	103,400
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2030	125	129,117
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2033	35	36,099
New Jersey (State of) Turnpike Authority, Series 2014 A, RB	5.00%	01/01/2034	445	458,252
South Jersey Transportation Authority, Series 2014 A, Ref. RB	5.00%	11/01/2039	100	101,706
				4,344,351
New Mexico-0.16%
New Mexico (State of) (Capital), Series 2017 A, GO Bonds	5.00%	03/01/2024	115	118,408
New Mexico (State of) Finance Authority, Series 2014 B-1, Ref. RB	5.00%	06/15/2027	15	15,522
New Mexico (State of) Severance Tax Permanent Fund, Series 2015 A, RB	5.00%	07/01/2024	25	25,930
New Mexico (State of) Severance Tax Permanent Fund, Series 2016 B, Ref. RB	4.00%	07/01/2024	50	51,091
				210,951
New York-15.20%
Battery Park (City of), NY Authority, Series 2013 A, RB	5.00%	11/01/2024	100	102,238
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2021, Ref. RB	5.00%	05/01/2024	200	206,633
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2022, Ref. RB	5.00%	05/01/2024	100	103,316
Long Island (City of), NY Power Authority, Series 2014 A, Ref. RB	5.00%	09/01/2044	55	56,310
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Metropolitan Transportation Authority, Series 2005 B, RB, (INS - AMBAC)(c)	5.25%	11/15/2024	$200	$207,104
Metropolitan Transportation Authority, Series 2014 B, RB	5.25%	11/15/2044	375	376,132
Metropolitan Transportation Authority, Series 2014 C, RB	5.00%	11/15/2024	100	102,904
Metropolitan Transportation Authority, Subseries 2014 D-1, RB	5.00%	11/15/2039	205	205,247
Metropolitan Transportation Authority, Subseries 2014 D-1, RB	5.25%	11/15/2044	100	100,402
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-2, RB	5.00%	11/15/2024	15	15,600
Nassau (County of), NY, Series 2014 A, GO Bonds	5.00%	04/01/2024	50	51,511
Nassau (County of), NY, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2024	55	57,251
New York & New Jersey (States of) Port Authority, One Hudred Eighty Four Series 2014, RB	5.00%	09/01/2028	25	25,923
New York & New Jersey (States of) Port Authority, One Hudred Eighty Four Series 2014, RB	5.00%	09/01/2033	100	103,569
New York & New Jersey (States of) Port Authority, One Hudred Eighty Four Series 2014, RB	5.00%	09/01/2039	825	846,909
New York & New Jersey (States of) Port Authority, One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2040	155	154,796
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2024	125	130,428
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2024	130	134,329
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2024	20	20,758
New York (City of), NY, Series 2012 B, GO Bonds	5.00%	08/01/2024	25	25,048
New York (City of), NY, Series 2013 G, GO Bonds	5.00%	08/01/2024	125	128,508
New York (City of), NY, Series 2013 G, GO Bonds	5.00%	08/01/2025	50	51,287
New York (City of), NY, Series 2013 I, GO Bonds	5.00%	08/01/2024	25	25,402
New York (City of), NY, Series 2014 A, Ref. GO Bonds	5.00%	08/01/2027	40	41,423
New York (City of), NY, Series 2014 A, Ref. GO Bonds	5.00%	08/01/2028	350	362,335
New York (City of), NY, Series 2014 A, Ref. GO Bonds	5.00%	08/01/2029	40	41,396
New York (City of), NY, Series 2014 CC-1, RB	5.00%	06/15/2047	500	509,166
New York (City of), NY, Series 2014 DD, Ref. RB	3.25%	06/15/2028	10	10,076
New York (City of), NY, Series 2014 DD, Ref. RB	5.00%	06/15/2028	200	206,722
New York (City of), NY, Series 2014 DD, Ref. RB	5.00%	06/15/2036	65	66,583
New York (City of), NY, Series 2014 EE, Ref. RB	5.00%	06/15/2036	100	102,435
New York (City of), NY, Series 2014, Ref. RB	5.00%	06/15/2028	500	516,806
New York (City of), NY, Series 2014, Ref. RB	5.00%	06/15/2045	10	10,189
New York (City of), NY, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2024	25	25,997
New York (City of), NY, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2024	145	150,783
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2024	5	5,199
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2024	35	36,396
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2024	10	10,399
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	10	10,394
New York (City of), NY, Series 2018 AA, Ref. RB	5.00%	06/15/2024	190	197,143
New York (City of), NY, Series 2019 BB-2, RB	5.00%	06/15/2026	200	208,932
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2024	235	244,373
New York (City of), NY, Series 2020 GG, RB	5.00%	06/15/2026	75	78,350
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2024	1,000	1,039,884
New York (City of), NY, Subseries 2008 J-4, GO Bonds	5.00%	08/01/2024	50	51,994
New York (City of), NY, Subseries 2014 I-1, GO Bonds	5.00%	03/01/2027	200	205,404
New York (City of), NY, Subseries 2014 I-1, GO Bonds	5.00%	03/01/2036	15	15,353
New York (City of), NY Municipal Water Finance Authority, Series 2019, Ref. RB	4.00%	06/15/2024	160	163,619
New York (City of), NY Transitional Finance Authority, Series 2013 I, RB	5.00%	05/01/2024	25	25,252
New York (City of), NY Transitional Finance Authority, Series 2014 A-1, RB	5.00%	08/01/2034	1,045	1,078,035
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	08/01/2029	710	733,615
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	08/01/2032	15	15,484
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	08/01/2033	170	175,430
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	08/01/2036	205	210,640
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB	5.00%	08/01/2039	75	76,720
New York (City of), NY Transitional Finance Authority, Series 2014 D1, RB	5.00%	02/01/2038	1,000	1,016,639
New York (City of), NY Transitional Finance Authority, Series 2014 D-1, RB	5.00%	02/01/2031	15	15,348
New York (City of), NY Transitional Finance Authority, Series 2015 C, Ref. RB	5.00%	11/01/2024	65	67,961
New York (City of), NY Transitional Finance Authority, Series 2017 A-1, RB	5.00%	08/01/2024	340	353,561
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2024	80	83,644
New York (City of), NY Transitional Finance Authority, Series 2019 A-1, RB	5.00%	05/01/2024	35	36,195
New York (City of), NY Transitional Finance Authority, Subseries 2014 B-1, RB	5.00%	11/01/2024	200	206,772
New York (City of), NY Transitional Finance Authority, Subseries 2014 B-1, RB	5.00%	11/01/2029	100	102,852
New York (City of), NY Transitional Finance Authority, Subseries 2014 B-1, RB	5.00%	11/01/2033	50	51,370
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2024	$50	$51,994
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	5.00%	08/01/2024	105	109,188
New York (State of) Dormitory Authority, Series 2014 A, RB(a)	5.00%	03/15/2024	25	25,770
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	02/15/2028	15	15,368
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2028	55	56,488
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	02/15/2029	350	358,378
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2030	400	410,465
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2032	210	215,280
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2033	100	102,438
New York (State of) Dormitory Authority, Series 2014 A, RB	5.00%	03/15/2035	95	97,146
New York (State of) Dormitory Authority, Series 2014 C, RB	5.00%	03/15/2030	50	51,257
New York (State of) Dormitory Authority, Series 2014 C, RB	5.00%	03/15/2031	500	512,379
New York (State of) Dormitory Authority, Series 2014 C, RB	5.00%	03/15/2032	15	15,364
New York (State of) Dormitory Authority, Series 2014 C, RB	5.00%	03/15/2033	225	230,370
New York (State of) Dormitory Authority, Series 2017 A, RB(a)	5.00%	03/15/2024	10	10,308
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB(a)	5.00%	02/15/2024	25	25,746
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2024	20	20,691
New York (State of) Dormitory Authority, Series 2017 F, Ref. RB	5.00%	10/01/2024	55	57,301
New York (State of) Dormitory Authority, Series 2017 G, Ref. RB	5.00%	10/01/2024	490	511,396
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB(a)	5.00%	03/15/2024	965	995,715
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 C, Ref. RB(a)	5.00%	03/15/2024	150	154,620
New York (State of) Dormitory Authority (New York University), Series 2015 A, Ref. RB	5.00%	07/01/2024	10	10,377
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2024	100	103,768
New York (State of) Thruway Authority, Series 2014 J, RB	5.00%	01/01/2036	300	305,809
New York (State of) Thruway Authority, Series 2014 J, RB	5.00%	01/01/2041	1,440	1,457,156
New York State Environmental Facilities Corp., Series 2014, Ref. RB	5.00%	06/15/2024	25	25,917
New York State Environmental Facilities Corp., Series 2014, Ref. RB	5.00%	06/15/2030	505	522,592
New York State Environmental Facilities Corp., Series 2017, Ref. RB	5.00%	06/15/2024	100	103,667
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2013 A, RB	5.00%	06/15/2024	130	131,684
New York State Urban Development Corp., Series 2014, Ref. RB	5.00%	03/15/2029	150	154,059
New York State Urban Development Corp., Series 2014, Ref. RB	5.00%	03/15/2030	200	205,360
New York State Urban Development Corp., Series 2014, Ref. RB	5.00%	03/15/2031	200	205,130
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2024	275	283,570
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	3.00%	10/15/2024	10	10,081
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	4.00%	10/15/2024	20	20,540
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)	5.00%	10/15/2024	330	345,019
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	5.00%	10/15/2024	40	41,820
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	5.00%	10/15/2024	120	125,461
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	5.00%	10/15/2024	35	36,593
Sales Tax Asset Receivable Corp., Series 2014 A, Ref. RB(a)(b)	5.00%	10/15/2024	100	104,551
Suffolk (County of), NY, Series 2017 A, Ref. GO Bonds, (INS - AGM)(c)	4.00%	02/01/2024	200	203,036
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2024	55	57,490
				20,273,816
North Carolina-0.98%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems), Series 2016, Ref. RB	5.00%	01/15/2024	45	46,146
Mecklenburg (County of), NC, Series 2010, Ref. GO Bonds	4.00%	02/01/2024	155	157,639
Mecklenburg (County of), NC, Series 2013 A, Ref. GO Bonds	5.00%	12/01/2024	105	110,002
Mecklenburg County Public Facilities Corp., Series 2017, Ref. RB	5.00%	02/01/2024	50	51,386
North Carolina (State of), Series 2014 C, Ref. RB	5.00%	05/01/2024	10	10,342
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2024	25	25,854
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2024	10	10,362
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2024	100	103,625
North Carolina (State of) Medical Care Commission (Presbyterian Homes), Series 2016 C, Ref. RB	5.00%	10/01/2031	45	45,781
North Carolina (State of) Municipal Power Agency No. 1, Series 2015 A, Ref. RB	5.00%	01/01/2024	215	220,503
North Carolina (State of) Turnpike Authority, Series 2020 B, RB	5.00%	02/01/2024	450	460,648
University of North Carolina at Greensboro, Series 2014, RB(a)	4.00%	04/01/2039	60	60,798
Wake (County of), NC, Series 2010 C, Ref. GO Bonds	5.00%	03/01/2024	10	10,303
				1,313,389
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-1.10%
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2024	$50	$51,886
American Municipal Power, Inc. (Prairie State Energy), Series 2019, Ref. RB	5.00%	02/15/2024	185	189,849
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	5.00%	04/01/2024	100	103,220
Cuyahoga (County of), OH, Series 2020 D, Ref. RB	4.00%	12/01/2024	30	30,783
Franklin (County of), OH Convention Facilities Authority, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	195	204,135
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2024	100	104,426
Ohio (State of), Series 2014 R, GO Bonds(a)(b)	5.00%	05/01/2024	335	346,299
Ohio (State of), Series 2015 A, Ref. GO Bonds	5.00%	09/01/2024	10	10,416
Ohio (State of), Series 2016 A, Ref. GO Bonds	5.00%	12/15/2024	80	83,784
Ohio (State of), Series 2017 A, GO Bonds	5.00%	03/15/2030	40	41,159
Ohio (State of), Series 2017 A, GO Bonds	5.00%	03/15/2033	205	210,599
Ohio (State of), Series 2020 B, Ref. GO Bonds	5.00%	09/15/2024	20	20,850
Ohio (State of) (Garvee), Series 2016 I, RB	5.00%	12/15/2024	5	5,231
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2014, RB	5.00%	12/01/2024	10	10,474
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2016 A, RB	5.00%	06/01/2024	10	10,361
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2016 A, RB	5.00%	12/01/2024	40	41,898
				1,465,370
Oklahoma-0.14%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	4.00%	09/01/2024	15	15,311
Cleveland (County of), OK Educational Facilities Authority (Norman Public Schools), Series 2019, RB	5.00%	06/01/2024	100	103,088
Oklahoma (State of) Capitol Improvement Authority, Series 2014 A, Ref. RB	5.00%	07/01/2026	55	56,873
Oklahoma (State of) Capitol Improvement Authority, Series 2014 A, Ref. RB	5.00%	07/01/2027	10	10,336
				185,608
Oregon-1.11%
Clackamas County School District No. 12 North Clackamas, Series 2014, Ref. GO Bonds(a)(b)	5.00%	06/15/2024	10	10,366
Clackamas County School District No. 12 North Clackamas, Series 2014, Ref. GO Bonds(a)(b)	5.00%	06/15/2024	1,015	1,052,096
Multnomah County School District No. 1, Series 2020, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2024	30	31,077
Oregon (State of) Department of Transportation, Series 2014 A, Ref. RB	5.00%	11/15/2024	25	26,161
Oregon (State of) Department of Transportation, Series 2014 A, Ref. RB(a)(b)	5.00%	11/15/2024	25	26,147
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB(a)(b)	4.00%	11/15/2024	20	20,589
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB(a)(b)	5.00%	11/15/2024	35	36,708
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB(a)(b)	5.00%	11/15/2024	30	31,464
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB(a)(b)	5.00%	11/15/2024	195	204,518
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2014, GO Bonds(a)(b)	5.00%	06/15/2024	35	36,279
				1,475,405
Pennsylvania-4.43%
Commonwealth Financing Authority, Series 2015 B-1, Ref. RB, (INS - AGM)(c)	5.00%	06/01/2024	60	61,969
Delaware (State of) River Port Authority, Series 2013, RB(a)(b)	5.00%	01/01/2024	1,000	1,025,489
Erie (City & County of), PA Water Authority, Series 2014, Ref. RB(a)(b)	5.00%	12/01/2024	125	130,856
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2024	150	154,732
Pennsylvania (Commonwealth of), First Series 2015, Ref. GO Bonds	5.00%	08/15/2024	1,000	1,041,277
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2024	100	104,319
Pennsylvania (Commonwealth of), Second Series 2013, GO Bonds	5.00%	10/15/2024	90	91,910
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2024	175	182,558
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2014 A, RB	4.00%	02/01/2040	1,000	949,771
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2016 C, Ref. RB	5.00%	08/15/2024	65	67,572
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 B, RB	5.25%	12/01/2039	325	332,082
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 C, RB	5.00%	12/01/2039	1,275	1,302,620
Philadelphia (City of), PA, Series 2015 A, RB(a)(b)	5.00%	07/01/2024	200	207,504
Philadelphia (City of), PA, Series 2016, Ref. RB	5.00%	10/01/2024	150	156,057
Philadelphia (City of), PA, Series 2019 A, Ref. GO Bonds	5.00%	08/01/2024	100	103,972
				5,912,688
Rhode Island-0.06%
Rhode Island (State of), Series 2014 D, Ref. GO Bonds	5.00%	08/01/2024	75	77,929
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-0.29%
Horry County School District, Series 2016, GO Bonds	5.00%	03/01/2024	$50	$51,482
Piedmont Municipal Power Agency, Series 2017 B, Ref. RB	5.00%	01/01/2024	20	20,473
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2024	50	51,877
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2026	130	134,278
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2028	30	30,897
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2030	100	102,750
				391,757
South Dakota-0.04%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2014, RB	4.13%	07/01/2041	5	4,950
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2014 B, RB	4.00%	11/01/2044	55	50,124
				55,074
Tennessee-0.20%
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2013, Ref. GO Bonds	5.00%	07/01/2024	25	25,353
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2015 C, GO Bonds	4.00%	07/01/2024	50	51,130
Shelby (County of), TN, Series 2012 A, Ref. GO Bonds	5.00%	03/01/2024	80	82,420
Tennessee (State of) School Bond Authority, Series 2014, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2024	50	52,268
Tennessee (State of) School Bond Authority, Series 2015 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2024	55	57,537
				268,708
Texas-10.38%
Allen Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2024	90	92,575
Arlington Higher Education Finance Corp. (Lifeschool Dallas), Series 2014 A, RB(a)(b)	5.00%	08/15/2024	250	259,434
Austin (City of), TX, Series 2015, Ref. GO Bonds	5.00%	09/01/2024	35	36,462
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2024	5	5,220
Bexar (County of), TX, Series 2014, Ref. GO Bonds(a)(b)	5.00%	06/15/2024	85	88,107
Bexar (County of), TX (Venue), Series 2015, Ref. RB(a)(b)	4.00%	08/15/2024	1,200	1,227,068
Board of Regents of the University of Texas System, Series 2010 B, Ref. RB	5.00%	08/15/2024	10	10,408
Board of Regents of the University of Texas System, Series 2016 I, Ref. RB	5.00%	08/15/2024	35	36,427
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2024	50	52,038
Board of Regents of the University of Texas System, Series 2017 C, Ref. RB	5.00%	08/15/2024	35	36,427
Camino Real Regional Mobility Authority, Series 2014, RB	4.00%	06/01/2039	65	65,204
Camino Real Regional Mobility Authority, Series 2014, RB	4.00%	06/01/2044	200	195,126
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 A, Ref. RB	5.00%	11/01/2024	500	519,920
Dallas (City of), TX, Series 2014, Ref. GO Bonds	5.00%	02/15/2024	100	102,801
Dallas (City of), TX, Series 2014, Ref. GO Bonds	5.00%	02/15/2026	140	143,814
Dallas (City of), TX, Series 2014, Ref. GO Bonds	5.00%	02/15/2027	125	128,382
Dallas (City of), TX Area Rapid Transit, Series 2014 A, Ref. RB(a)(b)	5.00%	12/01/2024	30	31,405
Dallas (City of), TX Area Rapid Transit, Series 2014 A, Ref. RB(a)(b)	5.00%	12/01/2024	45	47,108
Dallas (City of), TX Area Rapid Transit, Series 2014 A, Ref. RB(a)(b)	5.00%	12/01/2024	65	68,045
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2024	120	125,526
Dallas (City of), TX Independent School District, Series 2014 A, Ref. GO Bonds(a)(b)	4.00%	08/15/2024	35	35,842
Dallas (City of), TX Independent School District, Series 2014 A, Ref. GO Bonds(a)(b)	5.00%	08/15/2024	40	41,639
Dallas (City of), TX Independent School District, Series 2014 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2024	40	41,631
Dallas (City of), TX Independent School District, Series 2016 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2024	125	128,652
Denton Independent School District, Series 2014 A, GO Bonds(a)(b)	5.00%	08/15/2024	100	103,859
Goose Creek Consolidated Independent School District, Series 2014 C, Ref. GO Bonds(a)(b)	5.00%	02/15/2024	30	30,830
Harris (County of) & Houston (City of), TX Sports Authority, Series 2014 A, Ref. RB	5.00%	11/15/2030	1,000	1,029,948
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2024	165	171,726
Harris (County of), TX, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2024	960	1,001,918
Houston (City of), TX, Series 2014 C, Ref. RB	5.00%	05/15/2026	55	56,785
Houston (City of), TX, Series 2014 D, Ref. RB	5.00%	11/15/2024	35	36,625
Houston (City of), TX, Series 2014 D, Ref. RB	5.00%	11/15/2028	55	57,297
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2024	45	47,089
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2024	40	41,857
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Houston (City of), TX, Series 2021 A, GO Bonds	5.00%	03/01/2024	$1,000	$1,030,255
Houston Independent School District, Series 2014, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2030	1,000	1,012,240
Houston Independent School District, Series 2014, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	10	10,116
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2024	105	108,042
Irving Independent School District, Series 2015 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2024	50	51,461
Lone Star College System, Series 2015 B, Ref. GO Bonds	5.00%	02/15/2024	100	102,885
Mansfield Independent School District, Series 2014, GO Bonds(a)(b)	4.00%	02/15/2024	10	10,169
North Texas Tollway Authority, Series 2014, Ref. RB	5.00%	01/01/2024	500	513,177
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2024	125	128,294
North Texas Tollway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2024	30	30,791
Permanent University Fund - University of Texas System, Series 2014 B, Ref. RB(a)(b)	4.00%	07/01/2024	150	153,273
Permanent University Fund - University of Texas System, Series 2014 B, Ref. RB	5.00%	07/01/2024	15	15,572
Plano Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2024	135	138,830
San Antonio (City of), TX, Series 2012, Ref. RB	5.25%	02/01/2024	165	170,006
San Antonio (City of), TX, Series 2015, Ref. RB	5.00%	02/01/2024	70	71,924
San Antonio Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2024	200	208,153
Tarrant County Cultural Education Facilities Finance Corp., Series 2016 A, Ref. RB	5.00%	02/15/2024	150	154,022
Texas (State of), Series 2014 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2024	370	385,953
Texas (State of), Series 2014 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2024	1,100	1,147,428
Texas (State of), Series 2014, GO Bonds(a)(b)	5.00%	04/01/2024	285	294,064
Texas (State of), Series 2014, GO Bonds(a)(b)	5.00%	04/01/2024	100	103,180
Texas (State of), Series 2014, GO Bonds(a)(b)	5.00%	04/01/2024	65	67,067
Texas (State of), Series 2014, GO Bonds(a)(b)	5.00%	04/01/2024	30	30,954
Texas (State of), Series 2014, GO Bonds	5.00%	04/01/2026	20	20,623
Texas (State of), Series 2014, Ref. GO Bonds(a)(b)	4.00%	04/01/2024	90	91,669
Texas (State of), Series 2014, Ref. GO Bonds(a)(b)	5.00%	04/01/2024	90	92,862
Texas (State of), Series 2014, Ref. GO Bonds(a)(b)	5.00%	04/01/2024	110	113,499
Texas (State of), Series 2018 A, Ref. GO Bonds	5.00%	10/01/2024	10	10,437
Texas (State of) (Water Financial Assistance), Subseries 2018 B-3, Ref. GO Bonds	5.00%	08/01/2024	30	31,197
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2015 C, Ref. RB	5.00%	08/15/2031	100	102,415
Texas (State of) Transportation Commission State Highway Fund, Series 2014 A, Ref. RB	5.00%	04/01/2024	435	449,009
Texas (State of) Transportation Commission State Highway Fund, Series 2014 A, Ref. RB(a)(b)	5.00%	04/01/2024	150	154,771
Texas (State of) Transportation Commission State Highway Fund, Series 2015, Ref. RB	5.00%	10/01/2024	75	78,275
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2024	20	20,873
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	04/15/2024	35	36,159
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2024	115	120,123
United Independent School District, Series 2014, GO Bonds(a)(b)	5.00%	08/15/2024	50	51,929
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2024	275	282,769
White Settlement Independent School District, Series 2014, Ref. GO Bonds(a)(b)	5.00%	08/15/2024	45	46,736
White Settlement Independent School District, Series 2014, Ref. GO Bonds(a)(b)	5.00%	08/15/2024	110	114,244
				13,852,641
Utah-0.50%
Utah (County of), UT (IHC Health Services, Inc.), Series 2014 A, RB	5.00%	05/15/2045	500	508,892
Utah (County of), UT (IHC Health Services, Inc.), Series 2016 B, RB	4.00%	05/15/2047	110	105,385
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2024	15	15,577
Utah (State of) Transit Authority, Series 2015 A, Ref. RB	5.00%	06/15/2024	40	41,473
				671,327
Virginia-0.73%
Fairfax (County of), VA, Series 2014 B, Ref. GO Bonds	5.00%	10/01/2024	10	10,433
Virginia (Commonwealth of), Series 2013 B, GO Bonds	4.00%	06/01/2024	100	100,733
Virginia (Commonwealth of) College Building Authority, Series 2015 D, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	02/01/2024	65	66,825
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	3.00%	09/01/2024	25	25,187
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2020, RB	5.00%	02/01/2024	185	190,193
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) Public Building Authority, Series 2014 C, Ref. RB	5.00%	08/01/2024	$475	$493,392
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2024	35	36,207
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2024	35	36,073
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	09/15/2024	10	10,419
				969,462
Washington-2.40%
Energy Northwest, Series 2018 A, Ref. RB	5.00%	07/01/2024	80	82,989
Energy Northwest (No. 1), Series 2014 C, Ref. RB	5.00%	07/01/2027	150	155,391
King (County of), WA, Series 2007, RB, (INS - AGM)(c)	5.00%	01/01/2047	1,000	1,022,047
Seattle (City of), WA, Series 2015, Ref. RB	5.00%	05/01/2024	150	155,102
Seattle (Port of), WA, Series 2015 A, RB	5.00%	04/01/2040	500	511,096
Snohomish County School District No. 201 Snohomish, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2024	200	209,289
Washington (State of), Series 2013 A, GO Bonds	5.00%	08/01/2024	150	152,414
Washington (State of), Series 2014 D, GO Bonds	5.00%	02/01/2028	200	205,335
Washington (State of), Series 2014 D, GO Bonds	5.00%	02/01/2031	150	153,914
Washington (State of), Series 2014 D, GO Bonds	5.00%	02/01/2039	100	102,020
Washington (State of), Series 2014 R, Ref. GO Bonds	4.00%	07/01/2026	45	45,975
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2024	20	20,769
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2024	190	197,578
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2014 D, Ref. RB	5.00%	10/01/2038	155	157,263
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2014 D, Ref. RB	5.00%	10/01/2041	25	25,136
				3,196,318
West Virginia-0.20%
West Virginia (State of) Commissioner of Highways (Surface Transportation), Series 2017 A, RB	5.00%	09/01/2024	10	10,409
West Virginia University, Series 2014 A, RB(a)(b)	5.00%	10/01/2024	250	260,779
				271,188
Wisconsin-1.24%
Wisconsin (State of), Series 2016 2, Ref. GO Bonds	5.00%	11/01/2024	25	26,144
Wisconsin (State of), Series 2016 D, GO Bonds	4.00%	05/01/2026	20	20,367
Wisconsin (State of), Series 2016, Ref. GO Bonds	5.00%	11/01/2024	20	20,915
Wisconsin (State of), Series 2017 2, Ref. GO Bonds	5.00%	11/01/2024	1,000	1,045,745
Wisconsin (State of) Department of Transportation, Series 2014 A-2, Ref. RB	5.00%	07/01/2027	25	25,832
Wisconsin (State of) Department of Transportation, Series 2015 A, RB	5.00%	07/01/2031	200	206,277
Wisconsin (State of) Department of Transportation, Series 2017 1, Ref. RB	5.00%	07/01/2024	70	72,670
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.), Series 2014, Ref. RB	5.00%	11/15/2029	235	241,276
				1,659,226
TOTAL INVESTMENTS IN SECURITIES(d)-98.52% (Cost $133,048,938)				131,448,439
OTHER ASSETS LESS LIABILITIES-1.48%				1,976,244
NET ASSETS-100.00%				$133,424,683

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 Municipal Bond ETF (BSMO)—(continued)
November 30, 2022
(Unaudited)
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2025 Municipal Bond ETF (BSMP)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.81%
Alabama-0.44%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2025	$200	$213,258
Auburn (City of), AL, Series 2015, GO Bonds	4.00%	05/01/2045	50	49,636
Birmingham (City of), AL, Series 2015 A-1, GO Bonds(a)(b)	5.00%	09/01/2025	200	212,600
				475,494
Alaska-0.19%
Alaska (State of) International Airports System, Series 2016 A, Ref. RB	5.00%	10/01/2031	100	104,862
Matanuska-Susitna (Borough of), AK, Series 2015, Ref. RB	5.00%	09/01/2032	100	104,165
				209,027
Arizona-1.22%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2025	100	106,479
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(c)	5.00%	07/01/2025	100	105,150
Arizona (State of) Transportation Board, Series 2016, Ref. RB	5.00%	07/01/2025	200	211,834
Arizona State University, Series 2015 D, RB	5.00%	07/01/2041	25	25,828
Arizona State University, Series 2015 D, RB	5.00%	07/01/2046	125	129,045
Mesa (City of), AZ, Series 2017, Ref. RB	4.00%	07/01/2025	75	77,479
Phoenix Civic Improvement Corp., Series 2017 D, Ref. RB	5.00%	07/01/2025	65	68,596
Salt River Project Agricultural Improvement & Power District, Series 2015 A, Ref. RB	5.00%	12/01/2032	75	79,081
Salt River Project Agricultural Improvement & Power District, Series 2015 A, Ref. RB(a)	5.00%	12/01/2045	500	523,876
				1,327,368
California-15.30%
Alameda Unified School District (Election of 2014), Series 2015 A, GO Bonds	5.00%	08/01/2039	30	31,396
Anaheim (City of), CA Housing & Public Improvements Authority, Series 2020 C, Ref. RB	5.00%	10/01/2045	50	52,016
Antelope Valley Community College District, Series 2015, Ref. GO Bonds(a)(b)	5.00%	02/15/2025	125	131,618
Beaumont (City of), CA Public Improvement Authority, Series 2018 A, RB, (INS - AGM)(c)	5.00%	09/01/2049	100	105,964
California (State of), Series 2014, Ref. GO Bonds	5.00%	11/01/2025	1,000	1,047,467
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2028	200	213,000
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2030	60	63,810
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	08/01/2031	100	104,905
California (State of), Series 2015 C, Ref. GO Bonds	5.00%	09/01/2032	75	79,545
California (State of), Series 2015 C, Ref. GO Bonds	3.38%	09/01/2033	50	50,197
California (State of), Series 2015, GO Bonds	5.00%	03/01/2027	100	105,391
California (State of), Series 2015, GO Bonds	5.00%	08/01/2045	160	166,131
California (State of), Series 2015, Ref. GO Bonds	5.00%	03/01/2027	100	105,391
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2027	100	106,350
California (State of), Series 2015, Ref. GO Bonds	5.00%	03/01/2028	200	210,736
California (State of), Series 2015, Ref. GO Bonds	3.00%	03/01/2029	225	225,606
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2029	100	106,222
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2033	55	58,183
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2034	500	527,396
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2035	150	157,806
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2025	50	53,328
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2025	155	165,024
California (State of), Series 2018, Ref. GO Bonds	5.00%	10/01/2025	350	373,962
California (State of), Series 2020, GO Bonds	4.00%	11/01/2050	30	30,036
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2025	200	214,451
California (State of) Educational Facilities Authority (University of Southern California), Series 2015 A, Ref. RB(a)	5.00%	10/01/2025	100	106,705
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2029	500	533,286
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2015 A, RB	5.00%	08/15/2054	500	511,945
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2015 A, Ref. RB(a)(b)	5.00%	08/15/2025	100	106,288
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)(b)	3.25%	11/15/2025	40	40,744
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)(b)	5.00%	11/15/2025	20	21,396
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)(b)	5.00%	11/15/2025	230	246,054
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 A, RB(a)(b)	5.00%	11/15/2025	500	534,900
California (State of) Infrastructure & Economic Development Bank, Series 2003 A, RB(a)	5.00%	07/01/2025	120	127,502
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2015 A, Ref. RB(a)(b)	5.00%	02/01/2025	$200	$210,407
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2015 A, Ref. RB(a)(b)	5.00%	02/01/2025	60	63,122
California (State of) Public Works Board, Series 2015 F, Ref. RB	5.00%	05/01/2027	150	158,341
California (State of) Statewide Communities Development Authority (Beverly Community Hospital Association), Series 2015, RB	5.00%	02/01/2045	200	147,918
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2027	100	106,745
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2031	150	159,809
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2043	660	685,826
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2047	50	51,795
Chino Basin Regional Financing Authority, Series 2020 B, RN	4.00%	11/01/2025	200	207,201
Coronado Community Development Agency Successor Agency, Series 2018 A, Ref. RB	5.00%	09/01/2033	100	105,374
Los Angeles (City of), CA Department of Airports, Series 2015 C, Ref. RB	5.00%	05/15/2038	75	77,835
Los Angeles (City of), CA Department of Water & Power, Series 2015 A, Ref. RB	5.00%	07/01/2028	65	68,244
Los Angeles (City of), CA Department of Water & Power, Series 2015 A, Ref. RB	5.00%	07/01/2029	45	47,242
Los Angeles (City of), CA Department of Water & Power, Series 2015 A, Ref. RB	5.00%	07/01/2035	40	41,711
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2025	1,000	1,062,777
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2025	200	212,127
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	200	207,833
Los Angeles (County of), CA Sanitation Districts Financing Authority (Capital), Series 2015 A, Ref. RB	5.00%	10/01/2034	400	426,514
Los Angeles Unified School District, Series 2014 C, Ref. GO Bonds	5.00%	07/01/2025	1,020	1,059,881
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	5.00%	07/01/2025	40	42,521
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2025	85	90,358
Metropolitan Water District of Southern California, Series 2015 A, RB(a)(b)	5.00%	07/01/2025	500	530,744
Metropolitan Water District of Southern California, Series 2015 A, RB	4.00%	07/01/2045	200	200,240
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2025	250	265,565
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2025	100	106,716
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2025	40	42,178
Orange (County of), CA Water District, Series 2021 A, COP	4.00%	02/15/2025	50	51,450
Peralta Community College District, Series 2016 A, Ref. GO Bonds	4.00%	08/01/2039	20	19,738
Riverside (County of), CA Public Financing Authority (Capital Facilities), Series 2015, RB(a)(b)	4.13%	11/01/2025	105	109,610
Sacramento (City of), CA Municipal Utility District, Series 2022 J, Ref. RB	5.00%	08/15/2025	100	106,259
San Diego (County of), CA Water Authority, Series 2015, Ref. RB	5.00%	05/01/2029	100	105,737
San Diego Unified School District, Series 2015 R-4, Ref. GO Bonds	5.00%	07/01/2025	120	127,502
San Diego Unified School District, Series 2015 R-4, Ref. GO Bonds	5.00%	07/01/2028	65	69,100
San Diego Unified School District (Election of 2012), Series 2016 F, GO Bonds	5.00%	07/01/2045	75	77,620
San Francisco (City of), CA Public Utilities Commission, Series 2015, Ref. RB	5.00%	11/01/2027	250	264,480
San Francisco (City of), CA Public Utilities Commission, Series 2015, Ref. RB	5.00%	11/01/2036	155	162,105
San Francisco Bay Area Rapid Transit District, Series 2015 A, Ref. RB	5.00%	07/01/2025	100	106,200
San Francisco Bay Area Rapid Transit District, Series 2015 A, Ref. RB	5.00%	07/01/2028	115	122,046
San Francisco Bay Area Rapid Transit District (Election of 2004), Series 2015 D, Ref. GO Bonds	5.00%	08/01/2029	65	69,131
San Francisco Bay Area Rapid Transit District (Election of 2004), Series 2015 D, Ref. GO Bonds	4.00%	08/01/2035	150	152,948
San Joaquin Hills Transportation Corridor Agency, Series 2014 A, Ref. RB(a)(b)	5.00%	01/15/2025	1,100	1,158,247
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB	5.00%	08/01/2025	100	105,672
Santa Clara (County of), CA Financing Authority, Series 2016 Q, Ref. RB	3.00%	05/15/2034	250	236,006
South San Francisco Unified School District (Measure J), Series 2016 C, GO Bonds	4.00%	09/01/2037	25	25,204
University of California, Series 2022 S, Ref. RB	5.00%	05/15/2025	305	322,954
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2025	30	31,766
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2030	95	100,508
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2040	65	67,535
West Contra Costa Unified School District (Election of 2012), Series 2015 B, GO Bonds	5.00%	08/01/2045	25	25,829
				16,711,422
Colorado-1.16%
Adams & Weld Counties School District No. 27J Brighton, Series 2015, GO Bonds	5.00%	12/01/2040	10	10,431
Adams (County of), CO , Series 2015, Ref. COP	4.00%	12/01/2045	35	33,969
Adams 12 Five Star Schools, Series 2014, Ref. GO Bonds	5.00%	12/15/2025	25	26,722
Arapahoe County School District No. 5 Cherry Creek, Series 2017, GO Bonds	5.00%	12/15/2031	50	53,128
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.00%	12/01/2025	25	26,702
Board of Governors of Colorado State University System, Series 2015 A, RB	4.13%	03/01/2055	350	329,107
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2025	$80	$85,413
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2025	165	172,862
Denver City & County School District No. 1, Series 2014 B, Ref. GO Bonds	5.00%	12/01/2025	150	157,057
Regional Transportation District, Series 2015, COP	5.00%	06/01/2027	165	173,489
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2025	190	200,669
				1,269,549
Connecticut-2.97%
Connecticut (State of), Series 2014 A, Ref. RB	5.00%	09/01/2025	500	519,850
Connecticut (State of), Series 2015 A, GO Bonds	5.00%	03/15/2027	200	210,050
Connecticut (State of), Series 2015 A, GO Bonds	5.00%	03/15/2028	210	220,503
Connecticut (State of), Series 2015 A, RB	5.00%	08/01/2029	80	84,617
Connecticut (State of), Series 2015 A, RB	5.00%	08/01/2033	95	99,997
Connecticut (State of), Series 2015 A, RB	5.00%	08/01/2034	250	262,320
Connecticut (State of), Series 2015 A, RB	5.00%	08/01/2035	40	41,862
Connecticut (State of), Series 2015 B, GO Bonds	5.00%	06/15/2025	50	52,886
Connecticut (State of), Series 2015 F, GO Bonds	5.00%	11/15/2027	135	143,669
Connecticut (State of), Series 2018 A, RB	5.00%	01/01/2025	75	78,527
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2025	1,000	1,048,695
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2025	105	107,671
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2025	100	106,300
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2018 A, Ref. RB	5.00%	07/01/2025	250	265,436
				3,242,383
Delaware-0.48%
Delaware (State of), Series 2017 A, Ref. GO Bonds	5.00%	01/01/2025	200	209,903
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2025	300	314,854
				524,757
District of Columbia-0.51%
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2030	100	105,715
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2034	50	52,412
District of Columbia, Series 2015 A, GO Bonds	5.00%	06/01/2038	100	104,187
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2025	5	5,288
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2025	275	290,852
				558,454
Florida-3.25%
Broward (County of), FL School Board, Series 2015 B, Ref. COP	5.00%	07/01/2030	165	172,742
Central Florida Expressway Authority, Series 2016 B, Ref. RB	5.00%	07/01/2025	25	26,358
Citizens Property Insurance, Inc., Series 2015 A-1, RB	5.00%	06/01/2025	150	155,956
Florida (State of), Series 2015 E, Ref. GO Bonds	4.00%	06/01/2032	135	137,783
Florida (State of), Series 2016 A, Ref. RB	5.00%	07/01/2025	45	47,663
Florida (State of), Series 2017 A, Ref. RB	5.00%	07/01/2025	75	79,438
Florida (State of) Department of Environmental Protection (FL Forever), Series 2014, Ref. RB	5.00%	07/01/2025	500	518,050
Florida (State of) Department of Environmental Protection (FL Forever), Series 2016 A, Ref. RB	5.00%	07/01/2025	65	68,846
Florida (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	10/01/2025	55	58,285
FSU Financial Assistance, Inc., Series 2015 A, RB	4.25%	10/01/2045	50	50,045
Gainesville (City of), FL, Series 2017 A, RB(a)	5.00%	10/01/2025	10	10,606
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2025	40	42,356
Hillsborough (County of), FL, Series 2015, RB	3.75%	10/01/2045	200	189,688
Hillsborough (County of), FL, Series 2015, Ref. RB	5.00%	11/01/2025	130	137,941
Jacksonville (City of), FL, Series 2015, Ref. RB	5.00%	10/01/2027	75	79,228
Jacksonville (City of), FL, Series 2015, Ref. RB	5.00%	10/01/2029	30	31,658
Jacksonville (City of), FL, Series 2015, Ref. RB	3.25%	10/01/2032	100	99,447
Lake (County of), FL School Board, Series 2015 B, Ref. COP, (INS - AGM)(c)	5.00%	06/01/2031	100	104,750
Lee (County of), FL, Series 2015, Ref. RB	5.00%	10/01/2033	45	47,058
Miami (City of) & Dade (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	05/01/2028	200	208,252
Miami (City of) & Dade (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	05/01/2030	125	129,951
Miami Beach (City of), FL, Series 2015, RB	4.00%	09/01/2045	260	253,400
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2045	210	217,018
Miami-Dade (County of), FL, Series 2017 A, RB	5.00%	10/01/2032	10	10,547
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami-Dade (County of), FL, Series 2017 A, RB	5.00%	10/01/2034	$10	$10,480
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2015 A, Ref. RB	5.00%	04/01/2040	15	15,343
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2015 A, Ref. RB	5.00%	04/01/2045	185	188,450
Palm Beach (County of), FL Solid Waste Authority, Series 2015, Ref. RB	5.00%	10/01/2028	100	104,980
Palm Beach County School District, Series 2015 D, Ref. COP	5.00%	08/01/2027	40	42,163
Palm Beach County School District, Series 2015 D, Ref. COP	5.00%	08/01/2030	220	231,493
Tampa Bay (City of), FL, Series 2016 C, Ref. RB	5.00%	10/01/2025	65	68,937
Volusia (County of), FL Educational Facility Authority, Series 2015 B, RB(a)(b)	5.00%	04/15/2025	15	15,770
				3,554,682
Georgia-2.50%
Atlanta (City of), GA, Series 2015, Ref. RB(a)(b)	5.00%	05/01/2025	25	26,395
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2025	35	36,951
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2031	20	21,047
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2040	475	493,573
Forsyth (County of), GA, Series 2019, GO Bonds	5.00%	09/01/2025	60	63,846
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2014 S, Ref. RB(a)(b)	5.25%	02/15/2025	100	105,650
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2014 S, Ref. RB(a)(b)	5.50%	02/15/2025	100	106,182
Georgia (State of), Series 2015 A, GO Bonds	5.00%	02/01/2027	20	21,005
Georgia (State of), Series 2017 A-1, GO Bonds	5.00%	02/01/2025	10	10,514
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2025	50	53,036
Georgia (State of) (Bidding Group 3), Series 2022 C, Ref. GO Bonds	4.00%	07/01/2025	600	621,387
Georgia (State of) Higher Education Facilities Authority (USG Real Estate Foundation I, LLC), Series 2015, RB	4.13%	06/15/2040	50	50,199
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2015 A, RB	5.00%	07/01/2060	175	172,785
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2015 A, RB	5.50%	07/01/2060	100	101,275
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2025	50	52,808
Gwinnett (County of), GA Water & Sewerage Authority, Series 2021, Ref. RB	4.00%	08/01/2025	500	518,216
Gwinnett County School District, Series 2015, Ref. GO Bonds	5.00%	02/01/2031	55	58,288
Gwinnett County School District, Series 2015, Ref. GO Bonds	5.00%	02/01/2035	30	31,621
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2025	170	181,036
				2,725,814
Hawaii-0.72%
Hawaii (State of), Series 2015 EZ, Ref. GO Bonds(a)(b)	5.00%	10/01/2025	150	159,719
Hawaii (State of), Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2025	130	138,386
Honolulu (City & County of), HI, Series 2015 A, GO Bonds	5.00%	10/01/2038	50	52,347
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds	5.00%	10/01/2027	250	265,775
Honolulu (City & County of), HI, Series 2015 B, Ref. GO Bonds	5.00%	10/01/2028	35	37,179
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2025	125	131,489
				784,895
Illinois-4.89%
Chicago (City of), IL, Series 2004, Ref. RB	5.00%	11/01/2025	300	312,681
Chicago (City of), IL, Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	105	105,753
Chicago (City of), IL, Series 2015 A, GO Bonds	5.50%	01/01/2033	100	100,982
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2029	25	25,986
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2030	25	25,953
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2031	300	310,747
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2032	235	242,728
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2033	135	139,161
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2025	1,020	1,083,376
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2025	50	52,816
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2025	75	77,411
Illinois (State of), Series 2020 B, GO Bonds	5.00%	10/01/2025	25	25,783
Illinois (State of), Series 2020 D, GO Bonds	5.00%	10/01/2025	45	46,410
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2025	1,485	1,528,054
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2025	$475	$497,011
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2015 A, Ref. RB	4.13%	11/15/2037	40	40,013
Illinois (State of) Finance Authority (Rush University Medical Center), Series 2015 A, Ref. RB	5.00%	11/15/2028	20	20,796
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical), Series 2015, Ref. RB	5.00%	08/15/2035	230	234,254
Illinois (State of) Finance Authority (The University of Chicago), Series 2015 A, RB	5.00%	10/01/2035	15	15,733
Illinois (State of) Finance Authority (The University of Chicago), Series 2015 A, RB	5.00%	10/01/2040	100	104,528
Illinois (State of) Toll Highway Authority, Series 2014 C, RB	5.00%	01/01/2039	10	10,237
Illinois (State of) Toll Highway Authority, Series 2015 A, RB	5.00%	01/01/2037	15	15,467
Sales Tax Securitization Corp., Series 2017 A, Ref. RB	5.00%	01/01/2025	20	20,759
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2025	45	46,708
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2028	20	20,785
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2029	65	67,450
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2031	20	20,675
Springfield (City of), IL, Series 2015, Ref. RB, (INS - AGM)(c)	4.00%	03/01/2040	115	113,914
Springfield (City of), IL, Series 2015, Ref. RB, (INS - AGM)(c)	5.00%	03/01/2040	30	31,058
				5,337,229
Indiana-1.30%
Indiana (State of) Finance Authority (Green Bonds), Series 2019, RB	5.00%	02/01/2025	300	315,481
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2015 A, Ref. RB	4.00%	12/01/2040	560	555,722
Indiana University, Series 2015 A, Ref. RB	4.00%	06/01/2042	500	499,379
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2025	45	47,764
				1,418,346
Kansas-0.45%
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2027	55	58,347
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2029	145	153,372
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2033	200	210,587
Sedgwick County Unified School District No. 259 Wichita, Series 2017 A, Ref. GO Bonds	4.00%	10/01/2025	20	20,728
University of Kansas Hospital Authority (KU Health System), Series 2015, Ref. RB	5.00%	09/01/2045	50	50,701
				493,735
Kentucky-0.88%
Kentucky (Commonwealth of) Asset Liability Commission, Series 2021 A, Ref. RB	5.00%	11/01/2025	400	424,435
Kentucky (Commonwealth of) Economic Development Finance Authority, Series 2015 A, RB	4.25%	07/01/2035	125	120,063
Kentucky (State of) Asset Liability Commission, Series 2014 A, Ref. RB	5.00%	09/01/2025	100	103,586
Kentucky (State of) Municipal Power Agency, Series 2015 A, Ref. RB, (INS - NATL)(c)	4.00%	09/01/2039	230	224,591
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2016 A, RB	3.00%	05/15/2047	110	86,166
				958,841
Louisiana-1.07%
East Baton Rouge (Parish of), LA Sewerage Commission, Series 2014 B, Ref. RB(a)(b)	5.00%	02/01/2025	100	104,707
Louisiana (State of), Series 2015 A, Ref. RB(a)(b)	4.00%	05/01/2025	10	10,321
Louisiana (State of), Series 2015 A, Ref. RB(a)(b)	4.50%	05/01/2025	860	897,587
Louisiana (State of), Series 2015 A, Ref. RB(a)(b)	5.00%	05/01/2025	150	158,371
				1,170,986
Maryland-1.50%
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2025	130	137,037
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2025	100	106,254
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2025	500	533,101
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Health System), Series 2015 A, Ref. RB	4.00%	05/15/2040	75	74,438
Maryland (State of) Health & Higher Educational Facilities Authority (Meritus Medical Center), Series 2015 A, Ref. RB	5.00%	07/01/2040	100	100,910
Maryland (State of) Health & Higher Educational Facilities Authority (Meritus Medical Center), Series 2015, Ref. RB	5.00%	07/01/2045	425	425,903
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2025	100	105,917
Montgomery (County of), MD, Series 2016 A, GO Bonds	5.00%	12/01/2025	150	157,072
				1,640,632
Massachusetts-3.57%
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2029	35	37,050
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2030	$40	$42,332
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	4.50%	07/01/2034	85	87,781
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2036	150	156,376
Massachusetts (Commonwealth of), Series 2015 C, GO Bonds	5.00%	07/01/2045	110	113,350
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2025	50	53,023
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	4.00%	04/01/2033	145	148,045
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	3.00%	04/01/2044	295	240,343
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	4.00%	04/01/2046	220	218,408
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds	5.00%	10/01/2025	560	596,914
Massachusetts (Commonwealth of), Series 2019 A, Ref. GO Bonds	5.00%	01/01/2025	50	52,465
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2025	250	266,935
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2015 A, RB	5.00%	06/01/2040	845	878,953
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2015 B, Ref. RB(a)(b)	5.00%	07/01/2025	40	42,377
Massachusetts (Commonwealth of) Bay Transportation Authority (Sustainability Bonds), Series 2021, RB	4.00%	05/01/2025	250	258,081
Massachusetts (Commonwealth of) Port Authority, Series 2015 A, RB	5.00%	07/01/2045	100	103,170
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB(a)(b)	5.00%	08/15/2025	70	74,345
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2029	200	211,970
Massachusetts (Commonwealth of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2037	200	209,438
University of Massachusetts Building Authority, Series 2015 1, RB	5.00%	11/01/2040	100	104,626
				3,895,982
Michigan-2.01%
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2025	500	526,269
Michigan (State of) Building Authority, Series 2015 I, Ref. RB	5.00%	04/15/2028	140	148,240
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2030	10	10,575
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2032	375	395,879
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	04/15/2038	30	31,068
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	10/15/2045	300	308,046
Michigan (State of) Finance Authority, Series 2015 D-1, Ref. RB	5.00%	07/01/2034	50	51,556
Michigan (State of) Finance Authority, Series 2015, Ref. RB	5.00%	11/15/2045	100	101,240
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2016, RB	5.00%	11/01/2044	100	101,402
Michigan (State of) Finance Authority (Great Lakes Water), Series 2014 C-3, RB, (INS - AGM)(c)	5.00%	07/01/2025	60	62,128
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2015, Ref. RB	5.00%	12/01/2025	35	36,876
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2015, Ref. RB	5.50%	12/01/2027	350	372,623
Michigan (State of) Strategic Fund (Michigan Senate Offices), Series 2015 A, RB	5.25%	10/15/2040	50	52,998
				2,198,900
Minnesota-0.68%
Metropolitan Council, Series 2021 B, GO Bonds	5.00%	12/01/2025	175	187,174
Minnesota (State of), Series 2015 A, GO Bonds	5.00%	08/01/2029	225	238,475
Minnesota (State of), Series 2015 D, Ref. GO Bonds	5.00%	08/01/2027	5	5,303
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group), Series 2015 A, Ref. RB	5.00%	07/01/2028	300	312,121
				743,073
Mississippi-0.49%
Mississippi (State of), Series 2015 A, GO Bonds(a)(b)	4.00%	10/01/2025	310	321,510
Mississippi (State of), Series 2015 C, Ref. GO Bonds	5.00%	10/01/2025	100	106,451
Mississippi (State of), Series 2015 F, GO Bonds(a)(b)	5.00%	11/01/2025	100	106,658
				534,619
Missouri-1.83%
Missouri (State of) Health & Educational Facilities Authority (St. Anthony’s Medical Center), Series 2015 B, Ref. RB	4.00%	02/01/2040	40	38,645
Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital), Series 2017 A, RB	4.00%	05/15/2042	25	24,116
Missouri (State of) Highway & Transportation Commission, Series 2014 A, Ref. RB	5.00%	05/01/2025	250	258,291
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2015 A, Ref. RB	5.00%	12/01/2029	1,000	1,040,164
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2015 A, Ref. RB	5.00%	12/01/2030	$100	$103,870
Springfield (City of), MO, Series 2015, Ref. RB	5.00%	08/01/2025	500	530,740
				1,995,826
Nebraska-1.26%
Douglas (County of), NE Hospital Authority No. 3 (NE Methodist Health), Series 2015, Ref. RB	4.13%	11/01/2036	65	65,015
Gretna (City of), NE, Series 2022, COP	5.00%	12/15/2025	100	104,052
Lincoln (City of), NE, Series 2015 A, Ref. RB	4.00%	09/01/2040	100	100,538
Omaha (City of), NE Public Power District, Series 2015 C, Ref. RB	5.00%	02/01/2043	1,000	1,030,685
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2015, Ref. RB	5.00%	01/01/2028	75	77,663
				1,377,953
Nevada-0.74%
Clark (County of), NV, Series 2015, Ref. GO Bonds	4.00%	11/01/2035	285	288,061
Clark (County of), NV Department of Aviation, Series 2015 A, Ref. RB	5.00%	07/01/2040	210	215,819
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2025	170	179,683
Nevada (State of), Series 2015 B, Ref. GO Bonds	5.00%	11/01/2025	115	121,280
				804,843
New Jersey-2.92%
New Jersey (State of), Series 2014, GO Bonds(a)(b)	5.00%	06/01/2025	200	211,280
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2025	380	400,866
New Jersey (State of) Economic Development Authority, Series 2005 N-1, Ref. RB, (INS - AGM)(c)	5.50%	09/01/2025	40	42,685
New Jersey (State of) Economic Development Authority, Series 2015 WW, RB	5.00%	06/15/2036	400	408,914
New Jersey (State of) Economic Development Authority, Series 2015 XX, Ref. RB	5.00%	06/15/2025	370	387,827
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2025	200	210,656
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2025	270	277,995
New Jersey (State of) Transportation Trust Fund Authority, Series 2015 AA, RB	5.25%	06/15/2031	100	104,320
New Jersey (State of) Transportation Trust Fund Authority, Series 2015 AA, RB	4.75%	06/15/2038	75	75,801
New Jersey (State of) Transportation Trust Fund Authority, Series 2015 AA, RB	5.00%	06/15/2045	185	186,751
New Jersey (State of) Turnpike Authority, Series 2014 C, Ref. RB	5.00%	01/01/2025	70	73,190
New Jersey (State of) Turnpike Authority, Series 2015 E, RB	5.00%	01/01/2045	785	803,971
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2025	5	5,228
				3,189,484
New York-17.78%
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2022, Ref. RB	5.00%	05/01/2025	100	105,581
Metropolitan Transportation Authority, Series 2012 D, Ref. RB	5.00%	11/15/2025	200	200,208
Metropolitan Transportation Authority, Series 2012 F, Ref. RB	5.00%	11/15/2025	250	250,259
Metropolitan Transportation Authority, Series 2015 B, RB	4.00%	11/15/2045	235	200,146
Metropolitan Transportation Authority, Series 2015 D-1, Ref. RB	5.00%	11/15/2029	350	357,162
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2025	200	206,656
Metropolitan Transportation Authority, Subseries 2015 C-1, Ref. RB	5.00%	11/15/2029	265	270,824
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-2, Ref. RB	5.00%	11/15/2025	200	208,188
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2029	175	185,141
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2030	100	105,625
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2027	75	78,826
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2030	70	73,353
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2045	60	61,785
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2025	100	103,621
New York (City of), NY, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2026	690	721,889
New York (City of), NY, Series 2015 C, Ref. GO Bonds	5.00%	08/01/2028	420	437,881
New York (City of), NY, Series 2015 F-1, GO Bonds	3.50%	06/01/2033	10	10,056
New York (City of), NY, Series 2015 F-1, GO Bonds	3.75%	06/01/2037	75	75,237
New York (City of), NY, Series 2015 FF, Ref. RB	5.00%	06/15/2029	90	95,126
New York (City of), NY, Series 2015 GG, Ref. RB	5.00%	06/15/2039	100	103,579
New York (City of), NY, Series 2015, Ref. RB	5.00%	06/15/2046	25	25,742
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2025	175	185,620
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2025	200	212,137
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2025	110	116,675
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2025	$500	$530,342
New York (City of), NY, Series 2020 DD-2, RB	5.00%	06/15/2027	425	454,272
New York (City of), NY Municipal Water Finance Authority, Series 2015 FF, Ref. RB(a)(b)	5.00%	06/15/2025	20	21,152
New York (City of), NY Municipal Water Finance Authority, Series 2015 FF, Ref. RB	5.00%	06/15/2039	460	476,464
New York (City of), NY Municipal Water Finance Authority, Series 2015 GG, Ref. RB	5.00%	06/15/2031	170	179,598
New York (City of), NY Municipal Water Finance Authority, Series 2015 HH, Ref. RB	5.00%	06/15/2029	15	15,835
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD, Ref. RB	5.00%	06/15/2025	410	434,079
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-2, Ref. RB	5.00%	06/15/2027	170	181,579
New York (City of), NY Transitional Finance Authority, Series 2015 A-1, RB	5.00%	08/01/2031	300	316,224
New York (City of), NY Transitional Finance Authority, Series 2015 A-1, RB	5.00%	08/01/2037	85	88,201
New York (City of), NY Transitional Finance Authority, Series 2015 C, Ref. RB	5.00%	11/01/2027	200	210,825
New York (City of), NY Transitional Finance Authority, Series 2015 E-1, RB	5.00%	02/01/2032	185	193,114
New York (City of), NY Transitional Finance Authority, Series 2015 E-1, RB	5.00%	02/01/2033	400	417,115
New York (City of), NY Transitional Finance Authority, Series 2015 E-1, RB	5.00%	02/01/2041	330	338,739
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2027	300	317,063
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2034	35	36,387
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2035	25	25,784
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2040	200	206,305
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	5.00%	07/15/2041	200	206,053
New York (City of), NY Transitional Finance Authority, Series 2015 S-1, RB	5.00%	07/15/2040	75	76,949
New York (City of), NY Transitional Finance Authority, Series 2015 S-2, RB	5.00%	07/15/2035	500	518,673
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, Ref. RB(a)	5.00%	07/15/2025	50	52,836
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	11/01/2025	100	106,745
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2025	50	53,373
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	5.00%	08/01/2025	45	47,791
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2032	180	190,271
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2035	150	156,680
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB	5.00%	11/01/2038	75	78,022
New York (State of) Dormitory Authority, Series 2014 A, RB(a)(b)	5.00%	02/15/2024	100	102,887
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB(a)	5.00%	03/15/2025	200	210,603
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	03/15/2025	200	211,014
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2030	100	104,731
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB	5.00%	03/15/2032	85	88,906
New York (State of) Dormitory Authority, Series 2015 B, RB(a)	5.00%	02/15/2025	105	110,582
New York (State of) Dormitory Authority, Series 2015 B, RB(a)(b)	5.00%	02/15/2025	40	42,126
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2031	200	211,881
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2032	600	634,816
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2033	175	184,914
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	03/15/2042	40	41,504
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	02/15/2044	575	589,983
New York (State of) Dormitory Authority, Series 2015 B, Ref. RB	5.00%	02/15/2031	150	156,787
New York (State of) Dormitory Authority, Series 2015 C, Ref. RB	5.00%	03/15/2045	200	206,715
New York (State of) Dormitory Authority, Series 2015 E, Ref. RB(a)(b)	4.00%	09/15/2025	150	155,862
New York (State of) Dormitory Authority, Series 2015 E, Ref. RB	5.00%	03/15/2030	1,000	1,056,925
New York (State of) Dormitory Authority, Series 2016 D, Ref. RB(a)	5.00%	02/15/2025	100	105,316
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2025	100	106,141
New York (State of) Dormitory Authority, Series 2020 A, RB, (INS - AGM)(c)	5.00%	10/01/2025	200	212,620
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2025	100	105,368
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(c)	5.00%	10/01/2025	50	53,155
New York (State of) Dormitory Authority (Barnard College), Series 2015 A, Ref. RB	5.00%	07/01/2043	200	202,778
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	5.00%	07/01/2040	45	45,749
New York (State of) Dormitory Authority (New York University), Series 2015 A, Ref. RB	5.00%	07/01/2030	325	343,230
New York (State of) Dormitory Authority (New York University), Series 2015 A, Ref. RB	5.00%	07/01/2035	105	110,380
New York (State of) Thruway Authority, Series 2014 K, Ref. RB	5.00%	01/01/2025	110	115,082
New York (State of) Thruway Authority, Series 2014 K, Ref. RB	5.00%	01/01/2028	200	208,331
New York (State of) Thruway Authority, Series 2014 K, Ref. RB	5.00%	01/01/2032	250	259,695
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	06/15/2027	355	375,759
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2027	80	85,534
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2033	485	515,486
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	5.00%	12/15/2036	$325	$342,038
New York (State of) Utility Debt Securitization Authority, Series 2015, Ref. RB	4.00%	12/15/2037	50	50,365
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2033	95	98,283
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	4.00%	11/15/2045	210	199,760
New York State Environmental Facilities Corp., Series 2022, Ref. RB	5.00%	06/15/2025	90	95,559
New York State Urban Development Corp., Series 2015 A, Ref. RB	5.00%	03/15/2025	100	105,163
New York State Urban Development Corp., Series 2015 A, Ref. RB(a)(b)	5.00%	09/15/2025	20	21,277
New York State Urban Development Corp., Series 2015 A, Ref. RB	5.00%	03/15/2028	15	15,875
New York State Urban Development Corp., Series 2015 A, Ref. RB	5.00%	03/15/2033	150	156,979
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	5.00%	12/01/2025	100	104,862
Triborough Bridge & Tunnel Authority, Series 2008 B-3, RB	5.00%	11/15/2034	405	425,818
Triborough Bridge & Tunnel Authority, Series 2021 A, RB	5.00%	11/01/2025	500	531,987
				19,424,614
North Carolina-1.20%
Charlotte (City of), NC, Series 2015, Ref. RB	5.00%	07/01/2025	110	116,650
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems), Series 2016, Ref. RB	5.00%	01/15/2025	135	141,090
North Carolina (State of), Series 2014 B, Ref. RB	5.00%	06/01/2025	100	105,839
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2025	100	105,653
North Carolina (State of) (Garvee), Series 2015, RB	5.00%	03/01/2029	250	261,711
North Carolina (State of) (Vehicle-Garvee), Series 2015, RB	5.00%	03/01/2027	150	157,113
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2015 B, Ref. RB(a)(b)	5.00%	10/01/2025	300	319,776
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2025	100	105,281
				1,313,113
Ohio-1.83%
Bowling Green State University, Series 2016 A, RB	5.00%	06/01/2042	100	104,194
Cincinnati City School District (Classroom Construction & Improvement), Series 2006, Ref. GO Bonds, (INS - NATL)(c)	5.25%	12/01/2025	200	215,047
Columbus (City of), OH, Series 2014, Ref. RB	5.00%	06/01/2025	25	26,156
Columbus (City of), OH, Series 2016 1, Ref. GO Bonds	5.00%	07/01/2025	150	159,030
Columbus (City of), OH, Series 2016 A, GO Bonds	4.00%	08/15/2027	500	517,220
Columbus (City of), OH, Series 2021 A, GO Bonds	5.00%	04/01/2025	100	105,467
Ohio (State of), Series 2017 A, GO Bonds	5.00%	05/01/2032	150	157,615
Ohio (State of), Series 2017 A, GO Bonds	5.00%	05/01/2034	270	282,549
Ohio (State of), Series 2017 A, GO Bonds	5.00%	05/01/2035	180	188,066
Ohio (State of) (Garvee), Series 2018 1, RB	5.00%	12/15/2025	85	90,726
Willoughby-Eastlake City School District, Series 2016, GO Bonds(a)(b)	5.00%	12/01/2025	140	149,364
				1,995,434
Oklahoma-0.35%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	4.00%	09/01/2025	75	77,356
Cleveland (County of), OK Educational Facilities Authority (Norman Public Schools), Series 2019, RB	5.00%	06/01/2025	65	68,328
Oklahoma (State of) Capitol Improvement Authority (Department of Transportation), Series 2020, Ref. RB	5.00%	07/01/2025	130	137,159
Tulsa (City of), OK Public Facilities Authority, Series 2019, RB	5.00%	06/01/2025	100	104,997
				387,840
Oregon-0.59%
Oregon (State of) Department of Transportation, Series 2015 A, Ref. RB	5.00%	11/15/2025	10	10,451
Oregon (State of) Department of Transportation, Series 2017 A, RB	5.00%	11/15/2025	500	533,560
Oregon (State of) Lottery, Series 2015 D, Ref. RB	5.00%	04/01/2027	100	105,212
				649,223
Pennsylvania-3.30%
Chartiers Valley School District, Series 2015 B, GO Bonds(a)(b)	5.00%	04/15/2025	85	89,662
Commonwealth Financing Authority, Series 2015 A, RB	5.00%	06/01/2033	100	104,456
Commonwealth Financing Authority, Series 2015 A, RB	5.00%	06/01/2035	285	296,516
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2015, RB	4.13%	07/01/2040	100	96,652
Monroeville Finance Authority, Series 2012, RB	5.00%	02/15/2025	105	109,660
Pennsylvania (Commonwealth of), First Series 2015 1, GO Bonds	5.00%	03/15/2031	350	366,322
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2025	$95	$99,969
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2028	500	524,450
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2029	195	204,447
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2033	100	104,392
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2025	120	127,560
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2025	45	47,835
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2015 A, Ref. RB	5.00%	09/01/2045	35	35,249
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2015, Ref. RB	5.00%	09/01/2039	100	101,945
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2015, Ref. RB	5.00%	08/15/2040	100	102,893
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2025	5	5,279
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2038	50	51,342
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2040	65	66,717
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	4.00%	12/01/2041	95	93,231
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2045	250	254,578
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	06/01/2027	200	211,809
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	06/01/2030	150	158,069
Philadelphia (City of), PA, Series 2016, Ref. RB	5.00%	10/01/2025	50	52,833
Philadelphia (City of), PA Authority for Industrial Development, First Series 2015, Ref. RB	5.00%	04/01/2040	185	189,122
Westmoreland (County of), PA Municipal Authority, Series 2016, Ref. RB, (INS - BAM)(c)	5.00%	08/15/2038	110	113,651
				3,608,639
South Carolina-0.54%
Charleston (City of), SC, Series 2015, RB(a)(b)	5.00%	01/01/2025	200	209,695
South Carolina (State of) Jobs-Economic Development Authority (Furman University), Series 2015, Ref. RB	4.00%	10/01/2038	25	24,586
South Carolina (State of) Public Service Authority, Series 2015 A, Ref. RB	5.00%	12/01/2028	100	103,707
South Carolina (State of) Public Service Authority, Series 2015 A, Ref. RB	5.00%	12/01/2050	210	210,660
Spartanburg (City of), SC Sanitary Sewer District, Series 2014 B, Ref. RB	4.00%	03/01/2040	45	44,941
				593,589
Tennessee-1.79%
Chattanooga (City of), TN, Series 2015 A, Ref. RB	5.00%	09/01/2031	130	137,560
Chattanooga (City of), TN, Series 2015 A, Ref. RB	5.00%	09/01/2032	400	422,824
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2015 C, GO Bonds(a)(b)	5.00%	07/01/2025	40	42,377
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2025	170	178,276
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	5.00%	07/01/2025	5	5,299
Tennessee (State of) School Bond Authority, Series 2015 B, RB(a)(b)	5.00%	11/01/2025	10	10,666
Tennessee (State of) School Bond Authority, Series 2015 B, RB(a)(b)	5.00%	11/01/2025	1,000	1,066,581
Tennessee (State of) School Bond Authority, Series 2015 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2025	85	90,733
				1,954,316
Texas-10.34%
Austin (City of), TX, Series 2015, Ref. GO Bonds	2.95%	09/01/2027	180	180,705
Austin Community College District, Series 2015, GO Bonds	5.00%	08/01/2035	150	157,246
Bexar (County of), TX, Series 2016, Ref. GO Bonds(a)(b)	4.00%	06/15/2025	250	258,404
Central Texas Regional Mobility Authority, Series 2015 A, RB(a)(b)	5.00%	07/01/2025	500	529,714
Clint Independent School District, Series 2015, GO Bonds(a)(b)	5.00%	08/15/2025	65	68,860
Corpus Christi (City of), TX, Series 2015, RB	5.00%	07/15/2040	100	103,871
Cypress-Fairbanks Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2032	215	219,523
Dallas (City of), TX, Series 2014, Ref. GO Bonds	5.00%	02/15/2025	75	77,067
Dallas (City of), TX, Series 2015 A, Ref. RB	5.00%	10/01/2044	1,000	1,036,237
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	150	160,032
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB(a)(b)	5.00%	12/01/2025	200	213,377
Dallas (City of), TX Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2025	20	21,006
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Dallas (City of), TX Independent School District, Series 2016 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2025	$205	$215,307
Harris (County of), TX, Series 2015 A, Ref. GO Bonds	5.00%	10/01/2027	70	74,417
Harris (County of), TX, Series 2015 A, Ref. GO Bonds	5.00%	10/01/2029	155	164,650
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2025	380	402,455
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2025	130	138,505
Houston (City of), TX, Series 2014 C, Ref. RB	5.00%	05/15/2025	255	263,681
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2025	200	212,955
Lewisville Independent School District, Series 2016 B, Ref. GO Bonds	5.00%	08/15/2028	115	121,395
Lone Star College System, Series 2015 B, Ref. GO Bonds	5.00%	02/15/2025	105	110,279
Lower Colorado River Authority, Series 2015, Ref. RB	4.00%	05/15/2045	250	232,358
North East Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2031	230	242,984
North Texas Municipal Water District, Series 2015, Ref. RB	5.00%	09/01/2029	200	211,945
North Texas Tollway Authority, Series 2014 A, Ref. RB	5.00%	01/01/2025	250	255,995
North Texas Tollway Authority, Series 2015 A, Ref. RB	5.00%	01/01/2032	225	233,548
North Texas Tollway Authority, Series 2015 A, Ref. RB	5.00%	01/01/2033	200	207,223
North Texas Tollway Authority, Series 2015 A, Ref. RB	5.00%	01/01/2034	100	103,360
North Texas Tollway Authority, Series 2015 A, Ref. RB	5.00%	01/01/2035	115	118,498
North Texas Tollway Authority, Series 2015 B, Ref. RB	5.00%	01/01/2029	60	62,507
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2025	155	158,667
Northwest Independent School District, Series 2015, GO Bonds(a)(b)	5.00%	02/15/2025	65	68,327
Permanent University Fund - University of Texas System, Series 2014 B, Ref. RB	5.00%	07/01/2025	145	150,463
Port Arthur Independent School District, Series 2015 A, GO Bonds(a)(b)	5.00%	02/15/2025	450	471,552
Rockwall Independent School District, Series 2016, GO Bonds(a)(b)	5.00%	02/15/2025	175	183,765
SA Energy Acquisition Public Facility Corp., Series 2007, RB	5.50%	08/01/2025	100	103,608
San Antonio (City of), TX, Series 2012, Ref. RB	5.25%	02/01/2025	270	284,643
Tarrant (County of), TX Regional Water District, Series 2015, Ref. RB	5.00%	03/01/2029	150	156,783
Tarrant County Cultural Education Facilities Finance Corp., Series 2016 A, Ref. RB	5.00%	02/15/2025	50	52,328
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2027	150	159,550
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2028	130	138,203
Texas (State of), Series 2015 A, Ref. GO Bonds	5.00%	10/01/2035	200	210,662
Texas (State of) (Water Financial Assistance), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2041	575	597,694
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2025	1,000	1,064,509
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2030	305	324,580
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2040	115	120,595
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2045	100	104,251
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2025	125	132,144
Texas Municipal Gas Acquisition & Supply Corp. III, Series 2021, Ref. RB	5.00%	12/15/2025	100	102,645
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2025	135	142,000
Ysleta Independent School District, Series 2016, GO Bonds(a)(b)	5.00%	08/15/2025	155	164,622
				11,289,695
Utah-0.44%
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2025	100	106,046
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	140	148,190
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	60	63,647
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	80	84,862
Utah (State of) Transit Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	06/15/2025	50	53,039
Utah (State of) Transit Authority, Series 2015 A, Ref. RB	5.00%	06/15/2025	25	26,402
				482,186
Vermont-0.02%
University of Vermont & State Agricultural College, Series 2015, Ref. RB	5.00%	10/01/2045	20	20,812
Virginia-1.33%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	4.00%	10/01/2025	75	77,909
University of Virginia, Series 2015 A-1, RB	4.00%	04/01/2045	150	150,326
Upper Occoquan Sewage Authority, Series 2014, Ref. RB(a)(b)	5.00%	07/01/2025	500	529,714
Virginia (Commonwealth of) College Building Authority, Series 2015 A, RB(a)(b)	5.00%	02/01/2025	40	42,012
Virginia (Commonwealth of) College Building Authority, Series 2015 A, RB	5.00%	02/01/2025	215	225,677
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2020, RB	5.00%	02/01/2025	$130	$136,456
Virginia (Commonwealth of) Public Building Authority, Series 2016 B, Ref. RB	5.00%	08/01/2025	65	68,979
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2025	120	126,888
Virginia (State of) Public School Authority, Series 2014 B, Ref. RB	4.00%	08/01/2025	90	91,689
				1,449,650
Washington-4.99%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	30	31,997
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	75	79,994
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	75	79,994
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2015 S-1, Ref. RB(a)(b)	5.00%	11/01/2025	150	159,987
Energy Northwest (Bonneville Power Administration), Series 2016 A, Ref. RB	5.00%	07/01/2025	100	105,917
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB	5.00%	07/01/2029	100	105,712
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB	5.00%	07/01/2032	75	79,111
Energy Northwest (Columbia Generating Station), Series 2015 A, Ref. RB	5.00%	07/01/2033	170	179,058
Energy Northwest (No. 3), Series 2018, Ref. RB	5.00%	07/01/2025	500	529,586
King (County of), WA, Series 2015, Ref. GO Bonds(a)(b)	5.00%	01/01/2025	115	120,575
King (County of), WA, Series 2015, Ref. RB(a)(b)	5.00%	01/01/2025	40	41,989
King (County of), WA, Series 2015, Ref. RB(a)(b)	5.00%	01/01/2025	55	57,735
King (County of), WA, Series 2015, Ref. RB	4.00%	07/01/2045	75	74,451
Seattle (City of), WA, Series 2019 B, Ref. RB	5.00%	02/01/2025	300	315,027
Snohomish (County of), WA Public Utility District No. 1, Series 2015, RB	5.00%	12/01/2045	20	20,781
Snohomish County School District No. 201 Snohomish, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2027	10	10,612
Washington (State of), Series 2014 R, Ref. GO Bonds	5.00%	07/01/2028	45	47,116
Washington (State of), Series 2014 R, Ref. GO Bonds	5.00%	07/01/2029	10	10,468
Washington (State of), Series 2014 R, Ref. GO Bonds	5.00%	07/01/2030	125	130,800
Washington (State of), Series 2015 A-1, GO Bonds	5.00%	08/01/2031	200	211,554
Washington (State of), Series 2015 A-1, GO Bonds	5.00%	08/01/2035	1,000	1,049,355
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2026	15	15,718
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2029	865	905,497
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2031	140	146,410
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2032	200	208,950
Washington (State of), Series 2015 R, Ref. GO Bonds	5.00%	07/01/2033	200	208,620
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2025	250	265,569
Washington (State of) Health Care Facilities Authority, Series 2015, Ref. RB	4.00%	07/01/2036	110	104,799
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association), Series 2015, Ref. RB	5.00%	07/01/2039	75	75,806
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2015 B, Ref. RB	5.00%	08/15/2030	35	36,526
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2014, Ref. RB	5.00%	03/01/2038	40	40,574
				5,450,288
Wisconsin-0.98%
Wisconsin (State of), Series 2015, Ref. GO Bonds	5.00%	05/01/2027	165	174,208
Wisconsin (State of), Series 2017 A, GO Bonds	5.00%	05/01/2027	250	263,952
Wisconsin (State of), Series 2017 B, GO Bonds	5.00%	05/01/2038	325	338,102
Wisconsin (State of) Department of Transportation, Series 2017-1, Ref. RB	5.00%	07/01/2025	35	37,116
Wisconsin (State of) Department of Transportation, Series 2017-2, Ref. RB	5.00%	07/01/2025	50	52,971
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2015 A, RB	4.25%	06/01/2041	200	198,667
				1,065,016
TOTAL INVESTMENTS IN SECURITIES(d)-97.81% (Cost $109,193,959)				106,828,709
OTHER ASSETS LESS LIABILITIES-2.19%				2,392,736
NET ASSETS-100.00%				$109,221,445

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2025 Municipal Bond ETF (BSMP)—(continued)
November 30, 2022
(Unaudited)
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.04%
Alabama-0.90%
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2016 A, RB(a)(b)	5.00%	09/01/2026	$120	$130,231
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2016 A, Ref. RB(a)(b)	5.00%	09/01/2026	200	217,052
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2017 B, Ref. RB(a)	5.00%	09/01/2026	20	21,705
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2026	50	54,337
Tuscaloosa (City of), AL Board of Education, Series 2016, Revenue Wts.(a)(b)	5.00%	08/01/2026	60	64,599
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	3.63%	09/01/2041	20	18,053
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	5.00%	09/01/2041	125	127,936
				633,913
Arizona-0.91%
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(c)	5.00%	07/01/2026	100	106,770
Arizona (State of) Transportation Board (Garvee), Series 2016, Ref. RB	5.00%	07/01/2026	130	140,177
Arizona State University (Green Bonds), Series 2016 B, RB	5.00%	07/01/2042	200	208,766
Phoenix (City of), AZ Industrial Development Authority (The) (Eastern Kentucky University), Series 2016, RB	4.00%	10/01/2047	70	63,293
Phoenix Civic Improvement Corp., Series 2016, Ref. RB	5.00%	07/01/2033	20	21,305
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2029	40	43,075
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2033	25	26,745
Phoenix Civic Improvement Corp., Series 2017, Ref. RB	5.00%	07/01/2034	25	26,667
				636,798
California-16.33%
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(c)	4.00%	10/01/2037	100	100,570
Alameda (County of), CA Joint Powers Authority (Juvenile Justice), Series 2016, Ref. RB	4.00%	12/01/2034	25	25,402
California (State of), Series 2016, GO Bonds	5.00%	09/01/2029	25	27,158
California (State of), Series 2016, GO Bonds	3.00%	09/01/2046	5	3,974
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2032	420	456,143
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2032	180	195,490
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2033	100	108,002
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2034	735	758,700
California (State of), Series 2016, Ref. GO Bonds	4.00%	09/01/2035	500	513,535
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2026	130	141,934
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2036	100	106,735
California (State of), Series 2018, GO Bonds	5.00%	10/01/2026	210	228,905
California (State of), Series 2018, GO Bonds	5.00%	10/01/2026	15	16,186
California (State of), Series 2018, GO Bonds	5.00%	10/01/2047	350	365,924
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2026	75	81,752
California (State of), Series 2020, GO Bonds	3.00%	03/01/2026	100	100,868
California (State of), Series 2022, GO Bonds	5.00%	04/01/2026	20	21,585
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2028	100	108,541
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2030	25	27,094
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2033	210	226,494
California (State of) (Bid Group C), Series 2018, Ref. GO Bonds	5.00%	08/01/2026	50	54,324
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2026	165	180,441
California (State of) Educational Facilities Authority (Pepperdine University), Series 2016, Ref. RB(a)(b)	5.00%	04/01/2026	20	21,579
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2016 A, Ref. RB	4.00%	03/01/2039	55	53,192
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2015, Ref. RB	5.00%	11/15/2026	40	42,696
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2039	70	70,302
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2016 B, RB	5.00%	08/15/2055	150	153,366
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2047	25	24,466
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB(a)(b)	5.00%	11/15/2026	40	43,628
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	5.00%	11/15/2046	60	61,209
California (State of) Infrastructure & Economic Development Bank (Green Bonds), Series 2016, RB	5.00%	10/01/2027	50	53,985
California (State of) Infrastructure & Economic Development Bank (Green Bonds), Series 2016, RB	5.00%	10/01/2028	45	48,564
California (State of) Municipal Finance Authority (Humangood Obligation Group), Series 2019 A, Ref. RB	5.00%	10/01/2044	200	205,810
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital), Series 2017, Ref. RB	5.00%	10/15/2047	$200	$201,960
California (State of) Public Works Board, Series 2015 F, Ref. RB	5.00%	05/01/2026	35	36,981
California (State of) Public Works Board, Series 2017 B, Ref. RB	5.00%	10/01/2026	30	32,632
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	5.00%	11/01/2026	25	27,237
California (State of) Public Works Board (Various Capital), Series 2016 C, Ref. RB	4.00%	11/01/2032	220	228,235
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2041	60	59,742
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2046	190	184,656
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2041	100	104,612
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2045	400	416,395
Central Unified School District (Election of 2016), Series 2018 B, GO Bonds	4.00%	08/01/2048	200	194,321
Chabot-Las Positas Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2034	165	169,299
Fresno Unified School District, Series 2002 A, Ref. GO Bonds, (INS - NATL)(c)	6.00%	08/01/2026	25	26,132
Grossmont Union High School District (Election of 2008), Series 2016 B, Ref. GO Bonds	3.00%	08/01/2045	125	98,983
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGM)(c)	3.50%	08/01/2037	45	43,286
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGM)(c)	4.00%	08/01/2042	150	150,132
Imperial Irrigation District, Series 2016 C, Ref. RB	5.00%	11/01/2036	250	265,806
Imperial Irrigation District, Series 2016 C, Ref. RB	5.00%	11/01/2038	25	26,253
Irvine Ranch Water District, Series 2016, RB	5.25%	02/01/2046	30	31,876
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2026	120	129,297
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2041	50	52,420
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	100	104,377
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, Ref. RB	5.00%	07/01/2026	5	5,374
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2026	215	233,286
Los Angeles (City of), CA Department of Water & Power, Series 2021 A, RB	5.00%	07/01/2026	250	270,794
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2016 A, Ref. RB	5.00%	06/01/2032	10	10,806
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	3.00%	08/01/2039	250	217,028
Los Angeles Unified School District, Series 2017 A, Ref. GO Bonds	5.00%	07/01/2026	375	407,028
Metropolitan Water District of Southern California, Series 2020 A, Ref. RB	5.00%	07/01/2026	150	162,650
Montebello Unified School District (Election of 2016), Series 2016 A, GO Bonds	5.00%	08/01/2041	100	104,333
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	5.00%	11/01/2030	195	211,242
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2016 B, Ref. RB	4.00%	11/01/2035	100	101,701
Palomar Health, Series 2016 B, Ref. GO Bonds	4.00%	08/01/2035	20	20,086
Palomar Health, Series 2016 B, Ref. GO Bonds	4.00%	08/01/2036	200	200,155
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2033	25	26,614
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2041	50	52,183
Sacramento (County of), CA, Series 2016 B, Ref. RB	5.00%	07/01/2041	30	30,766
San Diego (City of), CA Public Facilities Financing Authority, Series 2015, Ref. RB	4.00%	05/15/2026	120	123,944
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 B, Ref. RB	5.00%	08/01/2037	60	64,342
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2041	125	132,079
San Diego Community College District, Series 2016, Ref. GO Bonds(a)(b)	4.00%	08/01/2026	115	120,944
San Diego Unified School District, Series 2016 1, Ref. GO Bonds	4.00%	07/01/2032	20	20,831
San Diego Unified School District, Series 2016 R-5, Ref. GO Bonds	5.00%	07/01/2029	30	32,493
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 C, RB	5.00%	05/01/2046	100	102,427
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2026	35	37,624
San Francisco (City & County of), CA Transportation Authority, Series 2017, RB	4.00%	02/01/2026	150	156,667
San Francisco (City of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2031	100	108,788
San Francisco (City of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2032	295	320,245
Santa Clara Valley Transportation Authority, Series 2018 A, Ref. RB	5.00%	06/01/2026	100	108,431
Sweetwater Union High School District (Election of 2006), Series 2016 B, GO Bonds, (INS - AGM)(c)	3.38%	08/01/2040	80	70,054
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	25	26,161
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2026	200	216,526
University of California (Limited), Series 2016 K, RB	5.00%	05/15/2035	35	37,330
University of California (Limited), Series 2016 K, RB	5.00%	05/15/2051	300	312,730
Victor Valley Union High School District, Series 2016 A, Ref. GO Bonds, (INS - BAM)(c)	3.00%	08/01/2034	20	18,864
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
West Hollywood (City of), CA Public Financing Authority (Park Phase II), Series 2016, Ref. RB	3.00%	04/01/2041	$125	$105,133
Western Placer Unified School District, Series 2016, Ref. COP, (INS - AGM)(c)	3.13%	08/01/2047	120	93,370
				11,476,215
Colorado-1.81%
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2017 A, Ref. GO Bonds	5.00%	12/01/2030	125	135,756
Adams 12 Five Star Schools, Series 2016 B, Ref. GO Bonds	5.00%	12/15/2030	150	162,723
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.00%	12/01/2026	20	21,768
Aurora (City of), CO (Green Bonds), Series 2016, Ref. RB(a)(b)	5.00%	08/01/2026	25	27,052
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J, Series 2016 C, GO Bonds	5.00%	12/15/2032	105	113,115
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2026	95	101,543
Colorado (State of) Higher Education, Series 2014 A, Ref. COP	5.00%	11/01/2026	30	32,556
Colorado Springs (City of), CO, Series 2018 A-1, Ref. RB	5.00%	11/15/2026	30	32,590
Commerce (City of), CO, Series 2016, RB(a)(b)	5.00%	08/01/2026	55	59,315
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	11/15/2032	10	10,727
Denver (City & County of), CO (Convention Center Expansion), Series 2018 A, COP	5.38%	06/01/2043	215	227,300
Denver City & County School District No. 1, Series 2016, Ref. GO Bonds	4.00%	12/01/2026	75	77,912
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2031	10	10,794
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2038	90	95,846
Jefferson County School District R-1, Series 2012, Ref. GO Bonds	5.00%	12/15/2026	40	43,568
Regional Transportation District, Series 2015, COP	5.00%	06/01/2026	110	115,714
				1,268,279
Connecticut-1.89%
Connecticut (State of), Series 2015 F, GO Bonds	5.00%	11/15/2026	205	218,217
Connecticut (State of), Series 2016 A, RB	5.00%	09/01/2026	100	108,154
Connecticut (State of), Series 2016 A, RB	4.00%	09/01/2035	25	25,394
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2029	200	216,252
Connecticut (State of), Series 2016 E, GO Bonds	3.00%	10/15/2032	50	48,249
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2026	55	59,575
Connecticut (State of), Series 2018 C, GO Bonds	5.00%	06/15/2026	100	107,706
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2026	130	140,650
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2026	20	21,475
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2026	160	170,997
Connecticut (State of) (Transportation Infrastructure), Series 2016 A, RB	5.00%	09/01/2030	100	107,848
Connecticut (State of) Health & Educational Facilities Authority (Trinity Health Corp.), Series 2016, RB	5.00%	12/01/2045	100	101,312
				1,325,829
District of Columbia-1.74%
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2030	50	53,920
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2031	30	32,300
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2032	175	187,568
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2034	275	295,960
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2036	135	144,710
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2041	15	15,859
District of Columbia, Series 2016 E, Ref. GO Bonds	5.00%	06/01/2031	85	92,381
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2030	15	15,961
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2031	15	15,917
District of Columbia Water & Sewer Authority, Series 2016 A, Ref. RB	5.00%	10/01/2036	250	263,422
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2026	100	108,014
				1,226,012
Florida-3.47%
Broward (County of), FL School Board, Series 2015 A, Ref. COP	5.00%	07/01/2026	55	58,099
Central Florida Expressway Authority, Series 2016 B, Ref. RB	5.00%	07/01/2034	200	211,241
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2035	100	100,882
Florida (State of) Department of Environmental Protection (FL Forever), Series 2016 A, Ref. RB	5.00%	07/01/2026	100	108,006
Florida (State of) Department of Management Services, Series 2018 A, Ref. COP	5.00%	11/01/2026	140	151,656
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2028	75	80,643
Florida (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	10/01/2029	40	42,950
Hillsborough (County of), FL, Series 2016, RB	3.00%	08/01/2046	255	207,060
Hillsborough (County of), FL School Board (Master Lease Program), Series 2015 A, Ref. COP	5.00%	07/01/2026	120	125,540
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami (City of) & Dade (County of), FL School Board, Series 2015 D, Ref. COP	5.00%	02/01/2028	$25	$26,506
Miami-Dade (County of), FL, Series 2015, Ref. RB	5.00%	10/01/2026	100	105,805
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2029	30	32,158
Miami-Dade (County of), FL, Series 2016 A, Ref. GO Bonds	5.00%	07/01/2031	65	69,310
Miami-Dade (County of), FL, Series 2016 A, Ref. RB	5.00%	10/01/2041	100	102,397
Miami-Dade (County of), FL, Series 2016, Ref. RB	5.00%	10/01/2034	200	209,642
Miami-Dade (County of), FL Expressway Authority, Series 2016 A, Ref. RB	5.00%	07/01/2029	125	131,121
Miami-Dade (County of), FL Transit System, Series 2015, Ref. RB	5.00%	07/01/2026	10	10,584
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 A, Ref. RB	5.00%	10/01/2035	165	171,006
Orange (County of), FL School Board, Series 2016 C, Ref. COP	5.00%	08/01/2033	10	10,566
Orange (County of), FL School Board, Series 2016 C, Ref. COP	5.00%	08/01/2034	10	10,556
Orange (County of), FL School Board, Series 2017, Ref. COP	5.00%	08/01/2026	50	53,887
Port St. Lucie (City of), FL, Series 2016, Ref. RB	5.00%	09/01/2029	20	21,461
Port St. Lucie (City of), FL, Series 2016, Ref. RB	4.00%	09/01/2031	145	151,093
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2026	10	10,713
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2027	25	26,733
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2028	25	26,643
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2032	20	21,158
South Florida Water Management District, Series 2016, Ref. COP	5.00%	10/01/2035	100	105,240
Tampa Bay (City of), FL Water, Series 2016 C, Ref. RB	5.00%	10/01/2026	50	53,988
				2,436,644
Georgia-1.71%
DeKalb (County of), GA, Series 2006 B, Ref. RB, (INS - AGM)(c)	5.25%	10/01/2032	70	75,978
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	07/01/2046	100	100,883
Georgia (State of), Series 2015 A, GO Bonds	5.00%	02/01/2026	75	78,812
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2026	70	76,356
Georgia (State of), Series 2017 A-1, GO Bonds	5.00%	02/01/2026	150	161,010
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2026	70	75,366
Henry County School District, Series 2016, GO Bonds	4.00%	08/01/2029	50	52,097
Main Street Natural Gas, Inc., Series 2007 A, RB	5.50%	09/15/2026	170	180,044
Metropolitan Atlanta Rapid Transit Authority, Series 2015 C, Ref. RB	5.00%	07/01/2028	25	26,983
Metropolitan Atlanta Rapid Transit Authority, Series 2015 C, Ref. RB	5.00%	07/01/2029	75	80,912
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB	5.00%	07/01/2030	35	37,745
Metropolitan Atlanta Rapid Transit Authority, Series 2016 B, Ref. RB	5.00%	07/01/2033	50	53,588
Private Colleges & Universities Authority (Emory University), Series 2016 B, Ref. RB	4.00%	10/01/2038	60	60,389
Private Colleges & Universities Authority (Emory University), Series 2016 B, Ref. RB	5.00%	10/01/2038	100	105,553
Sandy Springs (City of), GA Public Facilities Authority (City Center), Series 2015, RB(a)(b)	5.00%	05/01/2026	35	37,695
				1,203,411
Hawaii-0.78%
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2028	75	81,238
Hawaii (State of), Series 2016 FG, GO Bonds	5.00%	10/01/2031	85	91,716
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	5.00%	10/01/2026	85	92,134
Hawaii (State of), Series 2016 FH, Ref. GO Bonds	4.00%	10/01/2031	125	129,738
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2026	100	108,393
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2026	45	48,295
				551,514
Illinois-5.22%
Chicago (City of), IL, Series 2016 C, Ref. GO Bonds	5.00%	01/01/2038	100	100,165
Chicago (City of), IL (O’Hare International Airport), Series 2015 B, Ref. RB	5.00%	01/01/2026	90	93,925
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2029	10	10,575
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2034	220	228,872
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2036	50	51,755
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2038	100	103,101
Chicago (City of), IL (O’Hare International Airport), Series 2017 E, RB	5.00%	01/01/2026	30	31,911
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2026	75	81,040
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2029	95	102,055
Chicago (City of), IL Midway International Airport, Series 2016 B, Ref. RB	5.00%	01/01/2046	250	252,990
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Cook (County of), IL, Series 2016 A, Ref. GO Bonds	5.00%	11/15/2026	$100	$107,352
Illinois (State of), Series 2016, GO Bonds	4.00%	01/01/2031	85	82,819
Illinois (State of), Series 2016, GO Bonds	4.13%	11/01/2031	190	185,910
Illinois (State of), Series 2016, GO Bonds	5.00%	01/01/2033	100	102,410
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2026	400	416,088
Illinois (State of) Finance Authority (Art Institute of Chicago), Series 2016, Ref. RB	5.00%	03/01/2030	150	159,061
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2026	215	228,978
Illinois (State of) Finance Authority (Carle Foundation), Series 2016 A, Ref. RB	5.00%	02/15/2045	100	101,500
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2016, RB	4.00%	07/01/2026	15	15,572
Illinois (State of) Finance Authority (Mercy Health Corp.), Series 2016, Ref. RB	5.00%	12/01/2046	600	602,328
Illinois (State of) Toll Highway Authority, Series 2015 B, RB	5.00%	01/01/2036	55	57,288
Illinois (State of) Toll Highway Authority, Series 2015 B, RB	5.00%	01/01/2040	120	123,722
Illinois (State of) Toll Highway Authority, Series 2016 A, Ref. RB	4.00%	12/01/2031	45	46,331
Illinois (State of) Toll Highway Authority, Series 2016 A, Ref. RB	5.00%	12/01/2031	60	63,421
Northern Illinois Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	12/01/2041	75	79,813
Rosemont (Village of), IL, Series 2017 A, GO Bonds, (INS - AGM)(c)	5.00%	12/01/2046	140	146,631
Sales Tax Securitization Corp., Series 2017 A, Ref. RB	5.00%	01/01/2026	25	26,320
Springfield (City of), IL, Series 2015, Ref. RB	5.00%	03/01/2026	60	62,660
				3,664,593
Indiana-2.17%
Carmel (City of), IN Local Public Improvement Bond Bank, Series 2016, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	07/15/2032	250	267,619
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2042	615	644,481
Indiana University, Series 2016 A, Ref. RB	5.00%	06/01/2028	25	26,778
Indianapolis (City of), IN Department of Public Utilities, Series 2018 A, Ref. RB	5.00%	10/01/2026	545	588,678
				1,527,556
Iowa-0.20%
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2026	45	48,661
Iowa (State of) Higher Education Loan Authority (Grinnell College), Series 2017, RB	5.00%	12/01/2041	90	95,016
				143,677
Kansas-0.32%
Johnson (County of), KS Public Building Commission (Courthouse & Medical Examiners), Series 2018 A, RB	5.00%	09/01/2026	145	156,394
Wyandotte County Unified School District No. 500, Series 2016 A, GO Bonds(a)(b)	5.50%	09/01/2026	65	71,597
				227,991
Kentucky-0.65%
Kentucky (Commonwealth of) Property & Building Commission (No. 112), Series 2016 B, Ref. RB	5.00%	11/01/2026	235	253,658
Kentucky (Commonwealth of) Turnpike Authority, Series 2016 A, Ref. RB	5.00%	07/01/2028	50	53,333
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2017 B, Ref. RB	5.00%	07/01/2026	20	21,424
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016, Ref. RB	5.00%	10/01/2029	20	20,964
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2016, Ref. RB	5.00%	10/01/2030	100	104,636
				454,015
Louisiana-0.53%
Louisiana (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2026	200	215,837
Louisiana State Citizens Property Insurance Corp., Series 2016 A, Ref. RB	5.00%	06/01/2026	150	159,384
				375,221
Maryland-1.71%
Howard (County of), MD, Series 2017 D, Ref. GO Bonds	5.00%	02/15/2026	45	48,340
Maryland (State of), Second Series 2018 B, GO Bonds	5.00%	08/01/2026	25	27,098
Maryland (State of), Series 2015 B, Ref. GO Bonds	4.00%	08/01/2026	175	183,356
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2026	40	43,357
Maryland (State of), Series 2017 B, Ref. GO Bonds	5.00%	08/01/2026	65	70,455
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2026	100	107,599
Maryland (State of) (Bidding Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2026	105	113,811
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2026	165	179,413
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2028	250	271,394
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Montgomery (County of), MD, Series 2017 C, Ref. GO Bonds	5.00%	10/01/2026	$100	$108,735
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2026	25	27,227
Washington (State of) Suburban Sanitary Commission, Series 2017, Ref. RB	3.00%	06/01/2026	20	20,093
				1,200,878
Massachusetts-4.79%
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2034	60	64,109
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2036	100	105,805
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	3.00%	09/01/2046	400	316,926
Massachusetts (Commonwealth of), Series 2017 D, Ref. GO Bonds	5.00%	07/01/2026	25	27,028
Massachusetts (Commonwealth of), Series 2017 E, Ref. GO Bonds	5.00%	11/01/2026	90	97,912
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2026	20	21,623
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2026	200	215,537
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2026	100	108,042
Massachusetts (Commonwealth of) Development Finance Agency (Bentley University), Series 2016, RB	5.00%	07/01/2040	175	182,677
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2016 E, Ref. RB	5.00%	07/01/2037	200	202,062
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2016 A, Ref. RB	5.00%	07/15/2033	300	323,820
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2026	300	327,256
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2031	250	266,785
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2041	200	204,576
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2046	40	41,853
Massachusetts (Commonwealth of) School Building Authority, Series 2019 A, RB(a)(b)	5.00%	02/15/2026	250	268,167
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2018, Ref. RB	5.00%	01/01/2026	65	69,477
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2026	70	74,864
Massachusetts (Commonwelath of) School Building Authority, Series 2016 C, Ref. RB	4.00%	11/15/2035	200	204,298
Massachusetts (Commonwelath of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB(a)(b)	5.00%	08/01/2026	155	167,724
Massachusetts (Commonwelath of) Water Resources Authority (Green Bonds), Series 2016 C, Ref. RB	4.00%	08/01/2036	75	76,477
				3,367,018
Michigan-3.15%
Great Lakes Water Authority, Series 2016 C, Ref. RB	5.00%	07/01/2030	185	197,746
Great Lakes Water Authority, Series 2016 D, Ref. RB	5.00%	07/01/2030	500	533,571
Great Lakes Water Authority, Series 2016 D, Ref. RB	5.00%	07/01/2036	20	20,982
Great Lakes Water Authority, Series 2018 A, Ref. RB	5.00%	07/01/2026	75	80,738
Michigan (State of), Series 2017 A, Ref. GO Bonds	5.00%	05/01/2026	50	53,901
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2026	115	123,476
Michigan (State of) Building Authority, Series 2016 I, Ref. RB	5.00%	10/15/2032	20	21,465
Michigan (State of) Building Authority, Series 2016 I, Ref. RB	5.00%	10/15/2033	40	42,650
Michigan (State of) Building Authority, Series 2016 I, Ref. RB	5.00%	04/15/2035	35	36,894
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2046	150	154,898
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2037	500	515,288
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	4.00%	11/15/2046	165	149,861
Michigan (State of) Hospital Finance Authority (Ascension Senior Credit Group), Series 2010, Ref. RB	5.00%	11/15/2047	45	45,890
Port Huron Area School District, Series 2016, GO Bonds, (INS - AGM)(c)	4.00%	05/01/2045	20	19,640
University of Michigan, Series 2015, Ref. RB(a)(b)	5.00%	04/01/2026	125	134,410
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2026	75	80,671
				2,212,081
Minnesota-0.52%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2026	25	26,592
Minnesota (State of), Series 2017 D, Ref. GO Bonds	5.00%	10/01/2026	85	92,263
Minnesota (State of), Series 2022 A, Ref. RB	5.00%	03/01/2026	100	107,033
St. Cloud (City of), MN (CentraCare Health System), Series 2016 A, Ref. RB	3.25%	05/01/2039	100	85,252
University of Minnesota, Series 2016 A, RB	5.00%	04/01/2041	50	52,283
				363,423
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi-0.34%
Mississippi (State of), Series 2018 A, GO Bonds(a)(b)	5.00%	11/01/2026	$125	$135,891
Mississippi (State of), Series 2018 A, GO Bonds	4.00%	11/01/2038	100	101,664
				237,555
Missouri-0.51%
Hazelwood School District, Series 2017 A, Ref. GO Bonds	3.00%	03/01/2029	35	34,818
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	5.00%	11/15/2029	50	52,850
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	4.00%	12/01/2033	50	51,189
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	4.00%	12/01/2035	95	96,341
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	5.00%	12/01/2040	80	82,432
St. Louis County Reorganized School District No. R-6, Series 2018, GO Bonds	5.00%	02/01/2026	35	37,492
				355,122
Nebraska-0.33%
Sarpy (County of), NE Hospital Authority No. 1 (NE Medicine), Series 2016, Ref. RB	3.00%	05/15/2046	310	234,786
Nevada-0.93%
Clark (County of), NV, Series 2016 B, Ref. GO Bonds	5.00%	11/01/2026	110	119,328
Clark (County of), NV Department of Aviation, Series 2019, Ref. RB	5.00%	07/01/2026	40	42,990
Clark County School District, Series 2015 C, Ref. GO Bonds	5.00%	06/15/2026	25	26,639
Clark County School District, Series 2017 A, Ref. GO Bonds	5.00%	06/15/2026	95	102,188
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2038	200	210,679
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2041	40	41,880
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2026	70	75,342
Nevada (State of), Series 2016, Ref. RB	5.00%	12/01/2028	30	32,144
				651,190
New Jersey-3.70%
Atlantic (County of), NJ Improvement Authority (The) (Stockton University), Series 2016 A, RB, (INS - AGM)(c)	3.25%	07/01/2041	95	79,655
Bayonne (City of), NJ, Series 2016, Ref. GO Bonds(a)(b)	5.00%	07/01/2026	135	145,856
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2026	150	161,239
New Jersey (State of) Economic Development Authority, Series 2016 BBB, Ref. RB(a)(b)	5.50%	12/15/2026	350	389,018
New Jersey (State of) Economic Development Authority, Series 2017 B, Ref. RB	5.00%	11/01/2026	200	213,736
New Jersey (State of) Educational Facilities Authority (Montclair State University), Series 2016 B, Ref. RB	5.00%	07/01/2031	145	152,119
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2043	280	286,124
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2029	5	5,357
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2030	10	10,710
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2031	35	37,301
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RN	5.00%	06/15/2030	300	315,894
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	5.00%	12/15/2026	510	546,005
New Jersey (State of) Turnpike Authority, Series 2016 A, Ref. RB	5.00%	01/01/2034	240	253,625
				2,596,639
New Mexico-0.37%
New Mexico (State of) (Capital), Series 2017 A, GO Bonds	5.00%	03/01/2026	240	257,575
New York-14.97%
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	100	100,470
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	4.00%	07/01/2041	185	161,900
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2015 A, Ref. RB	5.00%	05/01/2026	10	10,640
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District), Series 2016 A, Ref. RB	5.00%	05/01/2030	20	21,542
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2036	160	168,775
Metropolitan Transportation Authority, Series 2006 B, RB, (INS - AGM)(c)	5.25%	11/15/2026	350	379,592
Metropolitan Transportation Authority, Series 2016 B, Ref. RB	5.00%	11/15/2037	450	455,972
Metropolitan Transportation Authority, Series 2016 C-1, RB	5.00%	11/15/2056	125	121,547
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Metropolitan Transportation Authority, Series 2016 D, Ref. RB	5.00%	11/15/2030	$75	$76,784
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-2, Ref. RB	5.00%	11/15/2026	160	168,111
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2026	65	68,393
New York & New Jersey (States of) Port Authority, Series 2016 198, Ref. RB	5.25%	11/15/2056	100	104,852
New York & New Jersey (States of) Port Authority, Series 2016, Ref. RB	5.00%	11/15/2046	25	26,163
New York (City of), NY, Series 2008 J-10, GO Bonds	5.00%	08/01/2026	45	48,645
New York (City of), NY, Series 2015 A, Ref. GO Bonds	5.00%	08/01/2026	45	47,528
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2029	45	48,483
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2026	375	400,521
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2028	65	69,220
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2029	55	58,451
New York (City of), NY, Series 2016 C, Ref. GO Bonds	5.00%	08/01/2031	25	26,522
New York (City of), NY, Series 2016 CC, Ref. RB	4.00%	06/15/2046	100	96,477
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2026	130	140,530
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2028	25	26,853
New York (City of), NY, Series 2016 E, Ref. GO Bonds	5.00%	08/01/2029	50	53,580
New York (City of), NY, Series 2017 DD, RB	5.00%	06/15/2047	195	202,388
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2026	80	86,480
New York (City of), NY, Series 2021 DD, Ref. RB	5.00%	06/15/2026	90	97,157
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2026	10	10,810
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2029	450	469,034
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2030	20	21,403
New York (City of), NY, Subseries 2016 A-1, GO Bonds	5.00%	08/01/2031	45	48,125
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2035	25	25,370
New York (City of), NY, Subseries 2016 CC-1, Ref. RB	5.00%	06/15/2037	415	437,209
New York (City of), NY, Subseries 2016 CC-1, Ref. RB	5.00%	06/15/2038	100	105,198
New York (City of), NY Transitional Finance Authority, Series 2016 A-1, RB	5.00%	05/01/2040	35	36,461
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2028	10	10,543
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2030	15	15,774
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2035	100	104,281
New York (City of), NY Transitional Finance Authority, Series 2016, RB	4.00%	05/01/2030	15	15,461
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2026	30	32,637
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2026	240	261,098
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2026	30	32,174
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2030	145	155,434
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2033	200	213,173
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2030	245	260,525
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2031	350	371,852
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2037	35	36,538
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2039	250	260,150
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	5.00%	02/01/2030	135	143,555
New York (State of) Dormitory Authority, Series 2015 E, Ref. RB	5.00%	03/15/2026	350	370,792
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	03/15/2028	225	243,602
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2029	50	53,705
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2033	40	42,414
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2041	210	219,761
New York (State of) Dormitory Authority, Series 2016 D, Ref. RB	5.00%	02/15/2026	35	37,553
New York (State of) Dormitory Authority, Series 2016 D, Ref. RB	5.00%	02/15/2028	50	53,887
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2026	100	107,294
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	07/01/2026	10	10,747
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB(a)	5.00%	02/15/2026	35	37,499
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2026	15	16,094
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2026	45	47,996
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	10/01/2026	60	64,854
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB(a)	5.00%	03/15/2026	35	37,615
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2026	125	135,112
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 A, RB(a)	5.00%	03/15/2026	15	16,121
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 C, Ref. RB(a)	5.00%	03/15/2026	5	5,374
New York (State of) Dormitory Authority (Columbia University) (Green Bonds), Series 2016 A, RB	5.00%	10/01/2026	200	217,928
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2033	350	373,696
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	5.00%	07/01/2039	$140	$148,014
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2026	20	21,623
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2046	265	271,550
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2051	200	204,016
New York (State of) Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2032	25	26,874
New York (State of) Utility Debt Securitization Authority, Series 2016 A, Ref. RB	5.00%	12/15/2034	150	160,252
New York (State of) Utility Debt Securitization Authority, Series 2016 B, Ref. RB	5.00%	12/15/2034	150	160,252
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2016 A, RB	5.00%	11/15/2046	150	153,186
New York State Environmental Facilities Corp., Series 2016, Ref. RB	5.00%	06/15/2029	55	59,219
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2028	95	101,261
New York State Urban Development Corp., Series 2016 A, Ref. RB	5.00%	03/15/2034	215	226,748
New York State Urban Development Corp., Series 2016 A, Ref. RB	4.00%	03/15/2036	40	40,216
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2041	500	520,921
				10,520,557
North Carolina-0.81%
North Carolina (State of), Series 2014 B, Ref. RB	5.00%	06/01/2026	30	32,362
North Carolina (State of), Series 2016 A, Ref. GO Bonds	5.00%	06/01/2026	85	91,840
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2026	25	27,012
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2026	20	21,540
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2026	65	69,760
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2026	15	16,282
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2044	55	58,216
North Carolina (State of) Eastern Municipal Power Agency, Series 1993 B, Ref. RB(a)	6.00%	01/01/2026	25	27,457
North Carolina (State of) Municipal Power Agency No. 1, Series 2016 A, Ref. RB	5.00%	01/01/2029	50	53,458
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 A, Ref. RB	5.00%	01/01/2026	125	132,961
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2015 A, Ref. RB	5.00%	01/01/2028	35	37,126
				568,014
Ohio-2.00%
Allen (County of), OH, Series 2017 A, Ref. RB	5.00%	08/01/2026	145	155,330
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2041	100	102,459
Columbus (City of), OH, Series 2015, Ref. RB	5.00%	06/01/2030	25	26,684
Columbus (City of), OH, Series 2016-1, Ref. GO Bonds	5.00%	07/01/2026	135	146,000
Columbus City School District, Series 2016 A, Ref. GO Bonds	5.00%	12/01/2031	100	107,044
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2026	35	37,832
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2029	30	32,275
Hamilton (County of), OH, Series 2016 A, Ref. RB	4.00%	12/01/2031	45	46,774
Miami University, Series 2017, Ref. RB	5.00%	09/01/2041	50	52,778
Ohio (State of), Series 2016 S, GO Bonds	5.00%	05/01/2031	70	75,035
Ohio (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2026	5	5,409
Ohio (State of), Series 2018 A, GO Bonds	5.00%	02/01/2031	85	90,732
Ohio (State of), Series 2018 A, GO Bonds	5.00%	02/01/2033	50	53,106
Ohio (State of), Series 2018 A, GO Bonds	5.00%	06/15/2034	40	42,429
Ohio (State of) (Garvee), Series 2016 1, RB	5.00%	12/15/2028	30	32,228
Ohio (State of) (University Hospitals Health System, Inc.), Series 2016 A, Ref. RB	5.00%	01/15/2041	335	340,270
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	06/01/2026	40	43,163
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	12/01/2026	15	16,338
				1,405,886
Oklahoma-0.62%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2017, RB	5.00%	09/01/2026	50	53,892
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2026	10	10,715
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2029	15	16,161
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2037	190	200,089
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2042	125	131,638
Tulsa (County of), OK Industrial Authority (Jenks Public Schools), Series 2015, RB	5.00%	09/01/2026	25	26,452
				438,947
Oregon-0.47%
Oregon (State of) Facilities Authority (Legacy Health), Series 2016 A, Ref. RB	5.00%	06/01/2046	100	101,770
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Oregon Health & Science University, Series 2016 B, Ref. RB	5.00%	07/01/2036	$160	$168,495
University of Oregon, Series 2016 A, RB	5.00%	04/01/2046	60	62,893
				333,158
Pennsylvania-4.41%
Chester (County of), PA, Series 2016 A, Ref. GO Bonds	4.00%	07/15/2028	25	26,199
Lycoming (County of), PA Authority (Pennsylvania College of Technology), Series 2016 A, Ref. RB	3.00%	10/01/2037	100	85,539
Monroeville Finance Authority, Series 2012, RB	5.00%	02/15/2026	65	68,919
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health), Series 2016, Ref. RB	5.00%	08/15/2046	10	10,054
Pennsylvania (Commonwealth of), First Series 2015, GO Bonds	5.00%	03/15/2026	35	36,735
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	5.00%	02/01/2029	300	319,197
Pennsylvania (Commonwealth of), First Series 2016, GO Bonds	4.00%	02/01/2032	200	206,109
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2026	30	32,229
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2028	300	324,352
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	4.00%	09/15/2030	65	67,636
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2016 A, Ref. RB	4.00%	08/15/2031	500	520,360
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2026	110	119,857
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2028	35	37,923
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2032	80	86,188
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2035	140	148,100
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2036	45	47,355
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2046	60	61,354
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	4.00%	06/01/2033	100	101,765
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016, Ref. RB	5.00%	06/01/2026	40	42,503
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A, RB, (INS - AGM)(c)	4.00%	12/01/2037	385	389,074
Pennsylvania State University (The), Series 2016 A, RB	5.00%	09/01/2041	200	212,489
Philadelphia (City of), PA, Series 2019 A, Ref. GO Bonds	5.00%	08/01/2026	145	155,122
				3,099,059
Rhode Island-0.17%
Rhode Island (State of), Series 2015 A, Ref. GO Bonds	5.00%	08/01/2026	20	21,203
Rhode Island (State of) Turnpike & Bridge Authority, Series 2016 A, Ref. RB	5.00%	10/01/2040	40	41,584
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2026	50	53,452
				116,239
South Carolina-0.84%
Horry County School District, Series 2015 A, Ref. GO Bonds	5.00%	03/01/2026	110	115,670
South Carolina (State of) Jobs-Economic Development Authority (Carealliance Health Services), Series 2016, RB	5.25%	08/15/2046	65	66,401
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2029	225	236,007
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2031	150	156,513
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	4.00%	12/01/2056	20	16,957
				591,548
Tennessee-1.21%
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds	5.00%	01/01/2026	50	53,490
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2016, Ref. GO Bonds(a)(b)	5.00%	07/01/2026	100	108,041
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2046	225	228,021
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016, RB	5.00%	07/01/2040	200	204,126
Tennessee (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2030	100	108,303
Tennessee (State of) School Bond Authority, Series 2017 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2026	35	38,036
Tennessee Energy Acquisition Corp., Series 2006 A, RB	5.25%	09/01/2026	30	30,957
Tennessee Energy Acquisition Corp., Series 2006 B, RB	5.63%	09/01/2026	75	79,207
				850,181
Texas-9.33%
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2045	150	156,828
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Austin (City of), TX, Series 2017 A, RB	5.00%	11/15/2041	$40	$41,415
Bexar (County of), TX, Series 2017, Ref. GO Bonds(a)(b)	5.00%	06/15/2026	60	64,774
Bexar (County of), TX, Series 2017, Ref. GO Bonds(a)(b)	5.00%	06/15/2026	220	237,504
Board of Regents of the University of Texas System, Series 2016 D, RB	5.00%	08/15/2026	135	146,436
Board of Regents of the University of Texas System, Series 2016 J, RB	5.00%	08/15/2028	125	134,992
Board of Regents of the University of Texas System (Green Bonds), Series 2016 B, RB	5.00%	08/15/2026	35	37,965
Cypress-Fairbanks Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	100	107,072
Dallas (City of), TX, Series 2015 A, Ref. RB	5.00%	10/01/2026	160	170,276
Dallas (City of), TX, Series 2017, Ref. GO Bonds	5.00%	02/15/2026	500	535,358
Dallas (City of), TX Area Rapid Transit, Series 2016 B, Ref. RB	4.00%	12/01/2036	100	101,216
Dallas (County of), TX Utility & Reclamation District, Series 2016, Ref. GO Bonds	5.00%	02/15/2026	30	31,856
Denton (City of), TX, Series 2017, RB	5.00%	12/01/2035	165	175,063
El Paso (City of), TX, Series 2016, GO Bonds	5.00%	08/15/2042	100	104,952
Fort Bend Independent School District, Series 2017 E, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	75	80,351
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2031	60	64,249
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2036	95	100,802
Harris (County of), TX Toll Road Authority (The), Series 2022 A, Ref. RB	5.00%	08/15/2026	125	134,763
Houston (City of), TX, Series 2016 B, Ref. RB	4.00%	11/15/2031	150	154,961
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2032	45	48,482
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2026	200	213,616
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2026	25	27,110
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2026	60	64,379
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	20	21,370
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	70	74,750
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	185	197,086
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	55	56,497
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2026	50	53,488
Humble Independent School District, Series 2015 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2026	25	25,625
Lone Star College System, Series 2016, Ref. GO Bonds	5.00%	02/15/2033	25	26,484
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB(d)	5.00%	07/02/2046	100	70,000
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB(d)	5.00%	07/03/2051	200	140,000
North East Independent School District, Series 2007, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2026	30	32,305
North Texas Tollway Authority, Series 2015 B, Ref. RB	5.00%	01/01/2026	30	31,333
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2028	150	159,246
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2030	100	105,985
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2031	80	84,709
North Texas Tollway Authority, Series 2016 A, Ref. RB	4.00%	01/01/2039	130	128,673
Permanent University Fund - University of Texas System, Series 2007 B, Ref. RB	5.25%	07/01/2026	35	38,137
San Antonio (City of), TX, Series 2015, Ref. RB	3.13%	02/01/2028	75	75,338
San Antonio (City of), TX, Series 2016 A, Ref. RB	5.00%	05/15/2032	20	21,361
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2026	165	176,333
San Antonio (City of), TX, Series 2016, Ref. RB	4.00%	02/01/2028	30	31,129
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2030	20	21,461
San Antonio (City of), TX, Series 2018 A, RB	5.00%	02/01/2026	25	26,717
San Antonio (City of), TX, Series 2019, Ref. RB	4.00%	02/01/2026	20	20,757
San Antonio (City of), TX Water System, Series 2016 A, Ref. RB	5.00%	05/15/2031	15	16,052
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB	5.00%	11/15/2029	135	142,877
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB	5.00%	02/15/2041	250	255,722
Texas (State of), Series 2016 A, GO Bonds	5.00%	04/01/2026	200	214,923
Texas (State of), Series 2016 A, GO Bonds	5.00%	04/01/2038	250	264,069
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2037	30	31,727
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas (State of) Transportation Commission State Highway Fund, Series 2016 A, RB	5.00%	10/01/2026	$35	$37,911
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2035	400	409,968
Texas A&M University, Series 2016 C, Ref. RB	4.00%	05/15/2028	100	103,724
Texas A&M University, Series 2016 C, Ref. RB	4.00%	05/15/2029	30	31,102
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2030	75	80,113
University of Houston, Series 2017 A, Ref. RB	5.00%	02/15/2036	395	416,587
				6,557,979
Utah-0.48%
Utah (County of), UT (IHC Health Services, Inc.), Series 2016 B, RB	3.00%	05/15/2047	95	73,233
Utah (State of), Series 2018, GO Bonds	5.00%	07/01/2026	130	140,639
Utah (State of) Transit Authority, Series 2016, Ref. RB	3.00%	12/15/2028	125	125,740
				339,612
Virginia-2.53%
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB	5.00%	07/01/2046	255	257,669
Fairfax (County of), VA, Series 2016 A, Ref. GO Bonds(a)(b)	5.00%	04/01/2026	100	107,528
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2016 A, Ref. RB	5.00%	05/15/2030	120	128,319
Hampton Roads Sanitation District, Series 2016 A, Ref. RB(a)(b)	5.00%	08/01/2026	75	81,157
Hampton Roads Transportation Accountability Commission, Series 2021 A, RB	5.00%	07/01/2026	270	290,563
Richmond (City of), VA, Series 2016, Ref. RB	5.00%	01/15/2026	20	21,437
Richmond (City of), VA, Series 2016, Ref. RB	5.00%	01/15/2030	20	21,393
Richmond (City of), VA, Series 2016, Ref. RB	4.00%	01/15/2037	150	151,518
Virginia (Commonwealth of), Series 2015 B, Ref. GO Bonds	5.00%	06/01/2026	25	26,466
Virginia (Commonwealth of) College Building Authority, Series 2016 A, RB	4.00%	02/01/2030	210	217,294
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2028	85	91,679
Virginia (Commonwealth of) College Building Authority (21st Century College), Series 2017, RB	5.00%	02/01/2026	40	42,848
Virginia (Commonwealth of) College Building Authority (21st Century College), Series 2019 C, Ref. RB	5.00%	02/01/2026	35	37,492
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2026	80	86,307
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2026	200	215,067
				1,776,737
Washington-3.66%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2035	145	154,903
Energy Northwest (Bonneville Power Administration), Series 2016 A, Ref. RB	5.00%	07/01/2026	20	21,566
Energy Northwest (Bonneville Power Administration), Series 2016 A, Ref. RB	5.00%	07/01/2028	50	53,755
Energy Northwest (No. 1), Series 2017 A, Ref. RB	5.00%	07/01/2026	10	10,783
Energy Northwest (No. 1), Series 2022 A, Ref. RB	5.00%	07/01/2026	250	269,571
King (County of), WA, Series 2016 B, Ref. RB	5.00%	07/01/2028	100	107,758
King (County of), WA, Series 2016 B, Ref. RB	4.00%	07/01/2032	35	36,157
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2029	15	16,261
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	50	54,125
King County School District No. 411 Issaquah, Series 2016, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.00%	12/01/2030	110	110,358
King County School District No. 411 Issaquah, Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2032	30	32,310
Seattle (City of), WA, Series 2019 B, Ref. RB	5.00%	02/01/2026	50	53,528
Seattle (Port of), WA, Series 2016, Ref. RB	5.00%	02/01/2030	35	37,066
University of Washington, Series 2016 A, Ref. RB	5.25%	12/01/2046	200	211,741
Washington (State of), Series 2016 A, GO Bonds	5.00%	08/01/2031	160	172,496
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2026	200	213,897
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2029	40	42,706
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2030	10	10,670
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2030	40	43,167
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2031	55	58,637
Washington (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2032	50	53,724
Washington (State of), Series 2016 R, Ref. GO Bonds	5.00%	08/01/2028	385	415,906
Washington (State of), Series 2016 R, Ref. GO Bonds	5.00%	08/01/2030	25	26,980
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2026 Municipal Bond ETF (BSMQ)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2016 R, Ref. GO Bonds	5.00%	07/01/2032	$30	$31,901
Washington (State of), Series 2016 R, Ref. GO Bonds	5.00%	08/01/2032	150	161,173
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2026	90	96,578
Washington (State of) Higher Education Facilities Authority (Whitworth University), Series 2016 A, Ref. RB	5.00%	10/01/2040	70	71,436
				2,569,153
Wisconsin-1.56%
Wisconsin (State of), Series 2018 A, RB	5.00%	06/01/2026	200	215,956
Wisconsin (State of), Series 2019 A, Ref. RB	5.00%	05/01/2026	60	64,458
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2026	125	134,796
Wisconsin (State of) Department of Transportation, Series 2015 1, Ref. RB	5.00%	07/01/2026	70	73,980
Wisconsin (State of) Department of Transportation, Series 2017 2, Ref. RB	5.00%	07/01/2026	20	21,601
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB(a)(b)	3.13%	05/15/2026	25	25,277
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.50%	11/15/2039	100	101,105
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	5.00%	11/15/2039	350	360,579
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development), Series 2016, RB	5.00%	03/01/2046	30	31,255
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2041	65	67,942
				1,096,949
TOTAL INVESTMENTS IN SECURITIES(e)-98.04% (Cost $70,680,649)				68,891,954
OTHER ASSETS LESS LIABILITIES-1.96%				1,378,446
NET ASSETS-100.00%				$70,270,400

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2022 was $210,000, which represented less than 1% of the Fund’s Net Assets.
(e)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2027 Municipal Bond ETF (BSMR)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.26%
Alabama-0.76%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2027	$60	$66,423
Birmingham (City of), AL Water Works Board, Series 2016 B, Ref. RB(a)(b)	5.00%	01/01/2027	65	70,726
Tuscaloosa (City of), AL Board of Education, Series 2017, Revenue Wts.(a)(b)	4.00%	02/01/2027	260	273,479
				410,628
Arizona-1.84%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2027	100	110,536
Arizona (State of) Industrial Development Authority (Equitable School Revolving Fund), Series 2022 A, RB	4.00%	11/01/2027	25	25,128
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(c)	5.00%	07/01/2027	100	108,237
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2031	80	86,052
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2034	105	111,537
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2035	170	179,545
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2027	200	218,428
Salt River Project Agricultural Improvement & Power District, Series 2016 A, Ref. RB	5.00%	01/01/2036	140	149,871
				989,334
California-16.87%
Anaheim (City of), CA Public Financing Authority (Anaheim Public Improvements), Series 2019 A, Ref. RB, (INS - BAM)(c)	5.00%	09/01/2036	200	212,406
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB	4.00%	04/01/2056	10	9,580
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	5.00%	04/01/2027	25	27,456
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2032	50	52,402
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2035	275	282,634
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2027	15	16,289
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2029	95	105,403
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2030	385	425,002
California (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2030	50	55,451
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2033	65	71,414
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2027	415	456,305
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2027	180	199,826
California (State of), Series 2020, GO Bonds	3.00%	03/01/2027	370	373,044
California (State of), Series 2020, GO Bonds	5.00%	11/01/2027	75	83,393
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2027	250	277,096
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2027	290	322,967
California (State of), Series 2022, GO Bonds	5.00%	04/01/2027	25	27,488
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	90	96,240
California (State of) (Bid Group C), Series 2016, Ref. GO Bonds	5.00%	08/01/2027	45	48,866
California (State of) Department of Water Resources (Central Valley), Series 2017 AX, Ref. RB(a)(b)	5.00%	12/01/2027	15	16,646
California (State of) Department of Water Resources (Central Valley), Series 2017 AX, Ref. RB	5.00%	12/01/2032	50	55,677
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-1, RB	5.00%	11/01/2027	135	150,108
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2031	50	55,019
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	5.00%	11/15/2036	40	43,087
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	4.00%	11/15/2040	50	50,043
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2038	250	264,345
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2048	200	204,605
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund), Series 2017, RB	5.00%	10/01/2027	30	33,007
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	5.00%	07/01/2042	150	152,824
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2028	40	43,966
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2031	15	16,523
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2032	20	21,909
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2042	110	116,371
Ceres Unified School District, Series 2017, GO Bonds, (INS - BAM)(c)	5.00%	08/01/2051	270	282,780
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2032	45	49,505
East Bay Municipal Utility District Water System Revenue, Series 2017 B, Ref. RB	5.00%	06/01/2031	25	27,516
Etiwanda School District (Election of 2016), Series 2017 A, GO Bonds	5.00%	08/01/2046	180	189,528
Hacienda La Puente Unified School District (Election of 2016), Series 2017 A, GO Bonds	5.25%	08/01/2042	100	107,647
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	$55	$54,512
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.00%	06/01/2030	100	110,319
Los Angeles (City of), CA Department of Airports, Series 2020 B, Ref. RB	5.00%	05/15/2027	30	32,932
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2044	300	316,499
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.25%	07/01/2044	150	159,662
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2027	45	47,730
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2038	210	227,094
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	200	213,644
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2027	40	44,197
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2027	10	11,067
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2029	35	38,722
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2027	5	5,534
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2027	275	303,851
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2027	160	176,926
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2027	55	60,818
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	45	44,217
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2027	10	11,058
Norman Y Mineta San Jose International Airport SJC, Series 2017 B, Ref. RB	5.00%	03/01/2042	10	10,328
Richmond (City of), CA, Series 2017 A, Ref. RB	5.25%	08/01/2047	150	159,747
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2029	15	16,688
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2030	25	27,799
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2032	75	83,142
Riverside (County of), CA Transportation Commission, Series 2017 B, Ref. RB	5.00%	06/01/2038	200	216,213
Sacramento (City of), CA Municipal Utility District, Series 2016 D, Ref. RB	5.00%	08/15/2027	45	49,646
San Bernardino Community College District (Election of 2018), Series 2019 A, GO Bonds(a)(b)	4.00%	08/16/2027	25	26,596
San Diego (City of), CA Association of Governments (Mid Coast Corridor; Green Bonds), Series 2019, RB	1.80%	11/15/2027	250	230,652
San Diego (City of), CA Public Facilities Financing Authority, Series 2016 A, Ref. RB	5.00%	05/15/2027	45	48,625
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2047	215	211,981
San Francisco (City of), CA Public Utilities Commission, Series 2016, Ref. RB	5.00%	11/01/2027	45	49,132
San Francisco (City of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2034	70	76,399
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2034	15	14,371
San Francisco Bay Area Rapid Transit District (Green Bonds) (Election of 2016), Series 2017 A, GO Bonds	5.00%	08/01/2047	90	94,775
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB	5.00%	08/01/2034	80	86,883
San Jose Unified School District (Election of 2012), Series 2018 E, GO Bonds	4.00%	08/01/2042	100	100,974
Santa Monica (City of), CA Public Financing Authority (Green Bonds), Series 2017, RB	4.00%	07/01/2047	20	19,666
Turlock (City of), CA Irrigation District, Series 2016, Ref. RB	5.00%	01/01/2046	130	136,755
University of California, Series 2017 AV, RB	5.00%	05/15/2042	350	372,369
University of California, Series 2017 AV, RB	5.25%	05/15/2042	30	32,225
University of California, Series 2017 AY, Ref. RB	5.00%	05/15/2031	85	93,894
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2031	30	33,086
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2032	5	5,490
				9,080,586
Colorado-1.49%
Adams & Weld Counties School District No. 27J Brighton, Series 2017, GO Bonds	5.00%	12/01/2042	215	229,141
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2027	85	96,218
Board of Trustees of the Colorado School of Mines, Series 2017 B, RB	5.00%	12/01/2047	100	105,376
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2027	45	49,815
Colorado Springs (City of), CO, Series 2017 A-2, RB	5.00%	11/15/2042	100	106,570
Rampart Range Metropolitan District No. 1, Series 2017, Ref. RB, (INS - AGM)(c)	5.00%	12/01/2047	30	31,720
Regional Transportation District, Series 2017 B, Ref. RB	5.00%	11/01/2034	100	108,306
Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2027	40	44,185
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2027	30	32,893
				804,224
Connecticut-1.20%
Connecticut (State of), Series 2016 A, RB	5.00%	09/01/2027	25	27,035
Connecticut (State of), Series 2016 B, Ref. GO Bonds	5.00%	05/15/2027	25	26,860
Connecticut (State of), Series 2016 E, GO Bonds	5.00%	10/15/2027	50	54,138
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2027	20	21,869
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2027	100	110,115
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of) (Green Bonds), Series 2017 A, RB	5.00%	05/01/2032	$30	$32,758
Connecticut (State of) (Green Bonds), Series 2017 A, RB	5.00%	05/01/2034	25	27,148
Connecticut (State of) (Social Bonds), Series 2021 B, GO Bonds	4.00%	06/01/2027	175	182,850
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2030	50	54,022
University of Connecticut, Series 2017 A, RB	5.00%	01/15/2033	100	107,317
				644,112
District of Columbia-2.23%
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2032	500	551,172
District of Columbia (Georgetown University), Series 2017, Ref. RB	5.00%	04/01/2030	10	10,637
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2035	600	640,474
				1,202,283
Florida-2.97%
Central Florida Expressway Authority, Series 2016 B, Ref. RB	5.00%	07/01/2027	10	10,716
East Central Regional Wastewater Treatment Facilities Operation Board, Series 2017, Ref. RB	5.00%	10/01/2044	285	298,796
Florida (State of), Series 2016 A, Ref. GO Bonds	5.00%	07/01/2027	40	43,259
Florida (State of), Series 2016 A, Ref. RB	5.00%	07/01/2027	45	48,475
Florida (State of) Department of Transportation, Series 2022 A, Ref. RB	5.00%	07/01/2027	50	54,994
Florida (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	10/01/2027	75	81,729
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2033	50	54,012
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2030	10	10,884
Miami (City of) & Dade (County of), FL School Board, Series 2016 B, Ref. COP	5.00%	08/01/2027	20	21,439
Miami-Dade (County of), FL, Series 2017 A, RB	3.38%	10/01/2047	40	32,166
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	5.00%	10/01/2027	45	49,016
Orange (County of), FL School Board, Series 2016 B, Ref. COP	5.00%	08/01/2027	310	334,098
Pinellas (County of), FL School Board, Series 2017 A, COP	5.00%	07/01/2041	25	26,614
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2029	70	75,401
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2032	30	31,997
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017, RB	5.00%	07/01/2047	305	312,147
Volusia (County of), FL Educational Facility Authority (Embry-Riddle), Series 2017, Ref. RB	5.00%	10/15/2047	110	113,793
				1,599,536
Georgia-2.16%
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2027	40	44,223
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2029	20	22,045
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2033	40	43,726
Atlanta (City of), GA, Series 2018, Ref. RB	5.00%	11/01/2041	55	58,406
Georgia (State of), Series 2016 E, Ref. GO Bonds	5.00%	12/01/2027	200	218,097
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	01/01/2027	540	589,975
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	07/01/2027	10	10,924
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	07/01/2028	125	136,483
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2027	35	38,375
				1,162,254
Hawaii-0.78%
Hawaii (State of), Series 2016 FB, GO Bonds	5.00%	04/01/2027	235	252,457
Hawaii (State of), Series 2017 FK, GO Bonds	5.00%	05/01/2027	35	38,317
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2027	50	55,148
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2027	65	71,079
				417,001
Idaho-0.14%
Idaho (State of) Housing & Finance Association, Series 2017 A, Ref. RB	5.00%	07/15/2027	70	76,346
Illinois-7.12%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	200	207,962
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGM)(c)	5.00%	11/01/2033	600	635,868
Chicago (City of), IL, Series 2017-2, Ref. RB, (INS - AGM)(c)	5.00%	11/01/2035	150	156,757
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2034	15	15,788
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2035	5	5,242
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2036	$270	$282,327
Chicago (City of), IL (O’Hare International Airport), Series 2017 C, Ref. RB	5.00%	01/01/2041	100	102,543
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.00%	01/01/2047	115	117,125
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.00%	01/01/2052	320	324,873
Cook (County of), IL, Series 2017, Ref. RB	5.00%	11/15/2033	100	106,568
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2027	20	21,740
Illinois (State of), Series 2016, Ref. GO Bonds	5.00%	02/01/2027	100	104,203
Illinois (State of), Series 2017 A, GO Bonds	5.00%	12/01/2031	50	51,992
Illinois (State of), Series 2017 C, GO Bonds	5.00%	11/01/2029	365	380,535
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2027	470	490,951
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2030	120	128,505
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2032	30	31,980
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	01/01/2027	115	125,270
Illinois (State of) Finance Authority (Clean Water Initiative), Series 2017, RB	5.00%	07/01/2030	95	103,053
Illinois (State of) Finance Authority (State Clean Water), Series 2017, RB	5.00%	07/01/2031	30	32,423
Illinois (State of) Finance Authority (State Clean Water), Series 2017, RB	5.00%	07/01/2033	25	26,861
Illinois (State of) Finance Authority (State Clean Water), Series 2017, RB	5.00%	07/01/2034	75	80,157
Illinois (State of) Finance Authority (State Clean Water), Series 2017, RB	5.00%	07/01/2036	75	79,953
Illinois (State of) Finance Authority (The University of Chicago), Series 2018 A, RB	5.00%	10/01/2048	25	26,543
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2027	135	146,349
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, Series 2017, Ref. GO Bonds	5.00%	01/01/2029	45	48,605
				3,834,173
Indiana-0.21%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2027	40	43,457
Indiana (State of) Finance Authority (Green Bonds), Series 2016 E, Ref. RB	5.00%	02/01/2027	25	27,007
Indianapolis (City of), IN Department of Public Utilities, Series 2016 B, Ref. RB	5.00%	10/01/2027	40	43,312
				113,776
Iowa-0.20%
Iowa (State of), Series 2016 A, Ref. RB	5.00%	06/01/2027	70	75,003
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2030	30	32,993
				107,996
Kansas-0.49%
Johnson (County of), KS Public Building Commission (Courthouse & Medical Examiners), Series 2018 A, RB	4.00%	09/01/2027	10	10,384
University of Kansas Hospital Authority, Series 2017 A, Ref. RB	5.00%	03/01/2047	250	254,686
				265,070
Kentucky-0.21%
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB, (INS - AGM)(c)	4.00%	06/01/2037	115	110,913
Louisiana-0.97%
Jefferson (Parish of), LA Sales Tax District, Series 2017 B, RB, (INS - AGM)(c)	5.00%	12/01/2042	50	53,201
Lafayette (Parish of), LA School Board, Series 2018, RB(a)(b)	5.00%	04/01/2027	25	27,381
Louisiana (State of), Series 2016 B, Ref. GO Bonds	5.00%	08/01/2027	100	107,629
Louisiana (State of), Series 2017 B, GO Bonds	5.00%	10/01/2029	120	132,706
Louisiana (State of), Series 2017 B, GO Bonds	5.00%	10/01/2030	135	150,070
Louisiana (State of), Series 2017 C, Ref. RB	5.00%	05/01/2040	20	21,011
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2027	25	27,568
				519,566
Maryland-2.83%
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2027	15	16,453
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2027	25	27,619
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2029	145	159,442
Maryland (State of), Series 2017 A, GO Bonds	5.00%	08/01/2029	15	16,615
Maryland (State of), Series 2017 A, GO Bonds	5.00%	03/15/2031	105	115,225
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2027	90	98,718
Maryland (State of) (Bidding Group 1), Second Series 2019 A, GO Bonds	5.00%	08/01/2027	395	436,386
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2027	125	138,195
Maryland (State of) Department of Transportation, Series 2017, RB	5.00%	09/01/2030	20	22,056
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) Department of Transportation, Series 2019, RB	4.00%	10/01/2032	$40	$41,916
Maryland (State of) Department of Transportation, Series 2021 A, RB	5.00%	10/01/2027	145	160,554
Maryland (State of) Department of Transportation (Second Issue), Series 2018, RB	5.00%	10/01/2027	70	76,057
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	5.00%	05/15/2045	110	112,419
Prince George’s (County of), MD, Series 2017 A, GO Bonds	3.00%	09/15/2029	100	99,578
				1,521,233
Massachusetts-3.40%
Massachusetts (Commonwealth of), Series 2005, Ref. RB, (INS - NATL)(c)	5.50%	01/01/2027	50	54,777
Massachusetts (Commonwealth of), Series 2016 B, Ref. GO Bonds	5.00%	07/01/2027	300	330,235
Massachusetts (Commonwealth of), Series 2017 A, Ref. GO Bonds	5.00%	04/01/2047	200	209,504
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2043	90	95,366
Massachusetts (Commonwealth of), Series 2017 C, Ref. GO Bonds	5.00%	10/01/2027	15	16,588
Massachusetts (Commonwealth of), Series 2017 E, GO Bonds	5.00%	11/01/2031	70	77,218
Massachusetts (Commonwealth of), Series 2017 E, Ref. GO Bonds	5.00%	11/01/2027	40	44,301
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2041	200	212,478
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2044	30	31,709
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2045	40	42,224
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2027	30	33,023
Massachusetts (Commonwealth of), Series 2019 A, Ref. GO Bonds	5.00%	01/01/2027	70	76,336
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2017 A, RB	5.00%	06/01/2042	75	79,167
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2016 I, Ref. RB	5.00%	07/01/2027	465	491,662
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University), Series 2020 A, Ref. RB	5.00%	10/15/2027	30	33,358
				1,827,946
Michigan-0.98%
Karegnondi Water Authority (Genesee, Lapeer and Sanilac Counties), Series 2018, Ref. RB	5.00%	11/01/2045	165	169,036
Michigan (State of) (Garvee), Series 2016, Ref. RB	5.00%	03/15/2027	125	136,630
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 A, Ref. RB	5.00%	12/01/2037	125	131,289
Michigan (State of) Hospital Finance Authority (Trinity Health Credit Group), Series 2008, Ref. RB	5.00%	12/01/2032	85	91,750
				528,705
Minnesota-0.87%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2027	30	32,366
Minnesota (State of), Series 2017 A, GO Bonds	5.00%	10/01/2027	25	27,646
Minnesota (State of), Series 2017 D, Ref. GO Bonds	5.00%	10/01/2027	50	55,292
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2027	15	16,537
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2027	250	275,616
Minnesota (State of), Series 2021 A, GO Bonds	5.00%	09/01/2027	10	11,041
Minnesota (State of), Series 2021 B, GO Bonds	5.00%	09/01/2027	20	22,092
University of Minnesota, Series 2017 B, Ref. RB	5.00%	12/01/2030	15	16,565
University of Minnesota, Series 2017 B, Ref. RB	5.00%	12/01/2031	10	11,021
				468,176
Mississippi-0.23%
Mississippi (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2027	10	11,030
Mississippi (State of), Series 2017 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2027	100	110,297
				121,327
Missouri-0.52%
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2027	200	215,943
St. Louis (City of), MO, Series 2005, RB, (INS - NATL)(c)	5.50%	07/01/2027	60	66,242
				282,185
Nebraska-0.05%
Omaha (City of), NE Public Power District, Series 2016 A, Ref. RB	5.00%	02/01/2027	25	26,772
Nevada-0.78%
Carson (City Of), NV (Carson Tahoe Regional Healthcare), Series 2017, Ref. RB	5.00%	09/01/2047	100	101,561
Clark County School District, Series 2017 C, Ref. GO Bonds	4.00%	06/15/2037	50	50,492
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada-(continued)
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2027	$60	$65,813
Nevada (State of), Series 2017, RB	5.00%	12/01/2031	185	200,718
				418,584
New Jersey-3.45%
Atlantic City (City of), NJ, Series 2017 A, Ref. GO Bonds, (INS - BAM)(c)	5.00%	03/01/2037	100	105,010
New Jersey (State of), Series 2020, GO Bonds	5.00%	06/01/2040	220	235,319
New Jersey (State of), Series 2020, GO Bonds	5.00%	06/01/2041	250	266,671
New Jersey (State of) Economic Development Authority, Series 2017 A, RB	4.00%	11/01/2027	75	76,981
New Jersey (State of) Economic Development Authority, Series 2017 A, RB	5.00%	11/01/2027	100	108,306
New Jersey (State of) Economic Development Authority, Series 2017 A, Ref. RB, (INS - BAM)(c)	5.00%	07/01/2027	20	21,321
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2029	100	109,999
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2032	15	16,478
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2034	115	125,654
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2029	45	49,500
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2030	25	27,510
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2032	20	21,970
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2035	15	16,331
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2036	10	10,837
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	4.00%	07/01/2041	25	24,477
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	4.00%	07/01/2036	20	20,101
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	5.00%	07/01/2037	210	222,556
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group), Series 2017 A, Ref. RB	4.00%	07/01/2047	35	33,889
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Meridian Health Obligated Group), Series 2017, RB	5.00%	07/01/2042	100	101,924
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2030	50	54,107
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2031	10	10,816
New Jersey (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2033	50	53,911
New Jersey (State of) Turnpike Authority, Series 2017 A-1, RB	5.00%	01/01/2034	15	16,111
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2027	25	27,122
Newark (City of), NJ Housing Authority, Series 2017, Ref. RB	4.00%	01/01/2037	100	100,715
				1,857,616
New Mexico-0.04%
New Mexico (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	06/15/2027	20	21,899
New York-18.48%
Albany (County of), NY, Series 2018, GO Bonds	5.00%	04/01/2027	45	48,224
Buffalo & Fort Erie Public Bridge Authority, Series 2017, RB	5.00%	01/01/2042	150	156,054
Hempstead Town Local Development Corp., Series 2017, Ref. RB	5.00%	07/01/2047	100	102,510
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2039	200	210,163
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	450	470,426
Metropolitan Transportation Authority, Series 2012 A, Ref. RB	5.00%	11/15/2027	200	200,241
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2047	100	103,504
Metropolitan Transportation Authority (Green Bonds), Series 2017 B, Ref. RB	5.00%	11/15/2027	205	215,331
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2042	250	260,378
Metropolitan Transportation Authority (Green Bonds), Series 2017 C-1, Ref. RB	5.00%	11/15/2027	50	52,520
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	100	105,034
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2027	70	76,568
New York & New Jersey (States of) Port Authority, Two Hundred Thirtieth Series 2022, Ref. RB	4.00%	12/01/2027	100	105,503
New York (City of), NY, Series 2008 J9, GO Bonds	5.00%	08/01/2027	35	37,721
New York (City of), NY, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2027	140	153,764
New York (City of), NY, Series 2017 B-1, GO Bonds	5.25%	10/01/2030	115	126,879
New York (City of), NY, Series 2017 B-1, GO Bonds	5.25%	10/01/2032	120	132,176
New York (City of), NY, Series 2017 B-1, GO Bonds	3.00%	10/01/2034	45	41,836
New York (City of), NY, Series 2017 BB-1, RB	5.00%	06/15/2046	250	263,583
New York (City of), NY, Series 2017, Ref. RB	5.00%	06/15/2037	140	149,689
New York (City of), NY, Series 2018 DD, Ref. RB	5.00%	06/15/2032	15	16,572
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2018 DD-1, RB	4.00%	06/15/2048	$155	$148,389
New York (City of), NY, Series 2020, Ref. RB	5.00%	06/15/2027	240	263,973
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2027	450	490,572
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2037	25	26,641
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	5.00%	08/01/2040	250	264,999
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	5.00%	08/01/2041	250	264,973
New York (City of), NY Transitional Finance Authority, Series 2017 A-E-1, RB	5.00%	02/01/2039	375	395,524
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2027	35	38,356
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2028	125	136,847
New York (City of), NY Transitional Finance Authority, Series 2017 C, Ref. RB	5.00%	11/01/2031	35	38,187
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2030	20	21,764
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	3.50%	02/01/2038	45	43,200
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2031	210	229,326
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2036	100	107,228
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2027	100	110,801
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	5.00%	11/01/2027	75	83,101
New York (City of), NY Trust for Cultural Resources (Museum of Modern Arts (The)), Series 2016, Ref. RB	4.00%	04/01/2027	35	36,480
New York (State of) Dormitory Authority, Series 2016 A, RB(a)(b)	5.00%	09/15/2026	60	65,099
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2029	40	43,206
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2035	30	32,027
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2038	30	31,787
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2039	35	36,996
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2040	120	126,513
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2029	125	135,873
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2032	140	151,756
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	4.00%	02/15/2035	130	131,703
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2032	90	98,357
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2037	130	138,366
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2027	35	37,968
New York (State of) Dormitory Authority, Series 2019 A, RB	5.00%	10/01/2034	220	237,316
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2027	195	213,558
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(c)	5.00%	10/01/2027	50	55,125
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 C, Ref. RB(a)	5.00%	03/15/2027	40	43,790
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	5.00%	02/15/2041	150	157,330
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	5.00%	02/15/2042	245	256,365
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017, Ref. RB	5.00%	07/01/2027	40	43,886
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2018 A, Ref. RB	5.00%	08/01/2027	35	35,980
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	100	101,106
New York (State of) Dormitory Authority (New York University), Series 1998 A, RB, (INS - NATL)(c)	5.75%	07/01/2027	115	124,024
New York (State of) Dormitory Authority (New York University), Series 2017 A, Ref. RB	5.00%	07/01/2042	200	211,295
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2027	30	33,037
New York (State of) Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2039	100	108,056
New York State Environmental Facilities Corp., Series 2017, Ref. RB	5.00%	06/15/2031	175	191,796
New York State Environmental Facilities Corp., Series 2017, Ref. RB	5.00%	06/15/2035	80	86,337
New York State Urban Development Corp., Series 2016 A, Ref. RB(a)(b)	5.00%	03/15/2026	40	42,924
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2030	200	216,265
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2032	175	188,626
New York State Urban Development Corp., Series 2017 A, Ref. RB	5.00%	03/15/2033	20	21,476
New York State Urban Development Corp., Series 2017 C-2, Ref. RB	5.00%	03/15/2035	150	160,748
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2027	10	10,971
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2047	10	10,409
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2030	75	81,826
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2031	190	206,850
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2032	150	162,981
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2033	175	189,166
				9,949,931
North Carolina-0.43%
Mecklenburg (County of), NC, Series 2017 A, GO Bonds	4.00%	04/01/2029	40	42,140
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2027	50	54,782
North Carolina (State of), Series 2017 B, Ref. RB	5.00%	05/01/2029	30	32,743
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
North Carolina (State of), Series 2018 A, GO Bonds	5.00%	06/01/2027	$25	$27,533
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2027	35	38,347
North Carolina (State of) Municipal Power Agency No. 1 (Catawba), Series 2016 A, Ref. RB	5.00%	01/01/2027	15	16,056
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2027	20	21,828
				233,429
Ohio-2.94%
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.00%	02/15/2052	500	500,423
Franklin (County of), OH (Trinity Health Credit Group), Series 2017 A, RB	5.00%	12/01/2047	210	213,166
Franklin (County of), OH (Trinity Health Credit Group), Series 2017, RB	4.00%	12/01/2046	145	138,571
Hamilton (County of), OH, Series 2016 A, Ref. RB	5.00%	12/01/2027	20	21,978
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/15/2027	10	11,045
Ohio (State of), Series 2017 U, Ref. GO Bonds	5.00%	05/01/2027	10	10,969
Ohio (State of) Water Development Authority, Series 2019 A, RB	5.00%	12/01/2027	50	55,486
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2029	20	22,000
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	06/01/2030	25	27,489
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2017 A, RB	5.00%	12/01/2031	30	32,880
Ohio State University (The), Series 2017 A, Ref. RB	5.00%	12/01/2044	240	253,042
University of Cincinnati, Series 2017 A, RB	5.00%	06/01/2045	280	293,067
				1,580,116
Oklahoma-0.38%
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2021, RB	4.00%	06/01/2027	25	26,041
Grand River Dam Authority, Series 2016 A, Ref. RB	5.00%	06/01/2027	30	32,475
Oklahoma (State of) Turnpike Authority, Series 2017 D, Ref. RB	5.00%	01/01/2027	20	21,665
Oklahoma (State of) Turnpike Authority, Series 2017 E, Ref. RB	4.00%	01/01/2029	20	20,737
Tulsa (County of), OK Industrial Authority (Broken Arrow Public Schools), Series 2019 A, RB	5.00%	09/01/2027	95	103,785
				204,703
Oregon-1.10%
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2029	70	76,710
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2031	100	109,184
Oregon (State of) Department of Transportation, Series 2017 B, Ref. RB	5.00%	11/15/2027	10	10,951
Oregon (State of) Lottery, Series 2017 C, Ref. RB	5.00%	04/01/2030	40	43,518
Oregon (State of) Lottery, Series 2017 C, Ref. RB	5.00%	04/01/2031	130	141,159
Oregon Health & Science University, Series 2017 A, RB	5.00%	07/01/2042	100	105,734
Portland (Port of), OR, Series 2017 24A, RB	5.00%	07/01/2047	100	102,937
				590,193
Pennsylvania-5.44%
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2017, Ref. RB	5.00%	08/01/2027	100	109,832
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2017, Ref. RB	5.00%	08/01/2029	15	16,421
Delaware (County of), PA Authority (Haverford College), Series 2017 A, Ref. RB	5.00%	10/01/2042	20	21,072
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB	5.00%	02/15/2045	275	279,146
Geisinger Authority (Geisinger Health System), Series 2017 A-2, Ref. RB	5.00%	02/15/2032	20	21,143
Geisinger Authority (Geisinger Health System), Series 2017 A-2, Ref. RB	4.00%	02/15/2039	95	93,962
Pennsylvania (Commonwealth of), First Series 2016, Ref. GO Bonds	5.00%	09/15/2027	40	43,068
Pennsylvania (Commonwealth of), First Series 2017, Ref. GO Bonds	5.00%	01/01/2027	255	276,745
Pennsylvania (Commonwealth of), Second Series 2016, GO Bonds	5.00%	09/15/2027	100	107,669
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2027	35	38,347
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017, RB	5.00%	08/15/2037	185	196,246
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2017, Ref. RB	5.00%	12/01/2031	25	27,382
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	5.00%	12/01/2027	15	16,292
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 B, Ref. RB	5.00%	06/01/2027	15	15,908
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-1, RB	5.00%	12/01/2047	200	206,705
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.00%	06/01/2036	155	161,494
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.00%	06/01/2037	165	171,367
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB, (INS - AGM)(c)	5.00%	06/01/2034	$35	$37,757
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-2, Ref. RB, (INS - AGM)(c)	5.00%	06/01/2035	200	214,962
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017, Ref. RB	5.00%	12/01/2031	10	10,953
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	5.00%	12/01/2031	135	145,133
Philadelphia (City of), PA, Series 2017 A, RB	5.00%	10/01/2047	85	88,060
Philadelphia (City of), PA, Series 2017 A, RB	5.25%	10/01/2052	50	52,348
Philadelphia (City of), PA, Series 2017 A, Ref. GO Bonds	5.00%	08/01/2036	100	105,770
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	4.00%	07/01/2035	50	50,633
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2017, Ref. RB	4.00%	07/01/2036	210	211,764
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2042	100	101,910
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2047	50	50,284
Philadelphia Gas Works Co. (1998 General Ordinance), Series 2017, Ref. RB	5.00%	08/01/2042	30	31,212
Philadelphia School District (The), Series 2016 F, Ref. GO Bonds	5.00%	09/01/2027	25	26,707
				2,930,292
Rhode Island-0.25%
Rhode Island Commerce Corp. (Garvee), Series 2016 B, RB	5.00%	06/15/2027	100	106,765
Rhode Island Health & Educational Building Corp. (Brown University), Series 2017 A, Ref. RB	4.00%	09/01/2037	25	25,429
				132,194
South Carolina-0.91%
Lexington County Health Services District, Inc. (Lexmed Obligated Group), Series 2017, Ref. RB	4.00%	11/01/2031	10	10,200
Mount Pleasent (Town of), SC, Series 2017 A, RB	4.00%	06/01/2044	375	375,154
South Carolina (State of) Transportation Infrastructure Bank, Series 2017 A, Ref. RB	5.00%	10/01/2038	50	53,349
South Carolina (State of) Transportation Infrastructure Bank, Series 2017 A, Ref. RB	5.00%	10/01/2039	50	53,207
				491,910
South Dakota-0.46%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2017, Ref. RB	4.00%	07/01/2042	30	29,207
South Dakota (State of) Health & Educational Facilities Authority (Regional Health), Series 2017, RB	5.00%	09/01/2040	215	220,456
				249,663
Tennessee-0.66%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The), Series 2016, Ref. GO Bonds	5.00%	01/01/2027	50	53,979
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The), Series 2017 A, RB	5.00%	05/15/2042	200	211,766
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The), Series 2017, GO Bonds	4.00%	07/01/2030	50	52,239
Tennessee (State of) School Bond Authority, Series 2017 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2027	10	11,070
Tennessee Energy Acquisition Corp., Series 2006 C, RB	5.00%	02/01/2027	25	25,568
				354,622
Texas-7.82%
Bexar (County of), TX, Series 2018, Ctfs. Of Obligation	5.00%	06/15/2042	100	105,856
Bexar (County of), TX Hospital District, Series 2018, Ctfs. Of Obligation	5.00%	02/15/2048	75	78,414
Board of Regents of the University of Texas System, Series 2017 B, RB	5.00%	08/15/2027	35	38,663
Central Texas Regional Mobility Authority, Series 2021 C, RB	5.00%	01/01/2027	75	79,234
El Paso (County of), TX Hospital District, Series 2017, Ref. GO Bonds	4.00%	08/15/2038	115	106,968
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	45	49,378
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	125	137,042
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	08/15/2027	250	274,767
Harris (County of), TX Metropolitan Transit Authority, Series 2016 A, Ref. RB	5.00%	11/01/2027	175	189,502
Houston (City of), TX, Series 2016 A, Ref. GO Bonds	5.00%	03/01/2027	115	122,737
Houston (City of), TX, Series 2016 B, Ref. RB	5.00%	11/15/2027	65	70,362
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2030	115	124,753
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2027	50	55,098
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Lewisville Independent School District, Series 2017 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2029	$75	$77,841
North Texas Tollway Authority, Series 2017 A, Ref. RB	4.00%	01/01/2032	85	87,546
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2033	30	32,120
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2048	180	184,014
North Texas Tollway Authority, Series 2017 B, Ref. RB, (INS - AGM)(c)	4.00%	01/01/2034	200	206,350
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2027	30	33,032
San Antonio (City of), TX, Series 2016, Ref. RB	5.00%	02/01/2027	305	328,804
San Antonio (City of), TX, Series 2017, RB	5.00%	02/01/2047	140	145,483
San Antonio (City of), TX, Series 2017, Ref. RB	5.00%	02/01/2042	250	261,742
San Antonio (City of), TX, Series 2018, Ref. RB	5.00%	02/01/2027	150	163,093
Socorro Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	300	317,882
Texas (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2032	65	71,545
Texas (State of), Series 2017 A, Ref. GO Bonds	5.00%	10/01/2033	105	115,150
Texas (State of), Series 2017 B, Ref. GO Bonds	5.00%	10/01/2033	175	191,917
Texas (State of) Water Development Board, Series 2016, RB	5.00%	04/15/2027	25	27,156
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	04/15/2027	25	27,433
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2032	15	15,668
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2033	25	25,991
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2042	190	202,219
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2047	60	63,449
Texas (State of) Water Development Board, Series 2018, RB	5.00%	08/01/2027	30	33,102
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2027	25	27,389
Texas State University Board of Regents, Series 2017 A, Ref. RB	5.00%	03/15/2030	125	136,428
				4,208,128
Utah-0.15%
Utah (State of), Series 2017, GO Bonds	5.00%	07/01/2027	75	81,911
Virginia-1.70%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	4.50%	10/01/2027	30	32,556
Henrico (County of), VA Economic Development Authority (Lifespire of Virginia), Series 2017 C, Ref. RB	5.00%	12/01/2047	100	97,629
Richmond (City of), VA, Series 2016, Ref. RB	5.00%	01/15/2027	45	48,205
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2039	160	171,738
Virginia (Commonwealth of) College Building Authority, Series 2016 A, RB	5.00%	02/01/2027	50	53,497
Virginia (Commonwealth of) College Building Authority, Series 2016 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	09/01/2027	110	118,888
Virginia (Commonwealth of) College Building Authority, Series 2019 A, RB	5.00%	02/01/2027	5	5,457
Virginia (Commonwealth of) College Building Authority (21st Century College), Series 2017, RB	5.00%	02/01/2030	15	16,354
Virginia (Commonwealth of) College Building Authority (21st Century College), Series 2019 C, Ref. RB	5.00%	02/01/2027	35	38,199
Virginia (Commonwealth of) Public Building Authority, Series 2017 A, Ref. RB	5.00%	08/01/2029	60	66,070
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2027	45	49,611
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2027	15	16,479
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	5.00%	05/15/2029	25	27,668
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	4.00%	05/15/2036	150	152,894
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2027	20	21,903
				917,148
Washington-3.17%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2027	35	38,729
Energy Northwest (Columbia Generating Station), Series 2017 A, Ref. RB	5.00%	07/01/2029	95	104,187
Energy Northwest (No. 1), Series 2020 A, Ref. RB	5.00%	07/01/2027	85	93,336
Energy Northwest (No. 3), Series 2018, Ref. RB	5.00%	07/01/2027	35	38,432
King County School District No. 405 Bellevue, Series 2016, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2027	100	108,723
King County School District No. 414 Lake Washington, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2027	70	74,255
Puyallup School District No. 3 (Washing State School District Credit Enhancement Program), Series 2017, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2035	100	107,536
Seattle (City of), WA, Series 2017 C, Ref. RB	5.00%	09/01/2032	50	54,508
Washington (State of), Series 2016 R, Ref. GO Bonds	5.00%	08/01/2027	35	37,835
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2027 Municipal Bond ETF (BSMR)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2033	$40	$43,640
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2042	150	159,205
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2027	20	22,040
Washington (State of), Series 2017 C, Ref. GO Bonds	5.00%	08/01/2029	35	38,522
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2029	60	65,435
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2033	25	27,080
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2040	80	84,846
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2042	160	168,802
Washington (State of), Series 2017 F, Ref. GO Bonds	5.00%	08/01/2030	30	32,991
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2027	10	11,020
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2032	70	76,561
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2027	100	109,182
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2027	25	27,550
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2027	25	27,295
Washington (State of) Health Care Facilities Authority (Mason Medical Center), Series 2017, Ref. RB	5.00%	08/15/2034	150	155,178
				1,706,888
Wisconsin-1.58%
Fond Du Lac (County of), WI, Series 2019 A, GO Bonds	3.00%	03/01/2029	130	130,542
Wisconsin (State of), Series 2017 2, Ref. GO Bonds	5.00%	11/01/2027	20	21,927
Wisconsin (State of), Series 2017 3, Ref. GO Bonds	5.00%	11/01/2028	70	76,695
Wisconsin (State of), Series 2017 3, Ref. GO Bonds	5.00%	11/01/2030	40	43,785
Wisconsin (State of), Series 2017 3, Ref. GO Bonds	5.00%	11/01/2032	10	10,911
Wisconsin (State of), Series 2017, Ref. GO Bonds	5.00%	11/01/2027	235	257,639
Wisconsin (State of), Series 2019 A, Ref. RB	5.00%	05/01/2027	215	234,531
Wisconsin (State of) Department of Transportation, Series 2017-2, Ref. RB	5.00%	07/01/2029	70	76,936
				852,966
TOTAL INVESTMENTS IN SECURITIES(d)-98.26% (Cost $54,095,852)				52,896,335
OTHER ASSETS LESS LIABILITIES-1.74%				934,732
NET ASSETS-100.00%				$53,831,067

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2028 Municipal Bond ETF (BSMS)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.17%
Alabama-0.27%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2028	$100	$112,393
Arizona-1.40%
Maricopa (County of), AZ Industrial Development Authority (Banner Health), Series 2017 A, RB	5.00%	01/01/2041	250	258,333
Maricopa (County of), AZ Special Health Care District, Series 2018 C, GO Bonds	5.00%	07/01/2030	25	27,758
Maricopa (County of), AZ Special Health Care District, Series 2018 C, GO Bonds	5.00%	07/01/2031	20	22,174
Maricopa (County of), AZ Special Health Care District, Series 2021 D, GO Bonds	5.00%	07/01/2028	50	55,641
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2034	25	27,508
Salt River Project Agricultural Improvement & Power District, Series 2017, Ref. RB	5.00%	01/01/2037	175	189,379
				580,793
Arkansas-0.08%
Fort Smith (City of), AR, Series 2018, Ref. RB	5.00%	10/01/2034	30	32,409
California-15.48%
Cabrillo Unified School District (Election of 2018), Series 2020 B, GO Bonds	5.00%	08/01/2050	75	79,408
California (State of), Series 2017, Ref. GO Bonds	5.00%	08/01/2028	105	116,032
California (State of), Series 2018, GO Bonds	5.00%	10/01/2028	110	124,222
California (State of), Series 2019, GO Bonds	5.00%	11/01/2032	60	67,420
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2028	45	50,372
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2028	75	84,697
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2036	75	82,323
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2037	200	219,447
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2028	235	265,769
California (State of), Series 2021, Ref. GO Bonds	5.00%	12/01/2028	50	56,629
California (State of), Series 2022, GO Bonds	5.00%	04/01/2028	195	218,279
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2028	25	26,813
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2035	30	33,324
California (State of) (Bid Group A), Series 2018, GO Bonds	5.00%	10/01/2048	40	42,798
California (State of) Department of Water Resources (Central Valley), Series 2020 BB, Ref. RB	5.00%	12/01/2028	60	68,205
California (State of) Infrastructure & Economic Development Bank (Green Bonds), Series 2018, RB	5.00%	10/01/2028	30	33,632
California (State of) Infrastructure & Economic Development Bank (Green Bonds), Series 2018, RB	5.00%	10/01/2035	90	99,247
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2042	190	203,164
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2047	125	132,396
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2034	50	55,623
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2043	195	208,959
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2048	150	159,481
Contra Costa (County of), CA Transportation Authority, Series 2018 B, Ref. RB	5.00%	03/01/2028	20	21,963
Corona-Norco Unified School District, Series 2019 C, GO Bonds	4.00%	08/01/2049	15	14,934
East Bay Municipal Utility District, Series 2017 B, Ref. RB	5.00%	06/01/2028	10	11,012
Hartnell Community College District, Series 2020 B, GO Bonds	3.00%	08/01/2045	75	60,595
Los Angeles (City of), CA Department of Airports, Series 2019 C, Ref. RB(a)	5.00%	05/15/2028	15	16,763
Los Angeles (City of), CA Department of Airports, Series 2019 E, RB	5.00%	05/15/2049	40	42,469
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2044	20	21,355
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, RB	5.00%	07/01/2048	35	37,145
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, Ref. RB	5.00%	07/01/2038	165	178,416
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2043	320	344,084
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2048	140	149,271
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2028	100	107,197
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2031	55	61,823
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2044	130	139,668
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2043	150	159,631
Los Angeles Unified School District, Series 2020 C, GO Bonds	5.00%	07/01/2028	35	39,411
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2028	15	16,891
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2030	10	11,137
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.25%	07/01/2042	225	242,966
Metropolitan Water District of Southern California, Series 2022 B, Ref. RB	3.00%	07/01/2028	50	51,107
Mountain View Shoreline Regional Park Community, Series 2018 A, RB, (INS - AGM)(b)	5.00%	08/01/2043	100	106,937
Orange County Sanitation District, Series 2017 A, Ref. RB	5.00%	02/01/2028	100	109,515
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Oxnard Union High School District, Series 2020 B, GO Bonds	5.00%	08/01/2045	$75	$80,335
Rancho Santiago Community College District, Series 2005, GO Bonds, (INS - AGM)(b)	5.13%	09/01/2028	45	50,914
San Diego (City of), CA Public Facilities Financing Authority, Series 2019 A, RB	5.00%	08/01/2043	130	140,330
San Diego Unified School District (Election of 1998), Series 2006 G-1, Ref. GO Bonds, (INS - AGM)(b)	5.25%	07/01/2028	30	34,286
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	5.00%	06/15/2030	35	39,349
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	5.00%	06/15/2031	70	78,512
San Francisco (City & County of), CA, Series 2020 R-1, Ref. GO Bonds	4.00%	06/15/2032	20	21,205
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 D, Ref. RB	5.00%	05/01/2028	50	55,572
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 A, RB	4.00%	10/01/2043	200	199,793
San Francisco (City of), CA Public Utilities Commission (Green Bonds), Series 2017 D, Ref. RB	5.00%	11/01/2028	85	94,406
San Francisco (County of), CA Transportation Authority, Series 2017, RB	4.00%	02/01/2028	25	26,388
San Mateo County Community College District (Election of 2014), Series 2018 B, GO Bonds	5.00%	09/01/2045	185	199,928
Santa Ana Unified School District, Series 2021 B, GO Bonds, (INS - AGM)(b)	2.13%	08/01/2050	100	61,156
Santa Barbara Unified School District (Election of 2016), Series 2019 B, GO Bonds	4.00%	08/01/2044	50	49,926
Southern California Public Power Authority (No.1), Series 2007 A, RB	5.00%	11/01/2028	100	105,990
Tuolumne Wind Project Authority, Series 2016 A, Ref. RB	5.00%	01/01/2028	75	81,733
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2037	45	49,158
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2038	30	32,634
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2043	80	85,815
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2038	125	135,716
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2043	200	214,127
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2048	175	185,552
Upland (City of), CA (San Antonio Regional Hospital), Series 2017, Ref. COP	5.00%	01/01/2047	45	45,768
				6,441,123
Colorado-2.56%
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2028	50	57,769
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2043	30	33,318
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2031	150	167,348
Colorado (State of), Series 2018 M, Ref. COP	5.00%	03/15/2031	80	87,911
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group), Series 2018 A, RB	5.00%	11/15/2048	20	20,678
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group), Series 2018, RB	4.00%	11/15/2048	25	23,159
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2028	25	26,840
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2028	10	10,736
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2028	10	11,038
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2028	30	33,701
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2028	110	123,491
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2032	15	16,735
Jefferson County School District R-1, Series 2018, GO Bonds	5.00%	12/15/2033	75	83,096
Larimer County School District No. R-1 Poudre, Series 2018, GO Bonds	5.00%	12/15/2034	25	27,571
University of Colorado, Series 2017 A-2, Ref. RB(a)(c)	4.00%	06/01/2028	15	15,958
University of Colorado, Series 2017 A-2, Ref. RB(a)(c)	5.00%	06/01/2028	45	50,206
University of Colorado, Series 2017 A-2, Ref. RB	5.00%	06/01/2031	40	44,318
University of Colorado, Series 2017 A-2, Ref. RB	4.00%	06/01/2038	230	232,145
				1,066,018
Connecticut-2.43%
Connecticut (State of), Series 2018 A, GO Bonds	5.00%	04/15/2037	40	42,866
Connecticut (State of), Series 2018 A, RB	5.00%	01/01/2036	60	65,051
Connecticut (State of), Series 2018 A, RB	5.00%	01/01/2038	155	167,000
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2028	40	44,804
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2028	20	22,234
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2028	100	110,858
Connecticut (State of), Series 2021 A, GO Bonds	4.00%	01/15/2028	230	241,081
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2028	75	84,121
Connecticut (State of) (Social Bonds), Series 2021 D, Ref. GO Bonds	5.00%	07/15/2028	115	128,371
University of Connecticut, Series 2018 A, RB	5.00%	11/15/2043	100	106,431
				1,012,817
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Delaware-0.32%
Delaware (State of), Series 2017 A, Ref. GO Bonds	5.00%	01/01/2028	$10	$11,133
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2028	10	11,133
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2028	100	112,272
				134,538
District of Columbia-1.27%
District of Columbia, Series 2018 B, Ref. GO Bonds	5.00%	06/01/2030	30	33,541
District of Columbia, Series 2020 A, RB	5.00%	03/01/2028	25	27,930
District of Columbia Water & Sewer Authority, Series 2018 B, RB	5.00%	10/01/2043	80	85,559
District of Columbia Water & Sewer Authority, Series 2018 B, RB	5.00%	10/01/2049	200	211,073
District of Columbia Water & Sewer Authority (Green Bonds), Series 2018 A, RB	5.00%	10/01/2049	125	131,921
Washington Convention & Sports Authority, Series 2018 A, Ref. RB	5.00%	10/01/2028	35	38,363
				528,387
Florida-2.40%
Central Florida Expressway Authority, Series 2018, RB	5.00%	07/01/2048	20	20,873
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(b)	5.00%	07/01/2028	145	160,886
Florida (State of) Municipal Power Agency, Series 2021 A, RB	3.00%	10/01/2032	15	14,165
Gainesville (City of), FL, Series 2017 A, RB	5.00%	10/01/2028	85	92,646
Hillsborough (County of), FL School Board (Master Lease Program), Series 2017, Ref. COP	5.00%	07/01/2028	35	37,941
Hillsborough (County of), FL School Board (Master Lease Program), Series 2018, Ref. COP	5.00%	07/01/2030	75	82,462
JEA Electric System, Series 2017 B, Ref. RB	5.00%	10/01/2028	100	109,042
JEA Water & Sewer System, Series 2017 A, Ref. RB	5.00%	10/01/2028	25	27,438
Lee Memorial Health System, Series 2019 A-1, Ref. RB	5.00%	04/01/2028	15	16,162
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	5.00%	10/01/2028	40	43,768
Palm Beach County School District, Series 2017 B, Ref. COP	5.00%	08/01/2028	30	33,098
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 1998 B, Ref. RB, (INS - NATL)(b)	5.50%	07/01/2028	40	43,221
South Broward Hospital District (South Broward Hospital District Obligated Group), Series 2018, RB	4.00%	05/01/2048	20	18,049
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2028	35	37,802
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 C, RB	5.00%	07/01/2048	150	153,912
Tampa (City of), FL (Green Bonds), Series 2018, RB	5.25%	05/01/2043	100	107,118
				998,583
Georgia-2.07%
Atlanta (City of), GA, Series 2018 C, Ref. RB	5.00%	11/01/2028	30	33,116
Georgia (State of), Series 2016 F, Ref. GO Bonds	5.00%	01/01/2028	10	10,922
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2028	30	33,698
Georgia (State of), Series 2018 A, GO Bonds	3.25%	07/01/2037	200	194,488
Georgia (State of), Series 2021 A-1, Ref. GO Bonds	5.00%	07/01/2028	30	33,698
Georgia (State of), Series 2022 A, GO Bonds	5.00%	07/01/2028	50	56,163
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2028	155	174,357
Georgia (State of) Local Government, Series 1998 A, COP, (INS - NATL)(b)	4.75%	06/01/2028	40	42,112
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2019, RB	5.00%	01/01/2056	200	200,615
Georgia (State of) Road & Tollway Authority (Garvee), Series 2020, RB	5.00%	06/01/2028	50	55,784
Henry County School District, Series 2021, GO Bonds	4.00%	08/01/2028	25	26,665
				861,618
Hawaii-1.17%
Hawaii (State of), Series 2017 FN, Ref. GO Bonds	5.00%	10/01/2028	90	99,224
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2030	150	165,955
Hawaii (State of), Series 2018 FT, GO Bonds	5.00%	01/01/2033	10	10,990
Hawaii (State of), Series 2018 FT, GO Bonds	3.25%	01/01/2035	10	9,688
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2028	60	66,469
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021 E, GO Bonds	5.00%	03/01/2028	120	133,625
				485,951
Illinois-3.37%
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds), Series 2021, Ref. RB	5.00%	06/01/2028	20	21,468
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2028	50	55,020
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Cook (County of), IL, Series 2021 B, Ref. GO Bonds	4.00%	11/15/2028	$145	$151,693
Illinois (State of), Series 2017 D, GO Bonds	5.00%	11/01/2028	125	130,399
Illinois (State of), Series 2018 A, GO Bonds	4.63%	05/01/2037	90	89,370
Illinois (State of), Series 2018 B, Ref. GO Bonds	5.00%	10/01/2033	120	124,851
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare), Series 2017 A, Ref. RB	5.00%	07/15/2028	15	16,487
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2021 A, Ref. RB	5.00%	10/01/2028	50	55,890
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2039	250	263,351
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2042	130	135,560
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2028	140	154,326
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2028	15	16,535
Regional Transportation Authority, Series 2017 A, Ref. RB	5.00%	07/01/2028	130	141,678
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2038	25	26,033
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2040	5	5,176
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2048	15	15,353
				1,403,190
Indiana-1.05%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2028	70	78,363
Indiana (State of) Finance Authority (Green Bonds), Series 2018 A, RB	5.00%	02/01/2033	175	193,061
Indiana (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	01/01/2032	150	163,747
				435,171
Iowa-0.11%
Iowa (State of) Finance Authority (Green Bonds), Series 2017, Ref. RB	5.00%	08/01/2028	40	44,036
Kentucky-0.22%
Kentucky (Commonwealth of) Turnpike Authority (Revitalization), Series 2017 B, Ref. RB	5.00%	07/01/2028	85	92,445
Louisiana-0.06%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Bossier City), Series 2018, RB	4.00%	12/01/2043	25	24,258
Maryland-2.57%
Maryland (State of), Second Series 2018, GO Bonds	5.00%	08/01/2031	125	140,204
Maryland (State of), Second Series 2018, GO Bonds	4.00%	08/01/2032	200	211,604
Maryland (State of), Second Series 2020 B, Ref. GO Bonds	5.00%	08/01/2028	245	275,597
Maryland (State of), Series 2020 A, GO Bonds	5.00%	03/15/2028	60	67,046
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2028	50	56,244
Maryland (State of) Department of Transportation, Series 2019, RB	5.00%	10/01/2028	70	77,459
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2028	100	112,402
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2031	100	112,030
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2028	15	16,860
				1,069,446
Massachusetts-4.07%
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2028	55	61,452
Massachusetts (Commonwealth of), Series 2019 F, GO Bonds	5.00%	05/01/2028	210	234,635
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2028	200	225,368
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2018 A, RB	5.00%	06/01/2048	25	26,532
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2006 A, RB	5.25%	07/01/2028	20	22,701
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2045	260	277,169
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2050	75	79,583
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2028	240	263,033
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	5.00%	07/01/2033	70	75,741
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Massachusetts Institute of Technology), Series 1998 I-1, RB	5.20%	01/01/2028	90	101,235
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB	4.00%	02/15/2043	200	199,911
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB	5.25%	02/15/2048	20	21,331
Massachusetts (Commonwealth of) School Building Authority, Series 2018 B, RB	5.25%	02/15/2048	100	106,655
				1,695,346
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-0.64%
Great Lakes Water Authority, Series 2018 A, Ref. RB	5.00%	07/01/2028	$95	$104,226
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2028	125	141,315
Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group), Series 1999, RB	4.00%	11/15/2032	10	10,245
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2028	10	10,943
				266,729
Minnesota-1.69%
Metropolitan Council, Series 2021 C, GO Bonds	5.00%	12/01/2028	150	169,620
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 A, Ref. RB	5.00%	01/01/2028	40	43,029
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2033	10	10,649
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2034	150	158,852
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2028	25	28,052
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2034	10	11,068
Minnesota (State of), Series 2018 A, GO Bonds	5.00%	08/01/2037	25	27,364
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2028	100	112,209
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2028	125	140,261
				701,104
Mississippi-0.58%
Mississippi (State of), Series 2021 C, GO Bonds	4.00%	10/01/2039	150	153,105
West Rankin Utility Authority, Series 2018, RB(a)(c)	5.00%	01/01/2028	80	88,426
				241,531
Missouri-0.17%
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2018 A, Ref. RB	5.00%	06/01/2030	25	27,329
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2018 A, Ref. RB	4.00%	11/15/2048	20	18,781
Springfield School District No. R-12, Series 2017, Ref. GO Bonds	4.00%	03/01/2030	25	26,373
				72,483
Nevada-1.62%
Clark (County of), NV, Series 2016 B, Ref. RB	5.00%	07/01/2028	15	16,676
Clark (County of), NV, Series 2017, Ref. GO Bonds	5.00%	06/01/2028	125	136,999
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2035	20	21,696
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2033	50	55,437
Clark (County of), NV, Series 2018 B, GO Bonds	5.00%	12/01/2034	40	43,982
Clark (County of), NV (Las Vegas-McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2028	100	111,174
Clark (County of), NV (Stadium Improvement Bonds), Series 2018 A, GO Bonds	5.00%	05/01/2048	150	157,972
Clark County School District, Series 2018 B, GO Bonds, (INS - AGM)(b)	4.00%	06/15/2037	10	10,142
Las Vegas (City of), NV Convention & Visitors Authority, Series 2018 B, RB	5.00%	07/01/2043	100	103,774
Las Vegas Valley Water District, Series 2021 C, GO Bonds	5.00%	06/01/2028	15	16,735
				674,587
New Jersey-5.86%
Garden State Preservation Trust, Series 2005 A, RB, (INS - AGM)(b)	5.75%	11/01/2028	175	192,324
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2028	195	216,507
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 B, Ref. RB	5.00%	07/01/2028	25	27,516
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 I, Ref. RB	5.00%	07/01/2028	20	22,013
New Jersey (State of) Transportation Trust Fund Authority, Series 2014, RB	5.00%	06/15/2034	265	282,236
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2028	110	120,606
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2032	20	21,566
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2034	40	42,484
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2036	115	120,535
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.00%	06/15/2038	205	212,882
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.25%	06/15/2043	200	207,817
New Jersey (State of) Transportation Trust Fund Authority, Series 2021 A, Ref. RB	5.00%	06/15/2028	30	32,686
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2031	85	93,437
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2033	235	257,213
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2034	80	87,155
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2040	85	90,396
New Jersey (State of) Turnpike Authority, Series 2017 E, Ref. RB	5.00%	01/01/2030	135	148,552
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	5.00%	01/01/2036	$135	$145,381
South Jersey Port Corp., Series 2017 A, RB	5.00%	01/01/2049	115	116,796
				2,438,102
New Mexico-0.18%
New Mexico (State of) Severance Tax Permanent Fund, Series 2018, RB	5.00%	07/01/2028	40	44,689
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2028	25	27,930
				72,619
New York-20.54%
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2033	40	43,559
Long Island (City of), NY Power Authority, Series 2018, RB	5.00%	09/01/2034	25	27,157
Long Island (City of), NY Power Authority, Series 2019 A, RB	5.00%	09/01/2030	35	38,593
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2030	30	31,044
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2032	200	206,081
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	5.00%	11/15/2035	70	71,386
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	4.00%	11/15/2046	145	122,850
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	30	31,421
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2030	150	167,311
New York & New Jersey (States of) Port Authority, Two Hundred Ninth Series 2018, Ref. RB	5.00%	07/15/2036	100	108,065
New York (City of), NY, Series 2017 1, GO Bonds	5.00%	08/01/2028	55	60,222
New York (City of), NY, Series 2017 C, Ref. GO Bonds	5.00%	08/01/2028	95	105,063
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2040	25	26,413
New York (City of), NY, Series 2018 FF, Ref. RB	5.00%	06/15/2039	70	74,761
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2028	175	195,390
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2028	350	392,360
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2036	45	48,623
New York (City of), NY, Subseries 2018 D-1, GO Bonds	4.00%	12/01/2043	10	9,744
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2033	90	98,440
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2043	100	105,130
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2045	240	251,645
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2030	20	22,365
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	5.00%	06/15/2049	275	289,084
New York (City of), NY Transitional Finance Authority, Series 2018 C-2, RB	5.00%	05/01/2036	75	81,276
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, Ref. RB	5.00%	05/01/2039	30	32,075
New York (City of), NY Transitional Finance Authority, Series 2018 S-2A, Ref. RB	5.00%	07/15/2035	150	161,703
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2043	50	52,742
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2037	400	426,721
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2028	175	197,197
New York (City of), NY Transitional Finance Authority, Series 2021 A-1, Ref. RB	5.00%	11/01/2028	75	84,513
New York (City of), NY Transitional Finance Authority, Series 2022 S-1A, Ref. RB	5.00%	07/15/2028	100	112,014
New York (City of), NY Transitional Finance Authority, Subseries 2012 A-6, RB	5.00%	08/01/2028	10	11,221
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2033	60	66,497
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2040	55	58,765
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	5.00%	08/01/2036	160	173,834
New York (City of), NY Transitional Finance Authority, Subseries 2018 B-1, RB	5.25%	08/01/2037	55	60,281
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2028	100	112,014
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2030	135	150,134
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2033	115	125,574
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2037	125	133,350
New York (State of) Dormitory Authority, Series 2018 1, Ref. RB	5.00%	01/15/2028	50	55,126
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2036	70	75,952
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	07/01/2039	120	128,720
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2040	100	106,548
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2030	300	334,264
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2037	70	75,595
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2039	425	455,062
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2040	40	42,705
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2028	25	27,883
New York (State of) Dormitory Authority (Bid Group 2), Series 2018 A, RB	5.00%	03/15/2030	245	270,739
New York (State of) Dormitory Authority (Bid Group 3), Series 2018 A, RB	5.00%	03/15/2042	155	163,981
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 C, Ref. RB	5.00%	03/15/2035	$10	$10,861
New York (State of) Dormitory Authority (Bidding Group 1), Series 2018 C, Ref. RB	5.00%	03/15/2036	50	54,008
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 A, RB	5.00%	03/15/2033	105	115,594
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2043	25	26,527
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2044	15	15,886
New York (State of) Dormitory Authority (Bidding Group 3), Series 2018 A, RB	5.00%	03/15/2038	150	160,165
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2045	100	105,303
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2038	250	266,942
New York (State of) Dormitory Authority (Columbia University), Series 2018 B, Ref. RB	5.00%	10/01/2038	235	255,805
New York (State of) Dormitory Authority (General Purpose), Series 2018 A, Ref. RB	5.25%	03/15/2038	50	54,298
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2028	10	11,205
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	5.00%	01/01/2028	30	33,040
New York (State of) Thruway Authority, Series 2018 L, Ref. RB	3.50%	01/01/2037	30	28,164
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	5.00%	03/15/2028	20	22,255
New York City Health and Hospitals Corp., Series 2021 A, Ref. RB	5.00%	02/15/2028	60	66,392
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2035	125	135,998
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2037	45	48,597
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2038	80	86,187
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2039	60	64,438
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2040	35	37,461
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2044	100	105,909
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2045	50	52,875
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2028	70	78,808
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2028	215	242,052
Triborough Bridge & Tunnel Authority, Series 2022, RB	5.00%	05/15/2028	10	11,186
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2044	25	26,251
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 C, Ref. RB	5.00%	11/15/2035	120	129,169
				8,548,569
North Carolina-1.29%
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2028	25	28,068
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022 A, Ref. RB	5.00%	01/15/2028	180	197,733
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2028	80	89,732
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2028	200	222,714
				538,247
Ohio-2.69%
Columbus (City of), OH, Series 2016 3, Ref. GO Bonds	5.00%	02/15/2028	15	16,383
Columbus (City of), OH, Series 2017-1, Ref. GO Bonds	5.00%	04/01/2028	115	127,116
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2030	25	28,089
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2032	15	16,773
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2034	25	27,738
Franklin (County of), OH, Series 2018, RB	5.00%	06/01/2048	150	159,881
Miami Valley Career Technology Center, Series 2018, GO Bonds	3.75%	12/01/2047	35	30,941
Northeast Ohio Regional Sewer District, Series 2017, Ref. RB	3.25%	11/15/2040	30	26,231
Ohio (State of), Series 2016 A, Ref. GO Bonds	5.00%	09/01/2028	65	73,002
Ohio (State of), Series 2017 B, Ref. GO Bonds	5.00%	09/01/2028	25	28,078
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	5.00%	01/01/2030	50	55,019
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	5.00%	01/01/2031	30	32,993
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	5.00%	01/01/2033	45	49,276
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 A, Ref. RB	4.00%	01/01/2036	125	126,886
Ohio (State of) Turnpike & Infrastructure Commission, Series 2018 A, RB	5.00%	02/15/2030	150	166,453
Ohio (State of) Turnpike & Infrastructure Commission, Series 2018 A, RB	5.00%	02/15/2033	25	27,581
Ohio (State of) Water Development Authority, Series 2018, RB	5.00%	06/01/2028	115	128,332
				1,120,772
Oklahoma-0.30%
Oklahoma (State of) Turnpike Authority, Series 2017 D, Ref. RB	5.00%	01/01/2028	115	126,654
Oregon-0.81%
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2032	125	138,558
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2033	25	27,636
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Salem-Keizer School District No. 24J, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2037	$55	$59,745
University of Oregon, Series 2018 A, RB	5.00%	04/01/2048	105	110,526
				336,465
Pennsylvania-4.29%
Allegheny (County of), PA, Series 2018 C-77, GO Bonds	5.00%	11/01/2043	135	144,664
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2032	30	32,036
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	4.00%	04/01/2037	20	19,587
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	4.00%	04/01/2044	55	50,062
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	5.00%	07/15/2028	15	16,385
Allegheny (County of), PA Port Authority, Series 2020, Ref. RB	5.00%	03/01/2028	20	22,024
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2019, RB	3.00%	08/15/2050	180	127,970
Delaware Valley Regional Finance Authority, Series 1998 A, RB, (INS - AMBAC)(b)	5.50%	08/01/2028	20	22,538
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare), Series 2018, Ref. RB	4.00%	07/15/2048	30	25,825
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2018, Ref. RB	4.00%	09/01/2049	5	4,426
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2028	200	221,970
Pennsylvania (Commonwealth of), Second Series 2016, Ref. GO Bonds	5.00%	01/15/2028	200	217,051
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC), Series 2018 A, Ref. COP	5.00%	07/01/2043	40	42,165
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A, RB	5.00%	12/01/2048	200	208,340
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A-2, RB	5.00%	12/01/2048	150	155,451
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.00%	12/01/2043	40	41,482
Philadelphia (City of), PA, Series 2018 A, RB	5.00%	10/01/2048	65	67,640
Philadelphia (City of), PA Authority for Industrial Development, Series 2019, Ref. RB	5.00%	10/01/2028	150	165,042
State College Area School District, Series 2018, GO Bonds	5.00%	05/15/2044	185	199,426
				1,784,084
South Carolina-0.67%
Columbia (City of), SC, Series 2018, RB(a)(c)	5.00%	02/01/2028	20	22,239
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2043	250	256,023
				278,262
Tennessee-0.71%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group), Series 2018 A, Ref. RB	5.00%	07/01/2035	50	51,827
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017, GO Bonds	4.00%	07/01/2028	145	152,739
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The), Series 2018, GO Bonds	4.00%	07/01/2036	50	51,083
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The), Series 2021 C, GO Bonds	5.00%	01/01/2028	35	38,792
				294,441
Texas-8.90%
Alamo Community College District, Series 2022, GO Bonds	5.00%	02/15/2028	55	60,691
Alvin Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.38%	02/15/2040	15	13,486
Board of Regents of Stephen F. Austin State University, Series 2019 A, RB	5.00%	10/15/2042	145	153,764
Board of Regents of the University of Texas System, Series 2020 C, Ref. RB	5.00%	08/15/2028	10	11,240
Dallas (City of), TX Area Rapid Transit, Series 2007, Ref. RB, (INS - AMBAC)(b)	5.25%	12/01/2028	20	22,714
Dallas (County of), TX Hospital District, Series 2019, Ref. GO Bonds	5.00%	08/15/2030	175	192,938
Dallas (County of), TX Utility & Reclamation District, Series 2016, Ref. GO Bonds	5.00%	02/15/2028	20	21,827
Eagle Mountain & Saginaw Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/15/2045	80	64,149
Fort Bend Independent School District, Series 2018, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2028	40	43,937
Fort Bend Independent School District, Series 2019 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2033	65	67,789
Grand Parkway Transportation Corp., Series 2018 A, RB	5.00%	10/01/2033	60	65,549
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2033	$15	$16,393
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	4.00%	08/15/2038	155	156,223
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2043	110	116,958
Houston (City of), TX, Series 2017 A, Ref. GO Bonds	5.00%	03/01/2028	110	119,503
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2028	50	55,044
Houston (City of), TX, Series 2018 B, Ref. RB	5.00%	07/01/2030	25	27,420
Houston Independent School District, Series 2017, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	55	59,866
Hurst-Euless-Bedford Independent School District, Series 2017 A, Ref. GO Bonds	5.00%	08/15/2028	150	164,624
North Texas Municipal Water District, Series 2021 A, Ref. RB	5.00%	09/01/2028	100	112,084
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2039	25	26,453
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2048	10	10,378
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2036	25	26,337
North Texas Tollway Authority, Series 2018, Ref. RB	4.25%	01/01/2049	300	290,066
Pearland Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	55	60,775
San Antonio (City of), TX, Series 2018 A, Ref. RB	5.00%	05/15/2048	190	201,457
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2028	160	178,731
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2028	20	22,331
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2029	30	33,442
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2031	75	83,327
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2043	450	480,879
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2030	200	224,632
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	10/15/2038	75	81,749
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2049	150	159,949
Texas A&M University, Series 2017 E, Ref. RB	5.00%	05/15/2028	15	16,320
Texas Municipal Gas Acquisition & Supply Corp. III, Series 2021, Ref. RB	5.00%	12/15/2028	250	259,497
				3,702,522
Utah-0.24%
Salt Lake City (City of), UT, Series 2018 B, RB	5.00%	07/01/2048	20	20,651
University of Utah (The), Series 2018 A, RB	5.00%	08/01/2044	75	80,692
				101,343
Virginia-1.38%
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2019 A, RB	5.00%	02/01/2028	75	83,433
Virginia (Commonwealth of) College Building Authority (21st Century College), Series 2019 C, Ref. RB	5.00%	02/01/2028	60	66,747
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2028	145	162,703
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2028	45	50,494
Virginia (Commonwealth of) Transportation Board (Garvee), Series 2017, Ref. RB	5.00%	03/15/2028	190	209,789
				573,166
Washington-3.63%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2028	75	84,251
Energy Northwest, Series 2018 A, Ref. RB	5.00%	07/01/2032	50	55,458
Energy Northwest, Series 2018 C, Ref. RB	5.00%	07/01/2030	40	44,588
Energy Northwest (No. 1), Series 2017 A, Ref. RB	5.00%	07/01/2028	100	109,716
Energy Northwest (No. 1), Series 2020 A, Ref. RB	5.00%	07/01/2028	15	16,758
Energy Northwest (No. 1), Series 2022 A, Ref. RB	5.00%	07/01/2028	100	111,721
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2028	100	110,783
King County School District No. 412 Shoreline, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2036	15	15,273
Snohomish County School District No. 201 Snohomish, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2028	200	224,626
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2028	45	49,569
Washington (State of), Series 2017 R, Ref. GO Bonds	5.00%	08/01/2028	170	187,262
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2032	25	27,831
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2039	50	54,242
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2031	85	94,323
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2041	40	42,864
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2028	40	44,861
Washington (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2028	10	11,215
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2028 Municipal Bond ETF (BSMS)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) Health Care Facilities Authority (Providence St. Joseph Health), Series 2018 B, Ref. RB	5.00%	10/01/2031	$100	$108,843
Whatcom (County of), WA Bellingham School District No. 501, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	105	115,600
				1,509,784
West Virginia-0.47%
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	06/01/2037	125	136,308
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	12/01/2039	55	59,572
				195,880
Wisconsin-0.61%
University of Wisconsin Hospitals & Clinics, Series 2018 A, Ref. RB	5.00%	04/01/2043	25	25,889
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2028	10	11,189
Wisconsin (State of) Department of Transportation, Series 2017 1, Ref. RB	5.00%	07/01/2028	160	176,104
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2013, Ref. RB	4.00%	11/15/2043	15	14,112
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2019, Ref. RB	5.00%	11/15/2028	25	27,681
				254,975
TOTAL INVESTMENTS IN SECURITIES(d)-98.17% (Cost $42,326,998)				40,850,841
OTHER ASSETS LESS LIABILITIES-1.83%				762,297
NET ASSETS-100.00%				$41,613,138

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
MTA	-Moving Treasury Average
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2029 Municipal Bond ETF (BSMT)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.23%
Alabama-0.65%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2029	$100	$114,208
Madison (City of), AL Water & Wastewater Board, Series 2020, Ref. RB	3.00%	12/01/2050	100	76,640
University of Alabama (The), Series 2019 A, Ref. RB	4.00%	07/01/2034	45	46,722
				237,570
Arizona-1.07%
Arizona (State of), Series 2019 A, Ref. COP(a)	5.00%	10/01/2029	15	17,149
Arizona (State of) Industrial Development Authority (NCCU Properties LLC), Series 2019 A, RB, (INS - BAM)(b)	5.00%	06/01/2054	50	52,703
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2029	30	33,190
Maricopa (County of), AZ Special Health Care District, Series 2018 C, GO Bonds	5.00%	07/01/2029	125	138,867
Phoenix Civic Improvement Corp., Series 2019 A, RB	5.00%	07/01/2045	125	130,696
Phoenix Civic Improvement Corp., Series 2019 A, RB	3.00%	07/01/2049	25	18,465
				391,070
California-16.76%
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-8, Ref. RB(a)(c)	5.00%	10/01/2029	70	80,831
California (State of), Series 2015 C, Ref. GO Bonds	3.00%	09/01/2029	65	65,166
California (State of), Series 2019, GO Bonds	5.00%	04/01/2032	220	249,271
California (State of), Series 2019, GO Bonds	4.00%	10/01/2044	175	176,397
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2029	75	86,148
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2031	700	801,268
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2032	25	28,326
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2032	50	57,067
California (State of), Series 2020, GO Bonds	5.00%	03/01/2029	130	147,866
California (State of) (Bidding Group B), Series 2020 B, Ref. GO Bonds	5.00%	11/01/2029	350	402,584
California (State of) Department of Veterans Affairs (Veteran’s Farm & Home Purchase), Series 2020 A, RB	2.45%	12/01/2045	50	34,566
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2029	20	22,953
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2032	10	11,449
California (State of) Department of Water Resources, Series 2019 BA, RB	5.00%	12/01/2033	35	39,801
California (State of) Department of Water Resources (Central Valley), Series 2018, Ref. RB	5.00%	12/01/2029	75	85,286
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2029	50	57,224
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2049	130	137,919
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2032	15	17,171
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2033	50	57,177
California State University, Series 2019 A, RB	5.00%	11/01/2040	100	108,880
California State University, Series 2019 A, RB	5.00%	11/01/2049	100	107,168
East Bay Municipal Utility District Water System Revenue (Green Bonds), Series 2019 A, RB	5.00%	06/01/2049	200	216,209
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2033	290	329,132
Los Angeles (City of), CA Department of Airports, Series 2020 A, Ref. RB	5.00%	05/15/2034	50	56,450
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2036	100	111,264
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2036	40	44,070
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2045	100	107,584
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2049	100	107,072
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.25%	07/01/2049	120	130,107
Los Angeles (City of), CA Department of Water & Power, Series 2019 B, Ref. RB	5.00%	07/01/2032	20	22,517
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2044	235	254,405
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2029	100	108,322
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2049	75	80,817
Los Angeles Unified School District, Series 2016 B, Ref. GO Bonds	2.00%	07/01/2029	45	41,010
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2029	95	108,731
Los Angeles Unified School District, Series 2019 A, Ref. GO Bonds	5.00%	07/01/2032	50	56,862
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2029	65	74,437
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2037	40	44,386
Metropolitan Water District of Southern California, Series 2019 A, Ref. RB	5.00%	07/01/2039	150	165,396
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	160	175,382
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Mount San Antonio Community College District (Election of 2018), Series 2019 A, GO Bonds	4.00%	08/01/2049	$125	$122,573
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2039	50	54,518
Rancho Santiago Community College District, Series 2005, GO Bonds, (INS - AGM)(b)	5.13%	09/01/2029	35	40,229
Riverside (City of), CA, Series 2019 A, Ref. RB	5.00%	10/01/2036	55	60,925
Riverside (City of), CA, Series 2019 A, Ref. RB	5.00%	10/01/2037	100	110,462
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2037	50	55,412
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2039	100	110,127
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2039	115	121,644
San Diego Unified School District (Election of 2012), Series 2019 L, GO Bonds	4.00%	07/01/2049	35	34,350
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2020 C-1, GO Bonds	4.00%	08/01/2035	70	73,152
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2029	25	28,518
San Jose (City of), CA, Series 2019 C, Ref. GO Bonds	5.00%	09/01/2030	220	250,816
University of California (Limited), Series 2018 O, Ref. RB	4.00%	05/15/2029	40	42,721
				6,114,118
Colorado-2.93%
Adams & Arapahoe Joint School District No. 28J Aurora, Series 2021 A, GO Bonds	5.00%	12/01/2029	25	28,607
Colorado (State of), Series 2018 A, COP	5.00%	12/15/2029	30	33,567
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019, Ref. RB	4.00%	11/15/2038	30	30,071
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019, Ref. RB	4.00%	11/15/2043	155	151,067
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2029	50	53,692
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2044	250	253,377
Colorado (State of) Health Facilities Authority (SCL Health System), Series 2019 A, Ref. RB	5.00%	01/01/2029	170	190,174
Colorado (State of) Regional Transportation District (Fastracks), Series 2013 A, Ref. RB	5.00%	11/01/2029	190	216,868
Colorado Springs (City of), CO, Series 2019 A, Ref. RB	5.00%	11/15/2029	15	17,132
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2029	60	68,492
Pueblo City Schools, Series 2020, GO Bonds	5.00%	12/15/2039	25	27,170
				1,070,217
Connecticut-1.86%
Connecticut (State of), Series 2015 F, GO Bonds	3.25%	11/15/2029	200	200,934
Connecticut (State of), Series 2018 E, GO Bonds	5.00%	09/15/2029	35	39,028
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2029	150	168,907
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2039	125	134,490
Connecticut (State of), Series 2019 B, Ref. GO Bonds	5.00%	02/15/2029	5	5,616
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2029	55	62,113
Connecticut (State of) Health & Educational Facilities Authority, Series 2017 B-1, Ref. RB	5.00%	07/01/2029	60	68,633
				679,721
Delaware-0.42%
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2029	10	11,330
Delaware (State of) River & Bay Authority, Series 2019, Ref. RB	4.00%	01/01/2044	50	49,401
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2029	80	91,355
				152,086
District of Columbia-3.46%
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2029	25	28,390
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2030	405	459,668
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2031	100	113,811
District of Columbia, Series 2019 A, RB	5.00%	03/01/2029	30	34,086
District of Columbia, Series 2019 A, RB	4.00%	03/01/2040	220	222,322
District of Columbia, Series 2019 C, Ref. RB	3.00%	10/01/2029	30	30,297
District of Columbia, Series 2019 C, Ref. RB	5.00%	10/01/2034	50	56,343
District of Columbia, Series 2020 A, RB	5.00%	03/01/2029	90	102,257
District of Columbia, Series 2022 C, Ref. RB	5.00%	12/01/2029	25	28,744
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2029	165	187,573
				1,263,491
Florida-3.73%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics), Series 2019, RB	3.00%	12/01/2046	5	3,632
Broward (County of), FL, Series 2019 A, RB	5.00%	10/01/2040	100	108,279
Broward (County of), FL School Board, Series 2019 B, Ref. COP	5.00%	07/01/2029	100	112,585
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Central Florida Expressway Authority, Series 2019 A, RB	5.00%	07/01/2044	$10	$10,603
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2038	70	75,438
Florida (State of) Department of Transportation, Series 2019 B, RB	3.00%	07/01/2049	15	11,482
Florida (State of) Department of Transportation, Series 2020 A, Ref. RB	5.00%	07/01/2029	130	147,695
Florida (State of) Higher Educational Facilities Financial Authority (St. Leo Univeristy), Series 2019, Ref. RB	5.00%	03/01/2039	100	92,738
Gainesville (City of), FL, Series 2019 A, RB	5.00%	10/01/2047	100	104,411
Jacksonville (City of), FL (Brooks Rehabilitation), Series 2020, Ref. RB	5.00%	11/01/2050	150	151,436
Lee Memorial Health System, Series 2019 A-1, Ref. RB	5.00%	04/01/2044	150	152,348
Orange (County of), FL Convention Center, Series 2017, Ref. RB	5.00%	10/01/2029	100	112,335
Palm Beach County School District, Series 2018 C, Ref. COP	5.00%	08/01/2029	150	165,373
Polk County School District, Series 2019, RB	5.00%	10/01/2033	100	111,460
				1,359,815
Georgia-2.36%
Atlanta (City of), GA Department of Aviation, Series 2020 A, Ref. RB	5.00%	07/01/2029	120	135,255
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta), Series 2019 A, RB	3.00%	07/01/2046	50	39,556
Georgia (State of), Series 2018 A, GO Bonds	5.00%	07/01/2029	100	112,301
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2029	70	80,045
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2029	20	22,645
Gwinnett County School District, Series 2019, GO Bonds	5.00%	02/01/2041	195	214,456
Henry County School District, Series 2021, GO Bonds	4.00%	08/01/2029	25	26,832
Private Colleges & Universities Authority (Emory University), Series 2022 A, Ref. RB	5.00%	09/01/2029	200	228,215
				859,305
Hawaii-0.87%
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2029	25	28,160
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2034	60	66,750
Hawaii (State of), Series 2019 FW, GO Bonds	5.00%	01/01/2038	180	196,933
Honolulu (City & County of), HI, Series 2019 A, RB	5.00%	07/01/2044	25	26,852
				318,695
Idaho-0.35%
Idaho (State of) Housing & Finance Association (Garvee), Series 2021 A, Ref. RB	5.00%	07/15/2029	115	129,177
Illinois-6.14%
Chicago (City of), IL, Series 2019 A, GO Bonds	5.50%	01/01/2035	100	103,436
Chicago (City of), IL, Series 2019 A, GO Bonds	5.00%	01/01/2044	300	294,612
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2036	20	21,312
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2048	300	307,474
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2053	40	40,891
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds), Series 2021, Ref. RB	5.00%	06/01/2029	100	108,378
Illinois (State of), Series 2018 A, GO Bonds	5.00%	05/01/2029	50	52,339
Illinois (State of) Finance Authority (Green Bonds), Series 2019, RB	5.00%	07/01/2037	210	230,141
Illinois (State of) Finance Authority (University of Illinois at Urbana), Series 2019, RB	5.00%	10/01/2049	105	107,801
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2044	300	314,897
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2029	50	55,993
Kendall Kane & Will Counties Community Unit School District No. 308, Series 2020 A, Ref. GO Bonds, (INS - AGM)(b)	5.00%	02/01/2029	130	144,214
Sales Tax Securitization Corp., Series 2017 A, Ref. RB	5.00%	01/01/2029	110	117,672
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.00%	01/01/2043	85	87,770
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.25%	01/01/2043	165	172,559
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	5.00%	01/01/2029	75	81,242
				2,240,731
Indiana-1.42%
Indiana (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	06/01/2029	50	56,923
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2033	85	95,329
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2038	50	54,820
Indiana (State of) Finance Authority (Green Bonds), Series 2019 A, RB	5.00%	02/01/2039	45	49,148
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2049	$150	$157,276
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2054	100	104,600
				518,096
Iowa-0.17%
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2029	35	39,601
Iowa (State of), Series 2019 A, Ref. RB	5.00%	06/01/2032	20	22,489
				62,090
Kansas-0.29%
University of Kansas Hospital Authority, Series 2019 A, RB	5.00%	09/01/2048	100	104,876
Louisiana-0.44%
Louisiana (State of), Series 2019 A, GO Bonds	5.00%	03/01/2036	110	121,387
Louisiana (State of) (Garvee), Series 2019 A, RB	5.00%	09/01/2029	35	39,241
				160,628
Maryland-2.14%
Baltimore (City of), MD (Wastewater), Series 2019 A, RB	5.00%	07/01/2049	10	10,615
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2031	80	90,796
Maryland (State of), First Series 2019, GO Bonds	5.00%	03/15/2032	10	11,323
Maryland (State of), Series 2018 A, GO Bonds	5.00%	03/15/2029	15	16,749
Maryland (State of), Series 2020 A, GO Bonds	5.00%	03/15/2029	30	34,108
Maryland (State of) (Bidding Group 1), Second Series 2021 A, GO Bonds	5.00%	08/01/2029	125	143,019
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2029	100	114,415
Maryland (State of) Department of Transportation, Series 2021 A, RB	5.00%	10/01/2029	20	22,906
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2029	60	68,206
Montgomery (County of), MD, Series 2018 A, GO Bonds	5.00%	11/01/2029	100	112,897
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2029	20	21,655
Prince George’s (County of), MD, Series 2018 A, GO Bonds	5.00%	07/15/2029	80	89,857
Prince George’s (County of), MD, Series 2019 A, GO Bonds	4.00%	07/15/2032	20	21,340
Prince George’s (County of), MD, Series 2020 B, Ref. GO Bonds	5.00%	09/15/2029	20	22,916
				780,802
Massachusetts-5.04%
Massachusetts (Commonwealth of), Series 2018 B, GO Bonds	5.00%	01/01/2029	40	44,401
Massachusetts (Commonwealth of), Series 2018 B, Ref. GO Bonds	5.00%	07/01/2029	245	279,140
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2031	70	78,950
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2036	60	66,128
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.25%	01/01/2044	350	379,884
Massachusetts (Commonwealth of), Series 2019 C, Ref. GO Bonds	5.00%	05/01/2029	15	17,044
Massachusetts (Commonwealth of), Series 2019 G, GO Bonds	5.00%	09/01/2029	10	11,424
Massachusetts (Commonwealth of), Series 2020 A, GO Bonds	5.00%	03/01/2029	15	16,997
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2029	125	143,184
Massachusetts (Commonwealth of), Series 2020, GO Bonds	5.00%	07/01/2029	10	11,393
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 A, RB	5.00%	07/01/2029	20	22,774
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2005 B, RB, (INS - NATL)(b)	5.50%	07/01/2029	25	29,217
Massachusetts (Commonwealth of) Bay Transportation Authority (Sustainability Bonds), Series 2021, Ref. RB	5.00%	07/01/2041	110	119,266
Massachusetts (Commonwealth of) Bay Transportation Authority (Sustainability Bonds), Series 2021, Ref. RB	5.00%	07/01/2042	30	32,478
Massachusetts (Commonwealth of) Development Finance Agency (Atrius Health), Series 2019 A, Ref. RB(a)(c)	4.00%	06/01/2029	100	107,360
Massachusetts (Commonwealth of) Port Authority, Series 2019 B, RB	5.00%	07/01/2044	25	26,928
Massachusetts (Commonwealth of) Transportation Fund (Rail Enhancement & Accelerated Bridge Program), Series 2019 A, RB	5.00%	06/01/2049	95	101,620
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2032	115	128,377
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2034	25	27,593
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2019 A, Ref. RB	5.00%	01/01/2035	40	43,901
Massachusetts (Commonwelath of) Water Resources Authority, Series 2007 B, Ref. RB, (INS - AGM)(b)	5.25%	08/01/2029	25	28,802
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2034	$20	$22,131
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2050	95	100,894
				1,839,886
Michigan-1.96%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGM)(b)	5.25%	05/01/2029	80	90,759
Great Lakes Water Authority, Series 2018 B, Ref. RB	5.00%	07/01/2029	50	55,596
Lansing (City of), MI Board of Water & Light, Series 2019 A, RB	5.00%	07/01/2048	145	153,604
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2029	80	91,969
Michigan (State of) Building Authority (Facilities Program), Series 2019, Ref. RB	5.00%	04/15/2036	100	108,660
Michigan State University Board of Trustees, Series 2019 B, RB	5.00%	02/15/2048	200	213,642
				714,230
Minnesota-0.84%
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2032	85	96,559
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2033	65	73,461
Minnesota (State of), Series 2019 A, GO Bonds	5.00%	08/01/2039	35	38,592
University of Minnesota, Series 2019 A, RB	5.00%	04/01/2044	90	97,284
				305,896
Mississippi-0.07%
Mississippi (State of), Series 2019 B, GO Bonds	4.00%	10/01/2037	25	25,764
Missouri-0.18%
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2022 A, RB	5.00%	06/01/2029	10	11,058
Springfield School District No. R-12, Series 2017, Ref. GO Bonds	4.00%	03/01/2029	50	52,828
				63,886
Nebraska-0.08%
Omaha (City of), NE Public Power District, Series 2018 A, RB	5.00%	02/01/2029	15	16,621
Omaha (City of), NE Public Power District, Series 2019 A, RB	5.00%	02/01/2033	10	11,209
				27,830
Nevada-1.04%
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2029	130	146,776
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2029	30	33,814
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2019, Ref. RB	5.00%	07/01/2033	35	38,896
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2031	25	28,112
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2032	20	22,349
Clark (County of), NV Department of Aviation, Series 2019 B, Ref. RB	5.00%	07/01/2035	100	109,319
				379,266
New Jersey-2.78%
Gloucester (County of), NJ Improvement Authority (The) (Rowan University), Series 2019, RB	5.00%	07/01/2044	25	26,897
New Jersey (State of), Series 2020 A, GO Bonds	5.00%	06/01/2029	125	140,562
New Jersey (State of) Economic Development Authority, Series 2019, RB	5.00%	06/15/2044	250	256,252
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	5.00%	11/01/2044	225	230,538
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB	5.00%	12/15/2029	150	163,662
New Jersey (State of) Turnpike Authority, Series 2005 A, Ref. RB, (INS - AGM)(b)	5.25%	01/01/2029	120	136,119
New Jersey (State of) Turnpike Authority, Series 2019 A, RB	5.00%	01/01/2048	55	58,075
				1,012,105
New Mexico-0.98%
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2029	125	141,436
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2029	190	215,739
				357,175
New York-16.23%
Battery Park (City of), NY Authority, Series 2019 B, Ref. RB	5.00%	11/01/2038	100	110,233
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - BAM)(b)	5.00%	11/15/2044	100	105,519
New York & New Jersey (States of) Port Authority, Series 2019 217, RB	4.00%	11/01/2039	20	20,044
New York & New Jersey (States of) Port Authority, Two Hundred Thirteenth Series 2019, Ref. RB	5.00%	09/01/2031	40	44,969
New York & New Jersey (States of) Port Authority, Two Hundred Thirteenth Series 2019, Ref. RB	5.00%	09/01/2033	75	83,722
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	4.00%	09/01/2039	35	35,075
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2019 BB-1, RB	5.00%	06/15/2049	$200	$212,783
New York (City of), NY, Series 2019 CC-1, RB	5.00%	06/15/2044	105	112,380
New York (City of), NY, Series 2019 E, Ref. GO Bonds	5.00%	08/01/2029	30	33,717
New York (City of), NY, Series 2019, Ref. RB	5.00%	06/15/2040	135	145,867
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2029	30	33,991
New York (City of), NY, Series 2020 B-1, GO Bonds	5.00%	10/01/2036	30	32,862
New York (City of), NY, Subseries 2008 L-6, GO Bonds	5.00%	04/01/2031	195	219,406
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2035	155	170,128
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2039	100	107,841
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2043	300	320,041
New York (City of), NY, Subseries 2019 EE-2, Ref. RB	5.00%	06/15/2040	270	290,368
New York (City of), NY, Subseries 2019 FF-2, Ref. RB	5.00%	06/15/2038	50	54,285
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2041	40	39,118
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	5.00%	11/01/2035	140	155,508
New York (City of), NY Transitional Finance Authority, Series 2019 C-1, RB	5.00%	11/01/2035	15	16,553
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2040	30	29,583
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	5.00%	11/01/2029	75	85,707
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB	5.00%	07/15/2029	95	105,603
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2037	285	311,369
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-2, RB	5.00%	05/01/2039	100	108,354
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2035	100	109,960
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2037	35	38,118
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2038	100	108,568
New York (State of) Dormitory Authority, Series 2019, RB	5.00%	07/01/2039	325	344,741
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2029	50	56,568
New York (State of) Dormitory Authority (Bid Group 2), Series 2019 A, Ref. RB	5.00%	03/15/2031	175	196,675
New York (State of) Dormitory Authority (Bid Group 3), Series 2019 A, Ref. RB	5.00%	03/15/2040	325	350,182
New York (State of) Dormitory Authority (Bid Group 3), Series 2019 A, Ref. RB	5.00%	03/15/2043	55	58,806
New York (State of) Dormitory Authority (Bid Group 4), Series 2019 A, Ref. RB	5.00%	03/15/2044	300	320,120
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2029	25	28,467
New York (State of) Dormitory Authority (Rochester Institute of Technology), Series 2019 A, RB	5.00%	07/01/2049	120	127,161
New York City Health and Hospitals Corp., Series 2021 A, Ref. RB	5.00%	02/15/2029	90	100,920
New York State Energy Research & Development Authority (New Yourk State Electric & Gas Corp.), Series 1994 D, Ref. RB	3.50%	10/01/2029	55	54,145
New York State Environmental Facilities Corp., Series 2019 B, Ref. RB	5.00%	06/15/2044	70	75,282
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2040	330	356,749
New York State Urban Development Corp., Series 2020 E, Ref. RB	5.00%	03/15/2029	40	45,082
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2029	120	135,247
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2040	90	98,547
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2045	95	102,859
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2029	25	28,570
Triborough Bridge & Tunnel Authority, Series 2022, RB	5.00%	05/15/2029	80	90,958
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 A, RB	5.00%	11/15/2049	100	105,692
				5,918,443
North Carolina-1.65%
Charlotte (City of), NC, Series 2018, Ref. RB	5.00%	07/01/2029	50	56,095
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2029	190	214,573
North Carolina (State of), Series 2019 A, RB	5.00%	05/01/2032	15	16,867
North Carolina (State of), Series 2019 A, RB	4.00%	05/01/2034	100	104,541
North Carolina (State of), Series 2022 A, RB	5.00%	05/01/2029	15	16,940
North Carolina (State of) (Garvee), Series 2019, RB	5.00%	03/01/2031	95	106,594
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGM)(b)	5.00%	01/01/2036	50	53,674
Wake (County of), NC, Series 2021, RB	5.00%	03/01/2029	30	33,846
				603,130
Ohio-2.66%
American Municipal Power, Inc. (Combined Hydroelectric), Series 2020 A, Ref. RB	5.00%	02/15/2029	25	27,838
Columbus (City of), OH, Series 2018 A, GO Bonds	5.00%	04/01/2029	50	56,213
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2031	20	22,617
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2037	55	60,685
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of), Series 2019 A, GO Bonds	5.00%	06/15/2038	$150	$164,600
Ohio (State of), Series 2019, RB	5.00%	12/15/2029	50	57,008
Ohio (State of) Water Development Authority, Series 2019, RB	5.00%	12/01/2039	100	110,594
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2035	155	174,052
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2037	85	94,622
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2044	40	43,386
Ohio State University (The), Series 2020 A, Ref. RB	5.00%	12/01/2029	50	57,111
Ross (County of), OH (Adena Health System Obligated Group), Series 2019, Ref. RB	5.00%	12/01/2049	100	101,590
				970,316
Oregon-1.54%
Multnomah (County of), OR, Series 2021 A, GO Bonds	5.00%	06/15/2029	190	216,443
Oregon (State of) (Article XI-Q State), Series 2019 A, GO Bonds	5.00%	05/01/2033	60	67,646
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2036	150	166,435
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2034	100	112,570
				563,094
Pennsylvania-4.58%
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	5.00%	07/15/2034	40	42,970
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center), Series 2019 A, Ref. RB	4.00%	07/15/2036	100	99,373
Delaware River Port Authority, Series 2018 A, RB	5.00%	01/01/2032	35	38,640
Delaware River Port Authority, Series 2018 A, RB	5.00%	01/01/2035	75	81,839
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2051	200	203,741
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	5.00%	09/01/2031	55	59,969
Pennsylvania (Commonwealth of), First Series 2020, GO Bonds	5.00%	05/01/2029	70	78,922
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2029	35	39,485
Pennsylvania (Commonwealth of), Series 2019, Ref. GO Bonds	5.00%	07/15/2029	90	101,789
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2044	315	334,457
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019, Ref. RB	5.00%	12/01/2029	35	39,057
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2031	35	38,054
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2034	110	119,568
Philadelphia (City of), PA, Series 2019 B, GO Bonds	5.00%	02/01/2037	100	106,621
Philadelphia (City of), PA, Series 2019 B, RB	5.00%	11/01/2044	110	116,516
Philadelphia School District (The), Series 2019 A, GO Bonds	5.00%	09/01/2031	20	21,984
Wilkes-Barre Area School District, Series 2019, GO Bonds, (INS - BAM)(b)	5.00%	04/15/2059	145	148,924
				1,671,909
Rhode Island-0.31%
Rhode Island Health & Educational Building Corp. (Brown University), Series 2019 A, Ref. RB	5.00%	09/01/2029	100	114,506
South Carolina-0.38%
Spartanburg County School District No. 7, Series 2019 D, GO Bonds	5.00%	03/01/2048	130	138,476
Tennessee-0.28%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2044	100	101,351
Texas-7.28%
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2044	100	106,578
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2032	40	45,229
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2033	100	112,741
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2038	40	43,981
Board of Regents of the University of Texas System, Series 2019 A, Ref. RB	5.00%	08/15/2039	30	32,868
Board of Regents of the University of Texas System, Series 2019 B, RB	5.00%	08/15/2029	150	171,435
Collin County Community College District, Series 2020 A, GO Bonds	5.00%	08/15/2031	100	113,142
Conroe Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	30	33,877
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	60	67,342
Dallas (City of), TX Area Rapid Transit, Series 2019, Ref. RB	5.00%	12/01/2029	35	40,026
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Dallas (City of), TX Independent School District, Series 2019 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2031	$25	$26,389
Dallas (County of), TX Hospital District, Series 2019, Ref. GO Bonds	5.00%	08/15/2029	75	82,856
Fort Bend Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	100	96,909
Frisco Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2036	75	82,828
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	07/01/2029	35	38,503
Lewisville Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2035	50	51,460
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2032	20	22,215
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2036	200	216,816
North Texas Tollway Authority, Series 2019 A, Ref. RB	5.00%	01/01/2038	125	133,981
North Texas Tollway Authority, Series 2019 A, Ref. RB	4.00%	01/01/2039	75	74,235
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2032	50	52,961
San Antonio (City of), TX, Series 2019, Ref. GO Bonds	5.00%	08/01/2031	110	124,321
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2032	105	113,267
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center), Series 2020, Ref. RB	3.00%	12/01/2050	125	93,296
Texas (State of) Water Development Board, Series 2019, RB	5.00%	04/15/2032	135	153,435
Texas (State of) Water Development Board, Series 2019, RB	4.00%	10/15/2036	125	129,375
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	5.00%	12/31/2033	90	95,704
Travis (County of), TX, Series 2019 A, Ctfs. Of Obligation	5.00%	03/01/2032	100	111,882
Trinity River Authority, Series 2020, Ref. RB	5.00%	08/01/2029	20	22,726
Webb (County of), TX, Series 2020, Ctfs. Of Obligation	4.00%	02/15/2045	15	14,701
Williamson (County of), TX, Series 2020, GO Bonds	4.00%	02/15/2040	150	148,699
				2,653,778
Utah-0.54%
Board of Regents of Utah University, Series 1998 A, Ref. RB, (INS - NATL)(b)	5.50%	04/01/2029	100	111,051
Utah (State of), Series 2020, GO Bonds	5.00%	07/01/2029	75	84,899
				195,950
Virginia-0.93%
Charles City (County of), VA Economic Development Authority (Wate Management, Inc.), Series 2004 A, RB	2.88%	02/01/2029	30	27,370
Richmond (City of), VA, Series 2017 D, Ref. GO Bonds	5.00%	03/01/2029	10	11,331
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2017 E, Ref. RB	5.00%	02/01/2029	200	221,716
Virginia (Commonwealth of) College Building Authority (21st Century College), Series 2019 C, Ref. RB	5.00%	02/01/2029	30	33,910
Virginia (Commonwealth of) Public Building Authority, Series 2020 B, Ref. RB	5.00%	08/01/2029	40	45,635
				339,962
Washington-2.93%
Energy Northwest (Columbia Generating Station), Series 2019 A, Ref. RB	5.00%	07/01/2035	35	38,696
King (County of), WA Public Hospital District No. 2 (Evergreen Health), Series 2020 A, GO Bonds	4.00%	12/01/2045	105	100,266
Snohomish County School District No. 201 Snohomish, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2029	35	39,906
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2029	35	39,908
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2031	50	56,867
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2035	35	38,946
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2036	30	33,269
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2039	210	230,631
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2044	250	270,255
Washington (State of), Series 2019 C, GO Bonds	5.00%	02/01/2035	60	66,433
Washington (State of) Health Care Facilities Authority (Commonspirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2044	150	152,026
				1,067,203
West Virginia-0.56%
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2040	10	10,901
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2029 Municipal Bond ETF (BSMT)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia-(continued)
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2043	$85	$91,825
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital Obligated Group), Series 2018, Ref. RB	5.00%	01/01/2043	100	100,920
				203,646
Wisconsin-0.33%
Wisconsin (State of), Series 2020 1, Ref. GO Bonds	5.00%	05/01/2029	75	85,361
Wisconsin (State of), Series 2021-2, Ref. GO Bonds	5.00%	05/01/2029	30	34,144
				119,505
TOTAL INVESTMENTS IN SECURITIES(d)-98.23% (Cost $37,158,995)				35,829,795
OTHER ASSETS LESS LIABILITIES-1.77%				645,536
NET ASSETS-100.00%				$36,475,331

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
NCCU	-North Carolina Central university
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2030 Municipal Bond ETF (BSMU)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.18%
Alabama-1.57%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2035	$100	$112,935
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	4.00%	11/01/2036	100	102,761
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2037	200	224,503
				440,199
Arizona-1.72%
Arizona (State of) Sports & Tourism Authority, Series 2022, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2030	100	110,982
Phoenix Civic Improvement Corp., Series 2020 A, RB	5.00%	07/01/2044	135	146,785
Salt River Project Agricultural Improvement & Power District, Series 2019, RB	5.00%	01/01/2037	205	227,076
				484,843
California-15.84%
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2030	90	103,973
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2030	20	22,766
California (State of), Series 2020, GO Bonds	5.00%	03/01/2030	25	28,843
California (State of), Series 2020, GO Bonds	5.00%	03/01/2034	200	227,935
California (State of), Series 2020, GO Bonds	5.00%	03/01/2034	250	284,918
California (State of), Series 2020, GO Bonds	4.00%	11/01/2035	100	104,547
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2030	40	43,644
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2030	60	69,956
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2032	50	57,608
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2036	100	103,713
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2038	175	179,551
California (State of), Series 2021, GO Bonds	5.00%	12/01/2035	80	91,260
California (State of), Series 2021, GO Bonds	5.00%	12/01/2043	60	66,306
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2030	40	46,516
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2033	75	87,128
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2030	60	68,851
Chino Valley Unified School District, Series 2020 B, GO Bonds	5.00%	08/01/2055	45	48,171
Long Beach (City of), CA Bond Finance Authority, Series 2007 A, RB	5.50%	11/15/2030	50	55,026
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 B, Ref. RB	5.00%	05/15/2034	200	227,320
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2040	125	138,790
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2050	200	216,567
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	4.00%	07/01/2030	75	82,062
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2040	40	44,300
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2036	25	28,168
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2037	70	78,475
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2033	25	28,751
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2034	105	119,688
Los Angeles Unified School District, Series 2020 A, Ref. GO Bonds	5.00%	07/01/2032	160	184,614
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	5.00%	07/01/2033	130	149,164
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2039	115	129,389
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2040	90	100,696
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2030	70	79,769
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2038	25	27,958
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2050	100	108,327
San Francisco (City of), CA Public Utilities Commission (Green Bonds), Series 2020 A, RB	5.00%	11/01/2050	180	195,218
Turlock (City of), CA Irrigation District, Series 2020, Ref. RB	5.00%	01/01/2041	250	273,945
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2038	205	228,856
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2039	190	211,283
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2043	100	109,606
				4,453,658
Colorado-1.46%
Colorado (State of), Series 2020 A, COP	5.00%	12/15/2033	25	28,433
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2030	70	76,845
Denver (City & County of), CO, Series 2020 A, GO Bonds	5.00%	08/01/2033	40	46,085
Denver (City & County of), CO, Series 2020 B, Ref. GO Bonds	5.00%	08/01/2030	180	208,508
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2038	$25	$27,910
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2039	20	22,235
				410,016
Connecticut-2.95%
Connecticut (State of), Series 2019 A, GO Bonds	5.00%	04/15/2030	100	112,407
Connecticut (State of), Series 2020 A, RB	5.00%	05/01/2038	245	271,671
Connecticut (State of), Series 2020 C, GO Bonds	4.00%	06/01/2037	250	254,439
Connecticut (State of), Series 2022 D, Ref. GO Bonds	5.00%	09/15/2030	165	189,493
				828,010
Delaware-1.35%
Delaware (State of), Series 2020 A, GO Bonds	4.00%	01/01/2032	100	107,663
Delaware (State of) Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2030	235	272,744
				380,407
District of Columbia-2.11%
District of Columbia, Series 2020 A, RB	5.00%	03/01/2036	165	185,314
District of Columbia, Series 2020 A, RB	5.00%	03/01/2037	170	189,381
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2045	205	219,319
				594,014
Florida-2.52%
Broward (County of), FL School Board, Series 2020 A, COP	5.00%	07/01/2033	20	22,298
Jacksonville (City of), FL, Series 2015, Ref. RB	3.00%	10/01/2030	50	49,410
Miami-Dade (County of), FL, Series 2015 B, Ref. GO Bonds	3.00%	07/01/2030	25	25,007
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2030	35	39,879
Miami-Dade (County of), FL Transit System, Series 2020 A, RB	4.00%	07/01/2046	200	187,006
Palm Beach County School District, Series 2020 A, COP	5.00%	08/01/2033	100	111,989
Palm Beach County School District, Series 2020 A, COP	5.00%	08/01/2034	50	55,576
Tampa (City of), FL, Series 2020 A, RB	5.00%	10/01/2046	200	218,550
				709,715
Georgia-1.59%
Georgia (State of), Series 2020 A, GO Bonds	5.00%	08/01/2032	10	11,573
Georgia (State of) (Bid Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2033	65	74,937
Georgia (State of) (Bidding Group 1), Series 2020 A, GO Bonds	4.00%	08/01/2035	20	21,006
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2032	15	17,233
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	5.00%	09/01/2033	250	286,046
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2035	35	35,941
				446,736
Hawaii-0.83%
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2020 B, Ref. GO Bonds	5.00%	03/01/2030	40	45,807
Honolulu (City & County of), HI (Honolulu Rail Transit), Series 2021, GO Bonds	5.00%	03/01/2030	165	188,840
				234,647
Illinois-5.08%
Chicago (City of), IL, Series 2020 A, Ref. GO Bonds	5.00%	01/01/2030	145	148,290
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2033	200	220,054
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2008 A, Ref. RB	5.00%	11/01/2030	235	244,708
Illinois (State of) Toll Highway Authority, Series 2019 B, Ref. RB	5.00%	01/01/2030	15	17,052
Illinois (State of) Toll Highway Authority, Series 2019, Ref. RB	5.00%	01/01/2030	175	198,938
Sales Tax Securitization Corp., Series 2021 A, Ref. RB	5.00%	01/01/2030	550	599,081
				1,428,123
Indiana-1.31%
Indiana (State of) Finance Authority (Green Bonds), Series 2021 A, Ref. RB	5.00%	02/01/2030	80	91,667
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.), Series 2010 A, RB	3.00%	11/01/2030	150	133,760
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.), Series 2010 B, RB	2.50%	11/01/2030	100	85,895
Indiana (State of) Finance Authority (Stadium), Series 2022 A, Ref. RB	5.00%	02/01/2030	50	56,978
				368,300
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-0.71%
New Orleans (City of), LA, Series 2021 A, GO Bonds	5.00%	12/01/2046	$75	$78,428
New Orleans (City of), LA, Series 2021 A, GO Bonds	5.00%	12/01/2050	115	119,730
				198,158
Maryland-3.03%
Baltimore (City of), MD (Water), Series 2020 A, RB	5.00%	07/01/2050	100	106,853
Maryland (State of) (Bidding Group 1), Series 2020 A, GO Bonds	5.00%	03/15/2030	35	40,455
Maryland (State of) (Bidding Group 2), Second Series 2019 A, GO Bonds	5.00%	08/01/2030	45	51,455
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	03/15/2033	125	143,493
Maryland (State of) (Bidding Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2035	200	227,745
Maryland (State of) Transportation Authority, Series 2020, RB	5.00%	07/01/2030	20	23,093
Montgomery (County of), MD, Series 2020 B, Ref. GO Bonds	4.00%	11/01/2030	100	109,277
Prince George’s (County of), MD, Series 2019 A, GO Bonds	5.00%	07/15/2030	130	148,537
				850,908
Massachusetts-6.00%
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2030	55	62,074
Massachusetts (Commonwealth of), Series 2020 C, GO Bonds	2.75%	03/01/2050	15	10,969
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2045	120	130,617
Massachusetts (Commonwealth of), Series 2020, GO Bonds	5.00%	07/01/2036	190	213,291
Massachusetts (Commonwealth of), Series 2020, GO Bonds	5.00%	07/01/2040	225	248,711
Massachusetts (Commonwealth of), Series 2020, GO Bonds	5.00%	07/01/2045	245	265,886
Massachusetts (Commonwealth of) (Enhancement), Series 2021 B, RB	5.00%	06/01/2043	105	114,707
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2007 A-1, Ref. RB	5.25%	07/01/2030	25	29,330
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Massachusetts Institute of Technology), Series 2004 M, RB	5.25%	07/01/2030	150	177,217
Massachusetts (Commonwealth of) Transportation Fund (Sustainability Bonds), Series 2021 A, RB	5.00%	06/01/2051	35	37,648
Massachusetts (Commonwelath of) School Building Authority (Social Bonds), Series 2020 A, RB	5.00%	08/15/2045	250	271,603
Massachusetts (Commonwelath of) School Building Authority (Social Bonds), Series 2020 A, RB	5.00%	08/15/2050	115	124,176
				1,686,229
Michigan-1.47%
Detroit City School District, Series 2005 A, Ref. GO Bonds, (INS - AGM)(a)	5.25%	05/01/2030	205	236,842
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2033	60	69,250
Michigan (State of) Building Authority, Series 2020 I, Ref. RB	5.00%	10/15/2030	70	80,274
Walled Lake Consolidated School District, Series 2020, GO Bonds	5.00%	05/01/2050	25	26,631
				412,997
Minnesota-0.55%
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2040	140	155,591
Missouri-0.51%
Curators of the University of Missouri (The), Series 2020 B, RB	5.00%	11/01/2030	125	144,680
Nebraska-0.58%
Omaha (City of), NE Public Power District, Series 2021 A, RB	5.00%	02/01/2046	150	163,446
Nevada-0.28%
Clark (County of), NV, Series 2020 C, Ref. RB	5.00%	07/01/2030	70	79,952
New Jersey-1.09%
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2050	300	305,866
New Mexico-0.20%
New Mexico (State of) Finance Authority, Series 2021 A, RB	5.00%	06/15/2030	50	57,438
New York-22.20%
Long Island (City of), NY Power Authority, Series 2020 A, Ref. RB	5.00%	09/01/2037	155	168,863
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	4.75%	11/15/2045	450	438,681
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	400	404,006
Nassau (County Of), NY Interim Finance Authority, Series 2021 A, Ref. RB	5.00%	11/15/2030	120	140,373
New York & New Jersey (States of) Port Authority, Two Hundred Twelfth Series 2019, Ref. RB	5.00%	09/01/2030	100	112,723
New York (City of), NY, Series 2020 A-1, Ref. GO Bonds	5.00%	08/01/2030	200	229,883
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2035	110	122,152
New York (City of), NY, Series 2020 C-1, Ref. GO Bonds	5.00%	08/01/2030	95	109,194
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2043	100	107,319
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2020 EE, Ref. RB	5.00%	06/15/2030	$70	$80,979
New York (City of), NY, Series 2020, RB	5.00%	06/15/2030	100	115,685
New York (City of), NY, Series 2020, Ref. RB	5.00%	06/15/2050	150	160,064
New York (City of), NY, Series 2022 B-1, Ref. GO Bonds	5.00%	08/01/2030	75	86,206
New York (City of), NY, Subseries 2019 L-6, GO Bonds	5.00%	04/01/2030	20	22,530
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	4.00%	03/01/2032	200	208,151
New York (City of), NY Municipal Water Finance Authority, Series 2020, RB	5.00%	06/15/2032	35	40,569
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2033	180	204,998
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2034	200	225,724
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2041	50	54,306
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2046	100	79,256
New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	5.00%	12/01/2032	100	113,405
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2030	115	129,384
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2033	265	300,751
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2034	80	89,697
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2041	90	96,671
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	15	15,866
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	5.00%	03/15/2030	130	149,147
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2030	25	28,611
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2036	500	553,135
New York State Urban Development Corp., Series 2020 C, Ref. RB	5.00%	03/15/2047	350	373,239
New York State Urban Development Corp., Series 2020 E, Ref. RB	5.00%	03/15/2030	200	228,889
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2043	55	59,091
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2044	115	123,259
New York State Urban Development Corp. (Bidding Group 1), Series 2021 A, Ref. RB	5.00%	03/15/2030	90	103,320
Triborough Bridge & Tunnel Authority, Series 2018 B, Ref. RB	5.00%	11/15/2030	185	214,393
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2049	500	530,950
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2054	20	21,064
				6,242,534
North Carolina-2.57%
North Carolina (State of), Series 2019 B, GO Bonds	5.00%	06/01/2030	25	28,507
North Carolina (State of), Series 2020 A, GO Bonds	5.00%	06/01/2030	500	579,549
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB, (INS - AGM)(a)	5.00%	01/01/2049	110	113,162
				721,218
Ohio-2.47%
Hamilton (County of), OH (UC Health), Series 2020, RB	5.00%	09/15/2050	200	200,534
Ohio (State of), Series 2021 B, Ref. GO Bonds	5.00%	09/15/2030	110	126,826
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2040	200	221,576
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2050	135	145,257
				694,193
Oregon-1.41%
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2050	150	155,472
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2037	65	72,516
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2039	90	99,678
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2040	10	11,062
Portland (City of), OR, Series 2019 A, Ref. RB	5.00%	03/01/2030	50	56,837
				395,565
Pennsylvania-2.11%
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University), Series 2020, RB	5.00%	02/01/2030	25	28,541
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 B, RB	5.00%	12/01/2045	230	241,598
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2045	305	323,601
				593,740
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-0.63%
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2032	$90	$97,744
South Carolina (State of) Transportation Infrastructure Bank, Series 2021 B, Ref. RB	5.00%	10/01/2030	70	80,495
				178,239
Tennessee-0.37%
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2054	100	103,467
Texas-6.63%
Board of Regents of the University of Texas System, Series 2020 A, Ref. RB	5.00%	08/15/2030	85	98,713
Cypress-Fairbanks Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	25	28,166
Dallas (City of), TX, Series 2020 C, Ref. RB	4.00%	10/01/2049	200	199,652
Harris (County of), TX Port Authority of Houston, Series 2020 A-2, Ref. GO Bonds	4.00%	10/01/2037	160	161,790
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2036	40	40,721
Houston (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	125	134,325
Lamar Consolidated Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2043	40	40,348
Matagorda (County of), TX Navigation District No. 1 (AEP TEX), Series 2005 A, Ref. RB, (INS - AMBAC)(a)	4.40%	05/01/2030	125	127,970
Round Rock Independent School District, Series 2019 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2030	210	238,610
San Antonio (City of), TX, Series 2019, Ref. RB	5.00%	02/01/2036	20	21,759
San Antonio (City of), TX Water System, Series 2020 A, Ref. RB	5.00%	05/15/2050	200	214,444
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 A, Ref. RB	5.00%	08/15/2039	200	214,746
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2030	125	144,610
Texas (State of) Water Development Board, Series 2020, RB	4.00%	10/15/2045	200	198,521
				1,864,375
Utah-0.38%
Utah (County of), UT (IHC Health Services, Inc.), Series 2020 A, RB	5.00%	05/15/2043	100	106,900
Virginia-1.29%
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2030	65	74,882
Fairfax (County of), VA, Series 2020 A, Ref. GO Bonds	5.00%	10/01/2031	100	114,924
Virginia (Commonwealth of) Public Building Authority (Bidding Group 1), Series 2022 A, RB	5.00%	08/01/2030	150	173,869
				363,675
Washington-4.75%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2030	100	115,898
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	5.00%	07/01/2037	125	138,857
Energy Northwest (Columbia Generating Station), Series 2020 A, Ref. RB	5.00%	07/01/2039	100	110,312
King (County of), WA, Series 2021 A, GO Bonds	5.00%	01/01/2030	75	85,828
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2030	15	17,093
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2041	75	82,382
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2043	25	27,355
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2034	50	56,666
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2037	150	166,825
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2041	115	125,669
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2038	80	89,078
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2040	30	33,027
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2032	70	80,440
Washington (State of) (Bid Group 1), Series 2020 A, GO Bonds	5.00%	08/01/2033	90	103,024
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2050	100	102,217
				1,334,671
Wisconsin-0.62%
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2030	150	173,411
TOTAL INVESTMENTS IN SECURITIES(b)-98.18% (Cost $28,796,909)				27,605,921
OTHER ASSETS LESS LIABILITIES-1.82%				510,517
NET ASSETS-100.00%				$28,116,438

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2030 Municipal Bond ETF (BSMU)—(continued)
November 30, 2022
(Unaudited)
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2031 Municipal Bond ETF (BSMV)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.86%
Alabama-0.09%
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	5.00%	11/01/2031	$10	$11,565
Arizona-1.32%
Salt River Project Agricultural Improvement & Power District, Series 2020 A, Ref. RB	5.00%	01/01/2045	150	164,060
Arkansas-0.96%
University of Arkansas, Series 2021 A, RB	5.00%	12/01/2045	110	119,346
California-18.99%
California (State of), Series 2019, Ref. GO Bonds	5.00%	04/01/2031	10	11,716
California (State of), Series 2020, Ref. GO Bonds	5.00%	03/01/2031	5	5,762
California (State of), Series 2020, Ref. GO Bonds	5.00%	11/01/2031	15	17,475
California (State of), Series 2021, GO Bonds	4.00%	10/01/2033	110	118,031
California (State of), Series 2021, GO Bonds	4.00%	10/01/2034	250	264,985
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2031	20	23,554
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2041	100	111,832
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2041	50	50,841
California (State of) (Bid Group C), Series 2021 C, Ref. GO Bonds	5.00%	10/01/2031	35	41,260
California (State of) Department of Water Resources, Series 2020 BB, Ref. RB	5.00%	12/01/2031	10	11,742
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2031	15	17,734
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	5.00%	12/01/2033	5	5,854
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2035	150	155,802
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	5.00%	05/01/2034	25	28,994
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	5.00%	05/01/2035	25	28,604
Contra Costa (County of), CA Water District, Series 2021 W, Ref. RB	5.00%	10/01/2051	50	55,414
Foothill-De Anza Community College District, Series 2021 A, Ref. GO Bonds	3.00%	08/01/2039	30	25,883
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2045	20	21,797
Los Angeles (City of), CA Department of Airports, Series 2021 B, Ref. RB	5.00%	05/15/2048	45	48,818
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2037	250	281,762
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2045	30	33,054
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2051	100	108,717
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	06/01/2033	110	128,370
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	07/01/2038	100	113,007
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	4.00%	06/01/2039	10	10,267
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	07/01/2041	20	22,297
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2021 A, RB	5.00%	07/01/2046	60	65,975
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020, RB	5.00%	06/01/2031	10	11,637
Los Angeles Unified School District, Series 2021 A, Ref. GO Bonds	5.00%	07/01/2031	10	11,709
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2051	250	260,806
San Diego (County of), CA Regional Transportation Commission, Series 2021 B, Ref. RB	5.00%	04/01/2045	25	27,823
San Diego (County of), CA Water Authority (Green Bonds), Series 2021 B, Ref. RB	4.00%	05/01/2038	10	10,266
San Francisco (City & County of), CA (Moscone Convention Center Expansion), Series 2017 B, COP	3.00%	04/01/2031	65	64,448
San Francisco (County of), CA Transportation Authority, Series 2017, RB	3.00%	02/01/2031	15	15,018
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2033	5	5,832
Ventura County Community College District, Series 2015, Ref. GO Bonds	3.13%	08/01/2031	150	149,927
				2,367,013
Colorado-0.92%
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2033	10	11,522
Colorado (State of), Series 2021 A, COP	5.00%	12/15/2034	10	11,430
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3), Series 2020 A, Ref. RB	4.00%	07/15/2034	5	4,823
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3), Series 2020 A, Ref. RB	4.00%	07/15/2036	10	9,436
Denver City & County School District No. 1, Series 2021, GO Bonds	5.00%	12/01/2031	10	11,531
Regional Transportation District (Green Bonds), Series 2021, Ref. RB	4.00%	11/01/2039	65	65,979
				114,721
Connecticut-1.01%
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2034	20	22,873
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2036	100	102,566
				125,439
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Delaware-1.25%
Delaware (State of), Series 2020 A, GO Bonds	5.00%	01/01/2031	$135	$155,402
District of Columbia-3.05%
District of Columbia, Series 2020 A, RB	5.00%	03/01/2031	15	17,296
District of Columbia, Series 2020 B, Ref. RB	5.00%	10/01/2031	60	70,835
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2035	25	28,332
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2031	40	45,830
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2031	10	11,627
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2034	15	15,625
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2041	175	190,539
				380,084
Florida-0.89%
Central Florida Expressway Authority, Series 2021 D, RB	5.00%	07/01/2031	15	17,160
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	4.00%	07/01/2035	5	5,103
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2031	10	11,708
Florida (State of), Series 2021 A, Ref. GO Bonds	5.00%	07/01/2031	30	35,360
Florida Development Finance Corp. (Lakeland Regional Health System), Series 2021, Ref. RB	4.00%	11/15/2034	20	20,030
Miami-Dade (County of), FL, Series 2021, RB	3.00%	10/01/2036	5	4,506
Pasco (County Of), FL School Board, Series 2021 A, Ref. COP	5.00%	08/01/2031	15	17,210
				111,077
Georgia-1.69%
Georgia (State of) (Bid Group 2), Series 2020 A, GO Bonds	5.00%	08/01/2031	15	17,406
Georgia (State of) (Bid Group 2), Series 2021 A, Ref. GO Bonds	4.00%	07/01/2037	185	193,019
				210,425
Hawaii-0.35%
Hawaii (State of) State Highway Fund, Series 2021, RB	5.00%	01/01/2041	40	44,064
Illinois-5.21%
Cook (County of), IL, Series 2021 A, Ref. GO Bonds	5.00%	11/15/2031	255	286,352
Illinois (State of), Series 2016, GO Bonds	3.50%	06/01/2031	5	4,691
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2046	50	50,182
Illinois (State of), Series 2022 B, Ref. GO Bonds	5.00%	03/01/2031	40	42,557
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	5.00%	07/01/2035	10	11,252
Illinois (State of) Finance Authority (Green Bonds), Series 2020, RB	4.00%	07/01/2038	250	254,660
				649,694
Indiana-1.75%
Crown Point Multi School Building Corp., Series 2021, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	01/15/2040	100	109,628
Indiana (State of) Finance Authority (CWA Authority), Series 2021 1, Ref. RB	5.00%	10/01/2031	30	35,135
Indiana (State of) Finance Authority (CWA Authority), Series 2021 1, Ref. RB	5.00%	10/01/2037	20	22,564
Indianapolis Local Public Improvement Bond Bank, Series 2021 A, Ref. RB, (INS - AGM)(a)	4.00%	06/01/2036	50	50,717
				218,044
Maryland-3.79%
Maryland (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	03/01/2035	250	287,610
Maryland (State of) Department of Transportation, Series 2019, RB	2.13%	10/01/2031	60	53,196
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2046	120	131,580
				472,386
Massachusetts-4.61%
Massachusetts (Commonwealth of), Series 2021 A, Ref. RB	5.00%	06/01/2042	350	386,967
Massachusetts (Commonwealth of) Port Authority, Series 2021 D, RB	5.00%	07/01/2051	15	16,296
Massachusetts (Commonwealth of) Transportation Fund, Series 2021 A, Ref. RB	5.00%	06/01/2041	155	171,691
				574,954
Michigan-2.51%
Michigan (State of), Series 2020 B, RB	5.00%	11/15/2031	15	17,415
Michigan (State of), Series 2021, RB	5.00%	11/15/2033	200	234,075
Michigan (State of), Series 2021, RB	4.00%	11/15/2037	60	61,780
				313,270
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-0.33%
Minnesota (State of), Series 2020 A, GO Bonds	5.00%	08/01/2031	$35	$40,509
Nevada-0.09%
Clark (County of), NV Department of Aviation, Series 2021 A, RB	5.00%	07/01/2033	10	11,409
New Jersey-3.03%
New Jersey (State of), Series 2020 A, GO Bonds	4.00%	06/01/2031	255	270,274
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2036	100	107,005
				377,279
New Mexico-0.94%
New Mexico (State of) Severance Tax Permanent Fund, Series 2021 A, RB	5.00%	07/01/2031	100	116,697
New York-20.11%
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	5.00%	02/15/2031	25	28,825
Nassau (County Of), NY Interim Finance Authority, Series 2021 A, Ref. RB	4.00%	11/15/2034	300	324,347
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	5.00%	07/15/2033	35	40,056
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2035	20	20,469
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2037	15	15,105
New York & New Jersey (States of) Port Authority, Series 2021 224, Ref. RB	4.00%	07/15/2038	5	5,025
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	4.00%	07/15/2040	90	89,881
New York (City of), NY, Series 2020 B-1, Ref. GO Bonds	5.00%	11/01/2031	225	258,498
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2047	115	123,012
New York (City of), NY, Series 2021 BB-1, Ref. RB	5.00%	06/15/2044	45	48,918
New York (City of), NY, Series 2021 CC-1, RB	5.00%	06/15/2051	55	58,822
New York (City of), NY, Series 2021 DD, Ref. RB	5.00%	06/15/2031	100	117,217
New York (City of), NY, Series 2021 DD, Ref. RB	4.00%	06/15/2036	10	10,214
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2036	15	16,667
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2042	165	177,936
New York (City of), NY, Series 2021 F-1, GO Bonds	4.00%	03/01/2047	10	9,544
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2031	50	56,305
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	5.00%	02/01/2035	80	90,109
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	5.00%	02/01/2036	20	22,300
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	5.00%	11/01/2031	215	249,496
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	5.00%	11/01/2034	150	169,711
New York (City of), NY Transitional Finance Authority, Subseries 2021 S-1, Ref. RB	5.00%	07/15/2031	10	11,725
New York (City of), NY Trust for Cultural Resources (Lincoln Center for Performing Arts), Series 2020 A, Ref. RB	5.00%	12/01/2031	20	22,740
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2033	150	172,867
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2035	10	11,250
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2036	65	72,590
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2040	30	29,739
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	5.00%	07/01/2051	75	80,968
New York (State of) Power Authority (Green Transmission), Series 2022, RB, (INS - AGM)(a)	5.00%	11/15/2031	105	123,506
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	5.00%	05/15/2051	25	26,576
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2039	10	11,005
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	5.00%	05/15/2040	10	10,951
				2,506,374
North Carolina-1.37%
North Carolina (State of) (Build North Carolina Programs), Series 2020 B, RB	5.00%	05/01/2031	45	51,521
Wake (County of), NC, Series 2021, RB	4.00%	03/01/2033	15	15,972
Wake (County of), NC, Series 2021, RB	4.00%	03/01/2038	100	102,610
				170,103
Ohio-2.36%
American Municipal Power, Inc. (Fremont Energy Center), Series 2021, Ref. RB	4.00%	02/15/2036	100	99,951
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	4.00%	08/01/2051	10	8,919
Ohio (State of), Series 2021 A, GO Bonds	4.00%	05/01/2038	35	35,930
Ohio (State of), Series 2021 B, Ref. GO Bonds	5.00%	09/15/2031	30	35,015
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2051	$50	$54,120
Ohio (State of) Water Development Authority, Series 2021, RB	5.00%	06/01/2046	55	60,527
				294,462
Oklahoma-0.85%
Cleveland (County of), OK Educational Facilities Authority (Moore Public Schools), Series 2021, RB	4.00%	06/01/2031	100	105,929
Pennsylvania-2.18%
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	5.00%	05/15/2031	20	23,207
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2021 A, Ref. RB	5.00%	08/15/2044	50	53,376
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 C, Ref. RB	5.00%	12/01/2046	95	99,933
Philadelphia (City of), PA, Series 2021 C, RB	5.00%	10/01/2046	90	95,617
				272,133
Tennessee-0.55%
Clarksville (City of), TN, Series 2021 A, RB	5.00%	02/01/2045	25	27,198
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	4.00%	01/01/2031	30	31,905
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 C, GO Bonds	3.00%	01/01/2033	10	9,515
				68,618
Texas-6.23%
Board of Regents of the University of Texas System, Series 2021 A, Ref. RB	5.00%	08/15/2031	55	64,551
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020, Ref. RB	5.00%	11/01/2031	60	67,980
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, RB	5.00%	05/15/2046	100	104,858
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2034	320	328,561
North Texas Tollway Authority, Series 2021 B, RB	4.00%	01/01/2035	75	76,338
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2039	10	10,841
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2041	30	32,238
Texas (State of) Water Development Board, Series 2020, RB	5.00%	08/01/2031	30	34,587
Texas (State of) Water Development Board, Series 2021, RB	5.00%	08/01/2034	40	46,102
Trinity River Authority, Series 2020, Ref. RB	3.00%	08/01/2031	10	9,908
				775,964
Utah-2.24%
Granite School District Board of Education, Series 2021, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/01/2031	5	5,846
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2045	250	273,707
				279,553
Virginia-1.79%
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2031	5	5,874
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-1, RB	5.00%	08/01/2033	30	34,816
Virginia (Commonwealth of) Public Building Authority, Series 2021 A-2, RB	4.00%	08/01/2036	50	51,693
Virginia (Commonwealth of) Transportation Board (I-81 Regional Corridor), Series 2021, RB	5.00%	05/15/2057	120	130,095
				222,478
Washington-6.11%
Snohomish (County of), WA Public Utility District No. 1, Series 2021 A, RB	5.00%	12/01/2046	250	274,119
Washington (State of), Series 2021 R, Ref. GO Bonds	4.00%	08/01/2036	10	10,301
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2035	10	11,379
Washington (State of) (Bid Group 1), Series 2021 C, GO Bonds	5.00%	02/01/2037	250	281,471
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2040	165	183,610
				760,880
Wisconsin-1.29%
Wisconsin (State of), Series 2021 1, Ref. GO Bonds	5.00%	05/01/2031	140	161,197
TOTAL INVESTMENTS IN SECURITIES(b)-97.86% (Cost $12,910,646)				12,195,129
OTHER ASSETS LESS LIABILITIES-2.14%				267,000
NET ASSETS-100.00%				$12,462,129

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2031 Municipal Bond ETF (BSMV)—(continued)
November 30, 2022
(Unaudited)
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2022 USD Emerging Markets Debt ETF (BSBE)
November 30, 2022
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-92.13%
U.S. Treasury Bills-92.13%(a)
2.83%–3.48%, 12/15/2022	$5,600,000	$5,593,148
3.61%, 12/13/2022	9,900,000	9,888,328
		15,481,476
Total U.S. Treasury Securities (Cost $15,481,455)		15,481,476
U.S. Dollar Denominated Bonds & Notes-2.97%
Australia-0.59%
North Queensland Export Terminal Pty. Ltd., 4.45%, 12/15/2022(b)	100,000	98,757
China-1.19%
COSCO Finance 2011 Ltd., 4.00%, 12/03/2022(b)	200,000	199,992
Turkey-1.19%
Yapi ve Kredi Bankasi A.S., 5.50%, 12/06/2022(b)	200,000	200,679
Total U.S. Dollar Denominated Bonds & Notes (Cost $499,806)		499,428
	Shares	Value
Money Market Funds-3.68%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(c)(d) (Cost $618,111)	618,111	$618,111
TOTAL INVESTMENTS IN SECURITIES-98.78% (Cost $16,599,372)		16,599,015
OTHER ASSETS LESS LIABILITIES-1.22%		205,385
NET ASSETS-100.00%		$16,804,400
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $499,428, which represented 2.97% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,515,877	$15,773,567	$(24,671,333)	$-	$-	$618,111	$6,513

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)
November 30, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.10%
Brazil-10.13%
Banco Bradesco S.A., 2.85%, 01/27/2023(a)	$200,000	$199,479
Banco do Brasil S.A.
4.88%, 04/19/2023(a)	200,000	199,474
4.88%, 04/19/2023(a)	200,000	199,474
Banco Nacional de Desenvolvimento Economico e Social
5.75%, 09/26/2023(a)	200,000	200,345
5.75%, 09/26/2023(a)	200,000	200,345
Brazilian Government International Bond, 2.63%, 01/05/2023	600,000	598,800
Itau Unibanco Holding S.A.
2.90%, 01/24/2023(a)	200,000	199,681
2.90%, 01/24/2023(a)	100,000	99,841
5.13%, 05/13/2023(a)	400,000	399,912
5.13%, 05/13/2023(a)	300,000	299,934
		2,597,285
Chile-3.30%
Banco de Credito e Inversiones S.A.
4.00%, 02/11/2023(a)	200,000	198,498
4.00%, 02/11/2023(a)	200,000	198,498
Inversiones CMPC S.A.
4.38%, 05/15/2023(a)	200,000	199,161
4.38%, 05/15/2023(a)	250,000	248,951
		845,108
China-8.50%
China Overseas Finance Cayman VII Ltd., 4.25%, 04/26/2023(a)	200,000	198,638
CNOOC Finance (2013) Ltd., 3.00%, 05/09/2023	200,000	198,190
CNPC General Capital Ltd.
3.40%, 04/16/2023(a)	200,000	198,774
3.40%, 04/16/2023(a)	200,000	198,774
Industrial & Commercial Bank of China Ltd.
1.00%, 07/20/2023(a)	200,000	195,256
1.00%, 09/09/2023(a)	200,000	194,110
Sinopec Group Overseas Development (2013) Ltd.
4.38%, 10/17/2023(a)	200,000	198,976
4.38%, 10/17/2023(a)	200,000	198,976
State Grid Overseas Investment (2013) Ltd., 3.13%, 05/22/2023(a)	200,000	198,244
State Grid Overseas Investment BVI Ltd.
3.75%, 05/02/2023(a)	200,000	199,204
3.75%, 05/02/2023(a)	200,000	199,204
		2,178,346
Colombia-1.55%
Banco de Bogota S.A., 5.38%, 02/19/2023(a)	200,000	200,110
Colombia Government International Bond, 2.63%, 03/15/2023	200,000	198,401
		398,511
Egypt-2.30%
Egypt Government International Bond
5.58%, 02/21/2023(a)	300,000	298,333
4.55%, 11/20/2023(a)	300,000	291,003
		589,336
	Principal Amount	Value
Hungary-1.76%
Hungary Government International Bond
5.38%, 02/21/2023	$150,000	$150,352
5.75%, 11/22/2023	300,000	300,958
		451,310
India-4.64%
IIFL Finance Ltd., 5.88%, 04/20/2023(a)	200,000	197,600
Indian Oil Corp. Ltd., 5.75%, 08/01/2023(a)	400,000	400,696
Muthoot Finance Ltd., 4.40%, 09/02/2023(a)	400,000	393,160
Shriram Transport Finance Co. Ltd., 5.10%, 07/16/2023(a)	200,000	198,144
		1,189,600
Indonesia-9.35%
Indonesia Government International Bond
2.95%, 01/11/2023	200,000	199,659
3.38%, 04/15/2023(a)	200,000	199,018
3.38%, 04/15/2023(a)	400,000	398,036
5.38%, 10/17/2023(a)	200,000	202,000
5.38%, 10/17/2023(a)	200,000	202,000
Perusahaan Penerbit SBSN Indonesia III
3.75%, 03/01/2023(a)	300,000	300,407
3.75%, 03/01/2023(a)	200,000	200,272
PT Pertamina (Persero)
4.30%, 05/20/2023(a)	400,000	398,000
4.30%, 05/20/2023(a)	300,000	298,500
		2,397,892
Ireland-0.39%
Park Aerospace Holdings Ltd., 4.50%, 03/15/2023(a)	100,000	99,512
Mexico-2.52%
Alpek S.A.B. de C.V., 5.38%, 08/08/2023(a)	200,000	200,102
Fresnillo PLC, 5.50%, 11/13/2023(a)	200,000	199,977
Petroleos Mexicanos
3.50%, 01/30/2023	100,000	99,350
4.63%, 09/21/2023	150,000	147,491
		646,920
Peru-2.33%
Banco de Credito del Peru S.A.
4.25%, 04/01/2023(a)	200,000	198,875
4.25%, 04/01/2023(a)	300,000	298,313
Banco Internacional del Peru S.A.A. Interbank, 3.38%, 01/18/2023(a)	100,000	99,720
		596,908
Philippines-5.42%
BDO Unibank, Inc., 2.95%, 03/06/2023(a)	1,200,000	1,190,418
Rizal Commercial Banking Corp., 4.13%, 03/16/2023(a)	200,000	198,928
		1,389,346
Poland-1.83%
Republic of Poland Government International Bond, 3.00%, 03/17/2023	470,000	468,200
Qatar-8.55%
AKCB Finance Ltd., 4.75%, 10/09/2023(a)	200,000	198,593
CBQ Finance Ltd., 5.00%, 05/24/2023(a)	200,000	199,454
Ooredoo International Finance Ltd.
3.25%, 02/21/2023(a)	200,000	199,308
3.25%, 02/21/2023(a)	200,000	199,307
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Qatar-(continued)
Qatar Government International Bond
3.88%, 04/23/2023(a)	$800,000	$797,815
3.88%, 04/23/2023(a)	400,000	398,908
SoQ Sukuk A QSC, 3.24%, 01/18/2023(a)	200,000	199,757
		2,193,142
Russia-0.28%
Mobile Telesystems OJSC Via MTS International Funding DAC, 5.00%, 05/30/2023(a)	200,000	73,000
Vnesheconombank Via VEB Finance PLC, 5.94%, 11/21/2023(a)(b)	650,000	0
		73,000
Saudi Arabia-2.27%
SABIC Capital II B.V., 4.00%, 10/10/2023(a)	200,000	198,196
Saudi Arabian Oil Co., 1.25%, 11/24/2023(a)	400,000	384,887
		583,083
South Africa-2.21%
Eskom Holdings SOC Ltd.
6.75%, 08/06/2023(a)	200,000	195,700
6.75%, 08/06/2023(a)	200,000	195,700
Growthpoint Properties International Pty. Ltd., 5.87%, 05/02/2023(a)	175,000	174,781
		566,181
Supranational-7.96%
Asian Development Bank
1.63%, 01/24/2023	200,000	199,179
2.75%, 03/17/2023	400,000	397,680
0.25%, 07/14/2023	435,000	423,110
0.25%, 10/06/2023	400,000	384,881
Asian Infrastructure Investment Bank (The), 0.25%, 09/29/2023	250,000	240,706
IDB Trust Services Ltd., 3.39%, 09/26/2023(a)	400,000	395,097
		2,040,653
Thailand-1.55%
Bangkok Bank PCL, 5.00%, 10/03/2023(a)	200,000	199,708
Siam Commercial Bank PCL (The), 2.75%, 05/16/2023(a)	200,000	197,884
		397,592
Turkey-10.57%
Arcelik A.S., 5.00%, 04/03/2023(a)	200,000	199,587
Hazine Mustesarligi Varlik Kiralama A.S.
5.00%, 04/06/2023(a)	200,000	200,418
5.00%, 04/06/2023(a)	300,000	300,627
KOC Holding A.S.
5.25%, 03/15/2023(a)	200,000	200,089
5.25%, 03/15/2023(a)	200,000	200,089
Petkim Petrokimya Holding A.S., 5.88%, 01/26/2023(a)	200,000	200,428
	Principal Amount	Value
Turkey-(continued)
Roenesans Gayrimenkul Yatirim A.S., 7.25%, 04/26/2023(a)	$200,000	$198,382
Turkey Government International Bond
3.25%, 03/23/2023	200,000	200,514
7.25%, 12/23/2023	300,000	306,720
Turkiye Garanti Bankasi A.S., 5.88%, 03/16/2023(a)	200,000	201,079
Turkiye Vakiflar Bankasi T.A.O., 5.75%, 01/30/2023(a)	200,000	200,736
Yapi ve Kredi Bankasi A.S.
6.10%, 03/16/2023(a)	100,000	100,351
6.10%, 03/16/2023(a)	200,000	200,702
		2,709,722
United Arab Emirates-9.92%
Abu Dhabi Government International Bond
0.75%, 09/02/2023(a)	400,000	387,398
0.75%, 09/02/2023(a)	375,000	363,185
Abu Dhabi National Energy Co. PJSC
3.63%, 01/12/2023(a)	200,000	199,867
3.63%, 01/12/2023(a)	200,000	199,867
ADCB Finance Cayman Ltd.
4.50%, 03/06/2023(a)	200,000	199,687
4.00%, 03/29/2023(a)	200,000	199,420
DIB Sukuk Ltd., 3.63%, 02/06/2023(a)	200,000	199,556
DP World Crescent Ltd.
3.91%, 05/31/2023(a)	200,000	198,571
3.91%, 05/31/2023(a)	200,000	198,571
Noor Sukuk Co. Ltd., 4.47%, 04/24/2023(a)	200,000	199,348
SIB Sukuk Co. III Ltd., 4.23%, 04/18/2023(a)	200,000	199,503
		2,544,973
United Kingdom-0.77%
Jaguar Land Rover Automotive PLC, 5.63%, 02/01/2023(a)	200,000	198,300
Total U.S. Dollar Denominated Bonds & Notes (Cost $26,277,468)		25,154,920
	Shares
Money Market Funds-1.19%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(c)(d) (Cost $304,882)	304,882	304,882
TOTAL INVESTMENTS IN SECURITIES-99.29% (Cost $26,582,350)		25,459,802
OTHER ASSETS LESS LIABILITIES-0.71%		182,708
NET ASSETS-100.00%		$25,642,510

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)—(continued)
November 30, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $20,640,729, which represented 80.49% of the Fund’s Net Assets.
(b)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$123,832	$656,447	$(475,397)	$-	$-	$304,882	$1,340
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	56,549	(56,549)	-	-	-	42*
Invesco Private Prime Fund	-	145,411	(145,426)	-	15	-	114*
Total	$123,832	$858,407	$(677,372)	$-	$15	$304,882	$1,496

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)
November 30, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.79%
Brazil-5.87%
Banco do Brasil S.A.
4.75%, 03/20/2024(a)	$200,000	$197,081
4.75%, 03/20/2024(a)	200,000	197,081
Banco Nacional de Desenvolvimento Economico e Social, 4.75%, 05/09/2024(a)	200,000	198,844
Banco Votorantim S.A.
4.50%, 09/24/2024(a)	200,000	194,255
4.50%, 09/24/2024(a)	200,000	194,255
Braskem Finance Ltd., 6.45%, 02/03/2024	200,000	200,505
Brazilian Government International Bond, 8.88%, 04/15/2024	100,000	105,275
Cemig Geracao e Transmissao S.A.
9.25%, 12/05/2024(a)	200,000	205,764
9.25%, 12/05/2024(a)	200,000	205,764
Petrobras Global Finance B.V., 6.25%, 03/17/2024	90,000	90,613
Rio Oil Finance Trust
Series 2014-1, 9.25%, 07/06/2024(a)	128,714	131,307
Series 2014-1, 9.25%, 07/06/2024(a)	193,071	196,961
		2,117,705
Chile-1.05%
Empresa Nacional del Petroleo, 4.38%, 10/30/2024(a)	200,000	194,520
Kenbourne Invest S.A., 6.88%, 11/26/2024(a)	200,000	185,298
		379,818
China-8.06%
Alibaba Group Holding Ltd., 3.60%, 11/28/2024	200,000	193,085
CCBL Cayman 1 Corp. Ltd., 3.50%, 05/16/2024(a)	200,000	194,252
China Construction Bank Corp., 0.86%, 04/22/2024(a)	200,000	189,342
China Government International Bond, 0.75%, 10/26/2024(a)	200,000	186,800
CNAC HK Finbridge Co. Ltd., 3.38%, 06/19/2024(a)	200,000	192,714
CNOOC Finance (2014) ULC, 4.25%, 04/30/2024	200,000	197,383
Export-Import Bank of China (The)
3.63%, 07/31/2024(a)	200,000	196,263
3.63%, 07/31/2024(a)	200,000	196,263
Industrial Bank Co. Ltd., 0.88%, 06/10/2024(a)	200,000	188,284
Sinopec Group Overseas Development (2014) Ltd., 4.38%, 04/10/2024(a)	200,000	198,436
Sinopec Group Overseas Development (2018) Ltd., 2.50%, 08/08/2024(a)	200,000	191,793
State Grid Overseas Investment (2014) Ltd.
4.13%, 05/07/2024(a)	200,000	197,801
4.13%, 05/07/2024(a)	200,000	197,801
Tencent Holdings Ltd.
3.28%, 04/11/2024(a)	200,000	194,419
3.28%, 04/11/2024(a)	200,000	194,419
		2,909,055
Colombia-2.59%
Colombia Government International Bond
4.00%, 02/26/2024	400,000	388,980
8.13%, 05/21/2024	150,000	153,335
	Principal Amount	Value
Colombia-(continued)
SURA Asset Management S.A.
4.88%, 04/17/2024(a)	$200,000	$197,292
4.88%, 04/17/2024(a)	200,000	197,292
		936,899
Egypt-4.13%
Egypt Government International Bond
6.20%, 03/01/2024(a)	200,000	194,649
6.20%, 03/01/2024(a)	350,000	340,635
5.75%, 05/29/2024(a)	200,000	192,460
5.75%, 05/29/2024(a)	200,000	192,460
6.75%, 11/10/2024(a)	400,000	379,500
6.75%, 11/10/2024(a)	200,000	189,750
		1,489,454
Hong Kong-0.55%
Bocom Leasing Management Hong Kong Co. Ltd., 4.38%, 01/22/2024(a)	200,000	197,296
Hungary-1.11%
Hungary Government International Bond, 5.38%, 03/25/2024	400,000	400,644
India-7.00%
ABJA Investment Co. Pte. Ltd., 5.95%, 07/31/2024(a)	200,000	200,349
Adani Green Energy Ltd.
4.38%, 09/08/2024(a)	200,000	181,500
4.38%, 09/08/2024(a)	200,000	181,500
Adani Green Energy UP Ltd./Prayatna Developers Pvt. Ltd./Parampujya Solar Energy Pvt. Ltd., 6.25%, 12/10/2024(a)	200,000	192,260
Bharti Airtel International Netherlands B.V.
5.35%, 05/20/2024(a)	200,000	199,082
5.35%, 05/20/2024(a)	200,000	199,082
Export-Import Bank of India, 3.88%, 03/12/2024(a)	200,000	196,083
JSW Steel Ltd., 5.95%, 04/18/2024(a)	200,000	197,750
Oil India Ltd., 5.38%, 04/17/2024(a)	200,000	198,606
ONGC Videsh Ltd., 4.63%, 07/15/2024(a)	200,000	196,017
Shriram Transport Finance Co. Ltd.
4.40%, 03/13/2024(a)	200,000	192,894
4.40%, 03/13/2024(a)(b)	200,000	192,894
State Bank of India, 4.88%, 04/17/2024(a)	200,000	198,408
		2,526,425
Indonesia-9.91%
Indika Energy Capital III Pte. Ltd., 5.88%, 11/09/2024(a)	200,000	196,852
Indonesia Government International Bond
5.88%, 01/15/2024(a)	400,000	406,079
5.88%, 01/15/2024(a)	350,000	355,319
4.45%, 02/11/2024	200,000	199,701
Lembaga Pembiayaan Ekspor Indonesia, 3.88%, 04/06/2024(a)	200,000	196,200
Perusahaan Penerbit SBSN Indonesia III
3.90%, 08/20/2024(a)	200,000	198,415
3.90%, 08/20/2024(a)	200,000	198,415
4.35%, 09/10/2024(a)	200,000	199,722
4.35%, 09/10/2024(a)	400,000	399,444
PT Adaro Indonesia, 4.25%, 10/31/2024(a)	250,000	241,222
PT Bank Mandiri (Persero) Tbk, 3.75%, 04/11/2024(a)	200,000	195,543
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Indonesia-(continued)
PT Bank Rakyat Indonesia (Persero) Tbk, 3.95%, 03/28/2024(a)	$200,000	$195,907
PT Pelabuhan Indonesia III (Persero), 4.88%, 10/01/2024(a)	200,000	197,081
PT Perusahaan Gas Negara Tbk
5.13%, 05/16/2024(a)	200,000	199,300
5.13%, 05/16/2024(a)	200,000	199,300
		3,578,500
Ireland-0.68%
Park Aerospace Holdings Ltd.
5.50%, 02/15/2024(a)	150,000	147,707
5.50%, 02/15/2024(a)	100,000	98,471
		246,178
Malaysia-0.54%
RHB Bank Bhd., 3.77%, 02/19/2024(a)	200,000	196,215
Mexico-6.42%
Alfa S.A.B. de C.V., 5.25%, 03/25/2024(a)	200,000	199,456
Banco Inbursa S.A., Institucion De Banca Multiple Grupo, Financiero Inbursa
4.13%, 06/06/2024(a)	200,000	195,855
4.13%, 06/06/2024(a)	350,000	342,746
Comision Federal de Electricidad
4.88%, 01/15/2024(a)	200,000	197,832
4.88%, 01/15/2024(a)(b)	200,000	197,832
Gruma S.A.B. de C.V.
4.88%, 12/01/2024(a)	200,000	198,946
4.88%, 12/01/2024(a)	200,000	198,946
Grupo Bimbo S.A.B. de C.V., 3.88%, 06/27/2024(a)	200,000	196,199
Petroleos Mexicanos, 4.88%, 01/18/2024(b)	200,000	195,837
Trust Fibra Uno
5.25%, 12/15/2024(a)	200,000	196,558
5.25%, 12/15/2024(a)	200,000	196,558
		2,316,765
Philippines-3.09%
Bank of the Philippine Islands, 2.50%, 09/10/2024(a)	200,000	190,256
Philippine Government International Bond, 4.20%, 01/21/2024	300,000	297,750
Philippine National Bank, 3.28%, 09/27/2024(a)	200,000	187,505
Power Sector Assets and Liabilities Management Corp.
7.39%, 12/02/2024(a)	200,000	206,758
7.39%, 12/02/2024(a)	225,000	232,602
		1,114,871
Poland-1.10%
Republic of Poland Government International Bond, 4.00%, 01/22/2024	400,000	395,858
Qatar-4.35%
Qatar Government International Bond
3.38%, 03/14/2024(a)	400,000	392,993
3.38%, 03/14/2024(a)	500,000	491,241
QIB Sukuk Ltd., 3.98%, 03/26/2024(a)	300,000	294,885
QIIB Senior Sukuk Ltd., 4.26%, 03/05/2024(a)	200,000	197,323
QNB Finance Ltd., 3.50%, 03/28/2024(a)	200,000	195,787
		1,572,229
Saudi Arabia-7.29%
SA Global Sukuk Ltd., 0.95%, 06/17/2024(a)(b)	200,000	188,119
	Principal Amount	Value
Saudi Arabia-(continued)
Samba Funding Ltd., 2.75%, 10/02/2024(a)	$400,000	$381,630
Saudi Arabian Oil Co., 2.88%, 04/16/2024(a)	800,000	776,598
Saudi Electricity Global Sukuk Co. - 3
4.00%, 04/08/2024(a)	500,000	493,293
4.00%, 04/08/2024(a)	400,000	394,634
Saudi Electricity Global Sukuk Co. - 4, 4.22%, 01/27/2024(a)	400,000	395,844
		2,630,118
Singapore-0.52%
BOC Aviation USA Corp., 1.63%, 04/29/2024(a)	200,000	188,972
South Africa-3.01%
MTN (Mauritius) Investments Ltd.
4.76%, 11/11/2024(a)	200,000	195,500
4.76%, 11/11/2024(a)	200,000	195,500
Republic of South Africa Government International Bond, 4.67%, 01/17/2024	300,000	296,598
Sasol Financing USA LLC, 5.88%, 03/27/2024	400,000	397,674
		1,085,272
Supranational-8.31%
African Export-Import Bank (The), 4.13%, 06/20/2024(a)	200,000	193,145
Asian Development Bank
2.63%, 01/30/2024	350,000	342,088
1.63%, 03/15/2024	100,000	96,249
0.38%, 06/11/2024	350,000	328,492
4.13%, 09/27/2024	200,000	198,456
0.63%, 10/08/2024	250,000	232,920
1.50%, 10/18/2024	300,000	283,826
Asian Infrastructure Investment Bank (The), 2.25%, 05/16/2024	200,000	193,056
Black Sea Trade & Development Bank, 3.50%, 06/25/2024(a)	200,000	179,636
IDB Trust Services Ltd.
2.84%, 04/25/2024(a)	400,000	389,564
1.96%, 10/02/2024(a)	400,000	378,580
New Development Bank (The), 0.63%, 07/22/2024(a)	200,000	185,004
		3,001,016
Taiwan-0.54%
Competition Team Technologies Ltd., 3.75%, 03/12/2024(a)	200,000	195,269
Thailand-1.09%
Bangkok Bank PCL, 4.05%, 03/19/2024(a)	200,000	196,934
Siam Commercial Bank PCL (The), 3.90%, 02/11/2024(a)	200,000	196,932
		393,866
Turkey-10.03%
Hazine Mustesarligi Varlik Kiralama A.S., 4.49%, 11/25/2024(a)	200,000	190,381
Mersin Uluslararasi Liman Isletmeciligi A.S.
5.38%, 11/15/2024(a)	200,000	190,046
5.38%, 11/15/2024(a)	200,000	190,046
QNB Finansbank A.S., 6.88%, 09/07/2024(a)	200,000	204,387
Turk Telekomunikasyon A.S., 4.88%, 06/19/2024(a)	200,000	180,016
Turkey Government International Bond
5.75%, 03/22/2024	200,000	200,044

See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Turkey-(continued)
6.35%, 08/10/2024	$400,000	$400,128
5.60%, 11/14/2024	600,000	587,700
Turkiye Ihracat Kredi Bankasi A.S., 8.25%, 01/24/2024(a)	200,000	201,830
Turkiye Is Bankasi A.S.
6.13%, 04/25/2024(a)	300,000	298,279
6.13%, 04/25/2024(a)	200,000	198,853
Turkiye Petrol Rafinerileri A.S.
4.50%, 10/18/2024(a)	200,000	190,452
4.50%, 10/18/2024(a)	200,000	190,453
Turkiye Vakiflar Bankasi T.A.O., 8.13%, 03/28/2024(a)	200,000	202,144
Yapi ve Kredi Bankasi A.S., 5.85%, 06/21/2024(a)	200,000	197,200
		3,621,959
United Arab Emirates-9.92%
Abu Dhabi Government International Bond
2.13%, 09/30/2024(a)	200,000	191,755
2.13%, 09/30/2024(a)	500,000	479,388
Abu Dhabi National Energy Co. PJSC, 3.88%, 05/06/2024(a)	200,000	197,324
BOS Funding Ltd., 4.00%, 09/18/2024(a)	200,000	190,942
DAE Funding LLC
1.55%, 08/01/2024(a)	200,000	186,170
1.55%, 08/01/2024(a)	200,000	186,170
DIFC Sukuk Ltd., 4.33%, 11/12/2024(a)	200,000	195,957
EMG Sukuk Ltd., 4.56%, 06/18/2024(a)	200,000	196,775
Emirates Development Bank PJSC, 3.52%, 03/06/2024(a)	200,000	195,777
Emirates Telecommunications Group Co. PJSC, 3.50%, 06/18/2024(a)	200,000	196,516
Fab Sukuk Co. Ltd., 3.88%, 01/22/2024(a)	200,000	196,879
MAF Global Securities Ltd., 4.75%, 05/07/2024(a)	200,000	197,493
Mashreqbank PSC, 4.25%, 02/26/2024(a)	200,000	196,475
MDGH GMTN (RSC) Ltd.
3.00%, 04/19/2024(a)	200,000	194,628
2.50%, 11/07/2024(a)	200,000	191,248
2.50%, 11/07/2024(a)	200,000	191,248
Sharjah Sukuk Ltd., 3.76%, 09/17/2024(a)	200,000	195,363
		3,580,108
	Principal Amount	Value
Vietnam-1.63%
Vietnam Government International Bond
4.80%, 11/19/2024(a)	$400,000	$392,013
4.80%, 11/19/2024(a)	200,000	196,006
		588,019
Total U.S. Dollar Denominated Bonds & Notes (Cost $36,730,392)		35,662,511
	Shares
Money Market Funds-0.24%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(c)(d) (Cost $85,284)	85,284	85,284
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.03% (Cost $36,815,676)		35,747,795
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.75%
Invesco Private Government Fund, 3.83%(c)(d)(e)	176,577	176,577
Invesco Private Prime Fund, 4.15%(c)(d)(e)	454,301	454,391
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $630,888)		630,968
TOTAL INVESTMENTS IN SECURITIES-100.78% (Cost $37,446,564)		36,378,763
OTHER ASSETS LESS LIABILITIES-(0.78)%		(280,552)
NET ASSETS-100.00%		$36,098,211

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $29,286,314, which represented 81.13% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at November 30, 2022.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$730,091	$(644,807)	$-	$-	$85,284	$1,220
See accompanying notes which are an integral part of this schedule.

Invesco BulletShares 2024 USD Emerging Markets Debt ETF (BSDE)—(continued)
November 30, 2022
(Unaudited)
	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$463,653	$510,055	$(797,131)	$-	$-	$176,577	$1,377*
Invesco Private Prime Fund	1,192,252	763,511	(1,501,385)	(5)	18	454,391	3,827*
Total	$1,655,905	$2,003,657	$(2,943,323)	$(5)	$18	$716,252	$6,424

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2022, for each Fund (except for BulletShares 2022 Municipal Bond ETF, BulletShares 2023 Municipal Bond ETF, BulletShares 2024 Municipal Bond ETF, BulletShares 2025 Municipal Bond ETF, BulletShares 2026 Municipal Bond ETF, BulletShares 2027 Municipal Bond ETF, BulletShares 2028 Municipal Bond ETF, BulletShares 2029 Municipal Bond ETF, BulletShares 2030 Municipal Bond ETF and BulletShares 2031 Municipal Bond ETF).  As of November 30, 2022, all of the securities in BulletShares 2022 Municipal Bond ETF, BulletShares 2023 Municipal Bond ETF, BulletShares 2024 Municipal Bond ETF, BulletShares 2025 Municipal Bond ETF, BulletShares 2026 Municipal Bond ETF, BulletShares 2027 Municipal Bond ETF, BulletShares 2028 Municipal Bond ETF, BulletShares 2029 Municipal Bond ETF, BulletShares 2030 Municipal Bond ETF and BulletShares 2031 Municipal Bond ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco BulletShares 2022 Corporate Bond ETF
Investments in Securities
U.S. Treasury Securities	$-	$1,353,363,635	$-	$1,353,363,635
U.S. Dollar Denominated Bonds & Notes	-	134,287,723	-	134,287,723
Money Market Funds	32,413,253	-	-	32,413,253
Total Investments	$32,413,253	$1,487,651,358	$-	$1,520,064,611
Invesco BulletShares 2023 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$2,631,125,884	$-	$2,631,125,884
Money Market Funds	15,191,456	70,031,028	-	85,222,484
Total Investments	$15,191,456	$2,701,156,912	$-	$2,716,348,368
Invesco BulletShares 2024 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$3,527,960,708	$-	$3,527,960,708
Money Market Funds	8,376,978	278,446,470	-	286,823,448
Total Investments	$8,376,978	$3,806,407,178	$-	$3,814,784,156
Invesco BulletShares 2025 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,825,218,884	$-	$1,825,218,884
Money Market Funds	3,212,746	214,773,250	-	217,985,996
Total Investments	$3,212,746	$2,039,992,134	$-	$2,043,204,880

	Level 1	Level 2	Level 3	Total
Invesco BulletShares 2026 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,400,256,578	$-	$1,400,256,578
Money Market Funds	1,258,608	181,997,763	-	183,256,371
Total Investments	$1,258,608	$1,582,254,341	$-	$1,583,512,949
Invesco BulletShares 2027 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$589,517,733	$-	$589,517,733
Money Market Funds	1,502,487	132,333,772	-	133,836,259
Total Investments	$1,502,487	$721,851,505	$-	$723,353,992
Invesco BulletShares 2028 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$401,975,515	$-	$401,975,515
Money Market Funds	1,705,839	64,769,425	-	66,475,264
Total Investments	$1,705,839	$466,744,940	$-	$468,450,779
Invesco BulletShares 2029 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$171,964,097	$-	$171,964,097
Money Market Funds	309,793	16,490,361	-	16,800,154
Total Investments	$309,793	$188,454,458	$-	$188,764,251
Invesco BulletShares 2030 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$126,457,496	$-	$126,457,496
Money Market Funds	402,975	19,362,008	-	19,764,983
Total Investments	$402,975	$145,819,504	$-	$146,222,479
Invesco BulletShares 2031 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$59,002,215	$-	$59,002,215
Money Market Funds	5,881	2,452,433	-	2,458,314
Total Investments	$5,881	$61,454,648	$-	$61,460,529
Invesco BulletShares 2032 Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$5,919,227	$-	$5,919,227
Money Market Funds	87,634	-	-	87,634
Total Investments	$87,634	$5,919,227	$-	$6,006,861
Invesco BulletShares 2022 High Yield Corporate Bond ETF
Investments in Securities
U.S. Treasury Securities	$-	$403,512,823	$-	$403,512,823
Money Market Funds	44,201,671	-	-	44,201,671
Total Investments	$44,201,671	$403,512,823	$-	$447,714,494
Invesco BulletShares 2023 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$697,532,449	$-	$697,532,449
Money Market Funds	22,012,717	73,890,625	-	95,903,342
Total Investments	$22,012,717	$771,423,074	$-	$793,435,791
Invesco BulletShares 2024 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$484,284,668	$0	$484,284,668
Money Market Funds	12,488,718	92,708,484	-	105,197,202
Total Investments	$12,488,718	$576,993,152	$0	$589,481,870
Invesco BulletShares 2025 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$404,386,452	$-	$404,386,452
Money Market Funds	9,474,777	32,451,431	-	41,926,208
Total Investments	$9,474,777	$436,837,883	$-	$446,312,660

	Level 1	Level 2	Level 3	Total
Invesco BulletShares 2026 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$201,288,723	$-	$201,288,723
Money Market Funds	996,591	31,346,364	-	32,342,955
Total Investments	$996,591	$232,635,087	$-	$233,631,678
Invesco BulletShares 2027 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$51,997,993	$-	$51,997,993
Money Market Funds	158,303	8,321,358	-	8,479,661
Total Investments	$158,303	$60,319,351	$-	$60,477,654
Invesco BulletShares 2028 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$26,553,269	$-	$26,553,269
Money Market Funds	69,161	3,176,529	-	3,245,690
Total Investments	$69,161	$29,729,798	$-	$29,798,959
Invesco BulletShares 2029 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$9,734,669	$-	$9,734,669
Money Market Funds	63,660	355,317	-	418,977
Total Investments	$63,660	$10,089,986	$-	$10,153,646
Invesco BulletShares 2030 High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$4,628,441	$-	$4,628,441
Money Market Funds	40,406	-	-	40,406
Total Investments	$40,406	$4,628,441	$-	$4,668,847
Invesco BulletShares 2022 USD Emerging Markets Debt ETF
Investments in Securities
U.S. Treasury Securities	$-	$15,481,476	$-	$15,481,476
U.S. Dollar Denominated Bonds & Notes	-	499,428	-	499,428
Money Market Funds	618,111	-	-	618,111
Other Investments - Assets
Investments Matured	-	-	0	0
Total Investments	$618,111	$15,980,904	$0	$16,599,015
Invesco BulletShares 2023 USD Emerging Markets Debt ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$25,154,920	$0	$25,154,920
Money Market Funds	304,882	-	-	304,882
Total Investments	$304,882	$25,154,920	$0	$25,459,802
Invesco BulletShares 2024 USD Emerging Markets Debt ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$35,662,511	$-	$35,662,511
Money Market Funds	85,284	630,968	-	716,252
Total Investments	$85,284	$36,293,479	$-	$36,378,763